UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Paul Gallagher, Secretary of the registrant
777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/04

Date of reporting period: 09/30/04

Item 1 (Schedule of Investments): The schedule of investments as of September 30, 2004 is attached.

THE VANTAGEPOINT FUNDS

Schedules of Investments

September 30, 2004

The Vantagepoint® funds

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value

MUTUAL FUNDS
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $108,968,164)	108,968,164	$108,968,164

TOTAL INVESTMENTS—100.0% (Cost $108,968,164)		108,968,164
Other assets less liabilities—(0.0%)		(15,407)

NET ASSETS—100.0%		$108,952,757

See accompanying notes to schedule of investments.	1

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Income Preservation Fund▲

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—0.1%

Banking—0.0%
American Honda Finance Corp. 144A 1.120%	10/22/2004	®	$300,000	$300,000

Electric Utilities—0.1%
Pacific Gas & Electric Co., Note 1.810%	04/03/2006	#	594,000	594,589

TOTAL CORPORATE OBLIGATIONS (Cost $894,000)				894,589

U.S. GOVERNMENT AGENCY OBLIGATIONS—31.6%

U.S. Government Agency—Discount Notes—31.6%
Federal Farm Credit Bank
1.630%	11/03/2004		25,000,000	24,962,646
1.350%	10/08/2004		500,000	499,869
Federal Home Loan Bank 1.640%	11/03/2004		63,000,000	62,905,290
Federal Home Loan Mortgage Corporation
1.670%	11/03/2004		63,000,000	62,903,559
1.560%	10/20/2004		1,600,000	1,598,682
1.530%	11/01/2004		2,500,000	2,496,706
1.474%	10/19/2004		900,000	899,228
1.385%	11/04/2004		800,000	798,954
Federal National Mortgage Association
1.680%	11/03/2004		63,000,000	62,902,980
1.596%	11/03/2004		300,000	299,572
1.580%	11/01/2004		2,800,000	2,796,191
1.538%	10/20/2004		5,000,000	4,996,009
1.355%	10/15/2004		650,000	649,659
1.340%	10/15/2004		500,000	499,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $229,209,084)				229,209,084

U.S. TREASURY OBLIGATIONS—47.4%

U.S. Treasury Bills—47.4%
U.S. Treasury Bill
1.575%	11/04/2004		55,000,000	54,918,188
1.565%	11/04/2004		25,000,000	24,963,049
1.552%	11/04/2004		50,000,000	49,926,692
1.549%	11/04/2004		20,000,000	19,970,737
1.545%	11/04/2004		30,000,000	29,956,225
1.544%	11/04/2004		130,000,000	129,810,454
1.530%	11/04/2004		15,000,000	14,978,325
1.525%	11/04/2004		20,000,000	19,971,194

TOTAL U.S. TREASURY OBLIGATIONS (Cost $344,494,864)				344,494,864

COMMERCIAL PAPER—1.0%

Banking—0.7%
Danske Corp. 1.630%	10/25/2004		100,000	99,891
Danske Corp. 1.580%	10/29/2004		800,000	799,017
Danske Corp. 1.480%	10/06/2004		$800,000	$799,836
HBOS Treasury Services 1.535%	10/15/2004		300,000	299,821
Royal Bank of Scotland 1.630%	11/03/2004		1,300,000	1,298,057
Royal Bank of Scotland 1.600%	10/29/2004		400,000	399,502
Royal Bank of Scotland 1.540%	10/19/2004		1,600,000	1,598,768

				5,294,892

Financial Services—0.3%
Westpac Trust Securities, Ltd. 1.520%	10/15/2004		2,300,000	2,298,640

TOTAL COMMERCIAL PAPER (Cost $7,593,532)				7,593,532

CASH EQUIVALENTS—9.3%

Institutional Money Market Funds—9.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio			32,903,029	32,903,029
Frank Russell Money Market Fund			34,562,258	34,562,258

				67,465,287

TOTAL CASH EQUIVALENTS (Cost $67,465,287)				67,465,287

REPURCHASE AGREEMENTS—11.3%

IBT Repurchase Agreement dated 09/30/2004 due 10/01/2004, with a maturity value of $81,721,522 and an effective yield of 1.25% collateralized by U.S. Government Obligations with rates ranging from 2.31% to 4.712%, maturity dates ranging from 04/01/2023 to 04/01/2035 and an aggregate market value of $85,804,767.			81,718,685	81,718,685

TOTAL INVESTMENTS—100.7% (Cost $731,375,452)				731,376,041

WRAPPER AGREEMENTS—(0.9%)

American International Group, Inc. (contractual effective yield of 15.729%)		†		(3,277,873)

Bank of America (contractual effective yield of 15.729%)		†		(3,277,873)

TOTAL WRAPPER AGREEMENTS				(6,555,746)

Other assets less liabilities—0.2%				1,412,893

NET ASSETS—100.0%				$726,233,188

2	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint Income
Preservation Fund

Legend to the Schedule of Investments:
® Securities acquired pursuant to Rule 144A, representing 0.04% of Total Investments.
# Rate is subject to change. Rate shown reflects current rate.
†

Wrapper Agreements - Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund’s assets up to a specified dollar amount, upon the occurrence of certain specified events.

▲

Effective November 8, 2004, the Vantagepoint Income Preservation Fund changed its name, investment objective and principal investment strategies. Prior to this date the Fund had different portfolio managers. Please see the accompanying notes to schedule of investments for more information.

See accompanying notes to schedule of investments.	3

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint US Government Securities Fund

Coupon Rate	Maturity Date		Face	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—43.3%

U.S. Government Agencies—Mortgage
Backed, Notes and Bonds—43.3%
Federal Home Loan Bank
4.500%	11/15/2012-09/16/2013		$3,000,000	$3,018,159
3.000%	04/15/2009	†	1,250,000	1,218,807
2.950%	09/14/2006		300,000	300,496
2.875%	09/15/2006		1,300,000	1,302,970
2.750%	03/14/2008		1,500,000	1,475,160
2.625%	02/16/2007		500,000	494,758
2.500%	12/15/2005		2,000,000	2,002,732
1.875%	06/15/2006		2,800,000	2,764,563
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		900,000	1,016,297
6.250%	03/05/2012		250,000	263,879
6.000%	06/15/2011-10/01/2017		1,560,207	1,701,668
5.750%	03/15/2009		1,700,000	1,849,027
5.500%	07/15/2006-09/15/2011		1,900,000	2,009,914
5.125%	10/15/2008-11/07/2013		2,200,000	2,313,368
5.000%	01/30/2014		400,000	400,608
4.750%	12/08/2010-10/11/2012		450,000	451,060
4.500%	01/15/2013-01/15/2014		1,500,000	1,506,769
4.375%	02/04/2010		150,000	150,097
4.250%	05/04/2009		500,000	502,536
4.125%	09/01/2009-02/24/2011		600,000	594,191
4.000%	06/12/2013		400,000	381,319
3.875%	01/12/2009		400,000	399,768
3.500%	09/15/2007-04/01/2008	†	1,850,000	1,860,819
3.375%	08/23/2007		500,000	500,006
3.300%	09/14/2007		300,000	301,014
3.250%	02/25/2008		500,000	495,945
3.050%	01/19/2007		700,000	700,764
3.000%	09/29/2006		600,000	599,834
2.875%	11/03/2006-12/15/2006		1,900,000	1,897,933
2.850%	02/23/2007		500,000	496,237
2.700%	03/16/2007		500,000	496,803
2.400%	03/29/2007		1,000,000	986,158
2.125%	11/15/2005		4,100,000	4,087,762
2.000%	02/23/2006		800,000	794,018
Federal National Mortgage Association
7.500%	01/01/2034		883,289	946,220
7.125%	03/15/2007-06/15/2010		2,700,000	3,072,174
7.000%	02/01/2013		373,080	396,025
6.625%	10/15/2007-11/15/2010		2,950,000	3,291,031
6.500%	09/01/2033		870,037	913,506
6.000%	05/15/2011-10/01/2017		818,429	879,037
5.500%	02/15/2006-07/18/2012		2,850,000	2,951,217
5.250%	08/01/2012		1,000,000	1,040,924
5.000%	10/01/2019		500,000	507,969
4.750%	02/21/2013		$400,000	$397,123
4.375%	10/15/2006-07/17/2013		2,550,000	2,578,971
4.250%	07/15/2007	†	900,000	927,034
4.125%	04/15/2014	†	300,000	289,548
4.000%	12/15/2008		500,000	500,393
3.875%	11/17/2008		400,000	399,288
3.750%	05/17/2007		500,000	502,646
3.500%	10/15/2007-01/28/2008		550,000	549,366
3.410%	08/30/2007		200,000	200,454
3.250%	06/28/2006		800,000	801,756
3.125%	05/04/2007-03/16/2009		1,150,000	1,132,982
3.000%	03/02/2007		500,000	500,264
2.875%	05/19/2008		650,000	635,649
2.750%	08/11/2006		1,400,000	1,400,879
2.625%	01/19/2007		1,000,000	990,979
2.250%	02/28/2006-05/15/2006	†	4,000,000	3,980,178
2.150%	04/13/2006		800,000	794,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $69,590,125)				69,916,050

U.S. TREASURY OBLIGATIONS—55.2%

U.S. Treasury Bonds—4.8%
U.S. Treasury Bond
12.000%	08/15/2013		1,000,000	1,320,665
9.375%	02/15/2006	†	2,700,000	2,956,289
5.000%	08/15/2011	†	2,300,000	2,472,592
2.375%	08/15/2006		1,000,000	997,110

				7,746,656

U.S. Treasury Notes—50.4%
U.S. Treasury Note
6.875%	05/15/2006		3,300,000	3,532,548
6.625%	05/15/2007	†	1,600,000	1,754,938
6.500%	10/15/2006-02/15/2010		2,700,000	2,978,491
6.250%	02/15/2007		1,500,000	1,621,524
6.000%	08/15/2009		1,095,000	1,224,433
5.875%	11/15/2005		2,400,000	2,496,751
5.750%	11/15/2005	†	2,300,000	2,389,486
5.500%	05/15/2009		3,300,000	3,615,305
5.000%	02/15/2011		2,800,000	3,011,204
4.875%	02/15/2012		1,700,000	1,812,227
4.375%	08/15/2012	†	1,200,000	1,237,501
4.250%	08/15/2013-11/15/2013	†	4,900,000	4,969,668
4.000%	11/15/2012-02/15/2014	†	5,700,000	5,701,724
3.875%	02/15/2013	†	2,750,000	2,733,673
3.625%	07/15/2009		1,000,000	1,012,422
3.375%	11/15/2008-12/15/2008	†	6,900,000	6,948,990
3.250%	08/15/2007-01/15/2009	†	4,800,000	4,828,101
3.125%	05/15/2007-10/15/2008	†	8,800,000	8,828,805
3.000%	11/15/2007-02/15/2008	†	6,500,000	6,514,048
2.625%	11/15/2006	†	1,000,000	999,961

4	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint US Government Securities Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)

2.500%	05/31/2006		$2,000,000	$2,001,486
2.375%	08/31/2006	†	4,200,000	4,185,728
2.250%	02/15/2007	†	1,700,000	1,682,403
2.000%	05/15/2006	†	1,000,000	993,477
1.875%	11/30/2005-12/31/2005		4,500,000	4,479,866

				81,554,760

TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,499,617)				89,301,416

CASH EQUIVALENTS—26.8%

U.S. Government Agencies—Mortgage
Backed—0.6%
Federal National Mortgage Association 1.682%	10/12/2004	††	1,014,494	1,014,494

Institutional Money Market Funds—2.6%
BGI Institutional Fund 1.730%	10/01/2004	††	2,637,684	2,637,684
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	876,012	876,012
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	608,696	608,696

				4,122,392

Bank & Certificate Deposits/Offshore Time Deposits—17.1%
Bank of America 1.880%	12/23/2004	††	811,595	811,595
Bank of America 1.875%	10/19/2004	††	608,696	608,696
Bank of Montreal 1.760%	10/25/2004	††	122,719	122,719
Bank of Nova Scotia 1.770%	10/25/2004	††	202,899	202,899
Bank of Nova Scotia 1.760%	11/12/2004	††	608,696	608,696
Bank of Nova Scotia 1.750%	10/21/2004	††	608,696	608,696
BNP Paribas 1.800%	11/23/2004	††	2,028,988	2,028,988
BNP Paribas 1.750%	10/04/2004	††	2,028,988	2,028,988
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	811,595	811,595
Compass Securitization 1.662%	10/08/2004	††	1,417,485	1,417,485
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	2,028,988	2,028,988
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	405,798	405,798
Delaware Funding Corporation 1.753%	10/18/2004	††	405,798	405,798
Den Danske Bank 1.640%	10/08/2004	††	811,595	811,595
Dexia Group 1.505%	10/01/2004	††	$202,899	$202,899
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	199,778	199,778
Fortis Bank 1.620%	10/05/2004	††	202,899	202,899
General Electric Capital Corporation 1.763%	10/21/2004	††	606,383	606,383
General Electric Capital Corporation 1.753%	10/20/2004	††	1,011,318	1,011,318
General Electric Capital Corporation 1.623%	10/08/2004	††	1,217,392	1,217,392
Grampian Funding LLC 1.782%	10/19/2004	††	606,590	606,590
Greyhawk Funding 1.753%	10/18/2004	††	809,008	809,008
Liberty Street Funding Corporation 1.602%	10/01/2004	††	404,445	404,445
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	4,057,976	4,057,976
Prefco 1.772%	10/08/2004	††	404,002	404,002
Royal Bank of Canada 1.780%	11/10/2004	††	284,058	284,058
Royal Bank of Canada 1.750%	10/05/2004	††	953,624	953,624
Royal Bank of Scotland 1.670%	11/02/2004	††	60,870	60,870
Royal Bank of Scotland 1.650%	10/29/2004	††	284,058	284,058
Sheffield Receivables Corporation 1.622%	10/04/2004	††	1,420,292	1,420,292
Toronto Dominion Bank 1.710%	10/15/2004	††	2,028,988	2,028,988

				27,657,116

Floating Rate Instruments/Master Notes—6.5%
Bear Stearns & Company 2.010%	12/15/2004	††	405,798	405,798
Bear Stearns & Company 2.010%	06/05/2005	††	405,798	405,798
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	2,049,278	2,049,278
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	3,319,424	3,319,424
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	608,696	608,696
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	811,595	811,595
Morgan Stanley 1.955%	12/10/2004	††	1,420,292	1,420,292
Morgan Stanley 1.955%	03/16/2005	††	486,958	486,958
Morgan Stanley 1.955%	06/05/2005	††	1,014,494	1,014,494

				10,522,333

TOTAL CASH EQUIVALENTS (Cost $43,316,335)				43,316,335

See accompanying notes to schedule of investments.	5

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint US Government Securities Fund	Face	Value

REPURCHASE AGREEMENTS—1.1%

IBT Repurchase Agreement dated 9/30/2004 due 10/01/2004, with a maturity value of $1,731,995 and an effective yield of 1.25% collateralized by a U.S. Government Obligation with a rate of 3.48%, maturity date of 10/15/2007 and a market value of $1,818,531.	$1,731,935	$1,731,935

TOTAL INVESTMENTS—126.4% (Cost $204,138,012)		204,265,736
Other assets less liabilities—(26.4%)		(42,631,749)

NET ASSETS—100.0%		$161,633,987

Legend to the Schedule of Investments:
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

6	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—76.7%

Advertising—0.2%
Interpublic Group, Inc.	*	24,700	$261,573
Monster Worldwide, Inc.	*	7,000	172,480
Omnicom Group		10,800	789,048

			1,223,101

Aerospace & Defense—1.1%
Goodrich Corporation		6,600	206,976
Boeing Company (The)		46,592	2,405,079
General Dynamics Corporation		10,900	1,112,890
Honeywell International, Inc.		47,725	1,711,418
Lockheed Martin Corporation		24,900	1,388,922
Northrop Grumman Corporation		20,192	1,076,839
Textron, Inc.		7,500	482,025

			8,384,149

Airlines—0.3%
Delta Airlines, Inc.	*†	7,300	24,017
FedEx Corporation		16,540	1,417,313
Southwest Airlines Company		43,412	591,271

			2,032,601

Apparel Retailers—0.4%
Gap, Inc. (The)	†	49,587	927,277
Kohl’s Corporation	*	18,800	905,972
Ltd. Brands		28,100	626,349
Nordstrom, Inc.		7,500	286,800

			2,746,398

Automotive—0.8%
Autonation, Inc.	*	14,900	254,492
Dana Corporation		9,424	166,711
Delphi Corporation		30,635	284,599
Ford Motor Company	†	101,346	1,423,911
General Motors Corporation	†	31,100	1,321,128
Genuine Parts Company		9,525	365,569
Goodyear Tire & Rubber Company (The)	*†	10,600	113,844
Harley-Davidson, Inc.		16,600	986,704
ITT Industries, Inc.		5,100	407,949
Navistar International Corporation	*	4,200	156,198
Paccar, Inc.		9,722	671,985
Visteon Corporation	†	9,104	72,741

			6,225,831

Banking—9.2%
American Express Company		71,300	3,669,098
AmSouth Bancorp		19,300	470,920
BB&T Corporation		31,200	1,238,328
Bank of America Corporation		226,146	9,798,906
Bank of New York Company, Inc. (The)		42,800	1,248,476
Capital One Financial Corporation		13,300	982,870
Citigroup, Inc.		286,648	12,646,910
Comerica, Inc.		9,650	572,727
Fifth Third Bancorp	†	31,868	1,568,543
First Horizon National Corporation		6,900	299,184
Golden West Financial Corporation		8,400	931,980
Huntington Bancshares, Inc.	†	12,536	312,272
JP Morgan Chase & Company 197,639			7,852,197
KeyCorp		23,100	$729,960
M&T Bank Corporation		6,700	641,190
MBNA Corporation		70,740	1,782,648
Marshall & IIsley Corporation		12,400	499,720
Mellon Financial Corporation		23,700	656,253
National City Corporation		37,100	1,432,802
North Fork Bancorp, Inc.	†	9,500	422,275
Northern Trust Corporation		12,100	493,680
PNC Financial Services Group, Inc.		15,300	827,730
Providian Financial Corporation	*	16,100	250,194
Regions Financial Corporation		25,336	837,608
SLM Corporation		24,900	1,110,540
SouthTrust Corporation		18,300	762,378
Sovereign Bancorp, Inc.	†	19,000	414,580
State Street Corporation		18,500	790,135
Suntrust Banks, Inc.	†	15,900	1,119,519
Synovus Financial Corporation		16,600	434,090
U.S. Bancorp		106,705	3,083,774
Wachovia Corporation		73,384	3,445,379
Washington Mutual, Inc.		47,814	1,868,571
Wells Fargo & Company		93,860	5,596,872
Zions Bancorp		4,900	299,096

			69,091,405

Beverages, Food & Tobacco—3.8%
Adolph Coors Company Class B	†	2,400	163,008
Altria Group, Inc.		113,700	5,348,448
Anheuser-Busch Companies, Inc.		45,100	2,252,745
Archer-Daniels-Midland Company		35,624	604,896
Brown-Forman Corporation Class B		6,700	306,860
Campbell Soup Company		22,600	594,154
Coca-Cola Company (The)		134,800	5,398,740
Coca-Cola Enterprises, Inc.		25,200	476,280
ConAgra Foods, Inc.		29,600	761,016
General Mills, Inc.	†	20,600	924,940
H.J. Heinz Company		19,350	696,987
Hershey Foods Corporation		14,300	667,953
Kellogg Company		22,600	964,116
McCormick & Company, Inc.		7,500	257,550
Pepsi Bottling Group, Inc.	†	14,400	390,960
Pepsico, Inc.		95,130	4,628,074
RJ Reynolds Tobacco Holding, Inc.		8,300	564,732
Safeway, Inc.	*	24,300	469,233
Sara Lee Corporation	†	43,700	998,982
Supervalu, Inc.		7,500	206,625
Sysco Corporation		35,700	1,068,144
UST, Inc.		9,100	366,366
WM Wrigley Jr. Company		12,400	785,044

			28,895,853

Building Materials—1.0%
Home Depot, Inc.		123,000	4,821,600
Louisiana-Pacific Corporation	†	6,800	176,460
Lowe’s Companies, Inc.	†	43,600	2,369,660
Vulcan Materials Company		5,600	285,320

			7,653,040

Chemicals—1.1%
Air Products & Chemicals, Inc.		12,500	679,750
Avery Dennison Corporation	†	6,100	401,258

See accompanying notes to schedule of investments.	7

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Cooper Tire & Rubber Company		4,700	$94,799
Dow Chemical Company (The)		51,936	2,346,468
Eastman Chemical Company	†	3,975	189,011
EI Du Pont de Nemours & Company		55,300	2,366,840
Great Lakes Chemical Corporation	†	3,300	84,480
Hercules, Inc.	*	6,900	98,325
International Flavors & Fragrances, Inc.		5,200	198,640
Monsanto Company		14,349	522,591
PPG Industries, Inc.		9,324	571,375
Praxair, Inc.		17,900	765,046

			8,318,583

Commercial Services—0.8%
Allied Waste Industries, Inc.	*	14,200	125,670
Apollo Group, Inc. Class A	*	9,800	719,026
Cendant Corporation		56,100	1,211,760
Cintas Corporation	†	9,400	395,176
Convergys Corporation	*	7,600	102,068
Equifax, Inc.		7,500	197,700
Fluor Corporation	†	5,000	222,600
H&R Block, Inc.		9,800	484,316
Moody’s Corporation		8,200	600,650
Paychex, Inc.		20,750	625,612
Robert Half International, Inc.		9,500	244,815
RR Donnelley & Sons Company		11,900	372,708
Ryder System, Inc.	†	3,800	178,752
Waste Management, Inc.		32,227	881,086

			6,361,939

Communications—1.2%
ADC Telecommunications, Inc.	*	48,800	88,328
Andrew Corporation	*†	9,787	119,793
Avaya, Inc.	*	24,668	343,872
Ciena Corporation	*	30,600	60,588
Comverse Technology, Inc.	*	10,700	201,481
Corning, Inc.	*	76,200	844,296
Lucent Technologies, Inc.	*†	232,119	735,817
Motorola, Inc.		129,090	2,328,784
Network Appliance, Inc.	*†	18,900	434,700
Qualcomm, Inc.		89,900	3,509,696
Scientific-Atlanta, Inc.		8,400	217,728
Tellabs, Inc.	*	25,200	231,588

			9,116,671

Computer Software & Processing—4.8%
Adobe Systems, Inc.		12,900	638,163
Affiliated Computer Services, Inc. Class A	*†	7,500	417,525
Autodesk, Inc.		6,000	291,780
Automatic Data Processing, Inc.		32,900	1,359,428
BMC Software, Inc.	*	12,300	194,463
Citrix Systems, Inc.	*	8,900	155,928
Computer Associates International, Inc.		32,025	842,257
Computer Sciences Corporation	*	10,300	485,130
Compuware Corporation	*	23,000	118,450
Deluxe Corporation	†	2,700	$110,754
Electronic Arts, Inc.	*	16,500	758,835
Electronic Data Systems Corporation		26,700	517,713
First Data Corporation		49,466	2,151,771
Fiserv, Inc.	*	10,600	369,516
IMS Health, Inc.		13,125	313,950
Intuit, Inc.	*	10,900	494,860
Mercury Interactive Corporation	*†	5,100	177,888
Microsoft Corporation		603,600	16,689,540
NCR Corporation	*†	5,100	252,909
Novell, Inc.	*	22,400	141,344
Nvidia Corporation	*	9,500	137,940
Oracle Corporation	*	289,720	3,268,042
Parametric Technology Corporation	*	18,300	96,624
Peoplesoft, Inc.	*	20,500	406,925
Siebel Systems, Inc.	*	27,200	205,088
Sun Microsystems, Inc.	*	180,800	730,432
Sungard Data Systems, Inc. *		15,800	375,566
Symantec Corporation	*	17,000	932,960
Unisys Corporation	*	20,200	208,464
Veritas Software Corporation	*	23,633	420,667
Yahoo!, Inc.	*	74,700	2,533,077

			35,797,989

Computers & Information—4.2%
3M Company		43,600	3,486,692
Apple Computer, Inc.	*	21,000	813,750
Cisco Systems, Inc.	*	374,800	6,783,880
Dell, Inc.	*	139,600	4,969,760
EMC Corporation	*	136,200	1,571,748
Gateway, Inc.	*	20,900	103,455
Hewlett-Packard Company		169,196	3,172,425
International Business Machines Corporation		93,300	7,999,542
International Game Technology		19,100	686,645
Jabil Circuit, Inc.	*	11,000	253,000
Lexmark International, Inc.	*	7,400	621,674
Pitney Bowes, Inc.		12,900	568,890
Solectron Corporation	*	53,300	263,835
Symbol Technologies, Inc.		12,800	161,792

			31,457,088

Containers & Packaging—0.1%
Ball Corporation		6,000	224,580
Sealed Air Corporation	*	4,565	211,588

			436,168

Cosmetics & Personal Care—1.8%
Alberto Culver Company Class B		5,500	239,140
Avon Products, Inc.		26,200	1,144,416
Clorox Company		11,600	618,280
Colgate-Palmolive Company		29,700	1,341,846
Ecolab, Inc.	†	14,200	446,448
Gillette Company (The)		56,100	2,341,614
Procter & Gamble Company		142,300	7,701,276

			13,833,020

Diversified—2.6%
General Electric Company		584,900	19,640,942

8	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Electric Utilities—2.2%
AES Corporation (The)	*	34,200	$341,658
Allegheny Energy, Inc.	*†	7,700	122,892
Ameren Corporation	†	10,700	493,805
American Electric Power Company, Inc.		21,860	698,646
CMS Energy Corporation	*†	8,800	83,776
Calpine Corporation	*†	21,300	61,770
Centerpoint Energy, Inc.		14,626	151,525
Cinergy Corporation		9,800	388,080
Consolidated Edison, Inc.	†	13,300	559,132
Constellation Energy Group, Inc.		9,300	370,512
DTE Energy Company		9,300	392,367
Dominion Resources, Inc.		17,971	1,172,608
Duke Energy Corporation		50,224	1,149,627
Edison International		17,900	474,529
Entergy Corporation		12,700	769,747
Exelon Corporation		36,324	1,332,728
FPL Group, Inc.	†	10,100	690,032
FirstEnergy Corporation		18,173	746,547
KeySpan Corporation		8,800	344,960
NiSource, Inc.		14,602	306,788
PG&E Corporation	*	22,900	696,160
PPL Corporation		9,800	462,364
Pinnacle West Capital Corporation		4,800	199,200
Progress Energy, Inc.	†	13,500	571,590
Public Service Enterprise Group, Inc.	†	13,000	553,800
Sempra Energy		12,969	469,348
Southern Company (The)	†	40,500	1,214,190
TXU Corporation		17,667	846,603
TECO Energy, Inc.	†	12,300	166,419
Xcel Energy, Inc.	†	21,870	378,788

			16,210,191

Electrical Equipment—0.2%
Cooper Industries Ltd. Class A		5,500	324,500
Emerson Electric Company		23,300	1,442,037

			1,766,537

Electronics—2.3%
Advanced Micro Devices, Inc.	*†	19,100	248,300
Agilent Technologies, Inc.	*	26,269	566,622
Altera Corporation	*†	20,800	407,056
American Power Conversion Corporation	†	10,800	187,812
Analog Devices, Inc.		20,300	787,234
Applied Micro Circuits Corporation	*	17,700	55,401
Broadcom Corporation Class A	*†	17,400	474,846
Intel Corporation		357,800	7,177,468
JDS Uniphase Corporation	*	84,700	285,439
LSI Logic Corporation	*	22,700	97,837
Linear Technology Corporation		17,200	623,328
Maxim Integrated Products, Inc.		18,100	765,449
Micron Technology, Inc.	*†	33,600	404,208
Molex, Inc.	†	10,475	312,364
National Semiconductor Corporation	*	21,600	334,584
Novellus Systems, Inc.	*	8,900	236,651
PMC-Sierra, Inc.	*†	10,900	96,029
Power-One, Inc.	*	4,400	28,512
QLogic Corporation	*	5,200	$153,972
Raytheon Company		24,800	941,904
Rockwell Collins, Inc.		9,700	360,258
Sanmina-SCI Corporation	*†	28,400	200,220
Teradyne, Inc.	*	11,200	150,080
Texas Instruments, Inc.		96,000	2,042,880
Xilinx, Inc.		18,900	510,300

			17,448,754

Entertainment & Leisure—1.2%
Eastman Kodak Company	†	15,800	509,076
Harrah’s Entertainment, Inc. †		6,050	320,529
Hasbro, Inc.		9,775	183,770
Mattel, Inc.		23,578	427,469
Time Warner, Inc.	*	253,210	4,086,809
Walt Disney Company		113,400	2,557,170
Xerox Corporation	*†	43,700	615,296

			8,700,119

Financial Services—2.6%
Bear Stearns Companies, Inc. (The)	†	5,833	560,960
Charles Schwab Corporation (The)		75,022	689,452
Countrywide Financial Corporation		30,498	1,201,316
E*Trade Financial Corporation	*	20,200	230,684
Federal Home Loan Mortgage Corporation		38,900	2,537,836
Federal National Mortgage Association		53,900	3,417,260
Federated Investors, Inc. Class B		6,900	196,236
Franklin Resources, Inc.		13,800	769,488
Goldman Sachs Group, Inc.		26,700	2,489,508
Janus Capital Group, Inc.	†	14,000	190,540
Lehman Brothers Holdings, Inc.		15,100	1,203,772
Merrill Lynch & Company, Inc.		53,300	2,650,076
Morgan Stanley		60,930	3,003,849
T. Rowe Price Group, Inc.		6,900	351,486

			19,492,463

Food Retailers—0.3%
Albertson’s, Inc.		20,242	484,391
Kroger Company	*	41,100	637,872
Starbucks Corporation	*	21,700	986,482
Winn-Dixie Stores, Inc.	†	9,200	28,428

			2,137,173

Forest Products & Paper—0.7%
Bemis Company		6,800	180,744
Boise Cascade Corporation	†	3,800	126,464
Georgia-Pacific Corporation		13,938	501,071
International Paper Company		26,602	1,074,987
Kimberly Clark Corporation		27,920	1,803,353
MeadWestvaco Corporation		11,014	351,347
Pactiv Corporation	*	9,400	218,550
Temple-Inland, Inc.		3,400	228,310
Weyerhaeuser Company		13,300	884,184

			5,369,010

Health Care Providers—0.7%
Caremark Rx, Inc.	*	24,800	795,336
Express Scripts, Inc.	*†	4,300	280,962
HCA, Inc.		27,377	1,044,433

See accompanying notes to schedule of investments.	9

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Health Management Associates, Inc. Class A	†	13,200	$269,676
Manor Care, Inc.		5,700	170,772
Tenet Healthcare Corporation *†		25,550	275,684
UnitedHealth Group, Inc.		36,700	2,706,258

			5,543,121

Heavy Construction—0.0%
Centex Corporation	†	6,900	348,174

Heavy Machinery—1.5%
American Standard Companies, Inc.	*	12,100	470,811
Applied Materials, Inc.	*	92,400	1,523,676
Baker Hughes, Inc.		18,480	807,946
Black & Decker Corporation	†	4,800	371,712
Caterpillar, Inc.		19,200	1,544,640
Cummins, Inc.	†	2,600	192,114
Deere & Company		13,800	890,790
Dover Corporation		11,200	435,344
Eaton Corporation		9,100	577,031
Ingersoll-Rand Company Class A		9,650	655,911
Pall Corporation	†	7,666	187,664
Parker Hannifin Corporation		6,525	384,062
Rockwell Automation, Inc.		10,200	394,740
Stanley Works (The)	†	4,400	187,132
United Technologies Corporation		28,500	2,661,330
W.W. Grainger, Inc.		5,000	288,250

			11,573,153

Home Construction, Furnishings & Appliances—0.4%
Johnson Controls, Inc.		10,400	590,824
KB Home	†	2,500	211,225
Leggett & Platt, Inc.		10,700	300,670
Masco Corporation		25,400	877,062
Maytag Corporation	†	5,000	91,850
Pulte Homes, Inc.		7,100	435,727
Whirlpool Corporation		4,100	246,369

			2,753,727

Household Products—0.4%
Fortune Brands, Inc.		8,100	600,129
Illinois Tool Works, Inc.		17,400	1,621,158
Newell Rubbermaid, Inc.	†	15,060	301,802
Rohm & Haas Company		12,275	527,457
Snap-On, Inc.		3,650	100,594

			3,151,140

Industrial—Diversified—0.4%
Tyco International Ltd.		110,949	3,401,696

Insurance—4.1%
ACE Ltd. (Bermuda)		15,400	616,924
Aflac, Inc.		28,300	1,109,643
Aetna, Inc.		8,437	843,109
Allstate Corporation (The)		39,038	1,873,434
AMBAC Financial Group, Inc.		6,250	499,688
American International Group, Inc.		144,790	9,844,272
Anthem, Inc.	*†	7,600	663,100
AON Corporation		17,225	495,047
Chubb Corporation		10,760	$756,213
Cigna Corporation		7,700	536,151
Cincinnati Financial Corporation		9,180	378,400
Hartford Financial Services Group, Inc.		16,200	1,003,266
Humana, Inc.	*	8,800	175,824
Jefferson Pilot Corporation	†	7,687	381,736
Lincoln National Corporation		9,800	460,600
Loews Corporation		10,200	596,700
MBIA, Inc.		7,850	456,949
MGIC Investment Corporation		5,400	359,370
Marsh & McLennan Companies, Inc.		29,300	1,340,768
Metlife, Inc.		42,100	1,627,165
Principal Financial Group		17,800	640,266
Progressive Corporation (The)		12,000	1,017,000
Prudential Financial, Inc.		29,800	1,401,792
Safeco Corporation	†	7,600	346,940
St. Paul Travelers Companies		36,616	1,210,525
Torchmark Corporation		6,200	329,716
UnumProvident Corporation †		16,418	257,598
WellPoint Health Networks	*	8,400	882,756
XL Capital Ltd. Class A (Bermuda)	†	7,600	562,324

			30,667,276

Lodging—0.2%
Hilton Hotels Corporation		20,800	391,872
Marriott International, Inc. Class A		12,700	659,892
Starwood Hotels & Resorts Worldwide, Inc.		11,100	515,262

			1,567,026

Media—Broadcasting & Publishing—1.6%
Clear Channe Communications, Inc.		34,000	1,059,780
Comcast Corporation Class A	*	124,880	3,526,611
Dow Jones & Company, Inc.		4,400	178,684
Gannett Company, Inc.		15,300	1,281,528
Knight-Ridder, Inc.		4,400	287,980
McGraw-Hill Companies, Inc. (The)		10,600	844,714
Meredith Corporation		3,300	169,554
New York Times Company Class A	†	8,200	320,620
Tribune Company		18,167	747,572
Univision Communications, Inc. Class A	*	17,800	562,658
Viacom, Inc. Class B		96,981	3,254,682

			12,234,383

Medical Supplies—3.3%
Allergan, Inc.		7,500	544,125
Applera Corporation		11,300	213,231
Bausch & Lomb, Inc.		2,806	186,459
Baxter International, Inc.		33,700	1,083,792
Becton, Dickinson & Company		14,000	723,800
Biomet, Inc.		14,025	657,492
Boston Scientific Corporation	*	46,300	1,839,499
C.R. Bard, Inc.		6,000	339,780
Fisher Scientific International	*†	6,200	361,646
Guidant Corporation		17,600	1,162,304
Johnson & Johnson		164,788	9,282,508
Kla-Tencor Corporation	*†	10,700	443,836

10	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Medtronic, Inc.		67,300	$3,492,870
Millipore Corporation	*†	2,900	138,765
PerkinElmer, Inc.		7,800	134,316
Quest Diagnostics, Inc.	†	5,700	502,854
St. Jude Medical, Inc.	*	9,600	722,592
Stryker Corporation		22,100	1,062,568
Tektronix, Inc.		4,500	149,625
Thermo Electron Corporation	*	9,100	245,882
Waters Corporation	*	6,600	291,060
Zimmer Holdings, Inc.	*	13,390	1,058,346

			24,637,350

Metals—0.7%
Alcoa, Inc.		47,960	1,610,976
Allegheny Technologies, Inc.		5,183	94,590
Crane Company		3,725	107,727
Danaher Corporation		17,000	871,760
Engelhard Corporation		7,537	213,674
Newmont Mining Corporation	†	24,568	1,118,581
Nucor Corporation	†	4,300	392,891
Phelps Dodge Corporation	†	4,928	453,524
United States Steel Corporation	†	5,820	218,948
Worthington Industries, Inc.		5,575	119,026

			5,201,697

Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	†	9,700	392,850

Oil & Gas—5.6%
Amerada Hess Corporation		5,000	445,000
Anadarko Petroleum Corporation		13,870	920,413
Apache Corporation		17,792	891,557
Ashland, Inc.		3,800	213,104
BJ Services Company	†	8,900	466,449
Burlington Resources, Inc.		21,904	893,683
ChevronTexaco Corporation		118,580	6,360,631
ConocoPhillips		38,309	3,173,901
Devon Energy Corporation		13,299	944,362
Dynegy, Inc. Class A	*†	23,100	115,269
EOG Resources, Inc.		6,300	414,855
EL Paso Corporation		33,377	306,735
Exxon Mobil Corporation		362,958	17,541,760
Halliburton Company		24,200	815,298
Kerr-McGee Corporation		8,271	473,515
Kinder Morgan, Inc.		6,800	427,176
Marathon Oil Corporation		19,200	792,576
Nabors Industries Ltd.	*	8,700	411,945
Nicor, Inc.	†	2,900	106,430
Noble Corporation	*	7,700	346,115
Occidental Petroleum Corporation		21,890	1,224,308
Peoples Energy Corporation		2,300	95,864
Rowan Companies, Inc.	*†	6,200	163,680
Schlumberger Ltd.		32,500	2,187,575
Sunoco, Inc.		4,100	303,318
Transocean, Inc.	*	17,511	626,544
Unocal Corporation		14,310	615,330
Valero Energy Corporation		7,000	561,470
Williams Companies, Inc.		28,400	343,640

			42,182,503

Pharmaceuticals—5.7%
Abbott Laboratories		86,800	$3,676,848
AmerisourceBergen Corporation	†	6,100	327,631
Amgen, Inc.	*	70,344	3,987,098
Biogen Idec, Inc.	*	18,930	1,157,948
Bristol-Myers Squibb Company		107,600	2,546,892
Cardinal Health, Inc.		23,950	1,048,292
Chiron Corporation	*†	10,400	459,680
Eli Lilly & Company		62,400	3,747,120
Forest Laboratories, Inc.	*	20,300	913,094
Genzyme Corporation	*	12,300	669,243
Gilead Sciences, Inc.	*	23,600	882,168
Hospira, Inc.	*	8,650	264,690
King Pharmaceuticals, Inc.	*	13,066	156,008
McKesson Corporation		15,989	410,118
Medco Health Solutions, Inc.	*	14,895	460,256
MedImmune, Inc.	*	13,600	322,320
Merck & Company, Inc.		123,500	4,075,500
Mylan Laboratories	†	14,400	259,200
Pfizer, Inc.		419,292	12,830,335
Schering-Plough Corporation		81,300	1,549,578
Sigma Aldrich Corporation		3,800	220,400
Watson Pharmaceuticals, Inc.	*	5,900	173,814
Wyeth		73,900	2,763,860

			42,902,093

Real Estate—0.3%
Apartment Investment & Management Company REIT Class A		5,900	205,202
Equity Office Properties Trust REIT		22,000	599,500
Equity Residential REIT		15,100	468,100
Plum Creek Timber Company, Inc. REIT		10,800	378,324
Prologis REIT		9,800	345,352
Simon Property Group, Inc. REIT		11,500	616,745

			2,613,223

Restaurants—0.4%
Darden Restaurants, Inc.		8,900	207,548
McDonald’s Corporation		70,200	1,967,706
Wendy’s International, Inc.		6,200	208,320
Yum! Brands, Inc.		16,200	658,692

			3,042,266

Retailers—4.0%
Autozone, Inc.	*†	4,800	370,800
Bed Bath & Beyond, Inc.	*	16,400	608,604
Best Buy Company, Inc.	†	18,200	987,168
Big Lots, Inc.	*	7,200	88,056
CVS Corporation		21,800	918,434
Circuit City Stores, Inc.	†	13,300	204,022
Costco Wholesale Corporation		25,276	1,050,471
Dillard’s, Inc. Class A		5,700	112,518
Dollar General Corporation		18,440	371,566
eBay, Inc.	*	36,200	3,328,228
Family Dollar Stores, Inc.		9,400	254,740
Federated Department Stores		9,900	449,757
JC Penney Company, Inc. (Holding Company)	†	15,200	536,256
May Department Stores Company (The)	†	15,900	407,517
Office Depot, Inc.	*	17,400	261,522

See accompanying notes to schedule of investments.	11

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

RadioShack Corporation		9,000	$257,760
Sears Roebuck & Company	†	11,700	466,245
Sherwin-Williams Company (The)		7,900	347,284
Staples, Inc.		27,300	814,086
TJX Companies, Inc.		27,700	610,508
Target Corporation	†	50,500	2,285,125
Tiffany & Company	†	8,100	248,994
Toys R US, Inc.	*	12,300	218,202
Walgreen Company		56,800	2,035,144
Wal-Mart Stores, Inc.		235,600	12,533,920

			29,766,927

Telecommunications—0.0%
Citizens Communications Company		15,500	207,545

Telephone Systems—2.8%
Alltel Corporation		17,200	944,452
AT&T Corporation		43,667	625,311
AT&T Wireless Services, Inc.	*	150,276	2,221,079
BellSouth Corporation		102,500	2,779,800
CenturyTel, Inc.		8,700	297,888
Nextel Communications, Inc. Class A	*	61,000	1,454,240
Qwest Communications International, Inc.	*†	97,229	323,773
SBC Communications, Inc.		183,752	4,768,364
Sprint Corp.-FON Group		78,300	1,576,179
Verizon Communications, Inc.		153,371	6,039,750

			21,030,836

Textiles, Clothing & Fabrics—0.3%
Coach, Inc.	*	9,000	381,780
Jones Apparel Group, Inc.		7,700	275,660
Liz Claiborne, Inc.		5,800	218,776
Nike, Inc. Class B		14,500	1,142,600
Reebok International Ltd.		3,600	132,192
VF Corporation		5,900	291,755

			2,442,763

Transportation—1.3%
Brunswick Corporation		5,800	265,408
Burlington Northern Santa Fe Corporation		20,456	783,669
CSX Corporation		11,800	391,760
Carnival Corporation		34,900	1,650,421
Norfolk Southern Corporation		21,500	639,410
Sabre Holdings Corporation		6,930	169,993
Union Pacific Corporation		14,200	832,120
United Parcel Service, Inc. Class B		62,400	4,737,408

			9,470,189

TOTAL COMMON STOCKS (Cost $564,413,285)			577,468,963

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—16.6%

U.S. Treasury Bonds—16.6%
U.S. Treasury Bond
12.500%	08/15/2014		$1,735,000	$2,438,015
10.625%	08/15/2015	†	3,565,000	5,536,613
8.875%	08/15/2017		6,077,000	8,671,119
8.750%	05/15/2017- 08/15/2020		4,515,000	6,427,692
8.125%	08/15/2019- 08/15/2021		11,630,000	16,033,026
8.000%	11/15/2021	**	10,015,000	13,769,453
7.875%	02/15/2021		1,000,000	1,353,477
7.625%	11/15/2022		2,875,000	3,840,934
7.250%	05/15/2016	**	10,175,000	12,811,760
7.250%	08/15/2022		1,680,000	2,163,657
7.125%	02/15/2023	†	2,890,000	3,685,429
6.875%	08/15/2025	†	7,680,000	9,643,507
6.750%	08/15/2026	†	5,030,000	6,248,990
6.250%	08/15/2023- 05/15/2030		11,850,000	13,997,356
6.125%	11/15/2027	†	1,680,000	1,950,902
5.250%	11/15/2028	**	10,740,000	11,173,799
5.250%	02/15/2029	†	4,925,000	5,128,737

TOTAL U.S. TREASURY OBLIGATIONS (Cost $120,260,552)				124,874,466

		Shares	Value

RIGHTS—0.0%

Computers & Information—0.0%
Seagate Technology, Inc. (Cost $—)	*	10,600	—

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—4.5%

Banking—1.9%
Credit Suisse First Boston NY Time Deposit 1.720%	11/09/2004		$10,000,000	9,981,367
Royal Bank of Canada 1.790%	12/17/2004		4,000,000	3,984,685

				13,966,052

Financial Services—2.6%
Apreco LLC, 144A 1.790%	10/29/2004	***	10,000,000	9,986,078
Charta LLC, 144A 1.650%	10/28/2004	***	10,000,000	9,987,625

				19,973,703

TOTAL COMMERCIAL PAPER (Cost $33,939,755)				33,939,755

12	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Asset Allocation Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—8.3%

U.S. Government Agencies—Mortgage Backed—0.2%
Federal National Mortgage Association 1.682%	10/12/2004	††	$1,463,316	$1,463,316

Institutional Money Market Funds—0.8%
BGI Institutional Fund 1.730%	10/01/2004	††	3,804,623	3,804,623
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	1,263,568	1,263,568
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	877,990	877,990

				5,946,181

Bank & Certificate Deposits/Offshore Time Deposits—5.3%
Bank of America 1.880%	12/23/2004	††	1,170,654	1,170,654
Bank of America 1.875%	10/19/2004	††	877,990	877,990
Bank of Montreal 1.760%	10/25/2004	††	177,010	177,010
Bank of Nova Scotia 1.770%	10/25/2004	††	292,663	292,663
Bank of Nova Scotia 1.760%	11/12/2004	††	877,990	877,990
Bank of Nova Scotia 1.750%	10/21/2004	††	877,990	877,990
BNP Paribas 1.800%	11/23/2004	††	2,926,634	2,926,634
BNP Paribas 1.750%	10/04/2004	††	2,926,634	2,926,634
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	1,170,654	1,170,654
Compass Securitization 1.662%	10/08/2004	††	2,044,595	2,044,595
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	2,926,634	2,926,634
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	585,327	585,327
Delaware Funding Corporation 1.753%	10/18/2004	††	585,327	585,327
Den Danske Bank 1.640%	10/08/2004	††	1,170,654	1,170,654
Dexia Group 1.505%	10/01/2004	††	292,663	292,663
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	288,161	288,161
Fortis Bank 1.620%	10/05/2004	††	292,663	292,663
General Electric Capital Corporation 1.763%	10/21/2004	††	874,654	874,654
General Electric Capital Corporation 1.753%	10/20/2004	††	1,458,735	1,458,735
General Electric Capital Corporation 1.623%	10/08/2004	††	1,755,980	1,755,980
Grampian Funding LLC 1.782%	10/19/2004	††	874,951	874,951
Greyhawk Funding 1.753%	10/18/2004	††	1,166,922	1,166,922
Liberty Street Funding Corporation 1.602%	10/01/2004	††	$583,375	$583,375
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	5,853,267	5,853,267
Prefco 1.772%	10/08/2004	††	582,737	582,737
Royal Bank of Canada 1.780%	11/10/2004	††	409,728	409,728
Royal Bank of Canada 1.750%	10/05/2004	††	1,375,517	1,375,517
Royal Bank of Scotland 1.670%	11/02/2004	††	87,799	87,799
Royal Bank of Scotland 1.650%	10/29/2004	††	409,729	409,729
Sheffield Receivables Corporation 1.622%	10/04/2004	††	2,048,643	2,048,643
Toronto Dominion Bank 1.710%	10/15/2004	††	2,926,634	2,926,634

				39,892,914

Floating Rate Instruments/Master Notes—2.0%
Bear Stearns & Company 2.010%	12/15/2004	††	585,327	585,327
Bear Stearns & Company 2.010%	06/05/2005	††	585,327	585,327
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	2,955,900	2,955,900
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	4,787,972	4,787,972
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	877,990	877,990
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	1,170,654	1,170,654
Morgan Stanley 1.955%	12/10/2004	††	2,048,643	2,048,643
Morgan Stanley 1.955%	03/16/2005	††	702,392	702,392
Morgan Stanley 1.955%	06/05/2005	††	1,463,317	1,463,317

				15,177,522

TOTAL CASH EQUIVALENTS (Cost $62,479,933)				62,479,933

TOTAL INVESTMENTS—106.1% (Cost $781,093,525)				798,763,117
Other assets less liabilities—(6.1%)				(46,107,329)

NET ASSETS—100.0%				$752,655,788

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
***

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 2.50% of Total Investments.

See accompanying notes to schedule of investments.	13

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—90.9%

Aerospace & Defense—1.3%
Honeywell International, Inc.		265,200	$9,510,072
Lockheed Martin Corporation		50,000	2,789,000

			12,299,072

Airlines—2.1%
FedEx Corporation		237,000	20,308,530

Automotive—2.8%
Ford Motor Company	†	200,000	2,810,000
General Motors Corporation	†	485,000	20,602,800
Genuine Parts Company		90,552	3,475,386

			26,888,186

Banking—7.9%
American Express Company		50,000	2,573,000
Bank of America Corporation		342,984	14,861,497
Citigroup, Inc.		194,869	8,597,620
Huntington Bancshares, Inc.	†	60,000	1,494,600
JP Morgan Chase & Company		155,622	6,182,862
KeyCorp		100,000	3,160,000
MBNA Corporation		168,300	4,241,160
Mellon Financial Corporation		73,656	2,039,535
Northern Trust Corporation		40,000	1,632,000
PNC Financial Services Group, Inc.		71,400	3,862,740
SLM Corporation		115,000	5,129,000
Suntrust Banks, Inc.	†	40,000	2,816,400
U.S. Bancorp		50,000	1,445,000
Wachovia Corporation		133,004	6,244,538
Washington Mutual, Inc.		178,845	6,989,262
Wells Fargo & Company		73,000	4,352,990

			75,622,204

Beverages, Food & Tobacco—3.9%
Altria Group, Inc.		196,000	9,219,840
Campbell Soup Company		99,712	2,621,428
ConAgra Foods, Inc.		217,000	5,579,070
General Mills, Inc.		80,022	3,592,988
H.J. Heinz Company		137,249	4,943,709
Imperial Tobacco Group PLC (United Kingdom)	†	130,200	5,707,968
Kraft Foods, Inc. Class A	†	60,000	1,903,200
UST, Inc.		56,537	2,276,180
Unilever NV (Netherlands)		25,000	1,445,000

			37,289,383

Building Materials—1.0%
Hanson PLC Sponsored ADR (United Kingdom)		168,700	6,241,900
Home Depot, Inc.		75,000	2,940,000

			9,181,900

Chemicals—1.2%
Dow Chemical Company (The)		39,771	1,796,854
EI Du Pont de Nemours & Company		61,446	2,629,889
Great Lakes Chemical Corporation	†	40,500	1,036,800
Hercules, Inc.	*	48,000	684,000
International Flavors & Fragrances, Inc.		50,900	$1,944,380
Lyondell Chemical
Company	†	162,800	3,656,488

			11,748,411

Commercial Services—2.1%
Dun & Bradstreet Company	*	37,500	2,201,250
Waste Management, Inc.		663,200	18,131,888

			20,333,138

Communications—0.1%
Lucent Technologies, Inc.	†*	200,000	634,000

Computer Software & Processing—0.3%
Microsoft Corporation		100,000	2,765,000

Computers & Information—0.8%
Hewlett-Packard Company		120,450	2,258,437
Pitney Bowes, Inc.		87,100	3,841,110
Seagate Technology (Cayman Islands)	†	100,000	1,352,000

			7,451,547

Cosmetics & Personal Care—0.5%
Clorox Company		50,000	2,665,000
Colgate-Palmolive Company		50,000	2,259,000

			4,924,000

Diversified—0.7%
General Electric Company		185,000	6,212,300

Electric Utilities—3.4%
Cinergy Corporation		170,400	6,747,840
Constellation Energy Group, Inc.		50,000	1,992,000
Duke Energy Corporation		384,000	8,789,760
Entergy Corporation		126,000	7,636,860
FirstEnergy Corporation		50,000	2,054,000
NiSource, Inc.		120,000	2,521,200
TXU Corporation		50,000	2,396,000

			32,137,660

Electrical Equipment—1.2%
Cooper Industries Ltd. Class A		75,000	4,425,000
Emerson Electric Company		120,000	7,426,800

			11,851,800

Electronics—3.8%
American Power
Conversion Corporation	†	220,000	3,825,800
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)		1,004,000	23,001,640
Raytheon Company		100,000	3,798,000
Sony Corporation ADR (Japan)	†	110,000	3,782,900
Texas Instruments, Inc.		110,000	2,340,800

			36,749,140

Entertainment & Leisure—4.1%
Eastman Kodak Company	†	85,741	2,762,575
Hasbro, Inc.		95,000	1,786,000
Mattel, Inc.		385,000	6,980,050

14	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Time Warner, Inc.	*	215,000	$3,470,100
Walt Disney Company		1,054,000	23,767,700
Xerox Corporation	†*	51,000	718,080

			39,484,505

Financial Services—0.6%
Charles Schwab Corporation (The)		200,000	1,838,000
Federal National Mortgage Association		40,806	2,587,100
Janus Capital Group, Inc.	†	90,000	1,224,900

			5,650,000

Forest Products & Paper—1.5%
International Paper Company		240,668	9,725,394
Kimberly Clark Corporation		45,259	2,923,279
MeadWestvaco Corporation		50,000	1,595,000

			14,243,673

Health Care Providers—0.7%
HCA, Inc.		169,500	6,466,425

Heavy Machinery—1.5%
Baker Hughes, Inc.		57,500	2,513,900
Pall Corporation	†	120,000	2,937,600
Stanley Works (The)	†	214,300	9,114,179

			14,565,679

Household Products—1.0%
Fortune Brands, Inc.		37,765	2,798,009
Illinois Tool Works, Inc.		38,900	3,624,313
Newell Rubbermaid, Inc.	†	160,000	3,206,400

			9,628,722

Industrial—Diversified—0.5%
Tyco International Ltd.		161,556	4,953,307

Insurance—11.4%
Allstate Corporation (The)		160,000	7,678,400
American International Group, Inc.		31,014	2,108,642
Anthem, Inc.	†*	112,700	9,833,075
AON Corporation		766,000	22,014,840
Chubb Corporation		33,000	2,319,240
Cigna Corporation		110,300	7,680,189
Fairfax Financial Holdings Ltd. (Canada)	†	110,000	13,733,500
Hartford Financial Services Group, Inc.		118,400	7,332,512
Lincoln National Corporation		49,690	2,335,430
MGIC Investment Corporation		123,600	8,225,580
Manulife Financial Corporation (Canada)	†	49,265	2,157,314
Marsh & McLennan Companies, Inc.		90,000	4,118,400
Safeco Corporation		70,000	3,195,500
St. Paul Travelers Companies		180,306	5,960,916
UnumProvident Corporation	†	105,000	1,647,450
XL Capital Ltd. Class A (Bermuda)	†	115,000	8,508,850

			108,849,838

Lodging—2.9%
Hilton Hotels Corporation		1,319,000	$24,849,960
Starwood Hotels & Resorts Worldwide, Inc.		60,000	2,785,200

			27,635,160

Media—Broadcasting & Publishing—6.8%
Comcast Corporation Class A	*	125,000	3,530,000
Comcast Corporation Special Class A	*	696,000	19,432,320
DIRECTV Group, Inc. (The)	*	1,058,655	18,621,741
Dow Jones & Company, Inc.	†	80,000	3,248,800
Knight-Ridder, Inc.		188,000	12,304,600
New York Times Company Class A	†	90,000	3,519,000
Viacom, Inc. Class B		120,000	4,027,200

			64,683,661

Medical Supplies—1.5%
Baxter International, Inc.		329,600	10,599,936
Johnson & Johnson		60,000	3,379,800

			13,979,736

Metals—0.8%
Alcoa, Inc.		80,000	2,687,200
Hubbell, Inc. Class B		30,000	1,344,900
Nucor Corporation	†	40,000	3,654,800

			7,686,900

Oil & Gas—8.9%
Amerada Hess Corporation		80,000	7,120,000
BP Amoco PLC ADR (United Kingdom)		245,254	14,109,463
ChevronTexaco Corporation		307,700	16,505,028
ConocoPhillips		120,400	9,975,140
EnCana Corporation (Canada)		111,300	5,153,190
Exxon Mobil Corporation		124,760	6,029,651
Kerr-McGee Corporation		146,100	8,364,225
Marathon Oil Corporation		109,100	4,503,648
Occidental Petroleum Corporation		189,700	10,609,921
Royal Dutch Petroleum Company NY Shares (Netherlands)		60,781	3,136,300

			85,506,566

Pharmaceuticals—3.4%
Abbott Laboratories		70,000	2,965,200
Bristol-Myers Squibb Company		342,300	8,102,241
MedImmune, Inc.	*	80,000	1,896,000
Merck & Company, Inc.		100,000	3,300,000
Schering-Plough Corporation		430,000	8,195,800
Wyeth		211,447	7,908,118

			32,367,359

Real Estate—0.3%
Simon Property Group, Inc. REIT		50,000	2,681,500

See accompanying notes to schedule of investments.	15

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

Restaurants—3.4%
McDonald’s Corporation		160,000	$4,484,800
Wendy’s International, Inc.		176,100	5,916,960
Yum! Brands, Inc.		555,000	22,566,300

			32,968,060

Retailers—3.8%
Dollar General Corporation		320,200	6,452,030
JC Penney Company, Inc. (Holding Company)	†	90,000	3,175,200
May Department Stores Company (The)	†	60,765	1,557,407
Neiman Marcus Group, Inc.		201,500	10,729,875
Neiman-Marcus Group, Inc. Class A	†	214,200	12,316,500
Toys R US, Inc.	*	135,000	2,394,900

			36,625,912

Telecommunications—0.2%
Nokia Corporation ADR (Finland)	†	160,000	2,195,200

Telephone Systems—2.6%
Alltel Corporation		40,000	2,196,400
AT&T Corporation		100,000	1,432,000
Qwest Communications International, Inc.	*	630,000	2,097,900
SBC Communications, Inc.		251,800	6,534,210
Sprint Corp.-FON Group		140,000	2,818,200
Verizon Communications, Inc.		240,441	9,468,566

			24,547,276

Transportation—1.9%
Burlington Northern Santa Fe Corporation		224,900	8,615,919
Carnival Corporation		74,000	3,499,460
Norfolk Southern Corporation		84,540	2,514,220
Union Pacific Corporation		65,997	3,867,424

			18,497,023

TOTAL COMMON STOCKS (Cost $723,472,512)			869,612,773

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—0.5%

Telephone Systems—0.5%
Level 3 Communications, Inc., Senior Note 9.125%	05/01/2008		$1,100,000	814,000
Level 3 Communications, Inc., Senior Note, Step-Up 10.500%	12/01/2008	†	5,670,000	4,224,150

TOTAL CORPORATE OBLIGATIONS (Cost $4,897,725)				5,038,150

CONVERTIBLE DEBT OBLIGATIONS—0.2%

Telephone Systems—0.2%
Level 3 Communications, Inc., Subordinated Note, Convertible (Cost $1,545,100) 6.000%	03/15/2010	†	3,010,000	1,535,100

COMMERCIAL PAPER—1.7%

Banking—0.4%
MassMutual Funding LLC, 144A 1.750%	10/25/2004	**	$4,000,000	$3,995,333

Financial Services—1.3%
Alpine Securitization Corp., 144A 1.620%	10/05/2004	**	6,000,000	5,998,920
CDC Commercial Paper, Inc., 144A 1.610%	10/05/2004	**	4,500,000	4,499,195
Park Avenue Receivables Corp., 144A 1.680%	10/07/2004	**	1,500,000	1,499,580

				11,997,695

TOTAL COMMERCIAL PAPER (Cost $15,993,028)				15,993,028

CASH EQUIVALENTS—11.1%

U.S. Government Agencies—Mortgage Backed—0.3%
Federal National Mortgage Association 1.682%	10/12/2004	††	2,481,836	2,481,836

Institutional Money Market Funds—1.0%
BGI Institutional Fund 1.730%	10/01/2004	††	6,452,774	6,452,774
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	2,143,055	2,143,055
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	1,489,102	1,489,102

				10,084,931

Bank & Certificate Deposits/Offshore
Time Deposits—7.1%
Bank of America 1.880%	12/23/2004	††	1,985,469	1,985,469
Bank of America 1.875%	10/19/2004	††	1,489,102	1,489,102
Bank of Montreal 1.760%	10/25/2004	††	300,216	300,216
Bank of Nova Scotia 1.770%	10/25/2004	††	496,367	496,367
Bank of Nova Scotia 1.760%	11/12/2004	††	1,489,102	1,489,102
Bank of Nova Scotia 1.750%	10/21/2004	††	1,489,102	1,489,102
BNP Paribas 1.800%	11/23/2004	††	4,963,673	4,963,673
BNP Paribas 1.750%	10/04/2004	††	4,963,673	4,963,673
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	1,985,469	1,985,469
Compass Securitization 1.662%	10/08/2004	††	3,467,704	3,467,704
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	4,963,673	4,963,673
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	992,734	992,734
Delaware Funding Corporation 1.753%	10/18/2004	††	992,734	992,734
Den Danske Bank 1.640%	10/08/2004	††	1,985,469	1,985,469
Dexia Group 1.505%	10/01/2004	††	496,367	496,367
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	488,732	488,732

16	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint Equity Income Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Fortis Bank 1.620%	10/05/2004	††	$496,367	$496,367
General Electric Capital Corporation 1.763%	10/21/2004	††	1,483,443	1,483,443
General Electric Capital Corporation 1.753%	10/20/2004	††	2,474,065	2,474,065
General Electric Capital Corporation 1.623%	10/08/2004	††	2,978,204	2,978,204
Grampian Funding LLC 1.782%	10/19/2004	††	1,483,948	1,483,948
Greyhawk Funding 1.753%	10/18/2004	††	1,979,140	1,979,140
Liberty Street Funding Corporation 1.602%	10/01/2004	††	989,425	989,425
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	9,927,346	9,927,346
Prefco 1.772%	10/08/2004	††	988,342	988,342
Royal Bank of Canada 1.780%	11/10/2004	††	694,914	694,914
Royal Bank of Canada 1.750%	10/05/2004	††	2,332,926	2,332,926
Royal Bank of Scotland 1.670%	11/02/2004	††	148,910	148,910
Royal Bank of Scotland 1.650%	10/29/2004	††	694,914	694,914
Sheffield Receivables Corporation 1.622%	10/04/2004	††	3,474,571	3,474,571
Toronto Dominion Bank 1.710%	10/15/2004	††	4,963,673	4,963,673

				67,659,774

Floating Rate Instruments/Master Notes—2.7%
Bear Stearns & Company 2.010%	12/15/2004	††	992,734	992,734
Bear Stearns & Company 2.010%	06/05/2005	††	992,734	992,734
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	5,013,309	5,013,309
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	8,120,567	8,120,567
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	1,489,102	1,489,102
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	1,985,469	1,985,469
Morgan Stanley 1.955%	12/10/2004	††	3,474,571	3,474,571
Morgan Stanley 1.955%	03/16/2005	††	1,191,282	1,191,282
Morgan Stanley 1.955%	06/05/2005	††	2,481,836	2,481,836

				25,741,604

TOTAL CASH EQUIVALENTS (Cost $105,968,145)				105,968,145

REPURCHASE AGREEMENTS—7.5%

IBT Repurchase Agreement dated 09/30/04 due 10/01/04, with a maturity value of $71,486,703 and an effective yield of 1.25% collateralized by U.S. Government Obligations with rates ranging from 2.29% to 6.04%, maturity dates ranging from 07/25/2016 to 12/25/2032 and an aggregate market value of $75,065,496.			$71,484,221	$71,484,222

TOTAL INVESTMENTS—111.9% (Cost $923,360,731)				1,069,631,418
Other assets less liabilities—(11.9%)				(113,367,504)

NET ASSETS—100.0%				$956,263,914

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
††	Represents collateral received from securities lending transactions.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.50% of Total Investments.

See accompanying notes to schedule of investments.	17

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—96.0%

Advertising—0.3%
Monster Worldwide, Inc.	*	35,900	$884,576
Omnicom Group		19,100	1,395,446

			2,280,022
Aerospace & Defense—1.0%
General Dynamics Corporation		36,900	3,767,490
Honeywell International, Inc.		40,000	1,434,400
Lockheed Martin Corporation		34,000	1,896,520
Northrop Grumman Corporation		19,200	1,023,936

			8,122,346

Airlines—0.5%
Southwest Airlines Company		287,800	3,919,836

Apparel Retailers—0.2%
Kohl’s Corporation	*	32,200	1,551,718

Automotive—1.0%
Autonation, Inc.	*	40,100	684,908
General Motors Corporation	†	84,800	3,602,304
Harley-Davidson, Inc.	†	53,000	3,150,320
Navistar International Corporation	*	22,800	847,932

			8,285,464

Banking—13.3%
American Express Company		64,000	3,293,440
AmeriCredit Corporation	*	38,800	810,144
Bank of America Corporation		336,200	14,567,546
Bank of New York Company, Inc. (The)		30,000	875,100
Citigroup, Inc.		506,050	22,326,926
Golden West Financial Corporation		10,500	1,164,975
IndyMac Bancorp, Inc.	†	34,500	1,248,900
JP Morgan Chase & Company		376,036	14,939,910
Mellon Financial Corporation		91,000	2,519,790
National City Corporation		180,400	6,967,048
Northern Trust Corporation		28,000	1,142,400
PNC Financial Services Group, Inc.		51,000	2,759,100
SLM Corporation		206,400	9,205,440
State Street Corporation		116,000	4,954,360
Suntrust Banks, Inc.	†	44,300	3,119,163
U.S. Bancorp	†	64,000	1,849,600
Washington Mutual, Inc.		189,700	7,413,476
Wells Fargo & Company		185,100	11,037,513

			110,194,831

Beverages, Food & Tobacco—3.2%
Altria Group, Inc.		92,303	4,341,933
Anheuser-Busch Companies, Inc.		57,784	2,886,311
Campbell Soup Company	†	63,000	1,656,270
Coca-Cola Company (The)		55,000	2,202,750
H.J. Heinz Company		16,700	601,534
Kellogg Company		85,500	3,647,430
Kraft Foods, Inc. Class A	†	50,900	1,614,548
Pepsi Bottling Group, Inc.	†	20,000	543,000
Pepsico, Inc.		139,600	6,791,540
Sysco Corporation		30,200	$903,584
Unilever NV (Netherlands)		29,000	1,676,200

			26,865,100

Building Materials—1.1%
Home Depot, Inc.		115,000	4,508,000
Lowe’s Companies, Inc.		80,700	4,386,045

			8,894,045

Chemicals—1.5%
Air Products & Chemicals, Inc.		28,400	1,544,392
Dow Chemical Company (The)		67,900	3,067,722
EI Du Pont de Nemours & Company		176,400	7,549,920

			12,162,034

Commercial Services—0.9%
Apollo Group, Inc. Class A	*	25,000	1,834,250
Fluor Corporation	†	58,800	2,617,776
Paychex, Inc.		20,000	603,000
Siemens AG Sponsored ADR (Germany)	†	10,500	773,850
Waste Management, Inc.		50,000	1,367,000

			7,195,876

Communications—0.9%
Polycom, Inc.	*	25,300	501,446
Qualcomm, Inc.		178,600	6,972,544

			7,473,990

Computer Software & Processing—4.7%
Adobe Systems, Inc.		50,000	2,473,500
Affiliated Computer Services, Inc. Class A	*†	57,600	3,206,592
Automatic Data Processing, Inc.		44,800	1,851,136
Cadence Design Systems, Inc.	*†	64,400	839,776
Checkfree Corporation	*†	46,700	1,292,189
First Data Corporation		70,000	3,045,000
Fiserv, Inc.	*	30,000	1,045,800
Google, Inc. Class A	*†	4,800	622,080
Intuit, Inc.	*	50,000	2,270,000
Juniper Networks, Inc.	*†	25,000	590,000
Microsoft Corporation		484,200	13,388,130
Peoplesoft, Inc.	*	137,800	2,735,330
SAP AG ADR (Germany)		31,900	1,242,505
Sun Microsystems, Inc.	*	305,200	1,233,008
Symantec Corporation	*	32,000	1,756,160
VeriSign, Inc.	*	45,300	900,564
Veritas Software Corporation	*	30,000	534,000

			39,025,770

Computers & Information—3.4%
3M Company		17,000	1,359,491
Apple Computer, Inc.	*	17,500	678,125
Cisco Systems, Inc.	*	378,250	6,846,325
Dell, Inc.	*	145,000	5,162,000
Hewlett-Packard Company		109,773	2,058,244
International Business Machines Corporation		60,200	5,161,548
International Game Technology		86,000	3,091,700
Jabil Circuit, Inc.	*	57,400	1,320,200
Lexmark International, Inc.	*	22,000	1,848,220

18	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Seagate Technology (Cayman Islands)	†	38,200	$516,464
Thomson Corporation (Canada)	†	16,700	579,323

			28,621,640

Cosmetics & Personal Care—0.8%
Avon Products, Inc.		15,000	655,200
Estee Lauder Companies, Inc. (The) Class A		13,400	560,120
Gillette Company (The)		25,000	1,043,500
Procter & Gamble Company		77,800	4,210,536

			6,469,356

Diversified—1.5%
General Electric Company		378,300	12,703,314

Electric Utilities—3.1%
AES Corporation (The)	*	138,600	1,384,614
American Electric Power Company, Inc.		21,200	677,552
Dominion Resources, Inc.		57,550	3,755,137
Duke Energy Corporation		92,400	2,115,036
Entergy Corporation		40,100	2,430,461
Exelon Corporation	†	138,500	5,081,565
NiSource, Inc.		22,500	472,725
PPL Corporation		36,100	1,703,198
Progress Energy, Inc.	†	54,600	2,311,764
SCANA Corporation		44,000	1,642,960
TXU Corporation	†	83,300	3,991,736

			25,566,748

Electrical Equipment—0.6%
Emerson Electric Company		76,000	4,703,640

Electronics—3.2%
Agilent Technologies, Inc.	*	85,414	1,842,380
Altera Corporation	*†	49,500	968,715
Analog Devices, Inc.		55,000	2,132,900
Applied Micro Circuits Corporation	*	163,700	512,381
Avnet, Inc.	*	37,300	638,576
Intel Corporation		335,600	6,732,136
Linear Technology Corporation		18,100	655,944
Maxim Integrated Products, Inc.		82,000	3,467,780
Micron Technology, Inc.	*†	37,000	445,110
Novellus Systems, Inc.	*	15,400	409,486
PMC-Sierra, Inc.	*†	60,300	531,243
Raytheon Company		4,100	155,718
Teradyne, Inc.	*	357,900	4,795,860
Texas Instruments, Inc.		65,000	1,383,200
Xilinx, Inc.		86,000	2,322,000

			26,993,429

Entertainment & Leisure—1.2%
Mattel, Inc.		32,600	591,038
Time Warner, Inc.	*	592,800	9,567,792
Walt Disney Company		6,900	155,595

			10,314,425

Financial Services—5.0%
Berkshire Hathaway, Inc. Class A	*	38	3,292,700
Charles Schwab Corporation (The)		50,000	459,500
Federal Home Loan Mortgage Corporation		104,100	$6,791,484
Federal National Mortgage Association		165,400	10,486,360
Franklin Resources, Inc.		37,000	2,063,120
Goldman Sachs Group, Inc.		85,900	8,009,316
Legg Mason, Inc.		31,500	1,678,005
Merrill Lynch & Company, Inc.		40,000	1,988,800
Morgan Stanley		133,400	6,576,620

			41,345,905

Forest Products & Paper—1.2%
Boise Cascade Corporation	†	25,300	841,984
International Paper Company		22,000	889,020
Kimberly Clark Corporation		62,100	4,011,039
Weyerhaeuser Company		64,800	4,307,904

			10,049,947

Health Care Providers—1.5%
Lincare Holdings, Inc.	*	85,200	2,531,292
Pacificare Health Systems	*	16,000	587,200
Tenet Healthcare Corporation	*†	81,300	877,227
Triad Hospitals, Inc.	*	21,500	740,460
UnitedHealth Group, Inc.		110,000	8,111,400

			12,847,579

Heavy Machinery—4.2%
American Standard Companies, Inc.	*	84,000	3,268,440
Applied Materials, Inc.	*	657,300	10,838,877
Baker Hughes, Inc.		114,600	5,010,312
Caterpillar, Inc.		109,300	8,793,185
Ingersoll-Rand Company Class A		23,100	1,570,107
Rockwell Automation, Inc.		71,500	2,767,050
United Technologies Corporation		32,000	2,988,160

			35,236,131

Household Products—0.7%
Illinois Tool Works, Inc.		64,100	5,972,197

Industrial—Diversified—1.0%
Tyco International Ltd.	†	279,600	8,572,536

Insurance—5.1%
ACE Ltd. (Bermuda)		97,700	3,913,862
American International Group, Inc.		113,700	7,730,463
Anthem, Inc.	*†	64,400	5,618,900
Assurant, Inc.		3,700	96,200
Chubb Corporation		55,600	3,907,568
Everest Re Group Ltd. (Bermuda)		5,800	431,114
Hartford Financial Services Group, Inc.		44,500	2,755,885
Marsh & McLennan Companies, Inc.		93,300	4,269,408
PMI Group, Inc. (The)		35,300	1,432,474
Principal Financial Group		79,300	2,852,421
St. Paul Travelers Companies		80,100	2,648,106
WellPoint Health Networks	*	42,900	4,508,361
XL Capital Ltd. Class A (Bermuda)		24,300	1,797,957

			41,962,719

See accompanying notes to schedule of investments.	19

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Lodging—0.1%
Starwood Hotels & Resorts Worldwide, Inc.		13,800	$640,596

Media—Broadcasting & Publishing—3.2%
Cablevision Systems Corporation Class A	*†	80,581	1,634,183
Clear Channel Communications, Inc.		74,000	2,306,580
Comcast Corporation Class A	*	207,000	5,845,680
Comcast Corporation Special Class A	*	89,000	2,484,880
COX Communications, Inc. Class A	*	29,700	983,961
DIRECTV Group, Inc. (The)	*	64,091	1,127,361
Entercom Communications Corporation	*	2,300	75,118
EW Scripps Company Class A	†	38,000	1,815,640
Gannett Company, Inc.		33,800	2,831,088
IAC/InterActiveCorp	*†	114,000	2,510,280
Knight-Ridder, Inc.		7,300	477,785
Viacom, Inc. Class B	†	128,900	4,325,884

			26,418,440

Medical Supplies—4.4%
Allergan, Inc.		79,000	5,731,450
Applera Corporation		98,600	1,860,582
Baxter International, Inc.		125,200	4,026,432
Beckman Coulter, Inc.		58,800	3,299,856
Becton, Dickinson & Company		21,500	1,111,550
Biomet, Inc.		30,000	1,406,400
Boston Scientific Corporation	*	90,800	3,607,484
Credence Systems Corporation	*†	20,900	150,480
Guidant Corporation		30,977	2,045,721
Johnson & Johnson		75,000	4,224,750
Kla-Tencor Corporation	*†	90,200	3,741,496
Medtronic, Inc.		75,400	3,913,260
St. Jude Medical, Inc.	*	10,000	752,700
Stryker Corporation		14,000	673,120

			36,545,281

Metals—1.9%
Alcoa, Inc.		298,300	10,019,897
Danaher Corporation	†	110,000	5,640,800

			15,660,697

Oil & Gas—8.2%
BJ Services Company	†	37,400	1,960,134
ConocoPhillips		126,900	10,513,665
Equitable Resources, Inc.		16,000	868,960
Exxon Mobil Corporation		450,600	21,777,498
GlobalSantaFe Corporation	†	135,300	4,146,945
Kinder Morgan Management LLC	*	48,408	2,009,900
Kinder Morgan, Inc.		4,526	284,323
Royal Dutch Petroleum Company NY Shares (Netherlands)		76,700	3,957,720
Schlumberger Ltd.		122,100	8,218,551
Shell Transport & Trading Company ADR (United Kingdom)	†	119,200	5,305,592
Smith International, Inc.	*†	30,000	1,821,900
Transocean, Inc.	*	32,300	$1,155,694
Unocal Corporation		81,800	3,517,400
Weatherford International Ltd.	*	45,300	2,311,206
Williams Companies, Inc.		50,900	615,890

			68,465,378

Pharmaceuticals—8.0%
Abbott Laboratories		46,000	1,948,560
Amgen, Inc.	*	113,400	6,427,512
AstraZeneca Group PLC ADR (United Kingdom)	†	258,000	10,611,540
Biogen Idec, Inc.	*	14,000	856,380
Elan Corporation PLC ADR (Ireland)	*†	20,100	470,340
Eli Lilly & Company		100,200	6,017,010
Forest Laboratories, Inc.	*	195,000	8,771,100
Genentech, Inc.	*	22,600	1,184,692
ImClone Systems, Inc.	*†	11,400	602,490
MedImmune, Inc.	*	16,000	379,200
Millennium Pharmaceuticals, Inc.	*	46,300	634,773
Pfizer, Inc.		534,786	16,364,452
Teva Pharmaceutical Industries Ltd. ADR (Israel)	†	38,400	996,480
Watson Pharmaceuticals, Inc.	*	107,900	3,178,734
Wyeth		213,500	7,984,900

			66,428,163

Real Estate—0.1%
General Growth Properties, Inc. REIT		19,100	592,100

Restaurants—0.4%
McDonald’s Corporation		124,800	3,498,144

Retailers—3.8%
Amazon.Com, Inc.	*†	19,200	784,512
Best Buy Company, Inc.	†	37,000	2,006,880
CVS Corporation		128,400	5,409,492
Costco Wholesale Corporation		80,500	3,345,580
Dollar General Corporation	†	136,000	2,740,400
Dollar Tree Stores, Inc.	*	25,300	681,835
eBay, Inc.	*	59,000	5,424,460
Family Dollar Stores, Inc.		28,000	758,800
RadioShack Corporation	†	29,500	844,880
Target Corporation		85,000	3,846,250
Walgreen Company		20,000	716,600
Wal-Mart Stores, Inc.		70,000	3,724,000
Williams-Sonoma, Inc.	*	38,500	1,445,675

			31,729,364

Telecommunications—0.4%
Vodafone Group PLC ADR (United Kingdom)		140,000	3,375,400

Telephone Systems—2.3%
AT&T Corporation		45,240	647,837
BellSouth Corporation		129,500	3,512,040
Nextel Communications, Inc. Class A	*	75,000	1,788,000
SBC Communications, Inc.		133,900	3,474,705
Sprint Corp.-FON Group		418,200	8,418,366
Verizon Communications, Inc.		34,700	1,366,486

			19,207,434

20	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Textiles, Clothing & Fabrics—0.4%
Nike, Inc. Class B		39,200	$3,088,960

Transportation—1.7%
CSX Corporation		136,800	4,541,760
Canadian Pacific Railway Ltd. (Canada)	†	19,700	507,866
Carnival Corporation		94,000	4,445,260
Sabre Holdings Corporation		34,500	846,285
Union Pacific Corporation		8,000	468,800
United Parcel Service, Inc. Class B		40,000	3,036,800

			13,846,771

TOTAL COMMON STOCKS (Cost $708,056,026)			796,827,326

CONVERTIBLE PREFERRED STOCKS—0.1%

Metals & Mining—0.1%
Phelps Dodge Corporation (Cost $309,596)		3,300	639,342

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—1.6%

Banking—0.1%
CBA (Delaware) Finance, Inc. 1.670%	10/05/2004		$1,000,000	999,814

Financial Services—1.5%
CDC Commercial Paper, Inc., 144A 1.610%	10/05/2004	**	2,560,000	2,559,542
Delaware Funding Corp., 144A 1.660%	10/04/2004	**	8,395,000	8,393,839
Rabobank USA Finance Corp. 1.750%	10/05/2004		1,000,000	999,805

				11,953,186

TOTAL COMMERCIAL PAPER (Cost $12,953,001)				12,953,000

CASH EQUIVALENTS—9.3%

U.S. Government Agencies—Mortgage
Backed—0.2%
Federal National Mortgage Association 1.682%	10/12/2004	††	1,806,025	1,806,025

Institutional Money Market Funds—0.9%
BGI Institutional Fund 1.730%	10/01/2004	††	4,695,665	4,695,665
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	1,559,495	1,559,495
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	1,083,615	1,083,615

				7,338,775

Bank & Certificate Deposits/Offshore
Time Deposits—5.9%
Bank of America 1.880%	12/23/2004	††	$1,444,820	$1,444,820
Bank of America 1.875%	10/19/2004	††	1,083,615	1,083,615
Bank of Montreal 1.760%	10/25/2004	††	218,467	218,467
Bank of Nova Scotia 1.770%	10/25/2004	††	361,205	361,205
Bank of Nova Scotia 1.760%	11/12/2004	††	1,083,615	1,083,615
Bank of Nova Scotia 1.750%	10/21/2004	††	1,083,615	1,083,615
BNP Paribas 1.800%	11/23/2004	††	3,612,051	3,612,051
BNP Paribas 1.750%	10/04/2004	††	3,612,051	3,612,051
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	1,444,820	1,444,820
Compass Securitization 1.662%	10/08/2004	††	2,523,438	2,523,438
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	3,612,051	3,612,051
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	722,410	722,410
Delaware Funding Corporation 1.753%	10/18/2004	††	722,410	722,410
Den Danske Bank 1.640%	10/08/2004	††	1,444,820	1,444,820
Dexia Group 1.505%	10/01/2004	††	361,205	361,205
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	355,648	355,648
Fortis Bank 1.620%	10/05/2004	††	361,205	361,205
General Electric Capital Corporation 1.763%	10/21/2004	††	1,079,498	1,079,498
General Electric Capital Corporation 1.753%	10/20/2004	††	1,800,371	1,800,371
General Electric Capital Corporation 1.623%	10/08/2004	††	2,167,230	2,167,230
Grampian Funding LLC 1.782%	10/19/2004	††	1,079,865	1,079,865
Greyhawk Funding 1.753%	10/18/2004	††	1,440,215	1,440,215
Liberty Street Funding Corporation 1.602%	10/01/2004	††	720,001	720,001
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	7,224,100	7,224,100
Prefco 1.772%	10/08/2004	††	719,214	719,214
Royal Bank of Canada 1.780%	11/10/2004	††	505,687	505,687
Royal Bank of Canada 1.750%	10/05/2004	††	1,697,663	1,697,663
Royal Bank of Scotland 1.670%	11/02/2004	††	108,362	108,362
Royal Bank of Scotland 1.650%	10/29/2004	††	505,687	505,687
Sheffield Receivables Corporation 1.622%	10/04/2004	††	2,528,436	2,528,436
Toronto Dominion Bank 1.710%	10/15/2004	††	3,612,043	3,612,043

				49,235,818

See accompanying notes to schedule of investments.	21

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth & Income Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Floating Rate Instruments/Master Notes—2.3%
Bear Stearns & Company 2.010%	12/15/2004	††	$722,410	$722,410
Bear Stearns & Company 2.010%	06/05/2005	††	722,410	722,410
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	3,648,171	3,648,171
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	5,909,315	5,909,315
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	1,083,615	1,083,615
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	1,444,820	1,444,820
Morgan Stanley 1.955%	12/10/2004	††	2,528,436	2,528,436
Morgan Stanley 1.955%	03/16/2005	††	866,893	866,893
Morgan Stanley 1.955%	06/05/2005	††	1,806,025	1,806,025

				18,732,095

TOTAL CASH EQUIVALENTS (Cost $77,112,713)				77,112,713

REPURCHASE AGREEMENTS—2.0%

IBT Repurchase Agreement
   dated 09/30/04 due
   10/01/04, with a maturity
   value of $16,797,052 and
   an effective yield of
   1.25% collateralized by
   U.S. Government
   Obligations with rates
   ranging from 4.43% to
   4.62%, maturity dates
   ranging from 06/01/2030
   to 04/01/2033 and an
   aggregate market value
   of $17,636,673.

			16,796,470	16,796,470

TOTAL INVESTMENTS—109.0% (Cost $815,227,805)				904,328,851
Other assets less liabilities—(9.0%)				(74,364,418)

NET ASSETS—100.0%				$829,964,433

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.21% of Total Investments.

††	Represents collateral received from securities lending transactions.

22	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—97.2%

Advertising—0.1%
DoubleClick, Inc.	*	561,971	$3,321,249
Interpublic Group, Inc.	*	68,700	727,533

			4,048,782

Aerospace & Defense—0.6%
AAR Corporation	*	3,500	43,575
Lockheed Martin Corporation		286,800	15,997,704
Northrop Grumman Corporation		10,200	543,966

			16,585,245

Airlines—0.2%
AMR Corporation	*†	121,900	893,527
FedEx Corporation		49,200	4,215,948

			5,109,475

Apparel Retailers—1.5%
Abercrombie & Fitch Company Class A		25,300	796,950
American Eagle Outfitters, Inc.		27,300	1,006,005
AnnTaylor Stores Corporation	*	20,050	469,170
Claire’s Stores, Inc.		257,100	6,437,784
HOT Topic, Inc.	*†	48,000	817,920
Kohl’s Corporation	*	693,000	33,395,670
Next PLC (United Kingdom)		9,800	289,558

			43,213,057

Automotive—1.4%
Bayerische Motoren Werke AG (Germany)		36,032	1,481,283
Brilliance China Auto Sponsored ADR (Bermuda)	†	60,600	1,219,272
Coachmen Industries, Inc.		79,500	1,254,510
Continental AG (Germany)		57,884	3,146,710
Denway Motors, Ltd. (Hong Kong)		2,218,000	739,513
Harley-Davidson, Inc.		258,200	15,347,408
Michelin (C.G.D.E.) Class B (France)		22,879	1,162,771
Paccar, Inc.	†	35,300	2,439,936
Toyota Motor Corporation ADR (Japan)	†	37,800	2,887,164
Wabash National Corporation	*†	6,600	181,302
Winnebago Industries, Inc.	†	311,300	10,783,432

			40,643,301

Banking—4.1%
American Express Company		368,200	18,947,572
Citigroup, Inc.		510,633	22,529,128
State Street Corporation		134,900	5,761,579
Wells Fargo & Company		1,173,700	69,987,731

			117,226,010

Beverages, Food & Tobacco—3.3%
Allied Domecq PLC, Sponsored ADR
(United Kingdom)	†	21,100	723,308
Anheuser-Busch Companies, Inc.		824,900	41,203,755
Brown-Forman Corporation Class B		7,000	$320,600
Constellation Brands, Inc. Class A	*	20,600	784,036
Lance, Inc.		4,600	74,290
Pepsico, Inc.	†	922,300	44,869,895
Sysco Corporation		212,200	6,349,024

			94,324,908

Building Materials—2.5%
Champion Enterprises, Inc.	*†	619,800	6,377,742
Eagle Materials, Inc.		7,968	568,118
Home Depot, Inc.		572,700	22,449,840
Ingram Micro, Inc. Class A	*	98,300	1,582,630
Lowe’s Companies, Inc.		748,700	40,691,845

			71,670,175

Chemicals—0.6%
Air Products & Chemicals, Inc.		14,000	761,320
Airgas, Inc.		353,210	8,501,765
Dow Chemical Company (The)		23,800	1,075,284
Great Lakes Chemical Corporation	†	19,000	486,400
IMC Global, Inc.	*	80,800	1,405,112
International Flavors & Fragrances, Inc.		12,000	458,400
Lyondell Chemical Company	†	17,400	390,804
Monsanto Company		46,000	1,675,320
Potash Corporation of Saskatchewan, Inc. (Canada)	†	14,300	917,631

			15,672,036

Coal—0.0%
Peabody Energy Corporation		7,000	416,500

Commercial Services—3.0%
Accenture Ltd. (Bermuda)	*	28,100	760,105
Apollo Group, Inc. Class A	*	237,900	17,454,723
Career Education Corporation	*†	197,900	5,626,297
Cintas Corporation	†	436,200	18,337,848
Consolidated Graphics, Inc.	*	9,100	381,290
Cytyc Corporation	*†	31,500	760,725
DeVry, Inc.	*†	235,200	4,870,992
Fluor Corporation	†	17,000	756,840
Heidrick & Struggles International, Inc.	*	200	5,764
Korn Ferry International	*	8,000	145,840
Paychex, Inc.		708,350	21,356,752

Reuters Group PLC ADR (United Kingdom)	†	219,100	7,453,782
Robert Half International, Inc.		29,500	760,215
RR Donnelley & Sons Company		142,700	4,469,364
Ryder System, Inc.	†	20,300	954,912
Sotheby’s Holdings, Inc. Class A	*	1,100	17,292
Strayer Education, Inc.		8,300	954,583
Wind River Systems, Inc.	*	22,800	278,160

			85,345,484

See accompanying notes to schedule of investments.	23

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Communications—0.3%
ADC Telecommunications, Inc.	*	154,100	$278,921
Avaya, Inc.	*	16,900	235,586
Ciena Corporation	*	1,061,400	2,101,572
Comverse Technology, Inc.	*	51,600	971,628
Corning, Inc.	*	152,900	1,694,132
Lucent Technologies, Inc.	*†	392,300	1,243,591
Marvell Technology Group Ltd. (Bermuda)	*	10,500	274,365
Qualcomm, Inc.		54,500	2,127,680
XM Satellite Radio Holdings, Inc. Class A	*	26,100	809,622

			9,737,097

Computer Software & Processing—9.5%
Autodesk, Inc.		74,000	3,598,620
Automatic Data Processing, Inc.		1,086,000	44,873,520
Blue Coat Systems, Inc.	*†	33,778	486,403
Cadence Design Systems, Inc.	*†	438,700	5,720,648
Cognizant Technology Solutions Corporation	*	14,400	439,344
Electronic Arts, Inc.	*	208,600	9,593,514
First Data Corporation		1,183,400	51,477,900
Fiserv, Inc.	*	845,400	29,470,644
Google, Inc. Class A	*†	42,000	5,443,200
IMS Health, Inc.		35,700	853,944
Intuit, Inc.	*	182,300	8,276,420
Juniper Networks, Inc.	*	151,300	3,570,680
Mentor Graphics Corporation	*†	461,100	5,055,961
Microsoft Corporation		2,907,370	80,388,781
NAVTEQ Corp.	*	73,700	2,626,668
Novell, Inc.	*	707,900	4,466,849
Oracle Corporation	*	28,000	315,840
RealNetworks, Inc.	*	213,300	993,978
Red Hat, Inc.	*†	38,400	470,016
SAP AG ADR (Germany)		14,100	549,195
Siebel Systems, Inc.	*	383,334	2,890,338
THQ, Inc.	*	16,000	311,360
3Com Corporation	*	178,600	753,692
Yahoo!, Inc.	*	206,520	7,003,093

			269,630,608

Computers & Information—6.5%
Apple Computer, Inc.	*	60,900	2,359,875
Cisco Systems, Inc.	*	3,321,100	60,111,910
Dell, Inc.	*	1,072,900	38,195,240
EMC Corporation	*	1,215,400	14,025,716
International Business Machines Corporation		487,200	41,772,528
Jabil Circuit, Inc.	*	381,000	8,763,000
Paxar Corporation	*	34,900	791,532
Pitney Bowes, Inc.		21,000	926,100
Symbol Technologies, Inc.		224,719	2,840,448
Zebra Technologies Corporation Class A	*	231,854	14,145,413

			183,931,762

Cosmetics & Personal Care—1.3%
Avon Products, Inc.		94,900	$4,145,232
Estee Lauder Companies, Inc. (The) Class A		28,300	1,182,940
Procter & Gamble Company		604,600	32,720,952

			38,049,124

Diversified—2.7%
General Electric Company		2,284,200	76,703,436

Electric Utilities—0.2%
PG&E Corporation	*	138,200	4,201,280

Electrical Equipment—0.1%
Cooper Industries Ltd. Class A		30,700	1,811,300
Leica Geosystems AG (Switzerland)		7,817	1,720,881

			3,532,181

Electronics—5.6%
Altera Corporation	*†	360,800	7,060,856
Analog Devices, Inc.	†	246,200	9,547,636
Cree, Inc.	*†	10,400	317,512
Cymer, Inc.	*	15,300	438,498
Flextronics International Ltd. (Singapore)	*	402,900	5,338,425
Flir Systems, Inc.	*	70,400	4,118,400
Garmin Ltd. (Cayman Islands)	†	295,849	12,795,469
Intel Corporation		2,481,000	49,768,860
Linear Technology Corporation		448,500	16,253,640
Lowrance Electronics, Inc.		7,000	171,640
Micron Technology, Inc.	*†	214,700	2,582,841
Molex, Inc.	†	256,900	7,660,758
PMC-Sierra, Inc.	*†	229,800	2,024,538
QLogic Corporation	*†	602,232	17,832,090
Rockwell Collins, Inc.		47,700	1,771,578
Sycamore Networks, Inc.	*	522,330	1,974,407
Teradyne, Inc.	*	53,600	718,240
Texas Instruments, Inc.		545,000	11,597,600
Varian Semiconductor Equipment Associates, Inc.	*†	36,700	1,134,030
Xilinx, Inc.		187,700	5,067,900

			158,174,918

Entertainment & Leisure—1.3%
International Speedway Corporation Class A	†	79,140	3,949,086
International Speedway Corporation Class B		53,500	2,675,000
Mattel, Inc.		73,400	1,330,742
Walt Disney Company		1,317,200	29,702,860

			37,657,688

Financial Services—6.2%
Affiliated Managers Group	*†	31,150	1,667,771
Ameritrade Holding Corporation	*	34,800	417,948

24	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Bear Stearns Companies, Inc. (The)	†	37,500	$3,606,375
Charles Schwab Corporation (The)	†	2,122,450	19,505,316
Chicago Mercantile Exchange	†	24,500	3,951,850
Compagnie Financiere Richemont AG Class A (Switzerland)		15,009	415,880
Federal National Mortgage Association		266,300	16,883,420
Franklin Resources, Inc.	†	180,800	10,081,408
Goldman Sachs Group, Inc.	†	1,009,700	94,144,428
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)		226,000	514,420
Legg Mason, Inc.	†	223,800	11,921,826
Moody’s Corporation		46,100	3,376,825
T. Rowe Price Group, Inc.		163,700	8,338,878

			174,826,345

Food Retailers—0.2%
Albertson’s, Inc.		244,700	5,855,671

Forest Products & Paper—0.0%
Canfor Corp.	*	12,000	151,200

Health Care Providers—0.7%
American Healthways, Inc.	*†	17,600	512,336
Covance, Inc.	*	36,500	1,458,905
Health Management Associates, Inc. Class A	†	758,700	15,500,241
Pacificare Health Systems	*†	82,200	3,016,740

			20,488,222

Heavy Machinery—1.4%
Applied Materials, Inc.	*	512,300	8,447,827
Bucyrus International, Inc. Class A	*	39,600	1,330,560
Chicago Bridge & Iron Company NV NY Shares (Netherlands)		259,700	7,788,403
Cummins, Inc.		44,100	3,258,549
Deere & Company		51,100	3,298,505
Donaldson Company, Inc.	†	75,900	2,154,801
Dycom Industries, Inc.	*	36,100	1,024,879
Insituform Technologies, Inc. Class A	*	1,100	20,537
Joy Global, Inc.		153,100	5,263,578
Lam Research Corporation	*†	179,100	3,918,708
Pentair, Inc.		4,900	171,059
UNOVA, Inc.	*†	182,800	2,568,340
Varian Medical Systems, Inc.	*	22,700	784,739

			40,030,485

Home Construction, Furnishings & Appliances—0.5%
Harman International Industries, Inc.		92,600	9,977,650
Herman Miller, Inc.		155,953	3,844,241
Hillenbrand Industries, Inc.		19,800	1,000,494
Layne Christensen Company	*†	5,700	$85,899
Skyline Corporation		800	32,040

			14,940,324

Household Products—0.8%
Illinois Tool Works, Inc.		239,900	22,351,483

Industrial—Diversified—0.7%
Tyco International Ltd.	†	623,600	19,119,576

Insurance—4.0%
American International Group, Inc.		1,648,200	112,061,118
Leucadia National Corporation	†	30,600	1,733,490
W.R. Berkley Corporation		18,600	784,176

			114,578,784

Lodging—0.2%
Mandalay Resort Group		78,900	5,416,485

Media—Broadcasting & Publishing—3.2%
Charter Communications, Inc. Class A	*†	91,200	242,592
EW Scripps Company Class A	†	112,800	5,389,584
Gannett Company, Inc.		773,600	64,796,736
John Wiley & Sons Class A		15,000	479,250
McGraw-Hill Companies, Inc. (The)		12,000	956,280
Meredith Corporation		54,300	2,789,934
Viacom, Inc. Class B	†	401,100	13,460,916
Washington Post Class B		3,100	2,852,000

			90,967,292

Medical Equipment & Supplies—0.1%
Advanced Medical Optics, Inc.	*	5,200	205,764
Dade Behring Holdings, Inc.	*	29,850	1,663,182
Palomar Medical Technologies, Inc.	*	6,100	133,712

			2,002,658

Medical Supplies—6.7%
Advanced Neuromodulation Systems, Inc.	*	9,400	285,290
Bausch & Lomb, Inc.	†	56,300	3,741,135
Beckman Coulter, Inc.		7,700	432,124
Becton, Dickinson & Company		14,600	754,820
Biomet, Inc.		374,600	17,561,248
Boston Scientific Corporation	*	893,100	35,482,863
Closure Medical Corporation	*	11,100	158,064
Dionex Corporation	*	60,602	3,314,929
Ionics, Inc.	*†	158,400	4,276,800
Johnson & Johnson	†	657,300	37,025,709
Kla-Tencor Corporation	*†	28,900	1,198,772
Medtronic, Inc.		1,036,100	53,773,590
Merit Medical Systems, Inc.	*	1	15
Stryker Corporation		182,600	8,779,408

See accompanying notes to schedule of investments.	25

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Waters Corporation	*	196,700	$8,674,470
Wright Medical Group, Inc.	*	38,600	969,632
Zimmer Holdings, Inc.	*	163,937	12,957,580

			189,386,449

Metals—1.4%
AM Castle & Co.	*	14,800	150,220
Cleveland-Cliffs, Inc.	*†	48,900	3,954,543
Commscope, Inc.	*	10,500	226,800
Danaher Corporation		156,000	7,999,680
Hecla Mining Company	*	105,100	781,944
Newmont Mining Corporation	†	101,500	4,621,295
Nucor Corporation		10,600	968,522
Phelps Dodge Corporation	†	152,900	14,071,387
RTI International Metals, Inc.	*	10,600	205,322
Schnitzer Steel Industries, Inc. Class A		44,300	1,433,105
Shaw Group, Inc. (The)	*	1,800	21,600
Stillwater Mining Company	*	291,153	4,512,872

			38,947,290

Metals & Mining—0.2%
Inco Ltd. (Canada)	*	73,400	2,866,270
Inco Ltd. (foreign shares) (Canada)	*	35,500	1,385,503

			4,251,773

Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	†	49,000	1,984,500

Miscellaneous—0.1%
Li & Fung Ltd. (Hong Kong)		1,310,000	1,881,484

Oil & Gas—2.7%
BJ Services Company		95,100	4,984,191
ENSCO International, Inc.		121,100	3,956,337
Helmerich & Payne, Inc.		45,600	1,308,264
Occidental Petroleum Corporation		75,300	4,211,529
Rowan Companies, Inc.	*†	255,000	6,732,000
Schlumberger Ltd.		392,300	26,405,713
Smith International, Inc.	*†	452,600	27,486,398
Valero Energy Corporation		20,100	1,612,221
YUKOS ADR (Russia)	†	16,393	262,944

			76,959,597

Pharmaceuticals—8.4%
Abbott Laboratories		48,800	2,067,168
Alcon, Inc. (Switzerland)		30,400	2,438,080
Amgen, Inc.	*	472,700	26,792,636
Biogen Idec, Inc.	*	100,300	6,135,351
Chiron Corporation	*†	142,200	6,285,240
Connetics Corporation	*†	95,500	2,580,410
Dendreon Corporation	*†	51,400	432,274
Elan Corporation PLC ADR (Ireland)	*†	48,300	1,130,220
Eli Lilly & Company		180,600	10,845,030
EPIX Medical, Inc.	*	24,400	$471,164
Genentech, Inc.	*	684,700	35,891,974
Genzyme Corporation	*	299,000	16,268,590
Gilead Sciences, Inc.	*	189,500	7,083,510
ImClone Systems, Inc.	*†	20,500	1,083,425
ImmunoGen, Inc.	*	75,400	380,770
Ivax Corporation	*	21,500	411,725
Martek Biosciences Corporation	*	17,100	831,744
McKesson Corporation		486,200	12,471,030
Merck & Company, Inc.		74,300	2,451,900
Omnicare, Inc.		176,000	4,991,360
Pfizer, Inc.		2,675,850	81,881,010
Protein Design Labs, Inc.	*†	82,100	1,607,518
Regeneron Pharmaceuticals, Inc.	*	51,500	447,020
Roche Holding AG (Switzerland)		93,170	9,639,049
Schering-Plough Corporation		158,700	3,024,822
Wyeth		44,700	1,671,780

			239,314,800

Restaurants—0.6%
Buffalo Wild Wings, Inc.	*	8,100	227,124
Cheesecake Factory (The)	*†	362,485	15,731,849
McCormick & Schmick’s Seafood Restaurants, Inc.	*	5,400	64,746
Outback Steakhouse, Inc.		26,500	1,100,545

			17,124,264

Retailers—9.4%
Advance Auto Parts, Inc.	*	169,991	5,847,690
Best Buy Company, Inc.		64,800	3,514,752
Bulgari SpA (Italy)		87,560	871,084
Costco Wholesale Corporation		291,300	12,106,428
eBay, Inc.	*	911,500	83,803,310
Fastenal Company	†	397,878	22,917,773
Guitar Center, Inc.	*	28,000	1,212,400
Longs Drug Stores Corporation		1,200	29,040
Neiman-Marcus Group, Inc. Class A	†	41,500	2,386,250
Staples, Inc.		282,500	8,424,150
Stride Rite Corporation		132,100	1,354,025
TJX Companies, Inc.		380,200	8,379,608
Target Corporation		347,000	15,701,750
Tiffany & Company		183,600	5,643,864
Wal-Mart Stores, Inc.		1,686,600	89,727,120
Williams-Sonoma, Inc.	*	96,100	3,608,555

			265,527,799

Telecommunications—0.7%
America Movil SA de CV ADR (Mexico)		18,800	733,764
Nokia Corporation ADR (Finland)		1,205,800	16,543,576
Nortel Networks Corporation (Canada)	*	464,200	1,578,280
Nortel Networks Corporation (foreign shares) (Canada)		74,700	252,590
Telefonaktiebolaget LM Ericsson ADR (Sweden)	*†	65,400	2,043,096

			21,151,306

26	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth Fund			Shares	Value

COMMON STOCKS—(Continued)

Telephone Systems—0.7%
Adtran, Inc.			579,100	$13,133,988
AT&T Wireless Services, Inc.		*	327,900	4,846,361
Telephone & Data Systems, Inc.			8,000	673,360

				18,653,709

Textiles, Clothing & Fabrics—1.2%
Coach, Inc.		*	159,845	6,780,625
Columbia Sportswear Company		*	17,200	937,400
Nike, Inc. Class B			35,900	2,828,920
Puma AG Rudolf Dassler Sport (Germany)			68,475	18,346,112
Quiksilver, Inc.		*	151,200	3,843,504
Tommy Hilfiger Corporation		*	47,800	471,786

				33,208,347

Transportation—2.2%
Alexander & Baldwin, Inc.			130,000	4,412,200
Burlington Northern Santa Fe Corporation			57,500	2,202,825
C.H. Robinson
Worldwide, Inc.			28,774	1,334,826
Carnival Corporation			363,100	17,170,999
Cosco Pacific Ltd. (Hong Kong)			296,000	493,454
Fleetwood Enterprises, Inc.		*†	55,500	842,490
HUB Group, Inc. Class A		*	2,400	89,400
Laidlaw International, Inc.		*	27,500	452,375
Landstar System, Inc.		*	53,496	3,139,145
Norfolk Southern Corporation			37,300	1,109,302
Overseas Shipholding Group			5,000	248,200
Royal Caribbean Cruises Ltd.		†	237,400	10,350,640
Swift Transportation Company, Inc.		*	21,400	359,948
Teekay Shipping Corporation (Bahama Islands)			74,400	3,205,896
Thor Industries, Inc.			536,660	14,205,390
Trinity Industries, Inc.			17,705	551,865
United Parcel Service, Inc. Class B			14,100	1,070,472
Wabtec Corporation			10,900	203,721
West Marine, Inc.		*†	20,863	446,051
Yellow Roadway Corporation		*	27,166	1,273,814

				63,163,013

TOTAL COMMON STOCKS (Cost $2,574,388,410)				2,758,155,923

PREFERRED STOCKS—0.0%

Automotive—0.0%
Porsche AG (Germany) (Cost $583,647)			991	643,929

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—10.1%

U.S. Government Agencies—Mortgage Backed—0.2%
Federal National Mortgage Association
1.682%	10/12/2004	††	$6,725,911	$6,725,911

Institutional Money Market Funds—1.0%
BGI Institutional Fund
1.730%	10/01/2004	††	17,487,369	17,487,369
Merrill Lynch Premier Institutional Fund
1.642%	10/01/2004	††	5,807,797	5,807,797
Merrimac Cash Fund-Premium Class
1.472%	10/01/2004	††	4,035,547	4,035,547

				27,330,713

Bank & Certificate Deposits/Offshore Time Deposits—6.5%
Bank of America
1.880%	12/23/2004	††	5,380,728	5,380,728
Bank of America
1.875%	10/19/2004	††	4,035,547	4,035,547
Bank of Montreal
1.760%	10/25/2004	††	813,601	813,601
Bank of Nova Scotia
1.770%	10/25/2004	††	1,345,182	1,345,182
Bank of Nova Scotia
1.760%	11/12/2004	††	4,035,547	4,035,547
Bank of Nova Scotia
1.750%	10/21/2004	††	4,035,547	4,035,547
BNP Paribas
1.800%	11/23/2004	††	13,451,823	13,451,823
BNP Paribas
1.750%	10/04/2004	††	13,451,823	13,451,823
Canadian Imperial Bank of Commerce
2.005%	11/04/2004	††	5,380,728	5,380,728
Compass Securitization
1.662%	10/08/2004	††	9,397,667	9,397,667
Credit Suisse First Boston Corporation
1.915%	10/01/2004	††	13,451,823	13,451,823
Credit Suisse First Boston Corporation
1.708%	09/09/2005	††	2,690,366	2,690,366
Delaware Funding Corporation
1.753%	10/18/2004	††	2,690,366	2,690,366
Den Danske Bank
1.640%	10/08/2004	††	5,380,728	5,380,728
Dexia Group
1.505%	10/01/2004	††	1,345,182	1,345,182
Falcon Asset Securitization Corporation
1.755%	11/10/2004	††	1,324,489	1,324,489
Fortis Bank
1.620%	10/05/2004	††	1,345,182	1,345,182
General Electric Capital Corporation
1.763%	10/21/2004	††	4,020,212	4,020,212
General Electric Capital Corporation
1.753%	10/20/2004	††	6,704,853	6,704,853
General Electric Capital Corporation
1.623%	10/08/2004	††	8,071,094	8,071,094
Grampian Funding LLC
1.782%	10/19/2004	††	4,021,578	4,021,578
Greyhawk Funding
1.753%	10/18/2004	††	5,363,578	5,363,578
Liberty Street Funding Corporation
1.602%	10/01/2004	††	2,681,398	2,681,398
Merrill Lynch & Company, Inc.
1.915%	10/01/2004	††	26,903,645	26,903,645

See accompanying notes to schedule of investments.	27

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Growth Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Prefco
1.772%	10/08/2004	††	$2,678,460	$2,678,460
Royal Bank of Canada
1.780%	11/10/2004	††	1,883,250	1,883,250
Royal Bank of Canada
1.750%	10/05/2004	††	6,322,356	6,322,356
Royal Bank of Scotland
1.670%	11/02/2004	††	403,556	403,556
Royal Bank of Scotland
1.650%	10/29/2004	††	1,883,255	1,883,255
Sheffield Receivables Corporation
1.622%	10/04/2004	††	9,416,275	9,416,275
Toronto Dominion Bank
1.710%	10/15/2004	††	13,451,823	13,451,823

				183,361,662

Floating Rate Instruments/Master Notes—2.4%
Bear Stearns & Company
2.010%	12/15/2004	††	2,690,366	2,690,366
Bear Stearns & Company
2.010%	06/05/2005	††	2,690,366	2,690,366
Goldman Sachs Group, Inc.
1.935%	10/18/2004	††	13,586,340	13,586,340
Goldman Sachs Group, Inc.
1.910%	10/01/2004	††	22,007,182	22,007,182
Goldman Sachs Group, Inc.
1.870%	10/01/2004	††	4,035,547	4,035,547
Goldman Sachs Group, Inc.
1.850%	10/29/2004	††	5,380,728	5,380,728
Morgan Stanley
1.955%	12/10/2004	††	9,416,275	9,416,275
Morgan Stanley
1.955%	03/16/2005	††	3,228,438	3,228,438
Morgan Stanley
1.955%	06/05/2005	††	6,725,911	6,725,911

				69,761,153

TOTAL CASH EQUIVALENTS (Cost $287,179,439)				287,179,439

			Face	Value

REPURCHASE AGREEMENTS—3.0%

IBT Repurchase Agreement dated 09/30/04 due 10/01/04, with a maturity value of $85,795,832 and an effective yield of 1.25% collateralized by U.S. Government Obligations with rates ranging from 2.29% to 4.80%, maturity dates ranging from 08/25/2017 to 12/01/2035 and an aggregate market value of $90,082,495.			$85,792,853	$85,792,854

TOTAL INVESTMENTS—110.3% (Cost $2,947,944,349)				3,131,772,145
Other assets less liabilities—(10.3%)				(292,575,413)

NET ASSETS—100.0%				$2,839,196,732

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

28	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—96.2%

Advertising—0.4%
Asatsu-DK, Inc. (Japan)		32,500	$893,521
Catalina Marketing Corporation	†	68,300	1,576,364
Havas Advertising (France)	†	178,682	938,735
STW Communications Group Ltd. (Australia)		360,410	835,171

			4,243,791

Aerospace & Defense—0.3%
Alliant Techsystems, Inc.	*	28,000	1,694,000
Armor Holdings, Inc.	*	42,800	1,780,908

			3,474,908

Airlines—0.3%
Air New Zealand, Ltd. (New Zealand)	*	667,719	758,315
easyJet PLC (United Kingdom)		778,500	1,788,895

			2,547,210

Apparel Retailers—1.6%
AnnTaylor Stores Corporation	*	200,000	4,680,000
Charming Shoppes, Inc.	*	201,000	1,431,120
Christopher & Banks Corporation		290,000	4,642,900
Finish Line Class A		192,500	5,952,100

			16,706,120

Automotive—1.4%
Brembo SpA (Italy)		195,838	1,301,285
Group 1 Automotive, Inc.	*ê	70,500	1,923,240
Oshkosh Truck Corporation		161,000	9,186,660
Standard Motor Products, Inc.	ê	124,000	1,873,640

			14,284,825

Banking—2.8%
77 Bank Ltd. (The) (Japan)	ê	573,000	3,218,283
Aichi Bank, Ltd. (The) (Japan)		22,400	1,609,727
Banca Popolare di Milano Scrl (Italy)		144,100	903,810
Bank of Nagoya, Ltd. (The) (Japan)		51,000	234,616
Daegu Bank (South Korea)		206,940	1,178,920
First Republic Bank	ê	40,400	1,858,400
FirstFed Financial Corporation	*ê	38,000	1,857,440
Japan Securities Finance Company (Japan)		172,000	991,017
Joyo Bank Ltd. (Japan)		326,000	1,313,347
Julius Baer Holding AG Class B (Switzerland)		3,130	859,752
KNBT Bancorp, Inc.	*ê	121,500	2,046,060
Korea Exchange Bank (South Korea)	*	148,720	864,035
NewAlliance Bancshares, Inc.		161,800	2,321,830
OKO Bank Class A (Finland)		83,500	1,016,329
PFF Bancorp, Inc.		51,280	1,962,486
Piraeus Bank SA (Greece)		113,225	1,313,442
Shiga Bank (The), Ltd. (Japan)		337,000	$1,678,732
Suruga Bank Ltd. (The) (Japan)		293,000	2,086,970
Tier One Corporation		68,000	1,568,080

			28,883,276

Beverages, Food & Tobacco—1.0%
AWB, Ltd. (Australia)		311,186	1,020,814
Bunge, Ltd.	†ê	47,400	1,895,052
Carlsberg AS Class B (Germany)	†	27,750	1,296,469
Hokuto Corporation (Japan)		86,800	1,382,216
Kook Soon Dang Brewery Co., Ltd. (South Korea)		17,840	209,153
Pilgrim’s Pride Corporation		49,000	1,326,920
Remy Cointreau SA (France)	†ê	88,777	3,027,768

			10,158,392

Bio-Technology—0.3%
deCODE genetics, Inc.	†*	462,500	3,482,625

Building Materials—0.3%
FLS Industries AS Class B (Denmark)	*	136,820	1,689,361
Hanil Cement Manufacturing (South Korea)		12,070	483,219
Titan Cement Company SA (Greece)		50,820	1,319,175

			3,491,755

Chemicals—0.8%
Fujimi, Inc. (Japan)		48,800	1,124,689
Showa Denko KK (Japan)		351,000	837,610
Taiyo Ink Manufacturing Company Ltd. (Japan)	ê	67,200	2,371,908
Takasago International Corporation (Japan)		210,000	998,458
Tokyo Ohka Kogyo Company Ltd. (Japan)	ê	119,300	2,128,154
Yule Catto & Company PLC (United Kingdom)		252,700	1,178,492

			8,639,311

Coal—0.2%
Arch Coal, Inc.	ê	57,500	2,040,675

Commercial Services—9.8%
Advo, Inc.		54,500	1,686,230
Aggreko PLC (United Kingdom)		571,400	1,473,254
Amstelland MDC NV (Netherlands)		102,600	825,741
Apollo Group, Inc. Class A	*	195,000	14,307,150
Applera Corporation Celera Genomics Group	*	157,600	1,842,344
Ariad Pharmaceuticals, Inc.	*	278,800	1,865,172
BISYS Group, Inc. (The)	*ê	140,500	2,052,705
Bacou Dalloz SA (France)		24,547	1,736,256
Cegedim SA (France)		9,323	706,908
Cheil Communications, Inc. (South Korea)		7,170	924,659
Corinthian Colleges, Inc.	†*	112,000	1,509,760

See accompanying notes to schedule of investments.	29

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

CV Therapeutics, Inc.	†*ê	186,500	$2,331,250
De La Rue PLC (United Kingdom)	ê	331,000	1,864,060
Education Management Corporation	*	300,000	7,992,000
Exelixis, Inc.	*	165,625	1,334,938
Exult, Inc.	†*	345,100	1,815,226
Group 4 Securicor PLC (United Kingdom)		704,500	1,478,637
Hochtief AG (Germany)		64,401	1,587,723
Incyte Corporation	†*ê	295,700	2,847,591
Iron Mountain, Inc.	*ê	57,500	1,946,375
Jenoptik AG (Germany)	*	81,747	766,550
Kosan Biosciences, Inc.	*	170,200	980,352
Laureate Education, Inc.	*	130,000	4,838,600
Maximus, Inc.	*ê	64,500	1,858,245
Mobile Mini, Inc.	†*	181,500	4,501,200
MTC Technologies, Inc.	*	5,300	146,439
Novar PLC (United Kingdom)		660,500	1,386,288
Permasteelisa SpA (Italy)		72,300	1,224,826
PHS Group PLC (United Kingdom)		962,552	1,319,257
Prosegur Cia de Seguridad SA (Spain)		85,500	1,408,093
Regis Corporation		39,300	1,580,646
Ritchie Brothers Auctioneers, Inc. (Canada)	ê	74,000	2,268,100
SureBeam Corporation, Class A	*	337,400	3,374
Symyx Technologies, Inc.	*	148,500	3,497,175
Sypris Solutions, Inc.		107,100	1,461,915
Toppan Forms Company, Ltd. (Japan)	ê	165,900	2,027,650
United Rentals, Inc.	†*ê	123,500	1,962,415
Waste Connections, Inc.	†*	85,250	2,700,720
Waste Management, Inc.		557,000	15,228,380
WebSideStory, Inc.	*	12,200	112,850

			101,401,054

Communications—0.2%
Remec, Inc.	*	386,200	1,819,002

Computer Software & Processing—5.5%
Agile Software
Corporation	*	447,500	3,548,675
Blackbaud, Inc.	†*	116,500	1,141,700
Cogent, Inc.	*	12,400	225,928
Digital Insight Corporation	*	290,700	3,962,241
GL Trade SA (France)		24,100	816,251
Ines Corporation (Japan)		66,800	601,267
Informatica Corporation	*	477,500	2,793,375
Internet Security Systems, Inc.	*	100,000	1,700,000
JDA Software Group, Inc.	*	156,500	1,693,330
Jack Henry & Associates, Inc.	†	240,000	4,504,800
Jamdat Mobile, Inc.	*	2,300	53,061
Kronos, Inc.	†*	115,500	5,115,495
Magma Design Automation, Inc.	†*	111,500	1,681,420
Matrix One, Inc.	*	377,500	1,910,150
Misys PLC (United Kingdom)	ê	815,600	$2,892,383
Nassda Corporation	*	248,500	882,175
NEC Soft, Ltd. (Japan)	†ê	85,000	1,935,850
Netegrity, Inc.	*	315,000	2,365,650
NETIQ Corporation	*	290,000	3,103,000
OBIC Business Consultants, Ltd. (Japan)		5,500	273,977
Obic Co., Ltd. (Japan)		7,100	1,332,257
Open Solutions, Inc.	*	63,900	1,595,583
RSA Security, Inc.	†*	219,000	4,226,700
Skillsoft PLC ADR (Ireland)	*	435,000	2,910,150
Surfcontrol PLC (United Kingdom)	*	93,012	959,260
Teleca AB Class B (Sweden)	*	315,990	1,344,546
Tietoenator Oyj (Finland)	ê	64,825	1,877,555
Unit 4 Agresso NV (Netherlands)	*	73,083	1,026,598

			56,473,377

Computers & Information—0.7%
Equant NV (Netherlands)	*ê	648,643	2,569,911
Iomega Corporation		308,000	1,432,200
Scansoft, Inc.	*ê	501,700	2,046,936
SimpleTech, Inc.	*	356,100	1,303,326

			7,352,373

Construction—0.1%
PanaHome Corporation (Japan)		138,000	681,172

Cosmetics & Personal Care—0.6%
1-800 Contacts, Inc.	†*	107,800	1,639,656
Kose Corporation (Japan)		24,840	951,137
LG Household & Health Care, Ltd. (South Korea)		64,146	1,715,759
Marionnaud Parfumeries SA (France)	†	34,300	896,317
Milbon Company Ltd. (Japan)		50,000	1,299,791

			6,502,660

Electric Utilities—0.4%
Hera SpA (Italy)		319,700	813,988
KFX, Inc.	†*	208,000	1,603,680
PNM Resources, Inc.	ê	88,000	1,980,880

			4,398,548

Electronics—6.2%
Adaptec, Inc.	*	204,000	1,550,400
Aixtron AG (Germany)	†*	133,156	616,866
AMIS Holdings, Inc.	*	260,000	3,515,200
ATMI, Inc.	*	85,100	1,742,848
EDO Corporation		61,000	1,692,750
Elmos Semiconductor (Germany)		91,979	1,544,497
Epcos AG (Germany)	*	82,697	1,253,058
Funkwerk AG (Germany)		20,600	748,367
Futaba Corporation (Japan)		69,300	1,647,455
Hosiden Corporation (Japan)	†	153,100	1,660,054

30	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Hutchinson Technology, Inc.	†*ê	120,900	$3,231,657
Integrated Circuit Systems, Inc.	†*	97,500	2,096,250
International Rectifier Corporation	*ê	73,500	2,521,050
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	†	278,000	6,368,980
Koninklijke Philips Electronics NV (Netherlands)		646,000	14,795,002
Lattice Semiconductor Corporation	*	361,100	1,773,001
Leadis Technology, Inc.	*	67,600	762,528
Mercury Computer Systems, Inc.	†*ê	70,000	1,884,400
Micronas Semiconductor Holdings AS (Switzerland)	*	16,920	719,192
Mykrolis Corporation	*	287,400	2,894,118
Nexans SA (France)		25,100	851,991
OSI Systems, Inc.	†*ê	130,000	2,093,000
Semtech Corporation	*	292,800	5,612,976
Sirf Technology Holdings, Inc.	*	53,000	754,190
Tessera Technologies, Inc.	*	100,000	2,210,000

			64,539,830

Entertainment & Leisure—2.6%
Avex, Inc. (Japan)	†	59,100	820,997
Multimedia Games, Inc.	†*	295,300	4,577,150
Walt Disney Company		798,000	17,994,900
WMS Industries, Inc.	†*	151,000	3,879,190

			27,272,237

Financial Services—3.1%
American Home Mortgage Investment Corporation REIT		61,000	1,704,950
Canaccord Capital, Inc. (Canada)	†	212,500	1,443,808
Certegy, Inc.		147,500	5,488,475
Daewoo Securities Company, Ltd. (South Korea)	*	477,370	1,434,390
Dundee Real Estate Investment Trust REIT (Canada)		58,000	1,115,781
Dundee Wealth Management, Inc. (Canada)		230,000	1,635,394
First Marblehead Corporation (The)	†*	136,400	6,328,960
First Pacific Company., Ltd. (Bermuda)	*	3,024,000	843,436
GMP Capital Corp. (Canada)		114,463	1,582,542
MFA Mortgage Investments, Inc. REIT		154,500	1,422,945
One Liberty Properties, Inc.		68,800	1,241,840
OPTI Canada, Inc. 144A (Canada)	**	89,200	1,338,969
Samsung Securities Company, Ltd. (South Korea)		71,810	1,219,180
United Internet AG (Germany)		11,811	$253,778
Value Line, Inc.		20,200	747,400
Waddell & Reed Financial, Inc. Class A		213,000	4,686,000

			32,487,848

Food Retailers—0.1%
Laurus NV (Netherlands)	†	1,044,856	817,558

Forest Products & Paper—0.4%
Carter Holt Harvey Ltd. (New Zealand)		873,683	1,328,872
Kimberly Clark de Mexico SA de CV Class A (Mexico)		488,900	1,434,404
Universal Forest Products, Inc.		50,500	1,727,100

			4,490,376

Health Care Providers—2.3%
Amsurg Corporation	*	67,950	1,439,181
Coventry Health Care, Inc.	*	216,000	11,527,920
DaVita, Inc.	*	266,350	8,296,803
MedCath Corporation	†*	101,500	1,605,730
Rotech Healthcare, Inc.	†*	59,500	1,188,513

			24,058,147

Heavy Construction—0.6%
Aktor S.A. Technical Company (Greece)		393,528	1,583,588
Blount International, Inc.	*	140,000	1,834,000
Horizon Offshore, Inc.	†*	86,400	60,480
M/I Schottenstein Homes, Inc.	ê	47,200	2,003,168
McGrath Rentcorp		13,100	478,805

			5,960,041

Heavy Machinery—3.8%
Actuant Corporation Class A	*	277,500	11,435,775
Agco Corporation	*ê	93,800	2,121,738
Alstom (France)	*ê	6,562,660	3,912,395
Asyst Technologies, Inc.	*	263,500	1,346,485
Chicago Bridge & Iron Company NV NY Shares (Netherlands)	ê	63,200	1,895,368
Disco Corp. (Japan)	†	40,400	1,642,247
Ebara Corporation (Japan)		177,000	761,256
FMC Technologies, Inc.	*	177,500	5,928,500
Grant Prideco, Inc.	*	63,400	1,299,066
Mori Seiki Co., Ltd. (Japan)		146,000	1,041,249
National-Oilwell, Inc.	†*	115,000	3,778,900
Terex Corporation	*ê	45,500	1,974,700
THK Company Ltd. (Japan)	†	106,000	1,782,216

			38,919,895

Home Construction, Furnishings & Appliances—1.4%
Digital Theater Systems, Inc.	*	120,000	2,190,000
Parkervision, Inc.	†*	169,700	670,315
Ryland Group, Inc.	†	35,000	3,243,100

See accompanying notes to schedule of investments.	31

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Standard-Pacific Corporation	ê	37,000	$2,085,690
Toll Brothers, Inc.	†*	130,000	6,022,900

			14,212,005

Household Products—0.2%
Ferro Corporation		73,500	1,603,035

Industrial—Diversified—1.1%
Roper Industries, Inc.		120,000	6,895,200
Yankee Candle Company, Inc.	†*ê	151,100	4,375,856

			11,271,056

Insurance—9.5%
AON Corporation		825,100	23,713,374
April Group (France)		10,144	225,519
Baloise Holding, Ltd.- Class R (Switzerland)	ê	56,875	2,200,833
Fairfax Financial Holdings Ltd. (Canada)	†	116,410	14,533,789
HCC Insurance Holdings, Inc.		60,000	1,809,000
Helvetia Patria (Switzerland)		7,124	1,142,674
Hiscox PLC (United Kingdom)		414,688	1,243,648
Infinity Property & Casualty Corp.		61,500	1,816,095
Jardine Lloyd Thompson Group PLC (United Kingdom)		208,900	1,635,679
Kansas City Life Insurance Company		35,300	1,502,721
Millea Holdings, Inc. (Japan)		1,820	23,449,778
Nipponkoa Insurance Company Ltd. (Japan)		4,027,000	22,544,769
Platinum Underwriters Holdings Ltd. (Bermuda)	ê	66,530	1,947,998
Scottish Annuity & Life Holdings (Bermuda)	†	38,600	817,162

			98,583,039

Lodging—2.9%
Hilton Hotels Corporation		1,165,000	21,948,600
Station Casinos, Inc.		174,000	8,532,960

			30,481,560

Media—Broadcasting & Publishing—11.0%
Caltagirone Editore SpA (Italy)		184,350	1,506,575
Capital Radio PLC (United Kingdom)		107,100	796,441
Comcast Corporation Special Class A	*	796,000	22,224,320
DIRECTV Group, Inc. (The)	*	1,022,434	17,984,614
Eniro AB (Sweden)	ê	214,930	1,858,567
Entercom Communications Corporation	*	86,500	2,825,090
i-Cable Communications, Ltd. (Hong Kong)		2,922,000	1,002,340
John Fairfax Holdings Ltd. (Australia)	†	269,420	723,823
LIN TV Corporation Class A	*	83,500	1,626,580
Modern Times Group AB Class B (Sweden)	*	53,130	$991,789
Nexstar Broadcasting Group, Inc. Class A	*	143,000	1,218,360
NRJ Group (France)	ê	148,159	2,944,216
Radio One, Inc.	†*	136,500	1,942,395
Shaw Communications, Inc. Class B (Canada)	†	1,203,400	20,072,712
SKY Perfect Communications, Inc. (Japan)		5,624	6,582,851
Spanish Broadcasting System, Inc. Class A	*	426,500	4,196,760
Vivendi Universal SA (France)	*	719,700	18,440,484
Vivendi Universal SA ADR (France)	*	250,300	6,440,219

			113,378,136

Medical Equipment & Supplies—0.3%
Bespak PLC		54,800	436,270
(United Kingdom) Sorin SpA (Italy)	ê	762,109	2,158,110
Tecan Group AG (Switzerland)		13,113	306,030

			2,900,410

Medical Supplies—1.2%
Asahi Intecc Co., Ltd. (Japan)		6,100	201,470
Bio-Rad Laboratories, Inc. Class A	*ê	36,600	1,870,260
Biosite, Inc.	†*ê	50,000	2,448,000
Conmed Corporation	*	37,000	973,100
Credence Systems Corporation	†*ê	291,000	2,095,200
Hitachi Medical Corporation		36,000	506,306
(Japan) Itron, Inc.	†*ê	119,500	2,085,275
PolyMedica Corporation	†ê	86,400	2,661,120

			12,840,731

Metals—1.6%
Massey Energy Company	ê	64,500	1,865,985
Northgate Exploration, Ltd. (Canada)	*ê	1,066,000	2,036,060
Smorgon Steel Group, Ltd. (Australia)		1,277,468	1,045,339
Steel Dynamics, Inc.	†ê	163,200	6,302,784
Wheeling-Pittsburgh Corp.	†*ê	156,200	4,890,622

			16,140,790

Oil & Gas—2.9%
Cabot Oil & Gas Corporation	ê	50,500	2,267,450
China Oilfield Services, Ltd. (China)		4,360,000	1,285,954
Deer Creek Energy, Ltd. (Canada)	†	61,500	405,708
Denbury Resources, Inc.	†*ê	94,500	2,400,300
Encore Acquisition Company	*	45,900	1,583,550
Expro International Group PLC (United Kingdom)		177,582	1,110,730
Forest Oil Corporation	†*	59,200	1,783,104
Magnum Hunter Resources, Inc.	†*	83,200	960,128

32	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

OPTI Canada, Inc. (Canada)	ê	65,100	$977,207
Penn Virginia Corporation	ê	57,000	2,256,630
Plains Exploration & Production Company	†*ê	100,666	2,401,891
Swift Energy Company	*	77,000	1,844,920
Syntroleum Corporation *		220,500	1,547,910
Tullow Oil PLC (United Kingdom)		398,600	1,036,735
UGI Corporation	ê	57,600	2,146,176
Vintage Petroleum, Inc.	ê	97,900	1,964,853
Western Oil Sands, Inc. Class A (Canada)	*ê	72,052	2,148,325
W-H Energy Services, Inc.	*	112,500	2,334,375

			30,455,946

Pharmaceuticals—6.5%
Abgenix, Inc.	†*	177,500	1,750,150
Able Laboratories, Inc.	*	46,500	890,940
Alkermes, Inc.	†*	161,000	1,857,940
Array BioPharma, Inc.	*	136,100	951,339
Atherogenics, Inc.	†*	119,000	3,921,050
Bachem AG Class B (Switzerland)		14,510	751,741
Cambridge Antibody Technology Group (United Kingdom)	*	130,300	1,471,132
Cephalon, Inc.	†*	63,000	3,017,700
Cubist Pharmaceuticals, Inc.	*	362,000	3,576,560
Encysive Pharmaceuticals, Inc.	*ê	312,800	2,824,584
Far East Pharmaceutical Tech (Hong Kong)	*‡ð	6,152,600	—
Henry Schein, Inc.	*	155,500	9,689,205
Human Genome Sciences, Inc.	*ê	171,000	1,865,610
Idenix Pharmaceuticals, Inc.	*	18,600	297,600
Kobayashi Pharmaceutical Co., Ltd. (Japan)	ê	107,000	2,635,922
Medicines Company	†*	195,000	4,707,300
Medivir AB Class B (Sweden)	*	45,200	583,186
Mochida Pharmaceutical Company, Ltd. (Japan)		265,000	1,574,948
NBTY, Inc.	*	79,600	1,716,176
Neurocrine Biosciences, Inc.	†*	88,500	4,173,660
Nippon Shinyaku Company Ltd. (Japan)		195,000	1,217,312
Omnicare, Inc.	†	292,000	8,281,120
Onyx Pharmaceuticals, Inc.	†*	119,500	5,139,695
Recordati SpA (Italy)		45,400	893,731
Schwarz Pharma AG (Germany)		23,040	865,624
Tanabe Seiyaju Company Ltd. (Japan)		169,500	1,508,751
Towa Pharmaceutical Company Ltd. (Japan)		56,000	1,074,676
Zentiva BV (Czech Republic)		22,100	498,345

			67,735,997

Real Estate—1.7%
Acadia Realty Trust REIT	ê	146,900	$2,166,775
Shurgard Storage Centers, Inc. REIT Class A		39,000	1,513,200
Trizec Canada, Inc. (Canada)	†	993,000	13,971,510

			17,651,485

Restaurants—0.3%
Ruby Tuesday, Inc.		91,700	2,555,679

Retailers—3.9%
AC Moore Arts & Crafts, Inc.	†*	190,600	4,713,538
Electronics Boutique Holdings Corporation	*ê	59,000	2,011,900
GameStop Corporation Class A	*	122,500	2,267,475
MarineMax, Inc.	*	83,200	1,873,664
O’Reilly Automotive, Inc.	†*	248,200	9,503,578
Petco Animal Supplies, Inc.	*	167,000	5,454,220
School Specialty, Inc.	†*	153,000	6,029,730
Tuesday Morning Corporation	*	207,900	6,428,268
Warehouse Group Ltd. (New Zealand)		546,415	1,562,463

			39,844,836

Telecommunications—0.1%
MobileOne (Asia) Ltd. (Singapore)		1,454,000	1,355,369

Telephone Systems—4.3%
Nextel Partners, Inc. Class A	†*	442,500	7,336,650
NII Holdings, Inc. Class B	†*	193,500	7,974,135
Nippon Telegraph & Telephone Corporation (Japan)		6,056	24,122,893
Western Wireless Corporation Class A	†*	199,100	5,118,861

			44,552,539

Textiles, Clothing & Fabrics—0.6%
Gildan Activewear, Inc. (Canada)	*ê	67,500	1,903,500
Timberland Company Class A	†*	27,700	1,573,360
Tod’s SpA (Italy)	ê	64,990	2,502,245

			5,979,105

Transportation—0.9%
Adsteam Marine, Ltd. (Australia)		1,184,100	1,251,900
Beijing Capital International Airport Company Ltd. (China)		4,496,000	1,585,514
FirstGroup PLC (United Kingdom)		330,700	1,756,163
SembCorp Logistics Ltd. (Singapore)		1,145,000	1,543,209

See accompanying notes to schedule of investments.	33

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

USF Corporation	*	52,000	$1,866,280
VT Group PLC (United Kingdom)		215,442	1,007,659

			9,010,725

TOTAL COMMON STOCKS
(Cost $822,525,228)			995,679,449

PREFERRED STOCKS—0.0%

Media—Broadcasting & Publishing—0.0%
News Corp., Ltd.
Preferred, Sponsored
ADR (Australia)
(Cost $—)	ð	0	—

RIGHTS—0.0%

Advertising—0.0%
Havas SA Rights, Expires
TBD (France)
(Cost $—)		178,682	75,454

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—0.2%

Banking—0.2%
Ciesco, LP, 144A (Cost $1,498,093) 1.760%	10/27/2004	**	$1,500,000	1,498,093

CASH EQUIVALENTS—17.7%

U.S. Government Agencies—Mortgage
Backed—0.4%
Federal National Mortgage Association 1.682%	10/12/2004	††	4,296,026	4,296,026

Institutional Money Market Funds—1.7%
BGI Institutional Fund 1.730%	10/01/2004	††	11,169,667	11,169,667
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	3,709,600	3,709,600
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	2,577,615	2,577,615

				17,456,882

Bank & Certificate Deposits/Offshore
Time Deposits—11.3%
Bank of America 1.880%	12/23/2004	††	3,436,821	3,436,821
Bank of America 1.875%	10/19/2004	††	2,577,615	2,577,615
Bank of Montreal 1.760%	10/25/2004	††	519,670	519,670
Bank of Nova Scotia 1.770%	10/25/2004	††	859,205	859,205
Bank of Nova Scotia 1.760%	11/12/2004	††	2,577,615	2,577,615
Bank of Nova Scotia 1.750%	10/21/2004	††	2,577,615	2,577,615
BNP Paribas 1.800%	11/23/2004	††	8,592,051	8,592,051
BNP Paribas 1.750%	10/04/2004	††	$8,592,051	$8,592,051
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	3,436,821	3,436,821
Compass Securitization 1.662%	10/08/2004	††	6,002,549	6,002,549
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	8,592,051	8,592,051
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	1,718,410	1,718,410
Delaware Funding Corporation 1.753%	10/18/2004	††	1,718,410	1,718,410
Den Danske Bank 1.640%	10/08/2004	††	3,436,821	3,436,821
Dexia Group 1.505%	10/01/2004	††	859,205	859,205
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	845,987	845,987
Fortis Bank 1.620%	10/05/2004	††	859,205	859,205
General Electric Capital Corporation 1.763%	10/21/2004	††	2,567,820	2,567,820
General Electric Capital Corporation 1.753%	10/20/2004	††	4,282,574	4,282,574
General Electric Capital Corporation 1.623%	10/08/2004	††	5,155,232	5,155,232
Grampian Funding LLC 1.782%	10/19/2004	††	2,568,694	2,568,694
Greyhawk Funding 1.753%	10/18/2004	††	3,425,866	3,425,866
Liberty Street Funding Corporation 1.602%	10/01/2004	††	1,712,682	1,712,682
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	17,184,102	17,184,102
Prefco 1.772%	10/08/2004	††	1,710,806	1,710,806
Royal Bank of Canada 1.780%	11/10/2004	††	1,202,887	1,202,887
Royal Bank of Canada 1.750%	10/05/2004	††	4,038,264	4,038,264
Royal Bank of Scotland 1.670%	11/02/2004	††	257,762	257,762
Royal Bank of Scotland 1.650%	10/29/2004	††	1,202,887	1,202,887
Sheffield Receivables Corporation 1.622%	10/04/2004	††	6,014,436	6,014,436
Toronto Dominion Bank 1.710%	10/15/2004	††	8,592,051	8,592,051

				117,118,165

Floating Rate Instruments/Master Notes—4.3%
Bear Stearns & Company 2.010%	12/15/2004	††	1,718,411	1,718,411
Bear Stearns & Company 2.010%	06/05/2005	††	1,718,410	1,718,410
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	8,677,971	8,677,971
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	14,056,596	14,056,596
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	2,577,616	2,577,616
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	3,436,821	3,436,821
Morgan Stanley 1.955%	12/10/2004	††	6,014,436	6,014,436

34	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Morgan Stanley 1.955%	03/16/2005	††	$2,062,093	$2,062,093
Morgan Stanley 1.955%	06/05/2005	††	4,296,026	4,296,026

				44,558,380

TOTAL CASH EQUIVALENTS
(Cost $183,429,453)				183,429,453

REPURCHASE AGREEMENTS—5.5%

IBT Repurchase Agreement dated 09/30/04 due 10/01/04, with a maturity value of $43,796,418 and an effective yield of 1.25% collateralized by U.S. Government Obligations with rates ranging from 2.24% to 4.13%, maturity dates ranging from 01/25/2027 to 10/25/2034 and an aggregate market value of $59,634,169.			56,794,444	56,794,444

TOTAL INVESTMENTS—119.6%
(Cost $1,064,247,219)				1,237,476,893
Other assets less liabilities—(19.6%)				(202,552,055)

NET ASSETS—100.0%				$1,034,924,838

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
*	Security has been pledged as collateral for forward foreign currency exchange contracts.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents collateral received from securities lending transactions.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.144A securities respresent 0.23% of Total Investments.

ð	Security has no market value at 9/30/2004.

See accompanying notes to schedule of investments.	35

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—95.4%

Australia—1.6%
Amcor Ltd.		103,800	$539,697
Australia & New Zealand Banking Group Ltd.		73,020	1,005,729
Brambles Industries Ltd.	†	104,000	533,206
Commonwealth Bank of Australia		60,300	1,318,284
Foster’s Group Ltd.		121,563	416,381
Insurance Australia Group Ltd.		133,300	501,952
National Australia Bank Ltd.		33,533	655,153
Promina Group, Ltd.		94,200	309,014
QBE Insurance Group Ltd.		68,083	645,860
Rinker Group Ltd.		83,894	524,288
Wesfarmers Ltd.		40,700	943,133
WMC Resources Ltd.		112,800	437,827
Woolworths Ltd.		60,236	594,103

			8,424,627

Austria—0.2%
Erste Bank der Oesterreichischen
Sparkassen AG		24,200	1,006,889

Belgium—2.4%
Fortis	*	330,230	7,850,188
Interbrew	†	121,200	4,040,236
UCB SA		14,300	761,397

			12,651,821

Brazil—1.0%
Banco Bradesco SA, Sponsored ADR		2,050	108,035
Companhia de Bebidas das Americas ADR		29,800	667,520
Companhia Vale do Rio Doce ADR		22,221	499,306
Companhia Vale do Rio Doce Sponsored ADR		18,000	346,500
Petroleo Brasileiro SA	†	53,600	1,889,400
Telesp Celular Partcipacoes SA ADR	*	266,200	1,645,116

			5,155,877

Canada—3.0%
Alcan Aluminum Ltd.		32,500	1,553,427
Bombardier, Inc. Class B		65,700	151,046
Cameco Corp.		2,000	158,562
Corus Entertainment, Inc. Class B		76,000	1,411,021
EnCana Corporation		116,800	5,384,381
Great-West Lifeco, Inc.	†	13,700	550,381
Inco Ltd.	†*	34,900	1,362,845
Manulife Financial Corporation		15,000	656,528
National Bank of Canada	†	12,000	415,912
Nortel Networks Corporation	†*	232,200	789,480
Suncor Energy, Inc.		21,400	683,042
Telus Corporation Non-voting Shares		28,800	557,456
Thomson Corporation		72,700	2,520,879

			16,194,960

Czech Republic—0.4%
Cesky Telecom AS		172,205	2,284,642

Denmark—0.8%
H. Lundbeck AS		25,900	$468,890
Novo Nordisk A/S Class B		59,020	3,230,087
TDC A/S		11,900	420,944

			4,119,921

Finland—0.3%
Nokia OYJ		100,200	1,378,888
UPM-Kymmene Oyj		20,800	396,029

			1,774,917

France—7.6%
Accor SA		25,500	993,836
Air Liquide		12,745	1,999,239
BNP Paribas	*	73,300	4,734,007
Bouygues SA	†*	79,900	2,996,921
Carrefour SA		11,700	550,304
Cie Generale D’Optique Essilor International SA		13,100	841,983
Credit Agricole SA		48,791	1,330,741
Dassault Systemes SA		9,300	434,534
France Telecom SA		6,200	154,470
Groupe Danone		21,800	1,713,885
JC Decaux SA	*	218,800	4,973,018
LVMH Moet Hennessy Louis Vuitton SA		8,600	574,115
L’Oreal SA		13,300	871,356
M6-Metropole Television		37,700	1,008,576
Michelin (C.G.D.E.) Class B		10,000	508,226
PagesJaunes SA	*	114,341	2,196,918
Renault SA		12,700	1,038,678
Sanofi-Synthelabo SA	†*	106,500	7,724,743
Schneider Electric SA		20,300	1,312,316
Societe Generale Class A		8,900	787,583
Total SA	†	12,400	2,525,731
Vivendi Universal SA	*	42,600	1,091,517

			40,362,697

Germany—6.0%
Allianz AG		71,502	7,201,237
Bayerische Hypo-und Vereinsbank AG	*	58,500	1,123,277
Bayerische Motoren Werke AG		24,200	994,867
DaimlerChrysler AG		60,200	2,482,311
Deutsche Bank AG		11,200	804,995
Deutsche Boerse AG	†	68,743	3,476,625
Infineon Technologies AG	*	52,600	537,006
Infineon Technologies
AG ADR	*	5,900	60,298
Linde AG		72,600	4,183,851
Metro AG		9,200	410,551
Muenchener Rueckversicherungs AG		62,525	6,023,003
SAP AG		5,800	901,170
SAP AG ADR		1,400	54,530
Schering AG		6,600	416,828
Siemens AG		27,600	2,029,671
E.ON AG		15,700	1,158,264

			31,858,484

Greece—0.1%
OPAP SA		36,700	710,158

36	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)

Hong Kong—2.1%
Cheung Kong Holdings Ltd.		61,000	$522,146
China Mobile Ltd.		994,200	3,021,575
Citic Pacific, Ltd.		492,200	1,265,515
Esprit Holdings Ltd.		119,000	604,301
Hang Lung Development Co.		16,300	25,501
Hang Lung Properties Ltd.		571,000	842,064
Hang Seng Bank Ltd.		48,900	652,159
Hong Kong & China Gas		681,900	1,272,316
Li & Fung Ltd.		578,000	830,151
Sun Hung Kai Properties Ltd.		179,400	1,690,912
Swire Pacific Ltd. Class A		75,400	524,544

			11,251,184

India—0.0%
Infosys Technologies Sponsored ADR	†	2,600	147,160

Ireland—0.3%
CRH PLC		36,021	854,497
CRH PLC		9,200	219,958
Elan Corporation PLC ADR	†*	21,000	491,400

			1,565,855
Italy—2.0%
Assicurazioni Generali SpA		23,800	654,154
Banca Intesa SpA		358,800	1,363,627
ENI-Ente Nazionale Idrocarburi SpA		226,900	5,083,849
Saipem SPA		264,998	2,978,604
UniCredito Italiano SpA		179,200	903,620

			10,983,854

Japan—19.5%
Acom Company Ltd.		9,400	581,689
Advantest Corporation	†	14,000	832,048
Aeon Co., Ltd.	*	61,400	978,300
Aeon Company Ltd.		61,400	988,328
Aiful Corporation		6,400	627,747
All Nippon Airways Company Ltd.	†	199,000	637,392
Bank of Yokohama Ltd. (The)		510,100	2,740,034
Canon, Inc.		38,400	1,804,845
Credit Saison Company Ltd.		122,800	3,777,262
Dai Nippon Printing Company Ltd.		34,000	454,732
Daito Trust Construction Company Ltd.		1,400	56,655
Daiwa House Industry Company Ltd.		66,000	644,969
East Japan Railway Company		578	2,989,384
Fanuc Ltd.		19,400	1,020,960
Fuji Fire & Marine Insurance		26,500	83,917
Fuji Television Network, Inc.		474	963,397
Furukawa Electric Company Ltd. (The)	*	102,000	399,819
Hirose Electric Company Ltd.		8,900	811,587
Honda Motor Company Ltd.		129,200	6,260,122
Hoya Corporation		9,100	953,679
Japan Airlines System Corporation	*	633,000	1,734,561
Kansai Electric Power Company, Inc. (The)		66,900	1,179,446
Keyence Corporation		11,700	2,460,811
Komatsu Ltd.		88,200	$566,606
Konica Corp.		83,000	1,134,933
Kyocera Corporation		6,600	464,114
Millea Holdings, Inc.		142	1,829,598
Mitsubishi Corporation		73,200	791,046
Mitsubishi Estate Company Ltd.		236,000	2,462,571
Mitsubishi Heavy Industries Ltd.		124,000	349,914
Mitsubishi Tokyo Financial Group, Inc.		213	1,776,127
Mitsui Fudosan Company Ltd.		79,000	821,468
Mitsui Sumitomo Insurance Company Ltd.		232,420	1,916,975
Mizuho Financial Group, Inc.		447	1,679,140
Murata Manufacturing Company Ltd.		13,500	649,215
NEC Corporation		388,000	2,320,044
Nidec Corporation		5,000	505,399
Nikko Cordial Corporation		1,003,500	4,070,089
Nikon Corporation	†	49,000	461,501
Nintendo Company Ltd.		9,600	1,174,195
Nippon Broadcasting System		4,750	219,808
Nissan Motor Company Ltd.		262,300	2,856,002
Nitto Denko Corporation		15,900	731,449
Nomura Holdings, Inc.		162,900	2,091,494
Olympus Corporation		101,000	1,947,419
Omron Corporation		22,500	497,119
ORIX Corporation		44,700	4,583,159
Promise Company Ltd.		54,600	3,571,963
Ricoh Company Ltd.		32,000	602,486
Rohm Company Ltd.		8,900	894,765
Sammy Corporation	‡	10,800	529,172
Sankyo Company Ltd.		800	31,576
Sankyo Company Ltd.		85,900	1,816,051
Sega Corporation	*‡	46,800	632,295
Sekisui House Ltd.		126,000	1,202,722
Seven-Eleven Japan Company Ltd.		16,000	457,309
Shimamura Company Ltd.		4,200	279,721
Shionogi & Company Ltd.		48,000	687,705
SMC Corporation		30,900	2,957,944
Softbank Corporation		5,400	250,377
Sompo Japan Insurance, Inc.		63,700	539,840
Sony Corporation		12,800	436,694
Sumitomo Chemical Company Ltd.		185,000	876,236
Sumitomo Forestry Company Ltd.		27,000	252,091
Sumitomo Mitsui
Financial Group, Inc.	†	381	2,177,933
Sumitomo Trust & Banking Company Ltd. (The)		412,200	2,438,566
Suzuki Motor Corporation		99,000	1,619,608
Takeda Chemical Industries Ltd.		22,300	1,011,705
Tokyo Broadcasting System		69,400	1,082,466
Tokyo Electron Ltd.		32,000	1,559,205
Tokyo Gas Company Ltd.		191,000	677,624
Tokyu Corporation		411,200	1,872,992
Toyota Motor Corporation		55,300	2,117,467
UFJ Holdings, Inc.	*	417	1,827,520
Uni-Charm Corporation		8,800	435,968
Yamada Denki Company Ltd.		1,400	48,271
Yamanouchi Pharmaceutical Company Ltd.		12,000	387,624
Yamato Transport Company Ltd.		141,000	1,940,813

			104,097,778

See accompanying notes to schedule of investments.	37

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)

Luxembourg—0.3%
RTL Group		22,500	$1,343,875
Societe Europeenne des Satellites		45,200	440,686

			1,784,561

Mexico—1.8%
America Movil SA de CV ADR		20,100	784,503
Cemex SA de CV ADR		22,400	630,336
Grupo Televisa SA ADR		94,500	4,982,985
Telefonos de Mexico SA ADR		15,100	487,277
Wal-Mart de Mexico SA de CV Series V		792,500	2,690,629

			9,575,730

Netherlands—5.9%
ABN AMRO Holding NV	*	134,371	3,052,396
ASM Lithography Holdings NV	†*	253,500	3,261,815
ASM Lithography Holdings NV	*	41,900	539,253
Aegon NV		202,839	2,186,718
Heineken Holding NV Class A	†	25,843	694,579
Heineken NV		86,150	2,593,640
ING Groep NV		71,217	1,797,335
James Hardie Industries NV		101,900	425,036
Royal KPN NV	*	469,700	3,517,705
Koninklijke Philips Electronics NV	*	19,900	455,759
Reed Elsevier NV		24,600	316,837
Royal Dutch Petroleum Company	*	136,400	7,025,383
Royal Dutch Petroleum Company NY Shares		8,400	433,440
Royal Numico NV	*	9,200	292,973
STMicroelectronics NV		36,770	633,877
TPG NV		33,500	818,410
Unilever NV	†	47,200	2,715,390
VNU NV	†	28,344	728,707

			31,489,253

Norway—1.0%
DnB Nor ASA		56,900	450,379
Norsk Hydro ASA		13,100	954,143
Norske Skogindustrier ASA		16,500	296,154
Statoil ASA		94,500	1,355,518
Telenor ASA		337,700	2,572,594

			5,628,788

Russia—1.1%
OAO Lukoil Holding ADR		25,300	3,137,200
OAO Gazprom Sponsored ADR Regulation S	†*	17,293	618,225
Sibneft Sponsored ADR	†	47,100	1,577,850
YUKOS ADR	†	20,300	325,612

			5,658,887

Singapore—1.7%
DBS Group Holdings Ltd.		283,100	2,689,387
Singapore Airlines Ltd.		154,000	996,645
Singapore Telecommunications Ltd.		3,247,310	4,511,626
United Overseas Bank Ltd.		68,000	553,125
Venture Corporation, Ltd.		38,000	372,273

			9,123,056

South Korea—0.7%
Kookmin Bank	*	7,800	$246,904
Samsung Electronics Company Ltd. GDR	*	10,875	2,153,250
Samsung Electronics GDR	***	5,830	1,159,418

			3,559,572

Spain—4.2%
Altadis SA		84,798	2,885,744
Amadeus Global Travel Distribution Class A		119,800	947,802
Banco Bilbao Vizcaya Argentaria SA	*	343,400	4,725,651
Iberdrola SA		27,000	560,018
Inditex SA		133,800	3,306,974
Promotora de Informaciones SA		224,900	4,147,988
Telefonica SA		382,122	5,718,876

			22,293,053

Sweden—2.2%
Assa Abloy AB Class B		42,300	529,802
ForeningsSparbanken AB		58,400	1,214,412
Hennes & Mauritz AB Class B		10,400	286,212
Scania AB Class B		17,000	575,184
Telefonaktiebolaget LM Ericsson ADR	†*	110,700	3,458,268
Telefonaktiebolaget LM Ericsson Class B	*	1,807,700	5,607,579

			11,671,457

Switzerland—10.7%
Adecco SA		12,300	611,597
Clariant AG		347,612	4,167,776
Compagnie Financiere Richemont AG Class A	*	117,677	3,260,679
Credit Suisse Group	*	191,372	6,116,107
Holcim Ltd.		52,248	2,759,268
Julius Baer Holding AG Class B		6,935	1,904,914
Nestle SA	*	39,832	9,136,219
Novartis AG	*	119,214	5,564,404
Roche Holding AG		38,725	4,006,356
Serono SA Class B		5,260	3,252,434
Swiss Reinsurance	*	51,131	2,946,317
Swisscom AG	*	9,052	3,143,408
Syngenta AG	*	8,039	767,216
UBS AG		131,580	9,275,709

			56,912,404

Taiwan—0.7%
Chunghwa Telecom Company Ltd. ADR	†	136,600	2,405,526
Taiwan Semiconductor Manufacturing Company Ltd. ADR	†	160,621	1,146,834

			3,552,360

Thailand—0.1%
Advanced Info Service PCL
		146,500	367,930

United Kingdom—17.6%
Allied Domecq PLC		135,370	1,148,730
Anglo American PLC		32,800	786,344
ARM Holdings PLC		80,000	120,865
AstraZeneca Group PLC	*	143,984	5,948,690

38	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)

AstraZeneca PLC		42,800	$1,754,020
BG Group PLC	*	488,600	3,279,820
Barclays PLC		52,400	502,493
BHP Billiton PLC		185,528	1,952,009
BP PLC		102,600	979,247
Brambles Industries PLC		26,800	124,500
British American Tobacco PLC		29,900	433,338
British Sky Broadcasting PLC		557,546	4,834,654
Carnival PLC		13,877	682,194
Centrica PLC		210,500	955,979
Compass Group PLC		950,460	3,791,971
Diageo PLC		311,604	3,890,225
GlaxoSmithKline PLC		24,400	525,804
HSBC Holdings PLC	*	200,500	3,181,534
HBOS PLC		144,300	1,947,725
Imperial Chemical Industries PLC		922,600	3,522,236
ITV PLC		3,499,889	6,823,295
Kesa Electricals PLC		301,460	1,543,614
Kingfisher PLC		1,289,174	7,190,138
Lloyds TSB Group PLC		66,900	522,311
Marks & Spencer Group PLC		151,600	940,840
Morrison WM Supermarkets		261,600	911,152
National Grid Transco PLC		172,400	1,454,383
Pearson PLC		320,400	3,426,120
Prudential PLC		31,900	260,021
Reckitt Benckiser PLC		18,400	450,774
Reed Elsevier PLC		169,000	1,483,034
Rio Tinto PLC		33,300	895,335
Royal Bank of Scotland Group PLC *		114,200	3,297,779
Shell Transport & Trading Company PLC		76,400	560,540
Smiths Group PLC		123,000	1,651,321
Standard Chartered PLC		90,700	1,556,565
Tesco PLC		1,345,035	6,941,955
TI Automotive Ltd.	*ð	70,000	—
Unilever PLC		245,700	1,999,396
Vodafone Group PLC	*	4,190,116	10,026,384
Wolseley PLC		31,200	532,622
Xstrata PLC		60,750	998,605

			93,828,562

United States—0.1%
Synthes, Inc.	*	4,830	526,810

TOTAL COMMON STOCKS
(Cost $450,250,460)			508,563,247

PREFERRED STOCKS—0.9%

Australia—0.1%
News Corporation Ltd.		54,622	430,353

Brazil—0.2%
Banco Bradesco SA		11,784	618,876
Banco Itau Holdings Finance		3,418,400	378,427

			997,303

Germany—0.6%
Henkel KGaA		7,800	573,215
ProSieben SAT.1 Media AG		158,237	2,916,511

			3,489,726

TOTAL PREFERRED STOCKS
(Cost $4,560,436)			4,917,382

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—0.0%

Switzerland—0.0%
Credit Suisse Group Finance (Cost $156,250) 6.000%	12/23/2005	*	$222,000	$212,938

CONVERTIBLE DEBT OBLIGATIONS—0.3%

Cayman Islands—0.3%
SMFG Finance Ltd. (Cost $879,089) 2.250%	07/11/2005	*	72,000,000	1,315,844

CASH EQUIVALENTS—7.0%

U.S. Government Agencies—Mortgage
Backed—0.2%
Federal National Mortgage Association 1.682%	10/12/2004	††	871,163	871,163

Institutional Money Market Funds—0.7%
BGI Institutional Fund 1.730%	10/01/2004	††	2,265,025	2,265,025
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	752,245	752,245
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	522,698	522,698

				3,539,968

Bank & Certificate Deposits/ Offshore Time Deposits—4.4%
Bank of America 1.880%	12/23/2004	††	696,930	696,930
Bank of America 1.875%	10/19/2004	††	522,698	522,698
Bank of Montreal 1.760%	10/25/2004	††	105,381	105,381
Bank of Nova Scotia 1.770%	10/25/2004	††	174,233	174,233
Bank of Nova Scotia 1.760%	11/12/2004	††	522,698	522,698
Bank of Nova Scotia 1.750%	10/21/2004	††	522,698	522,698
BNP Paribas 1.800%	11/23/2004	††	1,742,327	1,742,327
BNP Paribas 1.750%	10/04/2004	††	1,742,327	1,742,327
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	696,930	696,930
Compass Securitization 1.662%	10/08/2004	††	1,217,218	1,217,218
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	1,742,327	1,742,327
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	348,465	348,465
Delaware Funding Corporation 1.753%	10/18/2004	††	348,465	348,465
Den Danske Bank 1.640%	10/08/2004	††	696,930	696,930
Dexia Group 1.505%	10/01/2004	††	174,233	174,233
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	171,553	171,553
Fortis Bank 1.620%	10/05/2004	††	174,233	174,233

See accompanying notes to schedule of investments.	39

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint International Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

General Electric Capital Corporation 1.763%	10/21/2004	††	$520,712	$520,712
General Electric Capital Corporation 1.753%	10/20/2004	††	868,435	868,435
General Electric Capital Corporation 1.623%	10/08/2004	††	1,045,396	1,045,396
Grampian Funding LLC 1.782%	10/19/2004	††	520,889	520,889
Greyhawk Funding 1.753%	10/18/2004	††	694,710	694,710
Liberty Street Funding Corporation 1.602%	10/01/2004	††	347,304	347,304
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	3,484,653	3,484,653
Prefco 1.772%	10/08/2004	††	346,923	346,923
Royal Bank of Canada 1.780%	11/10/2004	††	243,926	243,926
Royal Bank of Canada 1.750%	10/05/2004	††	818,893	818,893
Royal Bank of Scotland 1.670%	11/02/2004	††	52,270	52,270
Royal Bank of Scotland 1.650%	10/29/2004	††	243,926	243,926
Sheffield Receivables Corporation 1.622%	10/04/2004	††	1,219,628	1,219,628
Toronto Dominion Bank 1.710%	10/15/2004	††	1,742,329	1,742,329

				23,749,640

Floating Rate Instruments/Master Notes—1.7%
Bear Stearns & Company 2.010%	06/05/2005	††	348,465	348,465
Bear Stearns & Company 2.010%	12/15/2004	††	348,465	348,465
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	1,759,750	1,759,750
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	2,850,446	2,850,446
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	522,698	522,698
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	696,930	696,930
Morgan Stanley 1.955%	06/05/2005	††	871,163	871,163
Morgan Stanley 1.955%	03/16/2005	††	418,158	418,158
Morgan Stanley 1.955%	12/10/2004	††	1,219,628	1,219,628

				9,035,703

TOTAL CASH EQUIVALENTS
(Cost $37,196,474)				37,196,474

REPURCHASE AGREEMENTS—3.5%

United States—3.5%
IBT Repurchase Agreement dated 09/30/04 due 10/01/04, with a maturity value of $18,816,964 and an effective yield of 1.25% collateralized by U.S. Government Obligations with rates ranging from 3.96% to 4.63%, maturity dates ranging from 10/25/2022 to 03/01/2033 and an aggregate market value of $19,757,126.			$18,816,309	$18,816,309

TOTAL INVESTMENTS—107.1%
(Cost $511,859,018)				571,022,194
Other assets less liabilities—(7.1%)				(38,096,398)

NET ASSETS—100.0%				$532,925,796

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
*	Security has been pledged as collateral for forward foreign currency exchange contracts.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents collateral received from securities lending transactions.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.20% of Total Investments.

ð	Security has no market value at 9/30/2004.

40	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint International Fund

Percentage of Portfolio by Industry (unaudited):

Banking	16.7%
Oil & Gas	7.8%
Pharmaceuticals	7.1%
Media—Broadcasting & Publishing	6.8%
Telephone Systems	6.8%
Beverages, Food & Tobacco	6.1%
Insurance	5.3%
Electronics	4.2%
Financial Services	3.6%
Automotive	3.2%
Retailers	3.0%
Commercial Services	2.6%
Chemicals	2.3%
Telecommunications	2.0%
Transportation	2.0%
Food Retailers	1.7%
Heavy Machinery	1.6%
Communications	1.4%
Advertising	1.3%
Entertainment & Leisure	1.2%
Real Estate	1.2%
Building Materials	0.9%
Metals & Mining	0.9%
Computers & Information	0.9%
Electric Utilities	0.8%
Apparel Retailers	0.7%
Restaurants	0.7%
Metals	0.6%
Airlines	0.6%
Cosmetics & Personal Care	0.4%
Computer Software & Processing	0.3%
Miscellaneous	0.3%
Home Construction, Furnishings & Appliances	0.3%
Lodging	0.2%
Medical Supplies	0.2%
Construction	0.2%
Industrial—Diversified	0.2%
Containers & Packaging	0.1%
Forest Products & Paper	0.1%
Electrical Equipment	0.1%
Mining	0.1%
Medical Equipment & Supplies	0.1%
Aerospace & Defense	0.0%

TOTAL INVESTMENTS	96.6%
Other assets less liabilities	3.4%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.	41

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—22.5%

Aerospace & Defense—0.2%
Boeing Capital Corporation, Senior Note 5.650%	05/15/2006		$175,000	$182,781
Boeing Company (The), Note 6.125%	02/15/2033		100,000	105,279
Boeing Company (The), Note 5.125%	02/15/2013		250,000	258,572
General Dynamics Corporation, Note 2.125%	05/15/2006		200,000	197,906
Goodrich Corporation, Note 6.450%	12/15/2007		100,000	108,040
Northrop Grumman Corporation, Note 7.750%	02/15/2031		250,000	308,800
Textron Financial Corporation, Note 6.000%	11/20/2009		200,000	220,245

				1,381,623

Airlines—0.0%
FedEx Corporation, Note 9.650%	06/15/2012		150,000	195,878

Automotive—1.3%
DaimlerChrysler North America Holding Corporation, Guaranteed Note 7.200%	09/01/2009		350,000	394,360
DaimlerChrysler North America Holding Corporation, Note 8.500%	01/18/2031		350,000	429,106
DaimlerChrysler North America Holding Corporation, Note 6.400%	05/15/2006		750,000	789,502
Ford Motor Company, Note 6.625%	10/01/2028		850,000	771,704
Ford Motor Credit Company, Global Note 7.875%	06/15/2010		750,000	837,486
Ford Motor Credit Company, Global Note 6.875%	02/01/2006		650,000	680,390
Ford Motor Credit Company, Note 7.250%	10/25/2011		1,150,000	1,246,186
General Motors Acceptance Corporation, Global Note 6.875%	09/15/2011		650,000	682,805
General Motors Acceptance Corporation, Global Note 6.125%	09/15/2006		350,000	366,062
General Motors Corporation, Note 8.250%	07/15/2023		100,000	105,446
General Motors Corporation, Note 7.200%	01/15/2011	†	950,000	1,007,385
General Motors Corporation, Senior Note 8.375%	07/15/2033		350,000	372,669
Toyota Motor Credit Corporation, Note 2.800%	01/18/2006		100,000	100,311

				7,783,412

Banking—6.1%
ABN AMRO Bank NV, Global Subordinated Note 7.125%	06/18/2007		250,000	274,594
American Express Company, Note 3.750%	11/20/2007		150,000	151,652
American Express Credit Corporation, Note 3.000%	05/16/2008		250,000	245,931
Asian Development Bank, Global Note (Supra National) 6.750%	06/11/2007		$750,000	$821,462
Associates Corporate of North America, Senior Note 6.950%	11/01/2018		250,000	292,463
Associates Corporate of North America, Subordinated Note 6.875%	11/15/2008		410,000	457,234
Bank of America Corporation, Subordinated Note 7.750%	08/15/2015		750,000	909,322
Bank of America Corporation, Subordinated Note 6.250%	04/01/2008		750,000	814,980
Bank of New York Company, Inc. (The), Subordinated Note 5.500%	12/01/2017		250,000	260,206
Bank One Corporation, Subordinated Note 5.900%	11/15/2011		750,000	803,999
Bank One NA, Note 3.700%	01/15/2008		350,000	352,866
BankBoston Corporation, Subordinated Note, (MTN), (FRN) 6.500%	12/19/2007		400,000	437,414
Bayerische Landesbank Girozentrale, Note 2.875%	10/15/2008		250,000	242,845
Branch Banking & Trust Company 5.200%	12/23/2015		150,000	152,686
BSCH Issuances Ltd., Subordinated Note (Cayman Islands) 7.625%	09/14/2010		350,000	411,427
CIT Group, Inc., Senior Note 7.750%	04/02/2012		350,000	414,814
Citigroup, Inc., Global Senior Note 6.000%	02/21/2012		350,000	385,523
Citigroup, Inc., Global Subordinated Note 6.625%	06/15/2032		150,000	164,841
Citigroup, Inc., Global Subordinated Note 5.625%	08/27/2012		150,000	160,583
Citigroup, Inc., Note 6.750%	12/01/2005		2,000,000	2,094,988
Citigroup, Inc., Senior Note, 144A 5.000%	09/15/2014	*	413,000	414,317
Corporacion Andina de Fomento, Note (Supra National) 6.875%	03/15/2012		150,000	168,995
Deutsche Bank Financial, Inc., Note, Convertible, (MTN) 5.375%	03/02/2015		250,000	259,338
Duke Capital Corporation, Senior Note 4.370%	03/01/2009		250,000	252,319
European Investment Bank, Global Note (Supra National) 4.625%	03/01/2007		750,000	778,253
European Investment Bank, Note (Supra National) 3.000%	06/16/2008		250,000	249,493
European Investment Bank, Note (Supra National) 2.375%	06/15/2007		550,000	540,972
First Union Institutional Trust I Capital Securities, Note 8.040%	12/01/2026		1,000,000	1,116,556
FleetBoston Financial Corporation, Senior Note 6.875%	01/15/2028		150,000	170,211
General Electric Capital Corporation, Note 6.500%	12/10/2007		750,000	818,819
General Electric Capital Corporation, Note 3.500%	05/01/2008		250,000	250,453
General Electric Capital Corporation, Note, (MTN) 6.750%	03/15/2032		750,000	866,076

42	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

General Electric Capital Corporation, Note, (MTN), (FRN) 5.375%	03/15/2007		$1,600,000	$1,684,880
General Motors Acceptance Corporation, Global Note 7.250%	03/02/2011		350,000	374,176
General Motors Acceptance Corporation, Note 6.750%	01/15/2006		750,000	782,558
Household Finance Corporation, Note 8.000%	07/15/2010		750,000	887,533
Household Finance Corporation, Note 6.500%	01/24/2006		250,000	262,167
Household Finance Corporation, Note 6.500%	11/15/2008		350,000	385,475
Household Finance Corporation, Note 6.400%	06/17/2008		250,000	273,006
Household Finance Corporation, Note 4.125%	12/15/2008		1,000,000	1,012,369
HSBC Holdings PLC, Note (United Kingdom) 5.250%	12/12/2012		150,000	155,842
HSBC USA, Inc., Subordinated Note 7.000%	11/01/2006		250,000	270,727
ING Capital Funding Trust III 8.439%	12/31/2049		150,000	181,393
Inter-American Development Bank (Supra National) 7.375%	01/15/2010		750,000	884,308
Inter-American Development Bank, Global Note, (MTN) (Supra National) 5.375%	01/18/2006		1,000,000	1,037,198
International Bank for Reconstruction & Development, Note (Supra National) 3.625%	05/21/2013		150,000	146,254
International Bank for Reconstruction & Development, Note, (MTN), (FRN) (Supra National) 4.125%	08/12/2009		350,000	359,149
John Deere Capital Corporation, Note 7.000%	03/15/2012		350,000	405,247
JP Morgan & Company, Inc., Note 6.000%	01/15/2009		350,000	377,799
JP Morgan Chase & Company, Global Subordinated Note 5.750%	01/02/2013		750,000	799,895
JP Morgan Chase & Company, Note 6.750%	02/01/2011		750,000	844,891
KeyCorp, Senior Note 6.750%	03/15/2006		1,150,000	1,218,227
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Germany) 2.700%	03/01/2007		250,000	247,861
KFW International Finance, Inc., Guaranteed Global Note 4.750%	01/24/2007		350,000	365,265
KFW International Finance, Inc., Note 8.000%	02/15/2010		250,000	298,148
KFW International Finance, Inc., Note 2.500%	10/17/2005		350,000	349,797
Korea Development Bank, Note 5.250%	11/16/2006		350,000	364,439
Landwirtschaftliche Rentenbank, Note (Germany) 3.250%	06/19/2008		300,000	298,336
MBNA America Bank, Note 5.375%	01/15/2008		850,000	891,938
Mellon Financial Company, Note 6.375%	02/15/2010		350,000	385,798
National City Bank of Ohio, Senior Note, (MTN) 3.300%	05/15/2008		$350,000	$347,241
National City Bank, Note 2.375%	08/15/2006		250,000	247,993
National Rural Utilities Cooperative Finance Corporation, Note 3.875%	02/15/2008		400,000	403,882
Oesterreichische Kontrollbank AG, Guaranteed Global Note (Austria) 5.500%	01/20/2006		350,000	362,909
PNC Funding Corporation, Senior Note 5.750%	08/01/2006		250,000	262,037
Popular North America, Inc., Note, (MTN), (FRN) 4.250%	04/01/2008		100,000	101,960
Royal Bank of Scotland Group PLC, Global Note (United Kingdom) 5.000%	10/01/2014		750,000	760,889
Sanwa Bank Ltd., Note 7.400%	06/15/2011		250,000	288,177
SLM Corporation, Note 3.950%	08/15/2008		1,150,000	1,161,483
SLM Corporation, Note, (MTN), (FRN) 5.125%	08/27/2012		350,000	359,227
Suntrust Banks, Inc., Note 5.050%	07/01/2007		350,000	365,947
Swiss Bank Corporation, Subordinated Note 7.000%	10/15/2015		100,000	117,478
Union Bank Switzerland AG, Subordinated Note 7.250%	07/15/2006		250,000	269,248
Wells Fargo & Company, Note 5.125%	02/15/2007		750,000	783,101
Wells Fargo & Company, Subordinated Note 7.550%	06/21/2010		750,000	880,057

				37,991,937

Beverages, Food & Tobacco—1.3%
Altria Group, Inc., Note 7.000%	11/04/2013		400,000	418,046
Anheuser-Busch Companies, Inc., Note 6.800%	01/15/2031		350,000	410,892
Archer-Daniels Midland Company, Note 8.375%	04/15/2017		350,000	455,342
Bottling Group LLC, Series B, Senior Note 4.125%	06/15/2015		250,000	235,099
Brown-Forman Corporation, Note 2.125%	03/15/2006		250,000	247,963
Bunge Ltd Finance Corporation, Guaranteed Senior Note 144A 5.350%	04/15/2014	*	500,000	509,462
Campbell Soup Company, Note 4.875%	10/01/2013		250,000	252,719
Coca-Cola Enterprises, Inc., Note 8.500%	02/01/2022		150,000	198,520
Coca-Cola Enterprises, Inc., Note 6.125%	08/15/2011		600,000	662,480
ConAgra Foods, Inc., Note 6.750%	09/15/2011		250,000	281,678
ConAgra Foods, Inc., Note 6.000%	09/15/2006		350,000	368,338
General Mills, Inc., Note 5.125%	02/15/2007		350,000	364,721
HJ Heinz Company, Guaranteed Note 6.625%	07/15/2011		250,000	282,013
Kellogg Company, Note 6.600%	04/01/2011		750,000	845,641
Kraft Foods, Inc., Global Note 6.500%	11/01/2031		100,000	108,128

See accompanying notes to schedule of investments.	43

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)

Kraft Foods, Inc., Global Note 5.625%	11/01/2011	$350,000	$370,229
Pepsiamericas, Inc., Note 3.875%	09/12/2007	100,000	101,239
Sara Lee Corporation, Senior Note 2.750%	06/15/2008	250,000	244,810
Supervalu, Inc., Note 7.875%	08/01/2009	350,000	401,941
Tyson Foods, Inc., Note 8.250%	10/01/2011	250,000	296,688
Unilever Capital Corporation, Note 6.875%	11/01/2005	750,000	784,181

			7,840,130

Building Materials—0.0%
Hanson Australia Funding Ltd., Note (Australia) 5.250%	03/15/2013	100,000	101,743

Chemicals—0.2%
Dow Chemical Company, Note 7.375%	11/01/2029	250,000	291,190
Dow Chemical Company, Note 6.000%	10/01/2012	150,000	162,292
Du Pont (E.I.) de Nemours & Company, Note 6.875%	10/15/2009	150,000	170,388
Eastman Chemical Company, Senior Note 7.000%	04/15/2012	150,000	170,850
Praxair, Inc., Note 3.950%	06/01/2013	150,000	143,147
Rohm & Haas Company, Note 7.850%	07/15/2029	150,000	191,670

			1,129,537

Commercial Services—0.1%
Cendant Corporation, Senior Note 6.250%	03/15/2010	150,000	163,299
Midamerican Energy Holdings Company, Senior Note 3.500%	05/15/2008	150,000	147,769
PHH Corporation, Note 7.125%	03/01/2013	100,000	114,550

			425,618

Communications—0.3%
Motorola, Inc., Note 7.500%	05/15/2025	500,000	575,261
News America Holdings, Inc., Note 8.000%	10/17/2016	150,000	183,770
News America Holdings, Inc., Note 7.600%	10/11/2015	350,000	415,948
SBC Communications, Inc., Global Note 6.250%	03/15/2011	250,000	274,612
SBC Communications, Inc., Note 5.750%	05/02/2006	250,000	261,126

			1,710,717

Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note 7.375%	06/15/2011	100,000	116,062

Computers & Information—0.3% Hewlett-Packard Company, Global Note 5.500%	07/01/2007	$350,000	$370,224
International Business Machines Corporation, Note 7.000%	10/30/2025	500,000	585,585
International Business Machines Corporation, Note 4.750%	11/29/2012	250,000	253,955
International Business Machines Corporation, Senior Note 4.875%	10/01/2006	750,000	778,934

			1,988,698

Cosmetics & Personal Care—0.1% Procter & Gamble Company, Global Note 6.875%	09/15/2009	750,000	854,453

Diversified—0.1%
General Electric Company 5.000%	02/01/2013	300,000	309,056

Electric Utilities—1.3%
AEP Texas Central Company, Ser. B, Senior Note 6.650%	02/15/2033	150,000	162,850
Alabama Power Company, Senior Note 5.500%	10/15/2017	150,000	156,471
Alabama Power Company, Ser. X, Senior Note 3.125%	05/01/2008	250,000	246,090
Arizona Public Service Company, Note 6.500%	03/01/2012	150,000	166,773
Cincinnati Gas & Electric Company, Note 5.700%	09/15/2012	150,000	158,886
Columbus Southern Power Company, Ser. A, Senior Note 5.500%	03/01/2013	150,000	157,249
Consolidated Edison Company of New York, Inc., Note 4.875%	02/01/2013	200,000	203,561
Constellation Energy Group, Inc., Note 7.600%	04/01/2032	150,000	176,742
Dominion Resources, Inc., Senior Note 8.125%	06/15/2010	350,000	415,200
DTE Energy Company, Note 7.050%	06/01/2011	350,000	395,574
Duke Energy Corporation, Senior Note 6.450%	10/15/2032	500,000	528,506
Duke Energy Field Services Corporation LLC, Note 7.875%	08/16/2010	350,000	412,432
Entergy Gulf States, Inc., Note 3.600%	06/01/2008	100,000	98,939
Florida Power & Light Company, Note 5.625%	04/01/2034	50,000	50,280
Florida Power & Light Company, Note 4.850%	02/01/2013	150,000	153,351
FPL Group Capital, Inc., Guaranteed Note 7.375%	06/01/2009	100,000	114,405
KeySpan Corporation, Note 7.625%	11/15/2010	350,000	413,379
Midamerican Energy Company, Note 6.750%	12/30/2031	250,000	286,974
Midamerican Energy Holdings Company, Senior Note, Class D 5.000%	02/15/2014	150,000	148,511
Niagara Mohawk Power Corporation, Senior Note 7.625%	10/01/2005	400,732	417,460

44	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)

NiSource Finance Corporation, Guaranteed Note 7.875%	11/15/2010	$50,000	$59,160
Northern States Power Company, Ser. A, Note 8.000%	08/28/2012	150,000	183,525
Oncor Electric Delivery Company, Senior Secured Note 6.375%	05/01/2012	350,000	388,057
Ontario Electricity Financial Corporation, Note (Canada) 7.450%	03/31/2013	350,000	425,084
Peco Energy Company, Note 3.500%	05/01/2008	150,000	150,072
Progress Energy, Inc., Senior Note 7.100%	03/01/2011	400,000	452,217
PSEG Power LLC, Senior Note 8.625%	04/15/2031	500,000	642,207
Public Service Company of Colorado, Ser. 12, Note 4.875%	03/01/2013	200,000	203,874
Public Service Electric & Gas Company, Note 5.125%	09/01/2012	150,000	155,023
South Carolina Electric & Gas Company, Note 5.300%	05/15/2033	150,000	143,898
Wisconsin Electric Power, Note 5.625%	05/15/2033	250,000	251,012
Wisconsin Energy Corporation, Senior Note 6.500%	04/01/2011	100,000	110,886

			8,028,648

Electrical Equipment—0.0%
Emerson Electric Company, Note 5.000%	12/15/2014	150,000	153,540

Electronics—0.2%
Arrow Electronics, Inc., Note 6.875%	07/01/2013	250,000	270,954
Raytheon Company, Note 7.375%	07/15/2025	750,000	781,016

			1,051,970

Entertainment & Leisure—0.1%
Time Warner, Inc., Note 6.875%	05/01/2012	150,000	167,602
Walt Disney Company, Note 6.750%	03/30/2006	300,000	316,303
Walt Disney Company, Note, (MTN), (FRN) 6.375%	03/01/2012	250,000	275,852

			759,757

Environmental—0.1%
USA Waste Services, Inc., Senior Note 7.000%	07/15/2028	550,000	610,521

Financial Services—3.1%
Abbey National PLC, Note (United Kingdom) 7.950%	10/26/2029	250,000	317,943
Amvescap PLC, Senior Note 5.375%	02/27/2013	100,000	101,719
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan) 8.400%	04/15/2010	250,000	299,745
Bear Stearns Companies, Inc., (The), Global Note 5.700%	01/15/2007	900,000	950,236
Bear Stearns Companies, Inc., (The), Note 5.700%	11/15/2014	50,000	52,703
Bear Stearns Cos. (The), Inc., Note 2.875%	07/02/2008	$1,000,000	$972,179
BHP Finance USA Ltd., Guaranteed Senior Note 4.800%	04/15/2013	150,000	152,128
Cingular Wireless LLC, Senior Note 6.500%	12/15/2011	250,000	278,807
Countrywide Financial Corporation, Note 3.500%	12/19/2005	250,000	252,331
Countrywide Financial Corporation, Note 4.250%	12/19/2007	1,000,000	1,019,293
Countrywide Home Loans, Inc., Note, (FRN), (MTN) 5.625%	05/15/2007	300,000	316,529
Credit Suisse First Boston USA, Inc., Note 6.500%	01/15/2012	350,000	389,388
Credit Suisse First Boston USA, Inc., Note 5.750%	04/15/2007	800,000	848,838
Credit Suisse First Boston USA, Inc., Note 5.500%	08/15/2013	150,000	156,194
EOP Opertaing, LP, Guaranteed Note 7.000%	07/15/2011	350,000	393,732
ERP Operating, LP, Note 5.200%	04/01/2013	250,000	254,634
General Motors Acceptance Corporation, Note 8.000%	11/01/2031	250,000	259,477
Goldman Sachs Group, Inc., Note 6.875%	01/15/2011	250,000	282,690
Goldman Sachs Group, Inc., Senior Note 6.600%	01/15/2012	650,000	726,960
Goldman Sachs Group, Inc., Senior Note 6.125%	02/15/2033	200,000	201,561

Goldman Sachs Group, Inc., Senior Note 5.700%	09/01/2012	250,000	264,590
Goldman Sachs Group, Inc., Senior Note 4.125%	01/15/2008	800,000	816,039
Goldman Sachs Group, Inc., Ser. B, Note, (MTN) 7.350%	10/01/2009	750,000	861,308
Honeywell International, Inc., Note 6.125%	11/01/2011	250,000	275,705
Household Finance Corporation, Note 5.750%	01/30/2007	1,050,000	1,110,437
Lehman Brothers Holdings, Inc., Note 4.000%	01/22/2008	850,000	864,078
Lehman Brothers Holdings, Inc., Note, (MTN), (VRN) 6.625%	01/18/2012	250,000	280,036
Lehman Brothers Holdings, Inc., Senior Subordinated Note 7.625%	06/01/2006	700,000	754,959
Merrill Lynch & Company, Inc., Note 6.000%	02/17/2009	1,000,000	1,083,731
Merrill Lynch & Company, Inc., Note, (MTN) 3.700%	04/21/2008	250,000	250,722
Morgan Stanley 8.000%	06/15/2010	750,000	896,269
Morgan Stanley, Note 7.250%	04/01/2032	100,000	118,099
Morgan Stanley, Note 5.800%	04/01/2007	350,000	371,649
National Rural Utilities Cooperative Finance Corporation, Note 7.250%	03/01/2012	150,000	173,843
Pepco Holdings, Inc., Note 6.450%	08/15/2012	150,000	163,536
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia) 2.625%	09/30/2008	100,000	96,175
Swiss Bank Corporation of New York, Note, (MTN), (FRN) 7.375%	06/15/2017	100,000	121,674

See accompanying notes to schedule of investments.	45

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)

U.S. Bank National Association, Note, (MTN), (FRN) 6.375%	08/01/2011	$750,000	$839,154
Washington Mutual, Inc., Note 7.500%	08/15/2006	750,000	809,872
Washington Mutual, Inc., Senior Note 4.375%	01/15/2008	1,000,000	1,024,417

			19,403,380

Food Retailers—0.2%
Albertson’s, Inc., Note 7.500%	02/15/2011	250,000	289,530
Safeway, Inc., Note 7.500%	09/15/2009	800,000	907,057

			1,196,587

Forest Products & Paper—0.2%
International Paper Company, Note 6.750%	09/01/2011	300,000	334,763
Kimberly Clark Corporation, Note 5.625%	02/15/2012	250,000	270,366
MeadWestvaco Corporation, Note 6.850%	04/01/2012	150,000	167,339
Weyerhaeuser Company, Note 7.375%	03/15/2032	250,000	287,782
Weyerhaeuser Company, Note 6.750%	03/15/2012	100,000	112,305
Weyerhaeuser Company, Note 6.000%	08/01/2006	250,000	262,878

			1,435,433

Health Care Providers—0.0%
UnitedHealth Group, Inc., Note 3.750%	02/10/2009	150,000	148,836

Heavy Construction—0.0%
Centex Corporation, Senior Note 4.750%	01/15/2008	100,000	102,786

Heavy Machinery—0.2%
Caterpillar, Inc., Senior Note 7.250%	09/15/2009	750,000	862,154
Cooper Industries, Inc., Guaranteed Senior Note 5.500%	11/01/2009	100,000	106,664
Deere & Company, Global Note 6.950%	04/25/2014	250,000	292,578
United Technologies Corporation, Note 6.700%	08/01/2028	150,000	171,868
United Technologies Corporation, Note 6.100%	05/15/2012	50,000	55,215

			1,488,479

Home Construction, Furnishings & Appliances—0.2%
MDC Holdings, Inc., Senior Note 5.500%	05/15/2013	500,000	509,060
Newell Rubbermaid, Inc., Note 4.625%	12/15/2009	100,000	101,267
Pulte Homes, Inc., Senior Note 7.875%	08/01/2011	350,000	408,073

			1,018,400

Household Products—0.0%
Fortune Brands, Inc., Note 2.875%	12/01/2006	$100,000	$99,686

Insurance—0.8%
Aetna, Inc., Guaranteed Note 7.625%	08/15/2026	100,000	117,542
Allstate Corporation (The), Senior Note 7.200%	12/01/2009	750,000	862,733
American General Finance Corporation, Senior Note, (MTN) 5.375%	10/01/2012	650,000	679,590
American General Finance Corporation, Senior Note, (MTN), (FRN) 5.875%	07/14/2006	1,000,000	1,050,665
American International Group, Inc., Global Senior Note 4.250%	05/15/2013	100,000	96,565
Anthem, Inc., Note 6.800%	08/01/2012	150,000	169,340
AXA Financial, Inc., Senior Note 7.750%	08/01/2010	100,000	117,395
CNA Financial Corporation, Note 6.750%	11/15/2006	100,000	106,104
General Electric Global Insurance Holding Corporation, Note 7.500%	06/15/2010	150,000	172,049
Hartford Life, Inc., Senior Note 7.375%	03/01/2031	150,000	180,676
Metlife, Inc., Senior Note 6.500%	12/15/2032	100,000	107,895
Progressive Corporation (The), Senior Note 6.625%	03/01/2029	150,000	167,323
Prudential Financial, Inc., Note, (MTN), (FRN) 3.750%	05/01/2008	100,000	101,119
Radian Group, Inc., Senior Note 5.625%	02/15/2013	100,000	104,551
Safeco Corporation, Senior Note 4.875%	02/01/2010	150,000	155,034
Travelers Property Casualty Corporation, Note 7.750%	04/15/2026	500,000	601,513

			4,790,094

Lodging—0.1%
Harrah’s Operating Company, Inc., Guaranteed Senior Note 5.375%	12/15/2013	250,000	249,799

Media—Broadcasting & Publishing—0.6%
Clear Channel Communications, Inc., Global Note 4.250%	05/15/2009	250,000	247,978
Comcast Cable Communications Corporation, Note 8.375%	05/01/2007	500,000	558,865
Comcast Corporation, Note 7.050%	03/15/2033	500,000	550,293
COX Communications, Inc., Note 5.500%	10/01/2015	75,000	71,578
COX Communications, Inc., Note 4.625%	06/01/2013	250,000	230,934
Liberty Media Corporation, Senior Note 7.875%	07/15/2009	350,000	391,076
Time Warner Entertainment Company, LP, Senior Note 8.375%	03/15/2023	1,000,000	1,199,013

46	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Viacom, Inc. Senior Note 7.875%	07/30/2030		$250,000	$306,350
Viacom, Inc., Senior Note 5.625%	08/15/2012		50,000	52,506

				3,608,593

Metals—0.4%
Alcan, Inc., Senior Note (Canada) 4.875%	09/15/2012		350,000	356,097
Alcoa, Inc., Note 7.375%	08/01/2010		750,000	875,584
Lockheed Martin Corporation, Note 8.200%	12/01/2009		750,000	893,434
Masco Corporation, Senior Note 5.875%	07/15/2012		250,000	269,311

				2,394,426

Oil & Gas—1.6%
Alberta Energy Ltd., Note 7.375%	11/01/2031		150,000	178,202
Apache Finance Canada Corporation, Note (Canada) 7.750%	12/15/2029		150,000	192,398
BP Capital Markets PLC, Guaranteed Note (United Kingdom) 2.350%	06/15/2006		350,000	347,629
Burlington Resources Finance Company, Guaranteed Note (Canada) 7.200%	08/15/2031		150,000	177,819
Canadian Natural Resources Ltd., Note (Canada) 5.450%	10/01/2012		250,000	261,284
Chevron Phillips Chemical Company LLC, Note 5.375%	06/15/2007		350,000	366,627
Conoco, Inc., Note 6.950%	04/15/2029		250,000	289,360
Consolidated Natural Gas Company, Senior Note 5.000%	03/01/2014		250,000	250,472
Devon Financing Corporation, ULC, Note 6.875%	09/30/2011		750,000	847,391
Enbridge Energy Partners, LP, Note 4.000%	01/15/2009		50,000	49,716
Kerr-McGee Corporation, Note 6.875%	09/15/2011		200,000	224,040
Kinder Morgan Energy Partners, LP, Note 5.350%	08/15/2007		350,000	367,373
Kinder Morgan, Inc., Note 7.250%	03/01/2028		150,000	167,389
Kinder Morgan, Inc., Senior Note 6.500%	09/01/2012		250,000	275,316
Lasmo USA, Inc., Senior Note (United Kingdom) 6.750%	12/15/2007		100,000	109,971
Marathon Oil Corporation, Note 6.125%	03/15/2012		350,000	380,997
Nexen, Inc., Note (Canada) 5.050%	11/20/2013		250,000	248,650
Norsk Hydro AS, Note (Norway) 6.360%	01/15/2009		450,000	491,990
Occidental Petroleum Corporation, Note 7.200%	04/01/2028		250,000	293,692
Occidental Petroleum Corporation, Senior Note 7.375%	11/15/2008		400,000	454,747
Pemex Project Funding Master Trust, Note 8.625%	02/01/2022		250,000	284,875
Pemex Project Funding Master Trust, Note 7.375%	12/15/2014		350,000	382,375
Petroleos Mexicanos SA, Note (Mexico) 9.375%	12/02/2008		$350,000	$408,625
Phillips 66 Capital Trust II, Note 8.000%	01/15/2037		750,000	854,332
Southern California Gas Company, Note 4.800%	10/01/2012		100,000	102,034
Suncor Energy, Inc., Note 7.150%	02/01/2032		500,000	596,127
Texaco Capital, Inc., Note 5.500%	01/15/2009		350,000	374,723
TransCanada Pipelines Ltd., Note (Canada) 4.000%	06/15/2013		250,000	238,060
Transocean, Inc., Note (Cayman Islands) 7.375%	04/15/2018		100,000	118,820
Union Oil Company of California, Guaranteed Senior Note 5.050%	10/01/2012		100,000	102,009
Union Pacific Resources Group, Inc., Note 7.150%	05/15/2028		350,000	407,066
Valero Energy Corporation, Note 4.750%	06/15/2013		200,000	196,255

				10,040,364

Pharmaceuticals—0.4%
Abbott Laboratories, Note 3.500%	02/17/2009		250,000	248,043
American Home Products Corporation, Senior Note 6.950%	03/15/2011		250,000	278,362
Bristol-Myers Squibb Company, Note 5.750%	10/01/2011		350,000	375,871
Eli Lilly & Company, Note 2.900%	03/15/2008		150,000	147,738
Johnson & Johnson, Note 4.950%	05/15/2033		200,000	188,476
Merck & Company, Inc., Senior Note 4.375%	02/15/2013	†	200,000	198,899
Pharmacia Corporation, Note 6.500%	12/01/2018		350,000	404,909
Schering-Plough Corporation, Senior Note 6.500%	12/01/2033		250,000	271,592
Wyeth Corporation, Note 5.500%	03/15/2013		100,000	102,197
Wyeth, Senior Note 5.500%	02/01/2014		250,000	254,080

				2,470,167

Real Estate—0.1%
Archstone Smith Trust REIT, Senior Note 5.000%	08/15/2007		100,000	103,590

Boston Properties, Inc. REIT 6.250%	01/15/2013	250,000	270,169
Simon Property Group, LP REIT, Note 6.350%	08/28/2012	250,000	272,077

			645,836

Restaurants—0.1%
McDonald’s Corporation, Note, (MTN), (FRN) 3.875%	08/15/2007	250,000	253,498

Retailers—0.6%
Costco Wholesale Corporation, Senior Note 5.500%	03/15/2007	250,000	263,406
Federated Department Stores, Inc., Senior Note 6.900%	04/01/2029	500,000	549,497
Federated Department Stores, Inc., Senior Note 6.300%	04/01/2009	253,000	275,338

See accompanying notes to schedule of investments.	47

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Fred Meyer, Inc., Note 7.450%	03/01/2008		$750,000	$838,331
May Department Stores Company (The), Note 7.900%	10/15/2007		250,000	281,596
Target Corporation, Note 7.000%	07/15/2031		350,000	418,465
Wal-Mart Stores, Inc., Note 7.550%	02/15/2030		750,000	955,805
Wal-Mart Stores, Inc., Note 4.125%	02/15/2011		250,000	250,715

				3,833,153

Telephone Systems—1.7%
Alltel Corporation, Senior Note 7.000%	07/01/2012		250,000	285,631
AT&T Wireless Services, Inc., Senior Note 7.875%	03/01/2011		750,000	889,740
BellSouth Corporation, Note 6.875%	10/15/2031		350,000	383,421
BellSouth Corporation, Note 6.000%	10/15/2011		250,000	272,627
British Telecommunications PLC, Note (United Kingdom) 8.875%	12/15/2030		150,000	197,644
British Telecommunications PLC, Note (United Kingdom) 8.375%	12/15/2010		500,000	603,678
British Telecommunications PLC, Note (United Kingdom) 7.875%	12/15/2005		350,000	370,833
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands) 8.750%	06/15/2030		250,000	324,102
Deutsche Telekom International Finance BV, Note (Netherlands) 8.500%	06/15/2010		700,000	839,984
France Telecom SA, Note (France) 9.500%	03/01/2031		250,000	332,435
France Telecom SA, Note (France) 8.750%	03/01/2011		100,000	119,860
France Telecom SA, Note (France) 8.200%	03/01/2006		200,000	213,721
GTE Corporation, Note 7.510%	04/01/2009		200,000	227,220
Pacific Bell Corporation, Note 7.125%	03/15/2026		250,000	277,978
Royal KPN NV, Note (Netherlands) 8.000%	10/01/2010		350,000	416,718
Sprint Capital Corporation, Note 8.375%	03/15/2012		350,000	424,505
Sprint Capital Corporation, Note 6.875%	11/15/2028		350,000	368,215
Sprint Capital Corporation, Note 6.125%	11/15/2008		500,000	540,181
Telecom Italia Capital, Ser. B, Guaranteed Global Note 144A (Italy) 5.250%	11/15/2013	*	350,000	357,246
Telefonica Europe BV (Netherlands) 8.250%	09/15/2030		350,000	457,072
TELUS Corporation, Note (Canada) 7.500%	06/01/2007		500,000	548,611
Verizon Global Funding Corporation, Note 7.750%	12/01/2030		250,000	300,331
Verizon New York, Inc., Note, Class A 7.375%	04/01/2032		350,000	390,643
Verizon Pennsylvania, Inc., Note, Class A 5.650%	11/15/2011		$350,000	$370,013
Verizon Virginia, Inc., Note 4.625%	03/15/2013		250,000	244,542
Verizon Wireless Capital LLC, Note 5.375%	12/15/2006		350,000	366,552
Vodafone Group PLC, Note (United Kingdom) 7.750%	02/15/2010		550,000	645,902

				10,769,405

Transportation—0.5%
Burlington Northern Santa Fe Corporation Note 7.125%	12/15/2010		750,000	855,675
Canadian National Railway Company, Note (Canada) 6.450%	07/15/2006		600,000	633,829
CSX Corporation, Note 7.950%	05/01/2027		230,000	280,956
Norfolk Southern Corporation, Note 7.700%	05/15/2017		350,000	423,809
Union Pacific Corporation, Note, (MTN), (VRN) 6.790%	11/09/2007		750,000	817,502

				3,011,771

TOTAL CORPORATE OBLIGATIONS (Cost $133,455,654)				139,393,993

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.2%

U.S. Government Agencies—0.4%
Financing Corporation, Note
9.650%	11/02/2018		500,000	735,255
8.600%	09/26/2019		500,000	685,346
Tennessee Valley Authority 6.250%	12/15/2017		1,200,000	1,352,959

				2,773,560

U.S. Government Agencies—Mortgage Backed—44.6%
Federal Home Loan Bank
6.750%	08/15/2007		700,000	768,824
6.090%	06/02/2006		1,500,000	1,582,897
5.945%	07/28/2008		2,000,000	2,181,580
5.750%	05/15/2012		1,100,000	1,201,299
5.375%	05/15/2006		2,000,000	2,085,740
2.950%	09/14/2006		300,000	300,496
2.875%	09/15/2006	†	3,500,000	3,507,997
2.750%	03/14/2008		350,000	344,204
2.250%	05/15/2006		2,750,000	2,734,105
2.000%	02/27/2006		500,000	496,234
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027-10/01/2029		1,505,807	1,620,035
7.000%	02/01/2016-11/01/2033		4,067,953	4,324,448
6.875%	09/15/2010		1,000,000	1,151,863
6.750%	09/15/2029		70,000	83,351
6.500%	01/01/2017-08/01/2032		8,288,373	8,720,397
6.250%	07/15/2032		1,400,000	1,584,383
6.000%	11/01/2016-12/01/2033		18,582,245	19,248,552
5.750%	04/15/2008-01/15/2012		3,250,000	3,542,493
5.500%	07/15/2006-08/01/2034		14,264,511	14,578,757
5.000%	05/01/2018- 06/01/2034		34,740,917	34,725,307

48	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS— (Continued)

4.750%	10/11/2012		$1,000,000	$997,478
4.500%	07/01/2011- 04/01/2024		14,162,597	14,129,096
4.250%	05/04/2009		600,000	603,044
4.125%	09/01/2009		500,000	499,942
4.000%	04/01/2009		498,809	503,612
3.500%	09/15/2007- 05/01/2011		4,986,388	5,039,465
3.300%	09/14/2007		300,000	301,014
3.000%	09/29/2006		600,000	599,834
2.875%	09/15/2005- 05/15/2007	†	6,460,000	6,472,854
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		149,283	160,086
7.250%	01/15/2010		800,000	928,760
7.000%	03/01/2030- 02/01/2032		1,354,746	1,438,387
6.625%	11/15/2010		2,600,000	2,960,994
6.500%	02/01/2017- 11/01/2033		7,901,331	8,304,245
6.375%	06/15/2009		394,000	439,163
6.250%	05/15/2029		250,000	280,022
6.000%	05/15/2011- 09/01/2034		9,884,718	10,404,221
5.875%	02/02/2006		1,700,000	1,772,913
5.500%	03/15/2011- 06/01/2034		42,633,326	43,574,040
5.250%	01/15/2009		4,200,000	4,477,570
5.000%	03/01/2018- 06/01/2034		23,794,392	24,047,335
4.625%	10/15/2013		5,000,000	5,038,570
4.500%	08/01/2011- 06/01/2034		10,324,425	10,186,875
4.000%	07/01/2011- 12/01/2018		1,842,576	1,824,670
3.410%	08/30/2007		500,000	501,135
2.250%	02/28/2006- 05/15/2006		970,000	965,559
0.000%	06/01/2017		1,000,000	512,411
General National Mortgage Association
6.500%	03/15/2026		624,256	661,720
5.500%	05/15/2034		598,777	610,288
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		2,706,312	2,916,608
7.000%	09/15/2031		1,847,893	1,973,027
6.500%	02/15/2032- 10/15/2032		2,498,563	2,639,616
6.000%	02/15/2033- 12/15/2033		4,927,507	5,117,803
5.500%	05/15/2033- 08/15/2033		6,797,003	6,932,804
5.000%	05/15/2033- 06/15/2034		4,124,842	4,114,187

				276,712,310

U.S. Government Agency—Discount Notes—0.2%
Federal Home Loan Mortgage
4.875%	11/15/2013		1,000,000	1,026,246

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $278,400,981)				280,512,116

U.S. TREASURY OBLIGATIONS—23.5%

U.S. Treasury Bonds—8.0%
U.S. Treasury Bond
13.875%	05/15/2011		$600,000	$708,539
13.250%	05/15/2014		850,000	1,208,594
12.750%	11/15/2010		200,000	222,977
11.750%	11/15/2014		500,000	692,598
10.375%	11/15/2009- 11/15/2012		2,400,000	2,487,634
9.875%	11/15/2015		1,300,000	1,939,437
9.250%	02/15/2016		1,850,000	2,664,363
9.125%	05/15/2018		1,000,000	1,463,008
8.750%	05/15/2017	†	1,100,000	1,552,332
8.125%	08/15/2019	†	4,430,000	6,066,158
8.000%	11/15/2021		4,150,000	5,705,764
7.625%	02/15/2025		1,800,000	2,433,094
7.500%	11/15/2024	†	1,150,000	1,534,397
7.250%	05/15/2016		800,000	1,007,313
7.125%	02/15/2023		2,150,000	2,741,755
6.500%	11/15/2026		1,950,000	2,358,587
6.250%	05/15/2030		3,230,000	3,834,617
6.125%	11/15/2027		1,600,000	1,858,002
6.000%	02/15/2026	†	1,250,000	1,425,537
5.375%	02/15/2031	†	1,400,000	1,500,188
5.250%	02/15/2029	†	1,700,000	1,770,326
5.000%	08/15/2011	†	1,000,000	1,075,040
2.375%	08/15/2006		3,750,000	3,739,163

				49,989,423

U.S. Treasury Notes—15.5%
U.S. Treasury Note
7.000%	07/15/2006		1,400,000	1,509,376
6.125%	08/15/2007	†	5,300,000	5,776,793
6.000%	08/15/2009		4,700,000	5,255,559
5.750%	11/15/2005	†	6,350,000	6,597,059
5.625%	02/15/2006- 05/15/2008		6,900,000	7,462,516
5.500%	02/15/2008- 05/15/2009	†	4,000,000	4,367,032
4.750%	11/15/2008		900,000	954,282
4.625%	05/15/2006	†	4,650,000	4,812,206
4.375%	05/15/2007		8,200,000	8,529,607
4.250%	08/15/2013	†	2,950,000	2,995,058
4.000%	11/15/2012	†	1,150,000	1,155,931
3.875%	02/15/2013	†	7,060,000	7,018,085
3.625%	05/15/2013	†	3,910,000	3,815,613
3.500%	11/15/2006		3,750,000	3,816,945
3.375%	12/15/2008	†	8,200,000	8,254,136
3.125%	04/15/2009	†	6,420,000	6,378,623
3.000%	11/15/2007	†	1,500,000	1,504,865
2.500%	05/31/2006		450,000	450,334
1.875%	11/30/2005		15,500,000	15,437,039

				96,091,059

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $144,554,425)				146,080,482

See accompanying notes to schedule of investments.	49

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

MUNICIPAL OBLIGATIONS—0.3%

Financial Services—0.3%
Illinois State (Illinois) 5.100%	06/01/2033	$600,000	$571,518
New Jersey Economic Development Authority (New Jersey) 7.425%	02/15/2029	500,000	627,410
New Jersey State Turnpike Authority (New Jersey) 4.252%	01/01/2016	550,000	529,105
Oregon State (Oregon) 5.762%	06/01/2023	200,000	207,506

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,857,060)			1,935,539

SOVEREIGN DEBT OBLIGATIONS—2.1%

Government Issued—2.1%
British Columbia (Province of) (Canada) 6.500%	01/15/2026	150,000	173,504
Canadian Government (Canada) 5.250%	11/05/2008	250,000	267,733
Hydro Quebec (Canada) 6.300%	05/11/2011	350,000	392,717
Italian Republic (Italy) 6.875%	09/27/2023	250,000	296,891
Italian Republic (Italy) 6.000%	02/22/2011	1,550,000	1,709,673
Italian Republic (Italy) 4.375%	10/25/2006	750,000	771,925
Malaysia Government (Malaysia) 7.500%	07/15/2011	250,000	293,387
Manitoba Province (Cayman Islands) 4.250%	11/20/2006	750,000	773,266
New Brunswick Province (Canada) 3.500%	10/23/2007	150,000	151,531
Nova Scotia Province (Canada) 5.750%	02/27/2012	350,000	382,905
Ontario Province (Canada) 5.500%	10/01/2008	550,000	590,725
Ontario Province (Canada) 3.282%	03/28/2008	250,000	249,233
People’s Republic of China (China) 4.750%	10/29/2013	250,000	249,100
Quebec Province (Canada) 6.125%	01/22/2011	850,000	943,871
Quebec Province (Canada) 5.750%	02/15/2009	850,000	919,720
Region of Lombardy (Italy) 5.804%	10/25/2032	100,000	105,860
Republic of Chile (Chile) 5.500%	01/15/2013	150,000	156,675
Republic of Finland (Finland) 6.950%	02/15/2026	150,000	181,060
Republic of Korea (South Korea) 8.875%	04/15/2008	250,000	293,437
Republic of Poland (Poland) 5.250%	01/15/2014	200,000	207,300
Republic of South Africa (South Africa) 7.375%	04/25/2012	250,000	282,500
Saskatchewan Province (Canada) 7.375%	07/15/2013	230,000	280,031
State of Israel (Israel) 5.125%	03/01/2014	$250,000	$249,268
United Mexican States (Mexico) 9.875%	01/15/2007	150,000	170,813
United Mexican States (Mexico) 8.500%	02/01/2006	350,000	374,938
United Mexican States (Mexico) 8.300%	08/15/2031	250,000	285,000
United Mexican States (Mexico) 8.125%	12/30/2019	750,000	862,500
United Mexican States (Mexico) 6.375%	01/16/2013	1,150,000	1,213,825

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,362,532)			12,829,388

ASSET BACKED SECURITIES—4.4%

Airlines—0.1%
American Airlines, Inc., Ser. 1999-1, Class A2 7.024%	10/15/2009	157,000	154,378
Continental Airlines, Inc., Ser. 1998-1, Class 1A 6.648%	09/15/2017	634,366	594,187

			748,565

Banking—3.5%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3 5.118%	07/11/2043	500,000	520,506
Capital One Auto Finance Trust, Ser. 2020-B, Class A3A 2.710%	10/16/2006	1,274,788	1,278,398
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2 6.180%	08/15/2033	1,200,000	1,292,647
GE Capital Commercial Mortgage Corporation, Ser. 2001-A, Class A2 6.531%	05/15/2033	3,500,000	3,922,886
GMAC Commercial Mortgage Securities, Inc., Ser. 2000-C1, Class A2 7.724%	12/15/2009	1,707,000	1,983,680
Household Auto Receivables Trust, Ser. 2002-3, Class A4A 3.440%	05/18/2009	2,000,000	2,011,967
LB Commercial Mortgage Trust, Ser. 1991-C1, Class A2 6.780%	06/15/2031	6,000,000	6,657,913
Morgan Stanley Capital I, Ser. 1997-C1, Class B 7.690%	02/15/2020	1,000,000	1,077,116
Mortgage Capital Funding, Inc., Ser. 1998-MC2, Class A2 6.423%	06/18/2030	750,000	812,886
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C5, Class A2 3.989%	06/15/2035	750,000	718,471
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A4 5.012%	12/15/2035	750,000	766,453
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5 5.215%	01/15/2041	500,000	516,973

			21,559,896

50	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)

Electric Utilities—0.5%
Detroit Edison Securitization Funding LLC, Ser. 2001-1, Class A6 6.620%	03/01/2016		$2,700,000	$3,096,974

Financial Services—0.3%
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2 6.300%	11/11/2030		407,000	443,687
LB-UBS Commercial Mortgage Trust, Ser. 2002-C4, Class A5 4.853%	09/15/2031		1,500,000	1,532,019

				1,975,706

TOTAL ASSET BACKED SECURITIES (Cost $26,967,678)				27,381,141

CASH EQUIVALENTS—10.7%

U.S. Government Agencies—Mortgage Backed—0.3%
Federal National Mortgage Association 1.682%	10/12/2004	††	1,555,147	1,555,147

Institutional Money Market Funds—1.0%
BGI Institutional Fund 1.730%	10/01/2004	††	4,043,384	4,043,384
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	1,342,863	1,342,863
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	933,088	933,088

				6,319,335

Bank & Certificate Deposits/Offshore Time Deposits—6.8%
Bank of America 1.880%	12/23/2004	††	1,244,118	1,244,118
Bank of America 1.875%	10/19/2004	††	933,088	933,088
Bank of Montreal 1.760%	10/25/2004	††	188,123	188,123
Bank of Nova Scotia 1.770%	10/25/2004	††	311,029	311,029
Bank of Nova Scotia 1.760%	11/12/2004	††	933,088	933,088
Bank of Nova Scotia 1.750%	10/21/2004	††	933,088	933,088
BNP Paribas 1.800%	11/23/2004	††	3,110,295	3,110,295
BNP Paribas 1.750%	10/04/2004	††	3,110,295	3,110,295
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	1,244,118	1,244,118
Compass Securitization 1.662%	10/08/2004	††	2,172,904	2,172,904
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	3,110,295	3,110,295
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	622,059	622,059
Delaware Funding Corporation 1.753%	10/18/2004	††	$622,059	$622,059
Den Danske Bank 1.640%	10/08/2004	††	1,244,118	1,244,118
Dexia Group 1.505%	10/01/2004	††	311,029	311,029
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	306,245	306,245
Fortis Bank 1.620%	10/05/2004	††	311,029	311,029
General Electric Capital Corporation 1.763%	10/21/2004	††	929,543	929,543
General Electric Capital Corporation 1.753%	10/20/2004	††	1,550,278	1,550,278
General Electric Capital Corporation 1.623%	10/08/2004	††	1,866,176	1,866,176
Grampian Funding LLC 1.782%	10/19/2004	††	929,859	929,859
Greyhawk Funding 1.753%	10/18/2004	††	1,240,152	1,240,152
Liberty Street Funding Corporation 1.602%	10/01/2004	††	619,985	619,985
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	6,220,590	6,220,590
Prefco 1.772%	10/08/2004	††	619,306	619,306
Royal Bank of Canada 1.780%	11/10/2004	††	435,441	435,441
Royal Bank of Canada 1.750%	10/05/2004	††	1,461,839	1,461,839
Royal Bank of Scotland 1.670%	11/02/2004	††	93,309	93,309
Royal Bank of Scotland 1.650%	10/29/2004	††	435,441	435,441
Sheffield Receivables Corporation 1.622%	10/04/2004	††	2,177,206	2,177,206
Toronto Dominion Bank 1.710%	10/15/2004	††	3,110,295	3,110,295

				42,396,400

Floating Rate Instruments/Master Notes—2.6%
Bear Stearns & Company 2.010%	12/15/2004	††	622,059	622,059
Bear Stearns & Company 2.010%	06/05/2005	††	622,059	622,059
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	3,141,398	3,141,398
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	5,088,442	5,088,442
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	933,088	933,088
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	1,244,118	1,244,118
Morgan Stanley 1.955%	12/10/2004	††	2,177,206	2,177,206
Morgan Stanley 1.955%	03/16/2005	††	746,471	746,471
Morgan Stanley 1.955%	06/05/2005	††	1,555,147	1,555,147

				16,129,988

TOTAL CASH EQUIVALENTS (Cost $66,400,870)				66,400,870

See accompanying notes to schedule of investments.	51

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Core
Bond Index Fund	Face	Value

REPURCHASE AGREEMENTS—1.4%

IBT Repurchase Agreement dated 09/30/2004 due 10/01/2004, with a maturity value of $8,543,617 and an effective yield of 1.25% collateralized by a U.S. Government Agency Obligation with a rate of 3.91%, maturity date of 01/01/2033 and a market value of $8,970,486.	$8,543,320	$8,543,320

TOTAL INVESTMENTS—110.1%
(Cost $672,542,520)		683,076,849
Other assets less liabilities—(10.1%)		(62,922,006)

NET ASSETS—100.0%		$620,154,843

Legend to the Schedule of Investments:

FRN	Floating Rate Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
*

Security exempt from registration under Rule
144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified buyers.
from registration, normally to qualified buyers.
Investments.

52	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—99.1%

Advertising—0.2%
Interpublic Group, Inc.	*	13,428	$142,199
Monster Worldwide, Inc.	*	3,572	88,014
Omnicom Group		5,767	421,337

			651,550

Aerospace & Defense—1.4%
Goodrich Corporation		3,725	116,816
Boeing Company (The)		26,119	1,348,263
General Dynamics Corporation		6,261	639,248
Honeywell International, Inc.		26,896	964,491
Lockheed Martin Corporation		13,778	768,537
Northrop Grumman Corporation		11,198	597,189
Textron, Inc.	†	4,227	271,669

			4,706,213

Airlines—0.4%
Delta Airlines, Inc.	*†	3,912	12,870
FedEx Corporation		9,316	798,288
Southwest Airlines Company		24,725	336,754

			1,147,912

Apparel Retailers—0.5%
Gap, Inc. (The)	†	28,366	530,444
Kohl’s Corporation	*	10,536	507,730
Ltd. Brands		14,763	329,067
Nordstrom, Inc.		4,351	166,382

			1,533,623

Automotive—1.1%
Autonation, Inc.	*	8,609	147,042
Dana Corporation		4,708	83,285
Delphi Corporation		17,845	165,780
Ford Motor Company	†	57,278	804,756
General Motors Corporation	†	17,657	750,069
Genuine Parts Company		5,410	207,636
Goodyear Tire & Rubber
Company (The)	*†	5,556	59,671
Harley-Davidson, Inc.		9,104	541,142
ITT Industries, Inc.		2,921	233,651
Navistar International Corporation	*	2,176	80,925
Paccar, Inc.		5,372	371,313
Visteon Corporation	†	4,143	33,103

			3,478,373

Banking—11.8%
American Express Company		39,470	2,031,126
AmSouth Bancorp		11,018	268,839
BB&T Corporation		17,208	682,986
Bank of America Corporation		126,652	5,487,831
Bank of New York Company, Inc. (The)		24,395	711,602
Capital One Financial Corporation		7,462	551,442
Citigroup, Inc.		161,290	7,116,115
Comerica, Inc.		5,263	312,359
Fifth Third Bancorp	†	17,819	877,051
Capital One Financial Corporation		3,674	159,305
Golden West Financial Corporation		4,711	522,685
Huntington Bancshares, Inc.	†	7,147	178,032
JP Morgan Chase & Company		110,905	$4,406,256
KeyCorp		12,773	403,627
M&T Bank Corporation		3,697	353,803
MBNA Corporation		39,609	998,147
Marshall & IIsley Corporation	*†	7,069	284,881
Mellon Financial Corporation		13,012	360,302
National City Corporation		20,551	793,680
North Fork Bancorp, Inc.	†	5,302	235,674
Northern Trust Corporation		6,877	280,582
PNC Financial Services Group, Inc.		8,880	480,408
Providian Financial Corporation	*†	9,193	142,859
Regions Financial Corporation		14,562	481,420
SLM Corporation	†	13,476	601,030
SouthTrust Corporation		10,408	433,597
Sovereign Bancorp, Inc.	†	10,500	229,110
State Street Corporation		10,482	447,686
Suntrust Banks, Inc.	†	8,755	616,440
Synovus Financial Corporation		9,554	249,837
U.S. Bancorp		58,473	1,689,870
Wachovia Corporation		40,768	1,914,058
Washington Mutual, Inc.		27,088	1,058,599
Wells Fargo & Company		52,578	3,135,226
Zions Bancorp		2,846	173,720

			38,670,185

Beverages, Food & Tobacco—4.9%
Adolph Coors Company
Class B	†	1,153	78,312
Altria Group, Inc.		63,887	3,005,244
Anheuser-Busch
Companies, Inc.		24,880	1,242,756
Archer-Daniels-Midland Company		20,379	346,035
Brown-Forman Corporation Class B		3,843	176,009
Campbell Soup Company		12,893	338,957
Coca-Cola Company (The)		75,548	3,025,697
Coca-Cola Enterprises, Inc.		14,503	274,107
ConAgra Foods, Inc.		16,601	426,812
General Mills, Inc.		11,922	535,298
H.J. Heinz Company		10,943	394,167
Hershey Foods Corporation		7,602	355,089
Kellogg Company		12,755	544,128
McCormick & Company, Inc.		4,395	150,924
Pepsi Bottling Group, Inc.		7,922	215,082
Pepsico, Inc.		52,742	2,565,898
R.J. Reynolds Tobacco Holding, Inc.		4,580	311,623
Safeway, Inc.	*	13,907	268,544
Sara Lee Corporation	†	24,524	560,619
Supervalu, Inc.		4,247	117,005
Sysco Corporation		19,793	592,207
UST, Inc.		5,151	207,379
WM Wrigley Jr. Company		6,916	437,852

			16,169,744

Building Materials—1.3%
Home Depot, Inc.		68,356	2,679,555
Louisiana-Pacific Corporation	†	3,355	87,062
Lowe’s Companies, Inc.	†	24,190	1,314,726
Vulcan Materials Company		3,221	164,110

			4,245,453

See accompanying notes to schedule of investments.	53

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint 500
Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Chemicals—1.4%
Air Products & Chemicals, Inc.		7,096	$385,880
Avery Dennison Corporation		3,499	230,164
Cooper Tire & Rubber Company		2,340	47,198
Dow Chemical Company (The)		29,188	1,318,714
Eastman Chemical Company	†	2,451	116,545
EI Du Pont de Nemours & Company		30,993	1,326,500
Great Lakes Chemical Corporation	†	1,603	41,037
Hercules, Inc.	*	3,515	50,089
International Flavors & Fragrances, Inc.		2,965	113,263
Monsanto Company		8,297	302,177
PPG Industries, Inc.		5,381	329,748
Praxair, Inc.		10,096	431,503

			4,692,818

Commercial Services—1.1%
Allied Waste Industries, Inc.	*	10,137	89,712
Apollo Group, Inc. Class A	*	5,934	435,378
Cendant Corporation		33,082	714,571
Cintas Corporation		5,408	227,352
Convergys Corporation	*	4,528	60,811
Equifax, Inc.		4,405	116,116
Fluor Corporation	*†	2,599	115,707
H&R Block, Inc.		5,116	252,833
Moody’s Corporation		4,611	337,756
Paychex, Inc.		11,838	356,916
Robert Half International, Inc.		5,423	139,751
RR Donnelley & Sons Company		6,781	212,381
Ryder System, Inc.	†	2,030	95,491
Waste Management, Inc.		17,915	489,796

			3,644,571

Communications—1.6%
ADC Telecommunications, Inc.	*	25,498	46,151
Andrew Corporation	*	4,865	59,548
Avaya, Inc.	*	13,597	189,542
Ciena Corporation	*	15,008	29,716
Comverse Technology, Inc.	*	6,104	114,938
Corning, Inc.	*	43,710	484,307
Lucent Technologies, Inc.	*†	132,779	420,909
Motorola, Inc.		73,367	1,323,541
Network Appliance, Inc.	*†	11,224	258,152
Qualcomm, Inc.		50,668	1,978,079
Scientific-Atlanta, Inc.		4,807	124,597
Tellabs, Inc.	*†	13,208	121,382

			5,150,862

Computer Software & Processing—6.1%
Adobe Systems, Inc.		7,409	366,523
Affiliated Computer Services, Inc. Class A	*	3,980	221,567
Autodesk, Inc.		3,533	171,810
Automatic Data Processing, Inc.		18,124	748,884
BMC Software, Inc.	*	7,266	114,875
Citrix Systems, Inc.	*	5,196	91,034
Computer Associates International, Inc.		18,038	474,399
Computer Sciences Corporation	*	5,832	$274,687
Compuware Corporation	*	12,167	62,660
Deluxe Corporation	†	1,601	65,673
Electronic Arts, Inc.	*	9,382	431,478
Electronic Data Systems Corporation		16,012	310,473
First Data Corporation		26,695	1,161,232
Fiserv, Inc.	*	6,138	213,971
IMS Health, Inc.		7,482	178,969
Intuit, Inc.	*	5,986	271,764
Mercury Interactive Corporation	*†	2,850	99,408
Microsoft Corporation		338,529	9,360,327
NCR Corporation	*†	2,995	148,522
Novell, Inc.	*	11,821	74,591
Nvidia Corporation	*	5,134	74,546
Oracle Corporation	*	160,996	1,816,035
Parametric Technology Corporation	*	8,439	44,558
Peoplesoft, Inc.	*	11,171	221,744
Siebel Systems, Inc.	*	16,000	120,640
Sun Microsystems, Inc.	*	102,536	414,245
Sungard Data Systems, Inc.	*	9,196	218,589
Symantec Corporation	*	9,744	534,751
Unisys Corporation	*	10,465	107,999
Veritas Software Corporation	*	13,639	242,774
Yahoo!, Inc.	*	42,288	1,433,986

			20,072,714

Computers & Information—5.4%
3M Company		24,373	1,949,109
Apple Computer, Inc.	*	12,177	471,859
Cisco Systems, Inc.	*	210,528	3,810,557
Dell, Inc.	*	77,738	2,767,473
EMC Corporation	*	75,095	866,596
Gateway, Inc.	*	10,279	50,881
Hewlett-Packard Company		94,033	1,763,119
International Business Machines Corporation		52,158	4,472,027
International Game Technology		10,862	390,489
Jabil Circuit, Inc.	*	6,424	147,752
Lexmark International, Inc.	*	4,068	341,753
Pitney Bowes, Inc.		7,296	321,754
Solectron Corporation	*	29,567	146,357
Symbol Technologies, Inc.		7,303	92,310

			17,592,036

Containers & Packaging—0.1%
Ball Corporation		3,568	133,550
Sealed Air Corporation	*	2,691	124,728

			258,278

Cosmetics & Personal Care—2.4%
Alberto Culver Company Class B		2,792	121,396
Avon Products, Inc.		14,618	638,514
Clorox Company		6,683	356,204
Colgate-Palmolive Company		16,612	750,530
Ecolab, Inc.	†	8,060	253,406
Gillette Company (The)		31,057	1,296,319
Procter & Gamble Company		79,152	4,283,706

			7,700,075

Diversified—3.4%
General Electric Company		328,736	11,038,955

54	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint 500
Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Electric Utilities—2.8%
AES Corporation (The)	*	19,614	$195,944
Allegheny Energy, Inc.	*†	4,024	64,223
Ameren Corporation	†	5,945	274,362
American Electric Power Company, Inc.		12,209	390,200
CMS Energy Corporation	*	5,099	48,542
Calpine Corporation	*†	13,075	37,917
Centerpoint Energy, Inc.		9,695	100,440
Cinergy Corporation		5,638	223,265
Consolidated Edison, Inc.	†	7,439	312,736
Constellation Energy Group, Inc.		5,597	222,984
DTE Energy Company		5,330	224,873
Dominion Resources, Inc.		10,202	665,680
Duke Energy Corporation		29,336	671,501
Edison International		10,318	273,530
Entergy Corporation		7,145	433,058
Exelon Corporation	†	20,400	748,476
FPL Group, Inc.	†	5,724	391,064
FirstEnergy Corporation		10,244	420,824
KeySpan Corporation		5,036	197,411
NiSource, Inc.		8,413	176,757
PG&E Corporation	*	12,482	379,453
PPL Corporation		5,914	279,023
Pinnacle West Capital Corporation		2,891	119,976
Progress Energy, Inc.	†	7,759	328,516
Public Service Enterprise Group, Inc.	†	7,446	317,200
Sempra Energy		7,063	255,610
Southern Company (The)	†	23,084	692,058
TXU Corporation	†	9,245	443,020
TECO Energy, Inc.	†	5,950	80,503
Xcel Energy, Inc.	†	12,731	220,501

			9,189,647

Electrical Equipment—0.3%
Cooper Industries Ltd. Class A		2,956	174,404
Emerson Electric Company		13,125	812,306

			986,710

Electronics—3.0%
Advanced Micro
Devices, Inc.	*†	11,136	144,768
Agilent Technologies, Inc.	*	14,956	322,601
Altera Corporation	*†	11,395	223,000
American Power Conversion Corporation	†	6,286	109,314
Analog Devices, Inc.		11,930	462,645
Applied Micro Circuits Corporation	*	9,726	30,442
Broadcom Corporation Class A	*	10,188	278,031
Intel Corporation		199,737	4,006,724
JDS Uniphase Corporation	*	45,346	152,816
LSI Logic Corporation	*	12,007	51,750
Linear Technology Corporation		9,592	347,614
Maxim Integrated Products, Inc.		10,205	431,569
Micron Technology, Inc.	*†	19,238	231,433
Molex, Inc.		5,928	176,773
National Semiconductor Corporation	*	11,338	175,626
Novellus Systems, Inc.	*	4,373	$116,278
PMC-Sierra, Inc.	*†	5,469	48,182
Power-One, Inc.	*	2,640	17,107
QLogic Corporation	*	2,992	88,593
Raytheon Company		14,179	538,518
Rockwell Collins, Inc.		5,606	208,207
Sanmina-SCI Corporation	*†	16,779	118,292
Teradyne, Inc.	*	6,358	85,197
Texas Instruments, Inc.		53,662	1,141,927
Xilinx, Inc.		10,839	292,653

			9,800,060

Entertainment & Leisure—1.5%
Eastman Kodak Company	†	8,976	289,207
Harrah’s Entertainment, Inc.	†	3,497	185,271
Hasbro, Inc.		5,527	103,908
Mattel, Inc.		12,914	234,131
Time Warner, Inc.	*	142,371	2,297,868
Walt Disney Company		63,866	1,440,178
Xerox Corporation	*†	26,277	369,980

			4,920,543

Financial Services—3.3%
Bear Stearns Companies, Inc. (The)	†	3,184	306,205
Charles Schwab Corporation (The)		42,454	390,152
Countrywide Financial Corporation		17,400	685,386
E*Trade Financial Corporation	*	11,500	131,330
Federal Home Loan Mortgage Corporation		21,360	1,393,526
Federal National Mortgage Association		30,139	1,910,813
Federated Investors, Inc. Class B	†	3,440	97,834
Franklin Resources, Inc.		7,747	431,973
Goldman Sachs Group, Inc.		15,073	1,405,407
Janus Capital Group, Inc.	†	7,623	103,749
Lehman Brothers Holdings, Inc.		8,498	677,461
Merrill Lynch & Company, Inc.		29,253	1,454,459
Morgan Stanley		34,165	1,684,334
T. Rowe Price Group, Inc.		3,942	200,805

			10,873,434

Food Retailers—0.4%
Albertson’s, Inc.		11,517	275,602
Kroger Company	*	22,795	353,778
Starbucks Corporation	*	12,485	567,568
Winn-Dixie Stores, Inc.	†	4,488	13,868

			1,210,816

Forest Products & Paper—0.9%
Bemis Company		3,365	89,442
Boise Cascade Corporation	†	2,737	91,087
Georgia-Pacific Corporation		8,048	289,326
International Paper Company		15,213	614,757
Kimberly Clark Corporation		15,374	993,007
MeadWestvaco Corporation		6,252	199,439
Pactiv Corporation	*	4,478	104,113
Temple-Inland, Inc.		1,719	115,431
Weyerhaeuser Company		7,390	491,287

			2,987,889

See accompanying notes to schedule of investments.	55

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint 500
Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Health Care Providers—1.0%
Caremark Rx, Inc.	*	14,600	$468,222
Express Scripts, Inc.	*†	2,487	162,501
HCA, Inc.		14,901	568,473
Health Management Associates, Inc. Class A	†	7,595	155,166
Manor Care, Inc.		2,822	84,547
Tenet Healthcare Corporation	*†	14,819	159,897
UnitedHealth Group, Inc.		20,662	1,523,616

			3,122,422

Heavy Construction—0.1%
Centex Corporation	†	3,736	188,519

Heavy Machinery—2.0%
American Standard Companies, Inc.	*	6,615	257,390
Applied Materials, Inc.	*	53,163	876,658
Baker Hughes, Inc.		10,503	459,191
Black & Decker Corporation	†	2,461	190,580
Caterpillar, Inc.		10,695	860,413
Cummins, Inc.	†	1,339	98,939
Deere & Company		7,799	503,425
Dover Corporation		6,414	249,312
Eaton Corporation		4,713	298,851
Ingersoll-Rand Company Class A		5,323	361,804
Pall Corporation	†	3,958	96,892
Parker Hannifin Corporation		3,755	221,019
Rockwell Automation, Inc.		5,803	224,576
Stanley Works (The)	†	2,567	109,175
United Technologies Corporation		15,893	1,484,088
W.W. Grainger, Inc.		2,889	166,551

			6,458,864

Home Construction, Furnishings & Appliances—0.5%
Johnson Controls, Inc.		5,919	336,258
KB Home	†	1,468	124,031
Leggett & Platt, Inc.		6,076	170,736
Masco Corporation		13,567	468,469
Maytag Corporation	†	2,488	45,705
Pulte Homes, Inc.		3,929	241,123
Whirlpool Corporation	†	2,005	120,480

			1,506,802

Household Products—0.5%
Fortune Brands, Inc.		4,419	327,404
Illinois Tool Works, Inc.		9,407	876,450
Newell Rubbermaid, Inc.	†	8,690	174,148
Rohm & Haas Company		7,051	302,981
Snap-On, Inc.		1,846	50,876

			1,731,859

Industrial—Diversified—0.6%
Tyco International Ltd.	†	62,521	1,916,894

Insurance—5.3%
ACE Ltd. (Bermuda)		8,736	349,964
Aflac, Inc.		15,740	617,165
Aetna, Inc.		4,832	482,862
Allstate Corporation (The)		21,578	1,035,528
AMBAC Financial Group, Inc.		3,384	$270,551
American International Group, Inc.		81,122	5,515,485
Anthem, Inc.	*†	4,348	379,363
AON Corporation		9,930	285,388
Chubb Corporation		5,886	413,668
Cigna Corporation		4,279	297,947
Cincinnati Financial Corporation		5,315	219,084
Hartford Financial Services Group, Inc.		9,158	567,155
Humana, Inc.	*	5,100	101,898
Jefferson Pilot Corporation	†	4,267	211,899
Lincoln National Corporation		5,387	253,189
Loews Corporation		5,773	337,720
MBIA, Inc.		4,364	254,028
MGIC Investment Corporation		3,117	207,436
Marsh & McLennan Companies, Inc.		16,291	745,476
Metlife, Inc.		23,272	899,463
Principal Financial Group		9,826	353,441
Progressive Corporation (The)		6,740	571,215
Prudential Financial, Inc.		16,216	762,801
Safeco Corporation	†	3,918	178,857
St. Paul Travelers Companies		20,967	693,169
Torchmark Corporation		3,284	174,643
UnumProvident Corporation	†	9,377	147,125
WellPoint Health Networks	*	4,911	516,097
XL Capital Ltd. Class A (Bermuda)	†	4,346	321,561

			17,164,178

Lodging—0.3%
Hilton Hotels Corporation		11,912	224,422
Marriott International, Inc. Class A		7,093	368,552
Starwood Hotels & Resorts Worldwide, Inc.		6,403	297,227

			890,201

Media—Broadcasting & Publishing—2.1%
Clear Channel Communications, Inc.		18,372	572,655
Comcast Corporation Class A	*	69,566	1,964,544
Dow Jones & Company, Inc.	†	2,582	104,855
Gannett Company, Inc.		8,253	691,271
Knight-Ridder, Inc.		2,330	152,498
McGraw-Hill Companies, Inc. (The)		5,967	475,510
Meredith Corporation		1,589	81,643
New York Times Company Class A	†	4,417	172,705
Tribune Company		9,888	406,891
Univision Communications, Inc. Class A	*	10,111	319,609
Viacom, Inc. Class B		54,021	1,812,945

			6,755,126

Medical Supplies—4.2%
Allergan, Inc.		4,130	299,631
Applera Corp.		5,986	112,956
Bausch & Lomb, Inc.		1,661	110,373
Baxter International, Inc.		19,224	618,244
Becton, Dickinson & Company	†	7,740	400,158
Biomet, Inc.		7,995	374,806
Boston Scientific Corporation	*	26,340	1,046,488

56	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint 500
Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)

C.R. Bard, Inc.		3,184	$180,310
Fisher Scientific International	*†	3,600	209,988
Guidant Corporation		9,847	650,296
Johnson & Johnson		92,417	5,205,850
Kla-Tencor Corporation	*†	6,165	255,724
Medtronic, Inc.		37,661	1,954,606
Millipore Corporation	*†	1,546	73,976
PerkinElmer, Inc.		4,019	69,207
Quest Diagnostics, Inc.	†	3,162	278,952
St. Jude Medical, Inc.	*	5,463	411,200
Stryker Corporation		12,392	595,807
Tektronix, Inc.		2,676	88,977
Thermo Electron Corporation	*	5,157	139,342
Waters Corporation	*	3,586	158,143
Zimmer Holdings, Inc.	*	7,657	605,209

			13,840,243

Metals—0.9%
Alcoa, Inc.		26,951	905,284
Allegheny Technologies, Inc.		2,556	46,647
Crane Company		1,883	54,456
Danaher Corporation	†	9,504	487,365
Engelhard Corporation		3,972	112,606
Newmont Mining Corporation	†	13,882	632,047
Nucor Corporation	†	2,480	226,598
Phelps Dodge Corporation	†	2,910	267,807
United States Steel Corporation	†	3,516	132,272
Worthington Industries, Inc.		2,728	58,243

			2,923,325

Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	†	5,578	225,909

Oil & Gas—7.2%
Amerada Hess Corporation		2,847	253,383
Anadarko Petroleum Corporation		7,844	520,528
Apache Corporation		10,263	514,279
Ashland, Inc.		2,173	121,862
BJ Services Company	†	4,913	257,490
Burlington Resources, Inc.		12,182	497,026
ChevronTexaco Corporation		66,328	3,557,834
ConocoPhillips		21,417	1,774,398
Devon Energy Corporation		7,563	537,049
Dynegy, Inc. Class A	*†	11,945	59,606
EOG Resources, Inc.		3,645	240,023
EL Paso Corporation		19,255	176,953
Exxon Mobil Corporation		202,552	9,789,338
Halliburton Company		13,873	467,381
Kerr-McGee Corporation		4,694	268,732
Kinder Morgan, Inc.		3,903	245,186
Marathon Oil Corporation		10,654	439,797
Nabors Industries Ltd.	*	4,542	215,064
Nicor, Inc.	†	1,395	51,197
Noble Corporation	*	4,237	190,453
Occidental Petroleum Corporation		12,294	687,603
Peoples Energy Corporation		1,166	48,599
Rowan Companies, Inc.	*	3,489	92,110
Schlumberger Ltd.		18,368	1,236,350
Sunoco, Inc.		2,347	173,631
Transocean, Inc.	*	10,031	$358,909
Unocal Corporation		8,199	352,557
Valero Energy Corporation		4,000	320,840
Williams Companies, Inc.		16,112	194,955

			23,643,133

Pharmaceuticals—7.4%
Abbott Laboratories		48,603	2,058,823
AmerisourceBergen Corporation	†	3,544	190,348
Amgen, Inc.	*	39,416	2,234,099
Biogen Idec, Inc.	*	10,474	640,695
Bristol-Myers Squibb Company		60,437	1,430,544
Cardinal Health, Inc.		13,510	591,333
Chiron Corporation	*†	5,844	258,305
Eli Lilly & Company		35,197	2,113,580
Forest Laboratories, Inc.	*	11,427	513,986
Genzyme Corporation	*	6,997	380,707
Gilead Sciences, Inc.	*	13,400	500,892
Hospira, Inc.	*	4,680	143,208
King Pharmaceuticals, Inc.	*	7,638	91,198
McKesson Corporation		9,227	236,673
Medco Health Solutions, Inc.	*	8,558	264,442
MedImmune, Inc.	*	7,840	185,808
Merck & Company, Inc.		69,076	2,279,508
Mylan Laboratories	†	8,000	144,000
Pfizer, Inc.		235,095	7,193,907
Schering-Plough Corporation		46,131	879,257
Sigma Aldrich Corporation		2,196	127,368
Watson Pharmaceuticals, Inc.	*	3,419	100,724
Wyeth		41,471	1,551,015

			24,110,420

Real Estate—0.4%
Apartment Investment & Management Company REIT Class A		2,984	103,784
Equity Office Properties Trust REIT		12,340	336,265
Equity Residential REIT		8,722	270,382
Plum Creek Timber Company, Inc. REIT		5,794	202,964
Prologis REIT		5,698	200,798
Simon Property Group, Inc. REIT		6,558	351,706

			1,465,899

Restaurants—0.5%
Darden Restaurants, Inc.		4,732	110,350
McDonald’s Corporation		38,990	1,092,890
Wendy’s International, Inc.		3,708	124,589
Yum! Brands, Inc.		9,114	370,575

			1,698,404

Retailers—5.1%
Autozone, Inc.	*	2,611	201,700
Bed Bath & Beyond, Inc.	*	9,377	347,980
Best Buy Company, Inc.	†	10,047	544,949
Big Lots, Inc.	*	3,704	45,300
CVS Corporation		12,307	518,494
Circuit City Stores, Inc.	†	5,896	90,445
Costco Wholesale Corporation		14,494	602,371
Dillard’s, Inc. Class A		2,636	52,035
Dollar General Corporation		9,870	198,881
eBay, Inc.	*	20,585	1,892,585
Family Dollar Stores, Inc.		5,061	137,153

See accompanying notes to schedule of investments.	57

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Federated Department Stores		5,475	$248,729
JC Penney Company, Inc. (Holding Company)		9,044	319,072
May Department Stores Company (The)		9,139	234,233
Office Depot, Inc.	*	10,114	152,013
RadioShack Corporation		4,698	134,551
Sears Roebuck & Company	†	6,538	260,539
Sherwin-Williams Company (The)		4,515	198,479
Staples, Inc.		15,578	464,536
TJX Companies, Inc.		15,438	340,254
Target Corporation		28,111	1,272,023
Tiffany & Company	†	4,643	142,726
Toys R US, Inc.	*	6,762	119,958
Walgreen Company		31,754	1,137,746
Wal-Mart Stores, Inc.		132,091	7,027,241

			16,683,993

Telecommunications—0.0%
Citizens Communications Company		10,409	139,377

Telephone Systems—3.6%
Alltel Corporation		9,682	531,639
AT&T Corporation		24,910	356,711
AT&T Wireless Services, Inc.	*	84,799	1,253,329
BellSouth Corporation		56,900	1,543,128
CenturyTel, Inc.		4,207	144,048
Nextel Communications, Inc. Class A	*	34,438	821,002
Qwest Communications International, Inc.	*†	56,985	189,760
SBC Communications, Inc.		103,175	2,677,391
Sprint Corp.-FON Group		45,467	915,251
Verizon Communications, Inc.		86,194	3,394,320

			11,826,579

Textiles, Clothing & Fabrics—0.4%
Coach, Inc.	*	5,740	243,491
Jones Apparel Group, Inc.		4,000	143,200
Liz Claiborne, Inc.		3,456	130,360
Nike, Inc. Class B		8,170	643,796
Reebok International Ltd.		1,864	68,446
VF Corporation		3,422	169,218

			1,398,511

Transportation—1.6%
Brunswick Corporation		2,897	132,567
Burlington Northern Santa Fe Corporation		11,656	446,541
CSX Corporation		6,778	225,030
Carnival Corporation		19,606	927,168
Norfolk Southern Corporation		12,264	364,731
Sabre Holdings Corporation		3,944	96,746
Union Pacific Corporation		8,080	473,488
United Parcel Service, Inc. Class B		35,010	2,657,959

			5,324,230

TOTAL COMMON STOCKS
(Cost $181,995,213)			323,737,349

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
1.650%	12/23/2004	**
(Cost $199,239)			$200,000	$199,239

CASH EQUIVALENTS—7.3%

U.S. Government Agencies—Mortgage Backed—0.2%
Federal National Mortgage Association
1.682%	10/12/2004	††	558,413	558,413

Institutional Money Market Funds—0.7%
BGI Institutional Fund
1.728%	10/01/2004	††	1,451,875	1,451,875
Merrill Lynch Premier Institutional Fund
1.642%	10/01/2004	††	482,188	482,188
Merrimac Cash Fund-Premium Class
1.472%	10/01/2004	††	335,048	335,048

				2,269,111

Bank & Certificate Deposits/Offshore
Time Deposits—4.6%
Bank of America
1.880%	12/23/2004	††	446,731	446,731
Bank of America
1.875%	10/19/2004	††	335,048	335,048
Bank of Montreal
1.760%	10/25/2004	††	67,549	67,549
Bank of Nova Scotia
1.770%	10/25/2004	††	111,683	111,683
Bank of Nova Scotia
1.760%	11/12/2004	††	335,048	335,048
Bank of Nova Scotia
1.750%	10/21/2004	††	335,048	335,048
BNP Paribas
1.800%	11/23/2004	††	1,116,827	1,116,827
BNP Paribas
1.750%	10/04/2004	††	1,116,827	1,116,827
Canadian Imperial Bank of Commerce
2.005%	11/04/2004	††	446,731	446,731
Compass Securitization
1.662%	10/08/2004	††	780,234	780,234
Credit Suisse First Boston Corporation
1.915%	10/01/2004	††	1,116,827	1,116,827
Credit Suisse First Boston Corporation
1.708%	09/09/2005	††	223,365	223,365
Delaware Funding Corporation
1.753%	10/18/2004	††	223,365	223,365
Den Danske Bank
1.640%	10/08/2004	††	446,731	446,731
Dexia Group
1.505%	10/01/2004	††	111,683	111,683
Falcon Asset Securitization Corporation
1.755%	11/10/2004	††	109,965	109,965
Fortis Bank
1.620%	10/05/2004	††	111,683	111,683
General Electric Capital Corporation
1.763%	10/21/2004	††	333,775	333,775
General Electric Capital Corporation
1.753%	10/20/2004	††	556,665	556,665
General Electric Capital Corporation
1.623%	10/08/2004	††	670,096	670,096
Grampian Funding LLC
1.782%	10/19/2004	††	333,888	333,888

58	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
September 30, 2004 (Unaudited)

Vantagepoint 500 Stock Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Greyhawk Funding
1.753%	10/18/2004	††	$445,307	$445,307
Liberty Street Funding Corporation
1.602%	10/01/2004	††	222,621	222,621
Merrill Lynch & Company, Inc.
1.915%	10/01/2004	††	2,233,653	2,233,653
Prefco
1.772%	10/08/2004	††	222,377	222,377
Royal Bank of Canada
1.780%	11/10/2004	††	156,356	156,356
Royal Bank of Canada
1.750%	10/05/2004	††	524,909	524,909
Royal Bank of Scotland
1.670%	11/02/2004	††	33,505	33,505
Royal Bank of Scotland
1.650%	10/29/2004	††	156,356	156,356
Sheffield Receivables Corporation
1.622%	10/04/2004	††	781,779	781,779
Toronto Dominion Bank
1.710%	10/15/2004	††	1,116,827	1,116,827

				15,223,459

Floating Rate Instruments/Master Notes—1.8%
Bear Stearns & Company
2.010%	12/15/2004	††	223,365	223,365
Bear Stearns & Company
2.010%	06/05/2005	††	223,365	223,365
Goldman Sachs Group, Inc.
1.935%	10/18/2004	††	1,127,995	1,127,995
Goldman Sachs Group, Inc.
1.910%	10/01/2004	††	1,827,128	1,827,128
Goldman Sachs Group, Inc.
1.870%	10/01/2004	††	335,048	335,048
Goldman Sachs Group, Inc.
1.850%	10/29/2004	††	446,731	446,731
Morgan Stanley
1.955%	12/10/2004	††	781,779	781,779
Morgan Stanley
1.955%	03/16/2005	††	268,038	268,038
Morgan Stanley
1.955%	06/05/2005	††	558,413	558,413

				5,791,862

TOTAL CASH EQUIVALENTS
(Cost $23,842,845)				23,842,845

REPURCHASE AGREEMENTS—0.1%

IBT Repurchase Agreement dated 09/30/2004 due 10/01/2004, with a maturity value of $405,867 and an effective yield of 1.25% collateralized by a U.S. Government Obligation with a rate of 6.892%, maturity date of 12/01/2025 and a market value of $426,149.			$405,853	$405,853

TOTAL INVESTMENTS—106.6%
(Cost $206,443,151)				348,185,286
Other assets less liabilities—(6.6%)				(21,428,924

NET ASSETS—100.0%				$326,756,362

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security has been pledged as collateral for futures contracts
††	Represents collateral received from securities lending transactions

See accompanying notes to schedule of investments.	59

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—98.4%

Advertising—0.2%
24/7 Real Media, Inc.	*	273	$1,046
Aquantive, Inc.	*	2,027	19,561
Catalina Marketing Corporation	†	2,131	49,183
Digital Impact, Inc.	*	1,751	2,451
DoubleClick, Inc.	*	5,228	30,897
Getty Images, Inc.	*†	2,442	135,043
Grey Global Group, Inc.		27	26,865
Interpublic Group, Inc.	*	17,203	182,180
Jupitermedia Corporation	*	1,450	25,810
Lamar Advertising Company	*†	3,294	137,063
Modem Media, Inc.	*	1,000	5,380
Monster Worldwide, Inc.	*	4,681	115,340
Obie Media Corporation	*	1,115	7,560
Omnicom Group		7,585	554,160
Valueclick, Inc.	*	4,058	38,308

			1,330,847

Aerospace & Defense—1.2%
AAR Corporation	*	1,489	18,538
Alliant Techsystems, Inc.	*†	1,550	93,775
Armor Holdings, Inc.	*	1,500	62,415
Goodrich Corporation		4,882	153,100
Boeing Company (The)		31,909	1,647,143
Fairchild Corporation (The) Class A	*	3,265	12,995
Gencorp, Inc.		1,629	22,073
General Dynamics Corporation		8,205	837,730
Heico Corporation		705	12,464
Heico Corporation Class A		878	11,835
Honeywell International, Inc.		35,071	1,257,646
Kreisler Manufacturing Corporation	*	1,250	8,875
Lockheed Martin Corporation		18,010	1,004,598
Northrop Grumman Corporation		14,800	789,284
Orbital Sciences Corporation	*	2,123	24,245
Sequa Corporation Class A	*	510	26,627
Textron, Inc.		5,643	362,676
Transtechnology Corporation	*	1,266	10,723
Triumph Group, Inc.	*	822	27,808

			6,384,550

Airlines—0.4%
AMR Corporation	*†	6,672	48,906
Air T, Inc.	†	1,352	32,069
Airnet Systems, Inc.	*	2,609	11,219
Airtran Holdings, Inc.	*	3,168	31,553
Alaska Air Group, Inc.	*	1,343	33,280
America West Holdings Corporation Class B	*†	1,389	7,501
Continental Airlines, Inc.
Class B	*†	2,723	23,200
Delta Airlines, Inc.	*†	5,127	16,868
ExpressJet Holdings, Inc.	*	2,636	26,386
FedEx Corporation		12,078	1,034,964
FLYi, Inc.	*	1,711	6,690
Frontier Airlines, Inc.	*	1,369	10,514
JetBlue Airways Corporation	*†	4,276	89,454
Mesa Air Group, Inc.	*†	847	4,320
Midwest Air Group, Inc.	*	915	2,699
Northwest Airlines Corporation Class A	*†	3,564	$29,260
Offshore Logistics, Inc.	*	982	33,800
Petroleum Helicopters	*	774	17,392
Skywest, Inc.		2,390	35,969
Southwest Airlines Company		30,863	420,354
World Airways, Inc.	*†	2,821	17,716

			1,934,114

Apparel Retailers—0.6%
Abercrombie & Fitch Company Class A		3,982	125,433
Aeropostale, Inc.	*	2,403	62,959
American Eagle Outfitters, Inc.		2,912	107,307
AnnTaylor Stores Corporation	*	2,733	63,952
Bebe Stores, Inc.	†	1,818	38,396
Big Dog Holdings, Inc.	*	1,620	11,048
Buckle, Inc. (The)		1,115	30,629
Burlington Coat Factory Warehouse Corporation		1,977	41,972
Carter’s, Inc.	*†	738	20,435
Casual Male Retail Group, Inc.	*	1,930	10,113
Cato Corporation Class A		1,174	26,121
Charlotte Russe Holding, Inc.	*	1,100	12,628
Charming Shoppes, Inc.	*	3,138	22,343
Chico’s FAS, Inc.	*†	3,618	123,736
Children’s Place	*	1,144	27,353
Christopher & Banks Corporation		1,528	24,463
Claire’s Stores, Inc.		3,855	96,529
Dress Barn, Inc.	*	950	16,577
Finish Line Class A		802	24,798
Gap, Inc. (The)	†	36,172	676,416
Goody’s Family Clothing, Inc.		1,745	14,693
HOT Topic, Inc.	*†	1,824	31,081
JOS A. Bank Clothiers, Inc.	*†	462	12,788
Kohl’s Corporation	*	13,608	655,770
Ltd. Brands		19,243	428,926
Nordstrom, Inc.		5,702	218,044
Pacific Sunwear of California, Inc.	*	3,025	63,676
Payless Shoesource, Inc.	*	2,964	30,025
Ross Stores, Inc.	†	6,350	148,844
Stage Stores, Inc.	*	994	34,015
Talbots, Inc.		2,475	61,355
Too, Inc.	*†	1,485	26,834
Urban Outfitters, Inc.	*	3,706	127,486
Wet Seal, Inc. (The) Class A	*†	1,246	2,068
Wilsons The Leather Experts, Inc.	*†	819	4,242

			3,423,055

Automotive—1.1%
A.O. Smith Corporation		1,341	32,649
Adesa, Inc.	*	7,529	123,701
Aftermarket Technology Corporation	*	603	7,586
American Axle & Manufacturing Holdings, Inc.		2,113	61,826
America’s Car Mart, Inc.	*	236	7,965
Amerigon, Inc.	*	2,107	7,733
ArvinMeritor, Inc.		2,791	52,331
Asbury Automotive Group, Inc.	*	1,342	18,117
Autonation, Inc.	*	11,412	194,917

60	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

BorgWarner, Inc.		2,274	$98,441
Carmax, Inc.	*†	4,258	91,760
Clarcor, Inc.		1,177	56,108
Coachmen Industries, Inc.		705	11,125
Copart, Inc.	*	3,582	67,807
Dana Corporation		6,169	109,130
Delphi Corporation		23,254	216,030
Dura Automotive Systems, Inc.	*	599	4,247
Federal Signal Corporation	†	2,159	40,114
Ford Motor Company	†	74,379	1,045,025
General Motors Corporation	†	22,770	967,270
Genuine Parts Company		6,520	250,238
Goodyear Tire & Rubber Company (The)	*†	7,281	78,198
Group 1 Automotive, Inc.	*	1,068	29,135
Harley-Davidson, Inc.		12,173	723,563
Harsco Corporation		1,823	81,853
ITT Industries, Inc.		3,528	282,205
Jarden Corporation	*	1,181	43,095
JLG Industries, Inc.		1,781	29,921
Keystone Automotive Industries, Inc.	*	1,743	38,346
Lear Corporation		2,741	149,247
Lithia Motors, Inc. Class A		862	18,326
Monaco Coach Corporation		1,376	29,790
Navistar International Corporation	*	2,851	106,029
Oshkosh Truck Corporation		1,434	81,824
Paccar, Inc.		6,862	474,301
PEP Boys—Manny Moe & Jack		2,200	30,800
Sonic Automotive, Inc.		1,649	33,062
Sports Resorts International, Inc.	*	4,374	16,009
Strattec Security Corporation	*	123	7,658
Superior Industries International, Inc.	†	1,102	33,005
TBC Corporation	*	774	17,291
Tenneco Automotive, Inc.	*	1,600	20,960
Titan International, Inc.	†	1,085	10,416
TransPro, Inc.	*	1,955	10,156
TRW Automotive Holdings Corporation	*	900	16,965
United Auto Group, Inc.		1,777	44,585
Visteon Corporation	†	5,429	43,378
Wabash National Corporation	*†	1,395	38,321
Winnebago Industries, Inc.		1,432	49,604

			6,002,163

Banking—11.4%
1st Source Corporation		1,073	27,512
Advanta Corporation Class A		1,446	32,969
Alabama National Bancorp		575	34,425
Alliance Bankshares Corporation	*	647	9,834
AMB Financial Corporation		1,125	16,380
Amcore Financial, Inc.		1,313	37,263
American Express Company		50,575	2,602,589
American Pacific Bank Class B	*	2,310	22,938
AmeriCredit Corporation	*	6,437	134,405
AmSouth Bancorp		14,570	355,508
Anchor Bancorp Wisconsin, Inc.		1,411	36,545
Associated Banc Corporation		5,110	163,878
Astoria Financial Corporation		3,114	$110,516
BB&T Corporation		22,354	887,230
Banc Corporation	*	895	6,265
BancFirst Corporation		321	20,583
Bancorpsouth, Inc.		3,611	83,017
BancTrust Financial Group, Inc.		1,600	30,080
Bank Mutual Corporation		3,756	45,072
Bank of America Corporation		165,510	7,171,548
Bank of Hawaii Corporation		2,494	117,841
Bank of New York Company, Inc. (The)		31,399	915,909
BankAtlantic Bancorp, Inc. Class A		2,210	40,487
Banknorth Group, Inc.		6,800	238,000
Bankunited Financial Corporation Class A	*†	793	23,116
Bay View Capital Corporation		277	4,559
Blue River Bancshares, Inc.	*	2,545	13,743
BOK Financial Corporation	*	1,765	78,737
Boston Private Financial Holdings, Inc.		1,297	32,373
Bostonfed Bancorp, Inc.		946	40,555
Brookline Bancorp, Inc.		3,765	58,998
Bryn Mawr Bank Corporation	†	1,058	21,245
Capital Bank Corporation		1,282	20,550
Capital City Bank Group, Inc.		891	34,491
Capital Crossing Bank	*	1,680	42,739
Capital One Financial Corporation		9,282	685,940
Capitol Federal Financial		2,115	68,061
Cardinal Financial Corporation	*	1,142	10,746
Cascade Bancorp		1,753	34,008
Cascade Financial Corporation		851	14,212
Cathay General Bancorp		2,082	77,430
Central Pacific Financial Corporation		929	25,566
CFS Bancorp, Inc.		1,873	26,035
Charter Financial Corporation		350	11,875
Chemical Financial Corporation		1,479	54,013
Chester Valley Bancorp		771	15,298
Chittenden Corporation		2,222	60,550
CIT Group, Inc.		8,482	317,142
Citigroup, Inc.		209,165	9,228,360
Citizens Banking Corporation		2,069	67,387
Citizens First Financial Corporation		761	18,644
City Bank, Lynnwood, WA		1,097	38,373
City Holding Company		250	8,222
City National Corporation		2,199	142,825
Coastal Financial Corporation		1,468	21,213
CoBiz, Inc.		1,063	17,571
Colonial BancGroup, Inc. (The)		5,643	115,399
Comerica, Inc.		6,877	408,150
Commerce Bancorp, Inc.	†	3,157	174,266
Commerce Bancshares, Inc.		3,118	149,945
Commercial Capital Bancorp, Inc.		1,127	25,572
Commercial Federal Corporation		1,850	49,913
Community Bank System, Inc.		1,402	35,232
Community First Bankshares, Inc.		2,141	68,640
Community Trust Bancorp, Inc.		605	18,803
Compass Bancshares, Inc.		4,769	208,978
CompuCredit Corporation	*	1,983	36,923

See accompanying notes to schedule of investments.	61

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Corus Bankshares, Inc.		1,651	$71,208
Cullen/Frost Bankers, Inc.		2,502	116,268
CVB Financial Corporation		2,377	52,817
Dime Community Bancshares		1,638	27,518
Downey Financial Corporation		1,038	57,048
Eastern Virginia Bankshares, Inc.		700	16,275
East-West Bancorp, Inc.		2,200	73,898
Euronet Worldwide, Inc.	*	1,056	19,768
Farmers Capital Bank Corporation		1,113	38,176
Fidelity Bankshares, Inc.		1,509	56,120
Fidelity Southern Corporation		1,381	21,046
Fifth Third Bancorp	†	23,113	1,137,622
Financial Federal Corporation	*	1,009	37,817
Financial Institutions, Inc.		749	16,785
First Bancorp North Carolina		429	14,466
First Bancorp Puerto Rico		1,623	78,391
First Charter Corporation		843	20,375
First Citizens BancShares, Inc. Class A		454	53,572
First Commonwealth Financial Corporation		5,133	69,860
First Community Bancorp		894	36,654
First Financial Bancorp		1,895	32,367
First Financial Bankshares, Inc.		250	10,040
First Financial Service Corporation		303	7,683
First Horizon National Corporation		4,707	204,096
First Merchants Corporation		874	21,545
First Midwest Bancorp, Inc.		2,002	69,189
First National Bankshares of Florida, Inc.	†	2,441	59,927
First Niagara Financial Group, Inc.		4,550	60,879
First Oak Brook Bancshares Class A		771	23,778
First of Long Island Corporation (The)		493	21,041
First Republic Bank		891	40,986
FirstBank NW Corporation		199	5,697
FirstFed Financial Corporation	*	922	45,067
FirstMerit Corporation		3,895	102,458
Flagstar Bancorp, Inc.		2,110	44,901
FMS Financial Corporation		500	8,015
FNB Corporation		2,304	50,988
Fremont General Corporation		2,929	67,806
Frontier Financial Corporation		1,002	35,371
Fulton Financial Corporation		4,978	106,529
Glacier Bancorp, Inc.		945	27,556
Gold Banc Corporation, Inc.		1,334	17,996
Golden West Financial Corporation		6,105	677,350
Greater Bay Bancorp		2,213	63,624
Greenpoint Financial Corporation		5,323	247,040
Hallwood Group, Inc.	*	100	8,400
Hancock Holding Company		1,752	55,696
Harbor Florida Bancshares, Inc.		2,091	65,030
Harleysville National Corporation		1,099	26,936
Harrington West Financial Group, Inc.		1,171	20,656
Heritage Financial Corporation		317	6,530
Hibernia Corporation Class A		5,830	$153,970
Home City Financial Corporation		434	7,163
Home Financial Bancorp		1,122	6,956
Horizon Financial Services Corporation		450	7,200
Hudson City Bancorp, Inc.		5,324	190,280
Hudson River Bancorp, Inc.		1,717	32,589
Hudson United Bancorp		2,196	80,923
Huntington Bancshares, Inc.	†	9,498	236,595
Independence Community Bank Corporation		2,216	86,535
Independent Bank Corporation (Massachusetts)		874	27,015
Independent Bank Corporation (Michigan)		1,886	50,922
IndyMac Bancorp, Inc.		2,523	91,333
Integra Bank Corporation		848	18,402
International Bancshares Corporation		2,363	86,840
Investors Financial Services Corporation		2,840	128,169
Irwin Financial Corporation		1,296	33,463
JP Morgan Chase & Company		144,836	5,754,334
KeyCorp		17,394	549,650
KNBT Bancorp, Inc.		1,002	16,874
M&T Bank Corporation		4,975	476,107
MBNA Corporation		52,220	1,315,944
MAF Bancorp, Inc.		1,245	53,697
Main Street Banks, Inc.	†	500	15,300
Marshall & IIsley Corporation		9,395	378,618
Matrix Bancorp, Inc.	*	973	12,357
MB Financial, Inc.		760	30,126
MCG Capital Corporation		2,000	34,720
Medallion Financial Corporation		958	8,670
Mellon Financial Corporation		17,152	474,939
Mercantile Bankshares Corporation		3,471	166,469
Merchants Bancshares, Inc.		571	16,416
Metris Companies, Inc.	*	2,254	22,044
Midsouth Bancorp, Inc.		291	9,559
MidWestOne Financial Group, Inc.		582	10,709
Mitcham Industries, Inc.	*	1,100	6,772
NASB Financial, Inc.		528	20,814
National City Corporation		26,434	1,020,881
National Commerce Financial Corporation		8,068	276,006
National Penn Bancshares, Inc.		1,043	33,345
NBT Bancorp, Inc.		1,000	23,430
Nelnet, Inc. Class A	*	481	10,765
Netbank, Inc.		2,850	28,528
New York Community Bancorp, Inc.		10,860	223,064
NewAlliance Bancshares, Inc.	†	4,600	66,010
North Fork Bancorp, Inc.	†	7,335	326,041
Northern States Financial Corporation		772	21,492
Northern Trust Corporation		8,643	352,634
Northwest Bancorp, Inc.		2,048	46,428
NSD Bancorp, Inc.		578	13,814
Ocwen Financial Corporation	*†	3,358	30,726
Old National Bancorp		3,383	84,034
PNC Financial Services Group, Inc.		11,106	600,835
Pacific Capital Bancorp		1,724	50,996
Pacific Premier Bancorp, Inc.	*	976	11,546
Park National Corporation		694	88,298

62	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Parkvale Financial Corporation		616	$16,632
Peoples Bancorp, Inc.		814	21,424
People’s Bank		4,006	143,134
Peoples Financial Corporation		883	15,695
PFF Bancorp, Inc.		731	27,975
Popular, Inc. (Puerto Rico)		10,296	270,785
Premier Community Bankshares, Inc.		933	16,934
Provident Bankshares Corporation		1,369	45,930
Provident Financial Services, Inc.		943	16,267
Providian Financial Corporation	*	12,047	187,210
R&G Financial Corporation Class B (Puerto Rico)		1,555	60,101
Regions Financial Corporation		17,765	587,311
Republic Bancorp, Inc.		3,103	47,786
Republic Bancorp, Inc. Class A		1,386	32,155
Riggs National Corporation		1,485	32,967
Royal Bancshares of Pennsylvania Class A		808	19,610
S&T Bancorp, Inc.		1,868	66,706
Sandy Spring Bancorp, Inc.		344	11,249
Santander Bancorp (Puerto Rico)		2,280	57,000
Shore Bancshares, Inc.		551	16,012
Silicon Valley Bancshares	*	1,437	53,413
Simmons First National Corporation Class A		911	23,303
Sky Financial Group, Inc.		4,278	106,950
SLM Corporation	†	18,209	812,121
South Financial Group, Inc. (The)	†	2,799	78,932
SouthFirst Bancshares, Inc.		400	6,160
SouthTrust Corporation		13,070	544,496
Southwest Bancorp of Texas, Inc.		3,298	66,422
Sovereign Bancorp, Inc.	†	13,327	290,795
State Street Corporation		13,468	575,218
Sterling Bancorp, NY		1,172	31,703
Sterling Bancshares, Inc.		1,615	21,722
Sterling Financial Corporation (Pennsylvania)		1,246	33,443
Sterling Financial Corporation (Washington)	*	1,509	53,177
Student Loan Corporation		807	114,392
Suffolk Bancorp		1,100	33,187
Suntrust Banks, Inc.	†	11,382	801,407
Susquehanna Bancshares, Inc.		2,932	72,127
Synovus Financial Corporation		12,520	327,398
TCF Financial Corporation		6,104	184,890
Texas Regional Bancshares, Inc. Class A		2,100	65,289
Tompkins Trustco, Inc.		550	25,459
Trustco Bank Corporation		3,435	44,037
Trustmark Corporation		2,435	75,680
U.S. Bancorp		76,334	2,206,053
UCBH Holdings, Inc.		1,826	71,342
UMB Financial Corporation		995	47,432
Umpqua Holdings Corporation		1,151	25,967
UnionBanCal Corporation		6,077	359,819
United Bankshares, Inc.		2,134	73,943
United Community Banks, Inc.		2,188	53,103
United Tennessee Bankshares, Inc.		550	10,736
Unizan Financial Corporation		1,593	43,983
Valley National Bancorp		4,674	$119,374
W Holding Company, Inc. (Puerto Rico)		5,265	100,035
WFS Financial, Inc.		882	41,057
Wachovia Corporation		53,632	2,518,022
Warwick Community Bancorp, Inc.		1,321	43,699
Washington Federal, Inc.		3,072	77,261
Washington Mutual, Inc.		36,220	1,415,478
Washington Trust Bancorp, Inc.		500	13,075
Waypoint Financial Corporation		2,182	60,158
Webster Financial Corporation		2,393	118,190
Wells Fargo & Company		68,712	4,097,297
Wesbanco, Inc.		1,699	49,407
Westamerica Bancorporation		1,628	89,361
Westcorp		2,052	87,251
Westfield Financial, Inc.		1,240	29,264
Whitney Holding Corporation		1,581	66,402
Wilmington Trust Corporation		3,204	116,017
Wintrust Financial Corporation		1,017	58,254
World Acceptance Corporation	*	639	14,857
Zions Bancorp		3,329	203,202

			62,264,043

Beverages, Food & Tobacco—4.3%
Adolph Coors Company Class B	†	1,211	82,251
Altria Group, Inc.		83,185	3,913,022
American Italian Pasta Company Class A	†	721	18,854
Anheuser-Busch Companies, Inc.		32,510	1,623,874
Archer-Daniels-Midland Company		25,537	433,618
Bridgford Foods Corporation		559	4,696
Brown-Forman Corporation Class B		4,537	207,795
Campbell Soup Company		17,026	447,614
Central European Distribution Corporation	*†	435	9,718
Chalone Wine Group Ltd. (The)	*	1,160	12,204
Chiquita Brands International, Inc.	*	2,150	37,431
Coca-Cola Bottling Company Consolidated		437	23,607
Coca-Cola Company (The)		97,829	3,918,051
Coca-Cola Enterprises, Inc.		17,975	339,727
ConAgra Foods, Inc.		21,479	552,225
Constellation Brands, Inc. Class A	*	4,048	154,067
Corn Products International, Inc.		1,582	72,930
Dean Foods Company	*	6,281	188,556
Del Monte Foods Company	*	8,204	86,060
Delta & Pine Land Company		1,668	44,619
Farmer Brothers Company		930	24,859
Flowers Foods, Inc.		1,840	47,564
Fresh Del Monte Produce, Inc. (Cayman Islands)		2,467	61,453
Gardenburger, Inc.	*	1,509	241
General Mills, Inc.	†	14,993	673,186
Green Mountain Coffee Roasters, Inc.	*	500	10,510
Griffin Land & Nurseries, Inc.	*	650	15,600
H.J. Heinz Company		14,002	504,352

See accompanying notes to schedule of investments.	63

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Hain Celestial Group, Inc.	*	1,426	$25,212
Hansen Natural Corporation	*	1,435	34,612
Hershey Foods Corporation		10,200	476,442
Hormel Foods Corporation		5,795	155,190
JM Smucker Company (The)		2,614	116,088
Kellogg Company		16,937	722,532
Kraft Foods, Inc. Class A	†	18,757	594,972
Lancaster Colony Corporation	†	1,389	58,567
Lance, Inc.		1,370	22,125
M&F Worldwide Corporation	*	780	10,148
Margo Caribe, Inc. (Puerto Rico)	*	1,058	4,576
McCormick & Company, Inc.		5,759	197,764
Northland Cranberries, Inc. Class A	*	266	206
Paradise, Inc.		276	5,927
Peet’s Coffee & Tea, Inc.	*†	637	14,899
Pepsi Bottling Group, Inc.	†	10,906	296,098
PepsiAmericas, Inc.		6,231	119,012
Pepsico, Inc.		69,439	3,378,207
Performance Food Group Company	*	1,907	45,196
Pilgrim’s Pride Corporation		2,476	67,050
Poore Brothers, Inc.	*	5,272	14,498
Ralcorp Holdings, Inc.	*	1,228	44,331
RJ Reynolds Tobacco Holding, Inc.		3,712	252,564
Robert Mondavi Corporation Class A	*	381	14,924
Safeway, Inc.	*	17,256	333,213
Sanderson Farms, Inc.		864	28,901
Sara Lee Corporation	†	32,793	749,648
Scheid Vineyards, Inc. Class A	*	1,626	8,454
Seaboard Corporation		83	48,634
Smart & Final, Inc.	*	1,915	32,095
Smithfield Foods, Inc.	*	4,682	117,050
Supervalu, Inc.		5,566	153,343
Sysco Corporation		26,855	803,502
Tootsie Roll Industries, Inc.		2,369	69,222
Topps Company, Inc. (The)		2,255	22,054
Tyson Foods, Inc. Class A	†	14,431	231,185
UST, Inc.		6,881	277,029
United Natural Foods, Inc.	*	1,912	50,859
Universal Corporation		1,078	48,122
Vector Group Ltd.		2,066	31,052
WM Wrigley Jr. Company		8,926	565,105

			23,749,292

Building Materials—1.3%
Amcol International Corporation		1,186	22,676
Andersons, Inc.		1,050	21,892
Carbo Ceramics, Inc.		758	54,682
Champion Enterprises, Inc.	*†	2,559	26,332
Chemed Corporation		581	32,385
Chindex International, Inc.	*†	548	4,932
Comfort Systems USA, Inc.	*	2,179	14,381
Conceptus, Inc.	*†	1,047	9,706
Digi International, Inc.	*	1,976	22,586
Eagle Materials, Inc.		861	61,389
ElkCorp		938	26,039
EP Medsystems, Inc.	*	5,240	12,995
Florida Rock Industries, Inc.		1,798	88,084
Home Depot, Inc.		90,314	3,540,309
Ikon Office Solutions, Inc.		5,770	69,355
Imagistics International, Inc.	*	962	$32,323
Ingram Micro, Inc. Class A	*	6,500	104,650
Insight Enterprises, Inc.	*	2,054	34,589
Integrated Electrical Services, Inc.	*	1,846	8,879
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	6,100
Lafarge North America, Inc.		2,576	120,789
Louisiana-Pacific Corporation		4,396	114,076
Lowe’s Companies, Inc.		32,030	1,740,830
Med-Design Corporation	*	1,163	1,128
Microtek Medical Holdings, Inc.	*	1,250	3,950
Neoforma, Inc.	*†	885	8,239
Noland Company	†	181	7,774
Nyer Medical Group, Inc.	*	2,532	5,069
Owens & Minor, Inc.		1,623	41,224
PSS World Medical, Inc.	*	3,574	35,883
Patterson Cos., Inc.	*	2,773	212,301
Performance Technologies, Inc.	*	793	5,012
Precis, Inc.	*	3,538	10,472
Programmers Paradise, Inc.		1,787	19,979
Quanta Services, Inc.	*†	4,702	28,447
Rock of Ages Corporation		1,387	10,541
Tech Data Corporation	*†	2,057	79,297
USG Corporation	*†	1,674	30,517
Vulcan Materials Company		4,221	215,060

			6,884,872

Chemicals—1.5%
A. Schulman, Inc.		1,444	31,826
AEP Industries, Inc.	*	372	3,988
Air Products & Chemicals, Inc.		9,030	491,051
Airgas, Inc.		3,075	74,015
Albemarle Corporation		1,856	65,127
Applied Films Corporation	*	564	10,158
Arch Chemicals, Inc.		1,211	34,574
Atlantis Plastics, Inc. Class A	*	417	6,263
Avery Dennison Corporation	†	4,185	275,289
Cabot Corporation		2,693	103,869
Cabot Microelectronics Corporation	*†	1,049	38,026
Church & Dwight, Inc.		2,569	72,086
Cooper Tire & Rubber Company		3,066	61,841
Crompton Corporation		4,203	39,886
Cytec Industries, Inc.		1,644	80,474
Dow Chemical Company (The)		38,198	1,725,786
Eastman Chemical Company	†	3,211	152,683
EI Du Pont de Nemours & Company		40,562	1,736,054
Empire Financial Holding Company	*	1,550	1,038
FMC Corporation	*	1,668	81,015
Female Health Company (The)	*	4,531	6,796
Flamemaster Corporation		900	2,722
Foamex International, Inc.	*	1,061	3,894
Georgia Gulf Corporation		1,268	56,540
Great Lakes Chemical Corporation	†	2,101	53,786
HB Fuller Company		1,285	35,209
Hercules, Inc.	*	4,606	65,635
IMC Global, Inc.	*	4,509	78,412
International Flavors & Fragrances, Inc.		3,885	148,407

64	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

International Smart Sourcing, Inc.	*	1,795	$6,372
Landec Corporation	*	986	7,395
LSB Industries, Inc.	*	1,411	13,094
Lubrizol Corporation		1,819	62,937
Lyondell Chemical Company	†	7,573	170,090
MacDermid, Inc.		1,456	42,166
Millennium Chemicals, Inc.	*	2,732	57,946
Minerals Technologies, Inc.		868	51,090
Mississippi Chemical Corporation	*	1,288	97
Monsanto Company		10,873	395,995
Myers Industries, Inc.		1,716	18,790
NL Industries, Inc.		2,111	38,652
NuCo2, Inc.	*	1,261	24,552
Olin Corporation		2,796	55,920
OM Group, Inc.	*	1,147	41,934
Omnova Solutions, Inc.	*	6,478	39,062
PPG Industries, Inc.		7,052	432,147
Penford Corporation		785	13,667
Pharmos Corporation	*	6,875	19,800
PolyOne Corporation	*	2,862	21,522
Praxair, Inc.		13,493	576,691
Scotts Company (The) Class A	*	1,431	91,799
Sensient Technologies Corporation		2,027	43,864
Spartech Corporation		1,451	36,420
Stepan Company		556	13,227
SurModics, Inc.	*†	675	16,031
Trex Company, Inc.	*	731	32,369
Tupperware Corporation		2,427	41,210
Unifi, Inc.	*	2,629	5,994
USEC, Inc.		2,637	27,346
Valhi, Inc.		2,811	42,249
Wellman, Inc.		1,509	12,796
West Pharmaceutical Services, Inc.		1,704	35,528

			8,025,202
Coal—0.1%
Arch Coal, Inc.		2,058	73,038
Consol Energy, Inc.	†	3,731	130,175
Peabody Energy Corporation		2,456	146,132 2

			349,345
Commercial Services—2.0%
aaiPharma, Inc.	*†	1,299	2,013
Aaron Rents, Inc.		1,939	42,193
ABM Industries, Inc.		2,291	46,164
Accelrys, Inc.	*	1,145	7,465
Administaff, Inc.	*	1,143	13,373
Advisory Board Company (The)	*	950	31,920
Advo, Inc.		1,276	39,479
Affymetrix, Inc.	*†	2,525	77,543
Akamai Technologies, Inc.	*†	5,664	79,579
Allied Waste Industries, Inc. *	*	13,285	117,572
Ambassadors International, Inc.		523	6,611
Amerco, Inc.	*	805	30,526
AMN Healthcare Services, Inc.	*†	1,507	18,009
Amylin Pharmaceuticals, Inc.	*	3,885	79,720
Angelica Corporation		510	12,689
Antigenics, Inc.	*†	1,707	$10,293
APAC Customer Services, Inc.	*	1,972	3,293
Apollo Group, Inc. Class A	*	7,318	536,922
Applera Corporation Celera Genomics Group	*	3,028	35,397
Ariad Pharmaceuticals, Inc.	*	1,662	11,119
Artemis International Solutions Corporation	*	555	1,249
Asset Acceptance Capital Corporation	*	27	458
Atrix Laboratories, Inc.	*	1,013	31,089
Axonyx, Inc.	*	2,772	15,662
BISYS Group, Inc. (The)	*	5,178	75,651
Bandag, Inc.	†	1,000	43,800
Barrett Business Services, Inc.	*	2,600	38,194
BearingPoint, Inc.	*	8,105	72,459
Bowne & Company, Inc.		1,575	20,459
Bright Horizons Family Solutions, Inc.	*	604	32,791
Brink’s Company (The)		2,360	71,201
Career Education Corporation	*†	4,167	118,468
CDI Corporation		1,131	23,185
Celgene Corporation	*	3,353	195,245
Cendant Corporation		41,143	888,689
Central Parking Corporation		1,898	25,092
Cenveo, Inc.	*	2,792	9,772
Charles Rive Associates, Inc.	*	986	37,754
Cintas Corporation		6,587	276,917
Ciphergen Biosystems, Inc.	*	1,500	5,850
Coinstar, Inc.	*	1,075	25,047
Consolidated Graphics, Inc.	*	776	32,514
Convergys Corporation	*	5,933	79,680
Corinthian Colleges, Inc.	*†	3,624	48,852
Corporate Executive Board Company		1,507	92,289
Courier Corporation		283	11,795
Critical Path, Inc.	*	623	405
CuraGen Corporation	*	1,768	9,724
CV Therapeutics, Inc.	*†	1,424	17,800
Cytyc Corporation	*†	4,240	102,396
DataTRAK International, Inc.	*	2,616	26,686
DeVry, Inc.	*	2,980	61,716
DiamondCluster International, Inc. Class A	*	1,431	17,458
Digitas, Inc.	*	2,191	16,936
Diversa Corporation	*	1,790	14,946
Dollar Thrifty Automotive Group, Inc.	*	1,057	25,717
Dun & Bradstreet Corpany	*	2,641	155,027
Duratek, Inc.	*	1,215	21,615
EGL, Inc.	*†	1,861	56,314
Edgewater Technology, Inc.	*	1,533	7,588
Education Management Corporation	*	3,086	82,211
eFunds Corporation	*	2,250	41,827
Ennis Business Forms, Inc.		695	14,887
EntreMed, Inc.	*	1,390	2,405
EPIQ Systems, Inc.	*†	725	11,295
Equifax, Inc.		4,973	131,088
eResearch Technology, Inc.	*†	2,056	27,406
Exact Sciences Corporation	*	1,250	4,125
Exelixis, Inc.	*	2,695	21,722
Exult, Inc.	*	5,350	28,141
First Aviation Services, Inc.	*	1,818	8,163
First Consulting Group, Inc.	*	1,097	5,200

See accompanying notes to schedule of investments.	65

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Fluor Corporation	†	3,405	$151,591
Forrester Research, Inc.	*	963	14,676
FTI Consulting, Inc.	*	1,735	32,791
G&K Services, Inc. Class A		1,008	40,058
Gene Logic, Inc.	*	950	3,534
Genencor International, Inc	*	2,250	36,112
Gen-Probe, Inc.	*	1,849	73,720
Gevity HR, Inc.	†	964	14,826
Greg Manning Auctions, Inc.	*†	951	10,642
H&R Block, Inc.	†	6,899	340,949
Harris Interactive, Inc.	*	2,730	17,991
Healthcare Services Group, Inc.		1,660	29,814
Heidrick & Struggles International, Inc.	*	865	24,929
Hewitt Associates, Inc. Class A	*	1,247	32,996
Icos Corporation	*†	2,748	66,337
I-many, Inc.	*	951	922
Incyte Corporation	*†	3,102	29,872
Internet Capital Group, Inc.	*	49	317
iPayment, Inc.	*	691	27,751
IPIX Corporation	*†	1,024	7,516
Iron Mountain, Inc.	*	4,764	161,261
Isis Pharmaceuticals, Inc.	*†	2,216	10,858
ITT Educational Services, Inc.	*	1,873	67,522
Jacobs Engineering Group, Inc.	*	1,919	73,479
John H. Harland Company		1,281	40,159
Kelly Services, Inc. Class A		1,173	31,331
Kforce.com, Inc.	*	297	2,489
Korn Ferry International	*	1,624	29,606
Kosan Biosciences, Inc.	*	2,000	11,520
Labor Ready, Inc.	*	2,485	34,840
Landauer, Inc.		598	28,064
Laureate Education, Inc.	*	1,885	70,160
Learning Tree International, Inc.	*	766	10,801
LECG Corporation	*	73	1,234
Lexicon Genetics, Inc.	*†	2,343	15,440
LifeCell Corporation	*	1,119	11,190
Lionbridge Technologies, Inc.	*	1,165	10,007
Luminex Corporation	*	1,070	7,629
Management Network Group, Inc.	*	1,600	3,200
Manpower, Inc.		3,593	159,853
Maxim Pharmaceuticals, Inc.	*†	3,682	9,831
Maximus, Inc.	*	1,052	30,308
Maxygen, Inc.	*	1,231	12,175
Media Services Group, Inc.	*	469	5,417
Medical Staffing Network Holdings, Inc.	*	1,686	10,352
Memberworks, Inc.	*†	749	19,654
Midas, Inc.	*	1,277	20,687
Millennium Cell, Inc.	*	1,700	2,091
MoneyGram International, Inc.		3,750	64,050
Moody’s Corporation		5,874	430,270
MPS Group, Inc.	*	3,706	31,167
MPW Industrial Services Group, Inc.	*	547	1,266
MTC Technologies, Inc.	*	619	17,103
Myriad Genetics, Inc.	*	1,210	20,691
NCO Group, Inc.	*	1,314	35,412
National Processing, Inc.	*	2,279	$60,439
National Research Corporation	*	1,250	19,137
Navigant Consulting, Inc.	*	2,313	50,793
NDCHealth Corporation		1,464	23,497
NeoPharm, Inc.	*	964	8,252
NetRatings, Inc.	*	1,164	20,754
Neurogen Corporation	*	1,872	12,093
New Horizons Worldwide, Inc.	*	804	3,449
NexPrise, Inc.	*	1,729	2,161
Omnicell, Inc.	*	783	10,351
On Assignment, Inc.	*	1,243	5,519
Online Resources Corporation	*	700	4,970
Opsware, Inc.	*†	2,730	15,315
Oscient Pharmaceuticals Corporation	*†	1,510	5,360
Overland Storage, Inc.	*	481	6,729
Paychex, Inc.		15,045	453,607
PDI, Inc.	*	703	18,974
Pegasystems, Inc.	*	2,141	14,944
Perma-Fix Environmental Services	*	5,502	8,858
Per-Se Technologies, Inc.	*	1,329	18,234
Pfsweb, Inc.	*	5,683	8,524
Pharmaceutical Product Development, Inc.	*	2,368	85,248
Portfolio Recovery Associates, Inc.	*†	504	14,813
Possis Medical, Inc.	*†	1,278	20,013
Pre-Paid Legal Services, Inc.	*†	779	20,005
Presstek, Inc.	*	945	9,138
PRG-Schultz International, Inc.	*	1,911	10,969
Princeton Review, Inc.	*	818	6,135
ProsoftTraining	*	1,336	494
Ramtron International Corporation	*	1,920	5,530
RCM Technologies, Inc.	*	1,593	7,869
Regeneration Technologies, Inc.	*	807	6,472
Regis Corporation		1,818	73,120
Rent-A-Center, Inc.	*	3,377	87,329
Rent-Way, Inc.	*	1,060	7,261
Republic Services, Inc.		5,629	167,519
Res-Care, Inc.	*	1,222	14,481
Resources Connection, Inc.	*	1,030	38,913
Rewards Network, Inc.	*	1,127	7,517
Robert Half International, Inc.		7,107	183,147
Rollins, Inc.		2,374	57,664
RR Donnelley & Sons Company		8,887	278,341
Ryder System, Inc.	†	2,660	125,126
Savient Pharmaceuticals, Inc.	*	1,389	3,195
Sequenom, Inc.	*	1,843	1,751
Service Corporation International	*	11,775	73,123
ServiceMaster Company (The)		11,826	152,082
SFBC International, Inc.	*	576	15,155
Sitel Corporation	*	2,384	5,149
Sotheby’s Holdings, Inc. Class A	*	2,623	41,234
Sourcecorp, Inc.	*	748	16,561
Spherion Corporation	*	2,689	21,028
Standard Register Company (The)		1,650	17,325
Starcraft Corporation	*	706	5,288

66	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

StarTek, Inc.		994	$31,172
Stericycle, Inc.	*	1,569	72,017
Strayer Education, Inc.	†	551	63,371
SupportSoft, Inc.	*	1,562	15,214
Symyx Technologies, Inc.	*	1,374	32,358
Synagro Technologies, Inc.	*	3,224	10,059
Tejon Ranch Company	*	762	28,689
TeleTech Holdings, Inc.	*	2,738	25,847
Telik, Inc.	*	1,748	38,980
Tetra Tech, Inc.	*	2,114	26,784
Transkaryotic Therapies, Inc.	*	1,551	27,499
TRC Companies, Inc.	*	327	6,138
Trimeris, Inc.	*†	1,214	18,271
United Rentals, Inc.	*†	3,294	52,342
UnitedGlobalCom, Inc. Class A	*†	11,420	85,307
Universal Compression Holdings, Inc.	*	1,492	50,832
Universal Technical Institute, Inc.	*	418	12,615
URS Corporation	*	1,582	42,208
Valassis Communications, Inc.	*	2,236	66,141
Varsity Group, Inc.	*†	2,747	17,993
Viad Corporation		937	22,235
Volt Information Sciences, Inc.	*	833	23,965
Waste Connections, Inc.	*	1,575	49,896
Waste Industries USA, Inc.		1,296	14,658
Waste Management, Inc.		23,371	638,963
Watson Wyatt & Company Holdings		1,600	42,080
Weight Watchers International, Inc.	*†	4,026	156,289
Westaff, Inc.	*	942	2,939
Wind River Systems, Inc.	*	3,206	39,113
World Fuel Services Corporation		480	17,184
Xanser Corporation	*	1,100	2,695

			10,922,110

Communications—1.6%
ADC Telecommunications, Inc.	*	33,414	60,479
Ace*Comm Corporation	*	3,033	3,336
Advanced Fibre Communications, Inc.	*	3,641	57,892
Airnet Communications Corporation	*	1,319	422
AltiGen Communications, Inc.	*	4,109	10,314
American Tower Corporation Class A	*†	8,711	133,714
Anadigics, Inc.	*	957	3,225
Andrea Electronics Corporation	*	1,298	117
Andrew Corporation	*	6,376	78,042
Anixter International, Inc.	†	1,723	60,460
Applied Innovation, Inc.	*	500	1,455
Applied Signal Technology, Inc.		1,237	39,572
Arris Group, Inc.	*	2,896	15,117
Avaya, Inc.	*	17,294	241,078
Avici Systems, Inc.	*	711	4,422
Avistar Communications Corporation	*	774	697
Blonder Tongue Laboratories	*	2,285	$6,512
Brillian Corporation	*	180	797
CalAmp Corporation	*	550	3,916
Carrier Access Corporation	*	1,178	8,187
C-COR.net Corporation	*	1,547	13,072
Celeritek, Inc.		600	2,064
Centillium Communications, Inc.	*	1,588	3,779
Checkpoint Systems, Inc.	*	1,441	22,436
Ciena Corporation	*	19,667	38,941
Comtech Telecommunications	*	900	24,390
Comverse Technology, Inc.	*	7,999	150,621
Concord Communications, Inc.	*	822	7,336
Copper Mountain Networks, Inc.	*†	197	689
Corning, Inc.	*	55,183	611,428
Corvis Corporation	*	13,586	10,869
Crown Castle International Corporation	*	8,983	133,667
CT Communications, Inc.		214	2,951
Cubic Corporation		1,692	38,747
Digital Lightwave, Inc.	*	2,931	3,315
Ditech Communications Corporation	*	1,360	30,450
EndWave Corporation	*	911	11,788
Foundry Networks, Inc.	*	5,421	51,445
Glenayre Technologies, Inc.	*	2,143	3,857
Harmonic, Inc.	*	2,820	18,753
Harris Corporation		2,445	134,328
Hungarian Telephone & Cable Corporation	*	712	6,771
ID Systems, Inc.	*	2,016	28,363
Inet Technologies, Inc.	*	1,550	19,499
InterDigital Communications Corporation	*	2,803	45,745
International Electronics, Inc.	*	1,150	3,335
Inter-Tel, Inc.		1,334	28,841
InterVoice, Inc.	*	1,395	15,024
Intraware, Inc.	*	7,832	9,242
L-3 Communications Holdings, Inc.		3,924	262,908
Lifeline Systems, Inc.	*	1,214	29,646
Lucent Technologies, Inc.	*†	174,603	553,492
McData Corporation Class A	*	4,166	20,955
MDI, Inc.	*	271	255
Metro One Telecommunications	*	957	1,541
Mindspeed Technologies, Inc.	*	4,009	8,018
Motorola, Inc.		95,390	1,720,836
Network Appliance, Inc.	*†	14,316	329,268
NMS Communications Corporation	*	1,250	6,100
On2 Technologies, Inc.	*	4,620	3,049
Openwave Systems, Inc.	*	2,570	22,667
P-Com, Inc.	*	13	8
Peco II, Inc.	*	657	440
Plantronics, Inc.		1,826	78,956
Polycom, Inc.	*	4,177	82,788
Powerwave Technologies, Inc.	*†	2,064	12,714
PTEK Holdings, Inc.	*	2,174	18,631
Qualcomm, Inc.		65,598	2,560,946
Remec, Inc.	*	2,416	11,379
SBA Communications Corporation	*	1,350	9,450

See accompanying notes to schedule of investments.	67

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Scientific-Atlanta, Inc.		6,300	$163,296
SeaChange International, Inc.	*	958	15,318
Sirius Satellite Radio, Inc.	*†	47,469	151,901
Socket Communications, Inc.	*	1,300	3,094
Spectralink Corporation		1,133	10,763
Standard Microsystems Corporation	*	806	14,113
Stratex Networks, Inc.	*	2,680	6,003
Tekelec	*	2,569	42,851
Tellabs, Inc.	*	17,308	159,061
Terayon Corporation	*	2,830	6,000
Titan Corporation	*	3,313	46,283
Tollgrade Communications, Inc.	*	601	5,283
Tut Systems, Inc.	*	1,350	3,699
Ulticom, Inc.	*	1,583	23,381
Universal Security Instruments, Inc.	*	1,400	14,770
Utstarcom, Inc.	*	4,555	73,381
Verisity Ltd.	*	1,754	12,190
Verso Technologies, Inc.	*	8,092	7,687
Viasat, Inc.	*	1,190	23,919
Westell Technologies, Inc. Class A	*	1,821	9,415
XM Satellite Radio Holdings, Inc. Class A	*	7,421	230,199
Zhone Technologies, Inc.	*	3,915	12,019
Zix Corporation	*†	1,015	4,649
Zoom Telephonics, Inc.	*	2,711	11,169

			8,985,991

Computer Software & Processing—6.3%
3D Systems Corporation	*	1,158	13,896
Activision, Inc.	*	5,352	74,232
Actuate Corporation	*	2,084	7,357
Acxiom Corporation		3,451	81,927
Adobe Systems, Inc.		9,710	480,354
Advent Software, Inc.	*	1,451	24,420
Aether Systems, Inc.	*	1,368	4,542
Affiliated Computer Services, Inc. Class A	*	5,361	298,447
Agile Software Corporation	*	2,086	16,542
Alliance Data Systems Corporation	*	3,255	132,023
Alpha Technologies Group, Inc.	*	1,248	1,398
Altiris, Inc.	*	974	30,827
America Online Latin America, Inc.	*	4,698	2,067
American Access Technologies, Inc.	*	1,400	2,618
American Software, Inc. Class A		1,950	11,739
answerthink, Inc.	*	1,140	6,099
Ansys, Inc	*	599	29,788
Anteon International Corporation	*†	1,600	58,640
Applied Digital Solutions, Inc.	*	195	427
Applix, Inc.	*	6,240	27,456
Apropos Technology, Inc.	*	900	2,799
Arbitron, Inc.	*	1,298	47,520
Ariba, Inc.	*	2,075	19,380
Art Technology Group, Inc.	*	4,546	4,091
Ascential Software Corporation	*	2,417	32,557
Ask Jeeves, Inc.	*†	1,676	54,822
Aspect Communications Corporation	*	2,221	$22,055
Aspen Technology, Inc.	*	1,529	10,688
At Road, Inc.	*	1,947	8,216
Atari, Inc.	*	4,024	6,318
Audible, Inc.	*	1,213	21,749
Autobytel, Inc.	*†	1,384	12,414
Autodesk, Inc.	*†	4,629	225,108
Automatic Data Processing, Inc.		24,068	994,490
Avocent Corporation	*	2,007	52,242
Axeda Systems, Inc.	*	1,300	585
BEA Systems, Inc.	*	16,581	114,575
BMC Software, Inc.	*	9,391	148,472
Bankrate, Inc.	*	1,083	12,173
BindView Development Corporation	*	2,010	6,673
Blue Coat Systems, Inc.	*†	536	7,718
Blue Martini Software, Inc.	*	1,635	4,464
Borland Software Corporation	*	2,936	24,516
Brady Corporation Class A		1,201	58,573
Braun Consulting, Inc.	*	1,600	3,680
Bsquare Corporation	*	900	558
CMGI, Inc.	*	10,077	12,193
CNET Networks, Inc.	*†	5,501	50,334
CSG Systems International, Inc.	*	2,153	33,178
CACI International, Inc. Class A	*	1,198	63,230
Cadence Design Systems, Inc.	*†	10,745	140,115
Callidus Software, Inc.	*	172	703
Captaris, Inc.	*	1,164	4,959
Carreker Corporation	*	1,681	12,792
CCC Information Services Group, Inc.	*	884	15,638
Cellular Technical Services Company, Inc.	*	500	375
Ceridian Corporation	*†	6,177	113,719
Cerner Corporation	*†	1,522	65,842
Checkfree Corporation	*†	3,356	92,861
Choicepoint, Inc.	*	3,112	132,727
Chordiant Software, Inc.	*	4,648	13,526
Ciber, Inc.	*	2,444	18,379
Citrix Systems, Inc.	*	6,809	119,294
Clinical Data, Inc.		1,332	21,312
Cogent Communications Group, Inc.	*	1,900	646
Cognex Corporation		2,023	53,003
Cognizant Technology Solutions Corporation	*	5,276	160,971
Commerce One, Inc.	*	622	112
Computer Associates International, Inc.		23,231	610,975
Computer Horizons Corporation	*	1,347	5,833
Computer Sciences Corporation	*	7,274	342,605
Compuware Corporation	*	15,945	82,117
Concur Technologies, Inc.	*	2,083	21,851
Corillian Corporation	*	1,323	6,099
Corio, Inc.	*	5,732	8,942
CoStar Group, Inc.	*†	770	37,876
Covansys Corporation	*	1,477	17,045
Cybersource Corporation	*	1,281	6,187
DST Systems, Inc.	*	3,694	164,272
Daleen Technologies, Inc.	*	800	26
Deluxe Corporation	†	2,098	86,060

68	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Dendrite International, Inc.	*	1,587	$25,582
Digital Insight Corporation	*	1,463	19,941
Digital River, Inc.	*	1,627	48,452
Digital Video Systems, Inc.	*	3,838	2,414
DigitalNet Holdings, Inc.	*	22	665
DocuCorp International, Inc.	*	449	3,816
E.piphany, Inc.	*	2,634	10,615
Earthlink, Inc.	*	5,814	59,884
EasyLink Services Corporation Class A	*	233	275
ebix.com, Inc.	*	1,754	22,977
Echelon Corporation	*	1,769	13,940
Eclipsys Corporation	*†	1,846	28,798
eCollege.com, Inc.	*	635	6,128
Egain Communications Corporation	*	2,913	1,777
Electro Rent Corporation		950	10,488
Electronic Arts, Inc.	*	11,960	550,040
Electronic Data Systems Corporation		18,835	365,211
Electronics for Imaging	*	2,638	42,841
Embarcadero Technologies, Inc.	*	1,252	10,592
eMerge Interactive, Inc. Class A	*	3,367	2,896
Enterasys Networks, Inc.	*	7,461	11,938
Entrust Technologies, Inc.	*	2,200	5,566
Epicor Software Corporation	*	1,693	20,367
eSpeed, Inc. Class A	*	1,470	14,450
Evolving Systems, Inc.	*	1,054	3,266
F5 Networks, Inc.	*	1,332	40,573
Factset Research Systems, Inc.		1,460	70,372
Fair Isaac Corporation	†	3,039	88,739
FalconStor Software, Inc.	*†	1,373	10,229
Filenet Corporation	*	1,659	28,966
FindWhat.com	*†	990	18,543
First Data Corporation		35,990	1,565,565
Fiserv, Inc.	*	7,444	259,498
Gartner Group, Inc. Class A	*†	4,979	58,205
Geoworks Corporation	*	910	20
Gerber Scientific, Inc.	*	1,608	10,597
Google, Inc. Class A	*†	10,800	1,399,680
GraphOn Corporation	*	1,300	377
GTECH Holdings Corporation		4,772	120,827
Hickok, Inc. Class A	*	1,150	5,721
High Speed Access Corporation	*‡d	4,200	—
Homestore, Inc.	*	6,953	16,061
Hypercom Corporation	*	1,992	14,701
HyperFeed Technologies, Inc.	*	1,613	4,436
Hyperion Solutions Corporation	*†	1,685	57,273
IDX Systems Corporation	*	1,281	41,568
IMS Health, Inc.		9,936	237,669
iGate Capital Corporation	*	1,397	5,141
Informatica Corporation	*	3,171	18,550
Information Architects Corporation	*	81	12
Inforte Corporation	*	1,897	13,089
Infospace, Inc.	*†	1,323	62,697
InfoUSA, Inc.	*	1,708	15,218
Integral Systems, Inc.		631	12,311
Intelidata Technologies Corporation	*	1,550	527
Intellisync Corporation	*†	1,726	3,625
Interactive Data Corporation	*	3,921	$73,793
Interactive Intelligence, Inc.	*	950	3,125
Intercept, Inc.	*	1,061	19,873
Intergraph Corporation	*†	1,844	50,101
Internap Network Services Corporation	*	11,690	7,832
Internet Security Systems, Inc.	*†	2,038	34,646
Intervideo, Inc.	*	500	6,000
Interwoven, Inc.	*	1,908	13,814
Intrado, Inc.	*	989	9,999
Intrusion, Inc.	*	266	524
Intuit, Inc.	*	7,737	351,260
Island Pacific, Inc.	*	1,555	669
iVillage, Inc.	*	3,507	21,042
JDA Software Group, Inc.	*	1,256	13,590
Jack Henry & Associates, Inc.	†	3,591	67,403
Juniper Networks, Inc.	*†	21,310	502,916
Kana Software, Inc.	*	876	1,480
Keane, Inc.	*	2,631	40,412
Keynote Systems, Inc.	*	1,400	19,824
Knot, Inc. (The)	*†	2,304	8,294
Kronos, Inc.	*	1,283	56,824
LivePerson, Inc.	*	3,333	10,899
Looksmart Ltd.	*	2,500	3,675
Loudeye Technologies, Inc.	*	5,040	5,443
LQ Corp., Inc.	*	161	298
Macromedia, Inc.	*	2,508	50,361
Magma Design Automation, Inc.	*†	1,429	21,549
Manhattan Associates, Inc.	*	1,346	32,869
Mantech International Corpoartion Class A	*	1,217	22,782
Manugistics Group, Inc.	*	2,823	6,719
MAPICS, Inc.	*	1,005	9,095
Mapinfo Corporation	*	811	8,759
MarketWatch.com, Inc.	*	1,262	15,762
McAfee, Inc.	*	6,724	135,152
Mediware Information Systems	*	1,088	12,784
Mentor Graphics Corporation	*	2,745	30,099
Mercury Interactive Corporation	*†	3,735	130,277
MetaSolv, Inc.	*	1,380	3,547
Micromuse, Inc.	*	2,804	10,319
Microsoft Corporation		434,875	12,024,294
MicroStrategy, Inc. Class A	*	513	21,079
Mitek Systems, Inc.	*	3,473	1,736
Mobius Management Systems, Inc.	*	878	7,946
MRO Software, Inc.	*	848	8,480
MSC.Software Corporation	*†	1,237	9,945
NCR Corporation	*†	3,924	194,591
National Instruments Corporation	†	3,414	103,342
Navidec, Inc.	*	2,119	6,675
Navisite, Inc.	*	3,725	9,722
NAVTEQ Corp.	*	1,700	60,588
Neoware Systems, Inc.	*	900	7,470
Net Perceptions, Inc.	*	1,500	1,132
Netegrity, Inc.	*	1,352	10,154
NetFlix, Inc.	*†	2,279	35,142
NetGuru, Inc.	*	800	760
NETIQ Corporation	*	2,493	26,675
Netscout Systems, Inc.	*	1,250	6,662
Netsmart Technologies, Inc.	*	505	4,050
NIC, Inc.	*	2,450	13,132

See accompanying notes to schedule of investments.	69

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Niku Corporation	*	2,351	$35,735
Novell, Inc.	*	15,492	97,755
Nuance Communications, Inc.	*	1,222	5,193
NVE Corporation	*†	348	11,501
Nvidia Corporation	*	6,728	97,691
Onyx Software Corporation	*	469	1,694
Open Solutions, Inc.	*	312	7,791
OpenTV Corporation	*	8,104	24,717
Oracle Corporation	*	206,289	2,326,940
Packeteer, Inc.	*	1,900	20,539
PalmSource, Inc.	*	514	10,660
Parametric Technology Corporation	*	11,059	58,392
PDF Solutions, Inc.	*	974	11,834
Pec Solutions, Inc.	*	1,394	16,338
Peoplesoft, Inc.	*	14,357	284,986
Perot Systems Corporation Class A	*	4,359	70,006
Phoenix Technologies Ltd.	*	907	4,526
Pixar, Inc.	*†	2,085	164,506
Plato Learning, Inc.	*	1,825	16,133
Plumtree Software, Inc.	*	2,464	8,378
Portal Software, Inc.	*	1,534	4,188
Primus Knowledge Solutions, Inc.	*	2,792	3,267
Progress Software Corporation	*	1,322	26,308
QAD, Inc.		1,363	9,500
Quality Systems, Inc.	*	192	9,698
Quest Software, Inc.	*	3,847	42,779
RSA Security, Inc.	*†	2,330	44,969
Radiant Systems, Inc.	*	1,019	4,096
Radisys Corporation	*	961	13,406
Radview Software Ltd. (Israel)	*	1,046	199
RealNetworks, Inc.	*	5,844	27,233
Red Hat, Inc.	*†	7,251	88,752
Renaissance Learning, Inc.	†	1,353	29,320
Retek, Inc.	*	1,886	8,600
Reynolds & Reynolds Company (The) Class A		2,210	54,521
Roxio, Inc.	*†	1,145	5,885
S1 Corporation	*	2,636	21,035
Saba Software, Inc.	*	1,576	6,367
SafeNet, Inc.	*	1,099	28,992
SAFLINK Corporation	*	4,996	12,990
Sapient Corporation	*	4,150	31,664
Scientific Learning Corporation	*	3,145	17,360
SCO Group, Inc. (The)	*†	997	3,828
Secure Computing Corporation	*	1,554	11,795
SeeBeyond Technology Corporation	*	2,788	8,587
Serena Software, Inc.	*†	1,616	27,036
Siebel Systems, Inc.	*	20,574	155,128
SmartServ Online, Inc.	*	566	572
Sonic Foundry, Inc.	*	1,200	1,908
SonicWall, Inc.	*	2,442	16,508
SportsLine.com, Inc.	*	1,977	3,381
SPSS, Inc.	*	690	9,198
SRA International, Inc. Class A	*	832	42,898
SS&C Technologies, Inc.		2,047	39,978
Stellent, Inc.	*	3,513	27,085
Stratasys, Inc.	*	891	$28,116
Sun Microsystems, Inc.	*	135,549	547,618
Sungard Data Systems, Inc. *		11,120	264,322
Sybase, Inc.	*	3,825	52,747
Sykes Enterprises, Inc.	*	1,423	6,532
Symantec Corporation	*	12,782	701,476
SYNNEX Corporation	*	104	1,841
Synopsys, Inc.	*	6,501	102,911
Synplicity, Inc.	*	1,050	5,418
Syntel, Inc.		1,554	25,688
Take-Two Interactive Software, Inc.	*	1,762	57,882
Talx Corporation		462	10,668
Technology Solutions Company	*	1,962	1,687
Teknowledge Corporation	*	3,449	6,415
TenFold Corporation	*	4,098	5,532
THQ, Inc.	*	1,943	37,811
3Com Corporation	*	14,501	61,194
TIBCO Software, Inc.	*	8,337	70,948
Tier Technologies, Inc. Class B	*	942	9,090
Total System Services, Inc.	†	7,351	185,539
Tradestation Group, Inc.	*	1,690	10,360
Transaction Systems Architects, Inc. Class A	*	1,298	24,123
Trizetto Group, Inc.	*	1,550	9,036
Tumbleweed Communications Corporation	*	1,102	2,788
Ultimate Software Group, Inc.	*	1,242	15,252
Unisys Corporation	*	13,714	141,528
United Online, Inc.	*	2,509	24,137
Vasco Data Security International, Inc.	*	3,804	8,255
Velocity Express Corporation	*	100	46
Verilink Corporation	*	4,538	8,123
Verint Systems, Inc.	*	1,152	42,440
VeriSign, Inc.	*	10,106	200,907
Veritas Software Corporation	*	16,942	301,568
Verity, Inc.	*	1,444	18,599
Versant Corporation	*	3,301	2,608
VerticalNet, Inc.	*	1,850	2,201
Via Net.Works, Inc.	*	4,393	2,855
viaLink Company (The)	*	1,094	47
Vie Financial Group, Inc.	*	15	9
Viewpoint Corporation	*	1,140	2,622
Vignette Corporation	*	7,372	9,805
VitalWorks, Inc.	*	1,846	6,886
Vitria Technology, Inc.	*	1,150	3,576
WatchGuard Technologies, Inc.	*	1,100	5,148
Wave Systems Corporation Class A	*	3,014	2,743
Webb Interactive Services, Inc.	*	836	368
WebEx Communications, Inc.	*†	1,743	38,032
WebMD Corporation	*†	12,459	86,715
Webmethods, Inc.	*	2,153	11,454
Websense, Inc.	*	979	40,795
XETA Technologies, Inc.	*	1,946	7,609
Yahoo!, Inc.	*	54,552	1,849,858
Zamba Corporation	*	1,400	161

			34,726,561

70	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Computers & Information—4.5%
3M Company		31,269	$2,500,582
Advanced Digital Information Corporation	*	2,414	21,002
Apple Computer, Inc.	*	15,040	582,800
Authentidate Holding Corporation	*	1,023	6,199
Black Box Corporation		865	31,962
Brocade Communications Systems, Inc.	*	9,768	55,189
CDW Corporation		3,443	199,797
Ciprico, Inc.	*	1,658	6,118
Cirrus Logic, Inc.	*	2,946	14,052
Cisco Systems, Inc.	*	272,364	4,929,788
Computer Network Technology Corporation	*	1,145	4,659
Concurrent Computer Corporation	*	1,901	3,194
Cray, Inc.	*	2,857	10,085
Crossroads Systems, Inc.	*	1,300	1,937
Dataram Corporation	*	1,175	7,825
Datawatch Corporation	*	3,500	13,475
Dell, Inc.	*	100,649	3,583,104
Diebold, Inc.		3,079	143,789
Dot Hill Systems Corporation *		1,396	11,196
EMC Corporation	*	98,020	1,131,151
Emulex Corporation	*	3,408	39,260
Ener1, Inc.	*	1,300	715
Exabyte Corporation	*	1,565	814
Extended Systems, Inc.	*	1,459	3,604
Extreme Networks, Inc.	*	4,491	19,985
Focus Enhancements, Inc.	*	5,319	8,138
Gateway, Inc.	*	13,470	66,676
General Binding Corporation *		1,597	22,422
Global Imaging Systems, Inc. *†		945	29,371
Global Payment Technologies, Inc.	*	1,270	5,080
Hewlett-Packard Company		121,630	2,280,563
InFocus Corporation	*	1,636	14,986
Interland, Inc.	*	705	2,503
Interlink Electronics, Inc.	*	1,925	15,881
International Business Machines Corporation		67,891	5,820,974
International Game Technology		13,866	498,483
Iomega Corporation		1,865	8,672
ION Networks, Inc.	*	400	96
Iteris Holdings, Inc	*	4,263	13,855
Jabil Circuit, Inc.	*	8,287	190,601
Lexmark International, Inc.	*	5,131	431,055
MTI Technology Corporation *		3,844	6,804
Maxtor Corporation	*	10,146	52,759
Micros Systems, Inc.	*	857	42,910
MTM Technologies, Inc.	*	500	1,055
Netgear, Inc.	*†	1,206	14,737
Network Engines, Inc.	*	1,329	2,405
NYFIX, Inc.	*†	991	6,025
PalmOne, Inc.	*†	2,287	69,616
Paxar Corporation	*	1,971	44,702
Pitney Bowes, Inc.		9,192	405,367
Planar Systems, Inc.	*	785	8,800
ProQuest Company	*†	1,332	34,232
Quantum Corporation	*	6,681	15,433
Safeguard Scientifics, Inc.	*	4,073	7,617
Sandisk Corporation	*	6,437	187,445
Scansoft, Inc.	*	3,601	14,692
ScanSource, Inc.	*	563	$35,919
Scientific Games Corporation Class A	*	2,517	48,075
SCM Microsystems, Inc.	*	1,494	4,094
Seagate Technology (Cayman Islands)	†	18,427	249,133
Silicon Graphics, Inc.	*	7,853	11,230
SimpleTech, Inc.	*	1,055	3,861
Solectron Corporation	*	34,684	171,686
Storage Technology Corporation	*†	4,660	117,712
Symbol Technologies, Inc.		9,570	120,965
TransAct Technologies, Inc.	*	888	22,955
VA Software Corporation	*	2,018	3,955
Vialstream Holdings, Inc.	*	1,000	600
Western Digital Corporation *		8,154	71,674
Xybernaut Corporation	*	6,155	6,894
Zebra Technologies Corporation Class A	*	2,988	182,298

			24,697,288

Containers & Packaging—0.1%
Ball Corporation		4,676	175,023
Crown Holdings, Inc.	*	6,844	70,562
Sealed Air Corporation	*	3,527	163,476
Silgan Holdings, Inc.		1,027	47,550

			456,611

Cosmetics & Personal Care—1.9%
1-800 Contacts, Inc.	*	502	7,635
Alberto Culver Company Class B		3,659	159,093
Avon Products, Inc.		19,028	831,143
Chattem, Inc.	*	872	28,122
Clorox Company		8,358	445,481
Colgate-Palmolive Company		21,694	980,135
Ecolab, Inc.	†	9,893	311,036
Elizabeth Arden, Inc.	*	1,017	21,418
Estee Lauder Companies, Inc. (The) Class A		5,057	211,383
Gillette Company (The)		39,984	1,668,932
Procter & Gamble Company		104,618	5,661,926
Quaker Chemical Corporation		483	11,664

			10,337,968

Diversified—2.6%
General Electric Company		419,756	14,095,406

Electric Utilities—2.6%
AES Corporation (The)	*	25,835	258,092
Allegheny Energy, Inc.	*†	5,273	84,157
Allete, Inc.		1,243	40,397
Alliant Energy Corporation		4,491	111,736
Ameren Corporation	†	7,529	347,463
American Electric Power Company, Inc.		16,393	523,920
Aquila, Inc.	*	7,275	22,698
Avista Corporation		1,759	31,838
Black Hills Corporation		2,041	56,699
CMS Energy Corporation	*	6,681	63,603
Calpine Corporation	*†	17,134	49,689
Centerpoint Energy, Inc.	†	12,705	131,624
Central Vermont Public Service Corporation		540	10,859
CH Energy Group, Inc.		694	31,785
Cinergy Corporation		7,388	292,565
Cleco Corporation		2,109	36,359

See accompanying notes to schedule of investments.	71

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Consolidated Edison, Inc.	†	8,855	$372,264
Constellation Energy Group, Inc.		6,342	252,665
DTE Energy Company		6,985	294,697
Dominion Resources, Inc.		13,161	858,755
DPL, Inc.		5,037	103,661
Duke Energy Corporation		37,657	861,969
Duquesne Light Holdings, Inc.		2,789	50,090
Edison International		13,522	358,468
EL Paso Electric Company	*	1,748	28,090
Empire District Electric Company (The)		1,197	24,598
Energy East Corporation		5,959	150,048
Entergy Corporation		9,094	551,187
Exelon Corporation		27,140	995,767
FPL Group, Inc.	†	7,333	500,991
FirstEnergy Corporation		13,086	537,573
Great Plains Energy, Inc.		2,828	82,436
Green Mountain Power Corporation		1,811	47,177
Hawaiian Electric Industries, Inc.		3,066	81,372
Idacorp, Inc.		1,515	44,026
KeySpan Corporation		5,999	235,161
MGE Energy, Inc.		1,559	49,607
NiSource, Inc.		10,893	228,862
Northeast Utilities		5,201	100,847
NRG Energy, Inc.	*	4,000	107,760
NSTAR		2,187	107,382
OGE Energy Corporation		4,734	119,439
Otter Tail Corporation		1,095	27,922
PG&E Corporation	*	17,209	523,154
PPL Corporation		7,358	347,150
Pepco Holdings, Inc.		7,066	140,613
Pinnacle West Capital Corporation		3,789	157,243
Plug Power, Inc.	*†	2,704	17,333
PNM Resources, Inc.		2,169	48,824
Progress Energy, Inc.	†	10,169	430,555
Public Service Enterprise Group, Inc.	†	9,757	415,648
Puget Energy, Inc.		3,548	80,540
Reliant Energy, Inc.	*†	11,470	107,015
SCANA Corporation		4,791	178,896
Sempra Energy		8,687	314,383
Sierra Pacific Resources	*†	3,864	34,583
Southern Company (The)	†	29,682	889,866
TXU Corporation		12,939	620,037
TECO Energy, Inc.	†	7,797	105,493
Texas Genco Holdings, Inc.		1,977	92,227
UIL Holdings Corporation		898	44,173
Unisource Energy Corporation		1,571	38,254
Unitil Corporation		420	11,342
Westar Energy, Inc.		2,432	49,126
Wisconsin Energy Corporation		4,564	145,592
WPS Resources Corporation †		1,431	64,381
Xcel Energy, Inc.	†	16,552	286,681

			14,409,407

Electrical Equipment—0.4%
Active Power, Inc.	*	1,093	3,006
Acuity Brands, Inc.		1,873	44,521
Advanced Lighting Technologies, Inc.	*‡ð	972	—
Aeroflex, Inc.	*	2,811	29,712
Ametek, Inc.		2,823	85,593
Arotech Corporation	*	1,269	$1,967
Artesyn Technologies, Inc.	*	1,534	15,309
AZZ, Inc.	*	1,031	14,135
Baldor Electric Company		1,338	31,657
C&D Technologies, Inc.		1,159	22,044
Capstone Turbine Corporation	*	2,450	3,748
Cataytica Energy Systems, Inc.	*	852	1,798
Cherokee International Corporation	*	29	243
Cooper Industries Ltd. Class A		3,473	204,907
Distributed Energy Systems Corporation	*	3,756	6,836
Electro Scientific Industries, Inc.	*	1,421	24,654
Emerson Electric Company		16,962	1,049,778
Energizer Holdings, Inc.	*†	3,122	143,924
Energy Conversion Devices, Inc.	*†	781	10,356
Evans & Sutherland Computer Corporation	*	1,882	10,069
Franklin Electric Company, Inc.		902	35,719
FuelCell Energy, Inc.	*†	1,938	19,864
Genlyte Group, Inc.	*	551	35,479
GrafTech International Ltd.	*†	3,487	48,644
JMAR Technologies, Inc.	*	2,904	3,659
Lincoln Electric Holdings, Inc.		1,877	58,863
Littelfuse, Inc.	*	909	31,388
LSI Industries, Inc.		1,083	11,307
Medis Technologies Ltd.	*†	704	7,913
Metrologic Instruments, Inc.	*	722	11,444
Moog, Inc. Class A	*	964	34,993
Powell Industries, Inc.	*	1,045	17,608
Quantum Fuel Systems Technologies Worldwide, Inc.	*	1,157	6,306
Rayovac Corporation	*	1,490	39,261
Regal-Beloit Corporation		1,272	30,770
SBS Technologies, Inc.	*	965	11,773
Servotronics, Inc.	*	705	2,538
Superconductor Technologies	*	2,084	2,272
Tech/Ops Sevcon, Inc.		719	4,271
Teleflex, Inc.		1,322	56,185
Thomas & Betts Corporation		2,428	65,119
Trans-Lux Corporation		866	5,568
Ultralife Batteries, Inc.	*	416	4,231
Universal Display Corporation	*	1,350	11,367
Universal Electronics, Inc.	*	639	10,722
Valence Technology, Inc.	*†	6,972	23,984
Vicor Corporation		1,380	13,952
Wilson Greatbatch Technologies, Inc.	*	942	16,852
Woodhead Industries, Inc.		903	12,461

			2,338,770

Electronics—3.1%
8X8, Inc.	*	3,048	11,430
AVX Corporation		7,170	84,965
Actel Corporation	*	1,140	17,328
Adaptec, Inc.	*	3,850	29,260
Advanced Energy Industries, Inc.	*	1,428	13,266
Advanced Micro Devices, Inc.	*†	14,462	188,006
Agere Systems, Inc. Class A *		69,295	72,760
Agilent Technologies, Inc.	*	19,030	410,477

72	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Agilysys, Inc.		1,335	$23,082
Alliance Fiber Optic Products, Inc.	*	4,817	3,757
Alliance Semiconductor Corporation	*	1,335	4,619
Altera Corporation	*†	14,718	288,031
American Power Conversion Corporation	†	8,237	143,241
American Superconductor Corporation	*	1,147	14,246
AMIS Holdings, Inc.	*	850	11,492
Amkor Technology, Inc.	*	7,211	26,320
Amphenol Corporation Class A	*	3,688	126,351
Analog Devices, Inc.		15,241	591,046
Anaren, Inc.	*	813	10,943
Applied Micro Circuits Corporation	*	12,746	39,895
Arrow Electronics, Inc.	*†	4,585	103,529
Artisan Components, Inc.	*	1,097	31,934
Atheros Communications, Inc.	*	40	408
Atmel Corporation	*	18,733	67,813
ATMI, Inc.	*	1,559	31,928
Ault, Inc.	*	1,200	3,648
Avanex Corporation	*	5,030	10,261
Avnet, Inc.	*	5,129	87,808
AXT, Inc.	*	946	1,400
Barnes Group, Inc.		1,009	27,717
Bel Fuse, Inc. Class A		545	15,287
Belden CDT, Inc.		1,894	41,289
Benchmark Electronics, Inc.	*	1,680	50,064
Benthos, Inc.	*	1,950	23,849
Broadcom Corporation Class A	*	12,065	329,254
California Micro Devices Corporation	*	745	5,759
Caliper Life Sciences, Inc.	*	867	6,095
Carlisle Companies, Inc.		1,226	78,378
Catalyst Semiconductor, Inc.	*	2,415	14,369
Catapult Communications Corporation	*	750	14,130
CellStar Corporation	*	1,369	6,241
Ceradyne, Inc.	*†	1,245	54,668
Ceva, Inc.	*	692	5,467
Conexant Systems, Inc.	*	20,460	32,941
Cree, Inc.	*†	3,097	94,551
CTS Corporation		1,580	19,908
Cymer, Inc.	*	1,498	42,933
Cypress Semiconductor Corporation	*	4,876	43,104
DRS Technologies, Inc.	*	1,103	41,296
DSP Group, Inc.	*	1,194	25,134
Dupont Photomasks, Inc.	*	923	15,728
EDO Corporation		1,198	33,245
Emcor Group, Inc.	*	727	27,350
Emcore Corporation	*	1,219	2,389
EMS Technologies, Inc.	*	960	16,560
ESCO Technologies, Inc.	*	611	41,401
ESS Technology	*	1,759	12,049
Esterline Technologies Corporation	*	1,049	32,089
Exar Corporation	*	1,758	24,893
Fairchild Semiconductor International, Inc.	*	4,903	69,476
Finisar Corporation	*	6,855	8,912
Flir Systems, Inc.	*	1,402	82,017
Freescale Semiconductor, Inc. Class A	*	16,100	$230,230
FSI International, Inc.	*	1,479	6,182
HEI, Inc.	*	1,050	2,151
Helix Technology Corporation		1,144	15,553
HI/FN, Inc.	*	681	5,972
Hughes Supply, Inc.		2,390	71,867
Hutchinson Technology, Inc. *		1,149	30,713
Imation Corporation		1,564	55,663
Innovex, Inc.	*	1,922	7,823
Integrated Circuit Systems, Inc.	*†	3,056	65,704
Integrated Device Technology, Inc.	*	4,196	39,988
Integrated Silicon Solutions, Inc.	*	1,269	9,226
Intel Corporation		260,552	5,226,673
International Rectifier Corporation	*	2,631	90,243
Intersil Corporation Class A		5,757	91,709
ISCO International, Inc.	*	2,000	560
IXYS Corporation	*	1,329	9,542
JDS Uniphase Corporation	*	59,556	200,704
Kemet Corporation	*	3,407	27,563
KVH Industries, Inc.	*†	375	2,708
LSI Logic Corporation	*	15,734	67,814
Lattice Semiconductor Corporation	*	4,395	21,579
Lightpath Technologies, Inc. Class A	*	1,526	7,554
Linear Technology Corporation	†	12,363	448,035
Lowrance Electronics, Inc.		1,350	33,102
MIPS Technologies, Inc. Class A	*	2,228	12,700
MRV Communications, Inc.	*	4,567	11,418
Magnetek, Inc.	*	1,406	10,503
Mattson Technology, Inc.	*	1,760	13,534
Maxim Integrated Products, Inc.		13,135	555,479
Maxwell Technologies, Inc.	*	370	3,815
MEMC Electronics Materials, Inc.	*	8,581	72,767
Mercury Computer Systems, Inc.	*†	963	25,924
Merix Corporation	*	674	6,983
Methode Electronics, Inc.		1,383	17,689
Micrel, Inc.	*	3,731	38,840
Micro Linear Corporation	*	1,440	7,668
Microchip Technology, Inc.		8,640	231,898
Micron Technology, Inc.	*†	24,041	289,213
Microsemi Corporation	*	2,474	34,883
Mobility Electronics, Inc.	*	674	5,554
Molex, Inc.	†	7,199	214,674
Monolithic System Technology, Inc.	*	1,251	5,429
Moscow CableCom Corporation	*	1,900	16,511
Mykrolis Corporation	*	1,830	18,428
National Semiconductor Corporation	*	14,384	222,808
Novellus Systems, Inc.	*	6,320	168,049
Nu Horizons Electronics Corporaton	*	1,207	7,664
Numerex Corporation Class A	*	1,800	6,462
Omnivision Technologies, Inc.	*†	2,354	33,309

See accompanying notes to schedule of investments.	73

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

ON Semiconductor Corporation	*	11,976	$37,485
Oplink Communications, Inc. *		5,308	9,501
Optelecom, Inc.	*	819	7,322
Opti, Inc.	*	1,041	1,416
OSI Systems, Inc.	*†	867	13,959
Park Electrochemical Corporation		1,086	23,023
Pericom Semiconductor Corporation	*	1,023	9,882
Photronics, Inc.	*	1,388	23,069
Pixelworks, Inc.	*†	1,927	19,289
Plexus Corporation	*	1,884	20,799
PLX Technology, Inc.	*	1,050	7,571
Power Integrations, Inc.	*†	1,262	25,783
Power-One, Inc.	*	3,459	22,414
Proxim Corporation Class A *		2,169	1,735
QLogic Corporation	*	3,921	116,101
Quicklogic Corporation	*	1,050	2,541
RF Micro Devices, Inc.	*†	7,206	45,686
Rambus, Inc.	*	4,071	63,874
Raytheon Company		16,571	629,367
Reptron Electronics, Inc.	*	70	606
Research Frontiers, Inc.	*†	752	4,783
Rockwell Collins, Inc.		7,347	272,868
Rogers Corporation	*	803	34,119
Rudolph Technologies, Inc.	*†	814	13,626
Sanmina-SCI Corporation	*†	21,464	151,321
Semtech Corporation	*	2,970	56,935
Sigmatel, Inc.	*	797	16,904
Sigmatron International, Inc.	*	282	3,046
Silicon Image, Inc.	*	2,948	37,263
Silicon Laboratories, Inc.	*†	2,124	70,283
Silicon Storage Technology, Inc.	*	3,793	24,161
Siliconix, Inc.	*	1,202	43,068
Sipex Corporation	*	1,030	5,408
Skyworks Solutions, Inc.	*†	5,822	55,309
Somera Communications, Inc.	*	2,750	3,850
Spectrum Control, Inc.	*	1,195	8,496
Spire Corporation	*	2,500	11,975
Staktek Holdings, Inc.	*	42	164
STATS ChipPAC Ltd. ADR (Singapore)	*†	3,154	18,861
Stratos International, Inc.	*	973	4,340
Sycamore Networks, Inc.	*	9,917	37,486
Synaptics, Inc.	*	1,057	21,309
Technitrol, Inc.	*	1,866	36,387
Tegal Corporation	*	3,754	4,730
Teledyne Technologies, Inc.	*	1,228	30,749
Teradyne, Inc.	*	7,938	106,369
Tessera Technologies, Inc.	*	1,560	34,476
Texas Instruments, Inc.		70,616	1,502,708
Three-Five Systems, Inc.	*	930	2,548
Transmeta Corporation	*	5,029	6,337
Transwitch Corporation	*	2,483	3,129
Trident Microsystems, Inc.	*	1,509	15,196
Trimble Navigation Ltd.	*	2,072	65,475
Tripath Technology, Inc.	*	4,192	7,126
Triquint Semiconductor, Inc.	*	4,918	19,180
TTM Technologies, Inc.	*	1,639	14,571
Tvia, Inc.	*	4,026	6,039
Tyler Technologies, Inc.	*	1,886	16,672
Varian Semiconductor Equipment Associates, Inc.	*	1,497	46,257
Virage Logic Corporation	*	901	$11,109
Vishay Intertechnology, Inc.	*	6,046	77,993
Vitesse Semiconductor Corporation	*	8,323	22,722
Wesco International, Inc.	*	1,550	37,588
Xilinx, Inc.		13,605	367,335
YDI Wireless, Inc.	*	2,197	5,690
Zoran Corporation	*†	1,650	25,938

			17,032,169

Entertainment & Leisure—1.4%
Alliance Gaming Corporation *		1,971	29,683
AMC Entertainment, Inc.	*	1,742	33,342
Argosy Gaming Company	*	1,159	45,433
Avid Technology, Inc.	*	1,237	57,978
Bally Total Fitness Holding Corporation	*	1,306	4,754
Blockbuster, Inc. Class A	†	1,250	9,488
Caesars Entertainment, Inc.	*	11,992	200,266
Callaway Golf Company	†	2,881	30,452
Churchill Downs, Inc.		638	24,978
Concord Camera Corporation *		2,863	5,325
Dover Downs Gaming & Entertainment, Inc.		1,440	14,818
Dover Motorsports, Inc.		1,645	7,057
Eastman Kodak Company	†	11,893	383,192
Gaylord Entertainment Company	*	1,772	54,932
Harrah’s Entertainment, Inc.	†	4,583	242,807
Hasbro, Inc.		7,242	136,150
Hollywood Entertainment Corporation	*	2,228	21,990
Hollywood Media Corporation	*	1,494	5,065
Image Entertainment, Inc.	*	299	1,238
International Speedway Corporation Class A		2,390	119,261
Jakks Pacific, Inc.	*†	925	21,275
K2, Inc.	*	2,544	36,405
Leapfrog Enterprises, Inc.	*†	1,261	25,535
Lexar Media, Inc.	*†	3,142	26,361
Macrovision Corporation	*	2,053	49,436
Mattel, Inc.		16,641	301,701
Metro-Goldwyn-Mayer, Inc.	†	10,260	118,708
Multimedia Games, Inc.	*†	1,202	18,631
Nashua Corporation	*	1,541	17,028
National Lampoon, Inc.	*	1,650	13,200
Nautilus Group, Inc.	†	1,359	30,700
New Frontier Media, Inc.	*	3,808	29,360
Penn National Gaming, Inc.	*	1,993	80,517
Pinnacle Entertainment, Inc.	*	1,629	22,480
Pinnacle Systems, Inc.	*	2,430	10,133
RC2 Corporation	*	1,650	54,285
Regal Entertainment Group Class A	†	2,743	52,391
Six Flags, Inc.	*	3,814	20,748
Sonic Solutions, Inc.	*†	889	14,508
Speedway Motorsports, Inc.		1,949	64,960
Steinway Musical Instruments, Inc.	*	683	18,578
Time Warner, Inc.	*	176,833	2,854,085
Walt Disney Company		83,973	1,893,591
Westwood One, Inc.	*	4,247	83,963
WMS Industries, Inc.	*†	1,269	32,601
World Wrestling Entertainment, Inc.		1,030	12,587
Xerox Corporation	*†	32,862	462,697

			7,794,673

74	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Financial Services—4.0%
Accredited Home Lenders Holding Company	*	729	$28,081
Affiliated Managers Group	*†	1,354	72,493
AG Edwards, Inc.		3,542	122,624
Alliance Capital Management Holdings, Inc.		3,100	110,050
American Home Mortgage Investment Corporation REIT		1,107	30,941
Ameritrade Holding Corporation	*	17,554	210,824
AmNet Mortgage, Inc.	*	529	4,179
Ampal American Israel Corporation Class A	*	1,391	4,799
Anworth Mortgage Asset Corporation REIT		834	9,491
Apollo Investment Corporation		2,500	35,375
Bear Stearns Companies, Inc. (The)	†	4,068	391,220
Berkshire Hathaway, Inc. Class A	*	49	4,245,850
BlackRock, Inc.		906	66,582
Capital Trust Class A		1,823	53,049
CapitalSource, Inc.	*†	4,712	105,266
Catskill Litigation Trust	*‡ð	582	—
Certegy, Inc.		3,068	114,160
Charles Schwab Corporation (The)		54,390	499,844
CharterMac		1,905	41,891
Cherokee, Inc.		994	23,717
Chicago Mercantile Exchange	†	1,415	228,240
Countrywide Financial Corporation		22,320	879,185
Diamond Hill Investment Group, Inc.	*	1,310	12,052
Doral Financial Corporation (Puerto Rico)	†	4,427	183,588
E*Trade Financial Corporation	*	14,978	171,049
Eaton Vance Corporation		2,641	106,670
E-Loan, Inc.	*	2,150	4,580
ePresense, Inc.	*‡ð	1,173	—
Equitex, Inc.	*	3,169	1,901
Federal Home Loan Mortgage Corporation		27,970	1,824,763
Federal National Mortgage Association		39,421	2,499,291
Federated Investors, Inc. Class B	†	4,508	128,208
First Marblehead Corporation (The)	*†	1,843	85,515
Franklin Resources, Inc.		10,014	558,381
Friedman Billings Ramsey Group, Inc. Class A	†	6,080	116,128
Gabelli Asset Management, Inc. Class A		558	23,910
Gables Residential Trust REIT		1,322	45,146
Goldman Sachs Group, Inc.		19,247	1,794,590
Instinet Group, Inc.	*	1,291	6,494
Integrated Telecom Express, Inc.	*‡ð	1,103	—
Investment Technology Group, Inc.	*	2,078	31,793
Janus Capital Group, Inc.	†	9,990	135,964
Jefferies Group, Inc.		2,339	80,625
Kent Financial Services, Inc.	*	2,200	4,510
Kilroy Realty Corporation REIT		1,316	$50,047
Kirlin Holding Corporation	*	1,061	3,183
Knight Trading Group, Inc.	*†	4,630	42,735
LaBranche & Company, Inc.	*	2,588	21,869
Legg Mason, Inc.		4,151	221,097
Lehman Brothers Holdings, Inc.		11,268	898,285
Macerich Company (The) REIT		2,360	125,764
Meristar Hospitality Corporation REIT	*	3,449	18,797
Merrill Lynch & Company, Inc.		37,426	1,860,821
MFA Mortgage Investments, Inc. REIT		4,149	38,212
Morgan Stanley		43,843	2,161,460
New Century Financial Corporation	†	1,311	78,948
Nuveen Investments, Inc. Class A		4,224	125,030
Pennsylvania REIT		1,510	58,377
ProcureNet, Inc.	*‡ð	895	—
PS Business Parks, Inc. REIT		1,323	52,722
Raymond James Financial, Inc.		3,541	85,409
Reckson Associates Realty Corporation REIT		2,412	69,345
Rouse Company (The) REIT		3,642	243,577
Saxon REIT, Inc. REIT	*	1,295	27,843
SEI Investments Company		4,559	153,547
Siebert Financial Corporation	*	1,469	4,745
Starbiz Corporation	*‡ð	8	—
Suburban Lodges of America *‡ð		1,983	—
SumTotal Systems, Inc.	*†	317	1,569
Sutter Holding Company, Inc.	*	850	3,995
SWS Group, Inc.		882	14,183
T. Rowe Price Group, Inc.		5,166	263,156
Value Line, Inc.		573	21,201
Waddell & Reed Financial, Inc. Class A		3,971	87,362
Westwood Holdings Group, Inc.		1,027	18,876
WilTel Communications, Inc.	*‡ð	1,971	—

			21,845,174

Food Retailers—0.4%
7-Eleven, Inc.	*	4,500	89,910
Albertson’s, Inc.		14,224	340,380
Arden Group, Inc. Class A		260	22,100
Fresh Brands, Inc.		1,871	14,500
Kroger Company	*†	29,621	459,718
Panera Bread Company Class A	*†	1,250	46,925
Pantry, Inc. (The)	*	1,200	30,204
Pathmark Stores, Inc.	*	950	4,608
Ruddick Corporation		1,967	38,632
Starbucks Corporation	*	16,230	737,816
Weis Markets, Inc.		1,482	50,210
Whole Foods Market, Inc.	†	2,518	216,019
Wild Oats Markets, Inc.	*	1,309	11,310
Winn-Dixie Stores, Inc.	†	5,881	18,172

			2,080,504

Forest Products & Paper—0.9%
American Woodmark Corporation		800	29,620
Bemis Company		4,410	117,218
Boise Cascade Corporation	†	3,587	119,375
Bowater, Inc.		2,289	87,417
Buckeye Technologies, Inc.	*	1,251	13,949
Caraustar Industries, Inc.	*	1,610	27,000

See accompanying notes to schedule of investments.	75

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Chesapeake Corporation		814	$19,552
Deltic Timber Corporation		724	28,808
Fibermark, Inc.	*	843	46
Georgia-Pacific Corporation		10,547	379,165
Glatfelter		1,740	21,559
Greif, Inc. Class A		1,226	51,676
International Paper Company		19,437	785,449
Kimberly Clark Corporation		20,534	1,326,291
Longview Fibre Company		2,324	35,441
Martin Marietta Materials, Inc.		1,737	78,634
MeadWestvaco Corporation		7,524	240,016
Packaging Corporation of America		4,339	106,175
Pactiv Corporation	*	6,523	151,660
Playtex Products, Inc.	*	2,449	15,429
Pope & Talbot, Inc.		894	15,734
Potlatch Corporation		1,352	63,287
Rock-Tenn Company Class A		1,450	22,823
Schweitzer-Mauduit International, Inc.		724	23,458
Smurfit-Stone Container Corporation	†	10,013	193,952
Sonoco Products Company		3,353	88,653
Temple-Inland, Inc.		2,253	151,289
United Stationers, Inc.	*	1,278	55,465
US Home Systems, Inc.	*	1,291	8,960
Wausau-Mosinee Paper Corporation		1,903	31,685
Weyerhaeuser Company		8,821	586,420

			4,876,206

Health Care Providers—1.2%
Accredo Health, Inc.	*	2,188	51,571
Alliance Imaging, Inc.	*	1,429	10,675
American Healthways, Inc.	*†	1,362	39,648
Amsurg Corporation	*	1,423	30,139
Apria Healthcare Group, Inc. *†		2,101	57,252
Beverly Enterprises, Inc.	*	4,439	33,603
Caremark Rx, Inc.	*	17,854	572,578
Community Health Systems, Inc.	*	4,282	114,244
Covance, Inc.	*	2,839	113,475
Coventry Health Care, Inc.	*†	3,653	194,961
Cross Country Healthcare, Inc.	*	1,339	20,755
CryoLife, Inc.	*†	937	6,803
DaVita, Inc.	*	4,290	133,634
Edwards Lifesciences Corporation	*†	2,575	86,263
Enzo Biochem, Inc.	*	1,289	19,335
Enzon Pharmaceuticals, Inc. *		1,765	28,152
Express Scripts, Inc.	*†	3,259	212,943
First Health Group Corporation	*	4,058	65,293
Genesis HealthCare Corporation	*	975	29,650
HCA, Inc.		20,062	765,365
Health Management Associates, Inc. Class A	†	9,953	203,340
Hooper Holmes, Inc.		1,959	8,776
Immunomedics, Inc.		2,141	5,567
IMPAC Medical Systems, Inc.	*	393	5,247
Interleukin Genetics, Inc.	*	2,825	8,616
Inveresk Research Group, Inc.	*	1,587	58,544
Kindred Healthcare, Inc.	*	1,800	43,920
Laboratory Corp. of America Holdings	*	5,915	$258,604
LCA-Vision, Inc.		411	10,600
LifePoint Hospitals, Inc.	*†	1,555	46,666
Lincare Holdings, Inc.	*†	4,169	123,861
Manor Care, Inc.		3,698	110,792
Matria Healthcare, Inc.	*†	580	16,420
National Healthcare Corporation		431	12,284
NeighborCare, Inc.	*	2,083	52,804
Nektar Therapeutics	*	2,368	34,289
NovaMed, Inc.	*	1,250	5,275
OCA, Inc.	*†	2,133	10,110
Odyssey HealthCare, Inc.	*†	1,593	28,276
Pacificare Health Systems	*	3,451	126,652
Pediatrix Medical Group, Inc.	*†	1,091	59,841
Prime Medical Services, Inc.	*	1,329	9,595
Province Healthcare Company	*	2,037	42,614
Psychemedics Corporation		302	3,624
Psychiatric Solutions, Inc.	*	1,331	33,741
RehabCare Group, Inc.	*	739	17,019
Renal Care Group, Inc.	*	2,698	86,957
Sagemark Companies Ltd.	*	1,088	3,362
Select Medical Corporation		3,733	50,134
Sierra Health Services, Inc.	*	1,237	59,289
Specialty Laboratories, Inc.	*	1,183	12,422
Sunrise Senior Living, Inc.	*†	975	34,242
Symbion, Inc.	*†	1,415	22,789
Tenet Healthcare Corporation	*†	19,289	208,128
Triad Hospitals, Inc.	*	3,297	113,549
U.S. Physical Therapy, Inc.	*	1,300	17,667
United Surgical Partners International, Inc.	*	1,275	43,796
UnitedHealth Group, Inc.		27,717	2,043,852
Universal Health Services, Inc. Class B		2,373	103,226
VCA Antech, Inc.	*†	3,442	71,008
VistaCare, Inc. Class A	*†	1,341	20,531

			6,814,368

Heavy Construction—0.2%
Blount International, Inc.	*	1,532	20,069
Centex Corporation	†	4,760	240,190
Granite Construction, Inc.		1,889	45,147
Hovnanian Enterprises, Inc.	*†	2,378	95,358
Lennar Corporation Class A		6,375	303,450
Levitt Corporation Class A		763	17,900
M/I Schottenstein Homes, Inc.		610	25,888
McDermott International, Inc.	*	2,759	32,556
McGrath Rentcorp		458	16,740
WCI Communities, Inc.	*	1,921	44,759
William Lyon Homes, Inc.	*	532	47,295

			889,352

Heavy Machinery—2.1%
Ablest, Inc.	*	850	5,355
Actuant Corporation Class A	*	1,011	41,663
Agco Corporation	*	3,068	69,398
American Standard Companies, Inc.	*	8,463	329,295
Ampco-Pittsburgh Corporation		613	8,128
Applied Industrial Technologies, Inc.		914	32,666
Applied Materials, Inc.	*	68,612	1,131,412
Astec Industries, Inc.	*	821	15,698
Asyst Technologies, Inc.	*	1,782	9,106
Aviall, Inc.	*	1,365	27,846

76	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Axcelis Technologies, Inc.	*	4,095	$33,907
Baker Hughes, Inc.		13,294	581,214
Black & Decker Corporation	†	3,225	249,744
Briggs & Stratton Corporation		911	73,973
Brooks Automation, Inc.	*	1,834	25,951
Caterpillar, Inc.		14,109	1,135,069
Cooper Cameron Corporation	*	1,733	95,038
Crown Andersen, Inc.	*	1,950	3,335
Cummins, Inc.		1,755	129,677
Deere & Company		9,959	642,853
Donaldson Company, Inc.		3,810	108,166
Dover Corporation		7,805	303,380
Dril-Quip, Inc.	*	988	22,032
Dycom Industries, Inc.	*	2,076	58,938
Eaton Corporation		5,907	374,563
Electroglas, Inc.	*	1,990	5,930
Engineered Support Systems, Inc.		972	44,362
EnPro Industries, Inc.	*	981	23,681
Entegris, Inc.	*	3,195	26,646
Fedders Corporation		1,828	7,477
Flowserve Corporation	*	2,375	57,428
FMC Technologies, Inc.	*	2,695	90,013
Gardner Denver, Inc.	*	918	25,309
Genus, Inc.	*	1,226	2,697
Graco, Inc.		2,883	96,581
Grant Prideco, Inc.	*	4,753	97,389
Hurco Companies, Inc.	*	300	4,017
Hydril	*	1,094	46,987
Idex Corporation		2,203	74,814
Ingersoll-Rand Company Class A		6,898	468,857
Insituform Technologies, Inc. Class A	*	1,223	22,833
Joy Global, Inc.		2,044	70,273
Kadant, Inc.	*	721	13,238
Kaydon Corporation	†	1,422	40,911
Kennametal, Inc.		1,598	72,150
Knight Transportation, Inc.	*	2,586	55,392
Kulicke and Soffa Industries, Inc.	*	2,008	11,345
Lam Research Corporation	*†	5,335	116,730
Lennox International, Inc.	†	2,437	36,409
Lindsay Manufacturing Company		808	21,679
Manitowoc Company		1,261	44,715
Matrix Service Company	*	468	2,396
Modine Manufacturing Company		1,208	36,373
MPM Technologies, Inc.	*	950	347
NACCO Industries, Inc. Class A		309	26,620
National-Oilwell, Inc.	*†	3,693	121,352
Nordson Corporation		1,522	52,250
Oil States International, Inc.	*	2,026	37,886
Oilgear Company (The)	*	1,300	6,052
Pall Corporation	†	5,186	126,953
Paragon Technologies, Inc.	*	1,800	16,992
Parker Hannifin Corporation		4,521	266,106
Pentair, Inc.		3,618	126,304
Robbins & Myers, Inc.		868	19,096
Rockwell Automation, Inc.		7,135	276,125
Sauer-Danfoss, Inc.		1,531	26,149
Semitool, Inc.	*	1,060	8,045
SPX Corporation		3,125	110,625
Standex International Corporation		724	17,738
Stanley Works (The)	†	3,365	$143,113
Stewart & Stevenson Services		1,366	24,137
Tecumseh Products Company Class A		712	29,811
Tennant Company		640	25,939
Terex Corporation	*†	2,062	89,491
Thomas Industries, Inc.		955	29,987
Timco Aviation Services, Inc.	*	107	43
Timken Company		3,702	91,143
Toro Company		1,275	87,083
TurboChef Technologies, Inc.	*†	2,981	14,309
Ultratech, Inc.	*	971	15,216
United Technologies Corporation		20,877	1,949,494
UNOVA, Inc.	*	2,374	33,355
Varian Medical Systems, Inc.	*	5,512	190,550
W.W. Grainger, Inc.		3,286	189,438
Watsco, Inc.		1,653	49,640
Willis Lease Finance Corporation	*	1,234	9,496
WJ Communications, Inc.	*	1,509	3,682
Woodward Governor Company		408	27,536
York International Corporation		1,671	52,787

			11,419,929

Home Construction, Furnishings & Appliances—0.8%
American Technology Corporation	*†	3,686	21,195
Applica, Inc.	*	1,507	6,088
Bassett Furniture Industries, Inc.		1,139	21,504
BE Aerospace, Inc.	*	2,393	21,776
Beazer Homes USA, Inc.	†	498	53,231
Brookfield Homes Corporation		1,218	32,094
Digital Theater Systems, Inc.	*	755	13,779
Dominion Homes, Inc.	*	650	15,483
DR Horton, Inc.		9,617	318,419
Ethan Allen Interiors, Inc.		1,551	53,897
Fossil, Inc.	*	3,154	97,585
Furniture Brands International, Inc.		2,341	58,712
Gemstar-TV Guide International, Inc.	*	16,221	91,649
Harman International Industries, Inc.		2,728	293,942
Helen of Troy Ltd.	*	1,333	36,284
Herman Miller, Inc.		3,155	77,771
Hillenbrand Industries, Inc.		2,596	131,176
HNI Corporation		2,512	99,425
Johnson Controls, Inc.		7,495	425,791
KB Home	†	1,924	162,559
Kimball International, Inc. Class B		1,500	20,820
Kinetic Concepts, Inc.	*	2,600	136,630
Layne Christensen Company	*†	510	7,686
La-Z-Boy, Inc.	†	2,404	36,493
Leggett & Platt, Inc.		7,063	198,470
Masco Corporation		18,520	639,496
Maytag Corporation	†	3,261	59,905
MDC Holdings, Inc.		1,301	95,103
Meritage Corporation	*	650	51,090
Movado Group, Inc.		1,678	28,526
National Presto Industries, Inc.		535	22,374
NVR, Inc.	*	262	144,362
Palm Harbor Homes, Inc.	*†	1,181	19,900
Parkervision, Inc.	*†	1,052	4,155

See accompanying notes to schedule of investments.	77

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Pulte Homes, Inc.		5,149	$315,994
Rowe Furniture Corporation	*	970	4,947
Ryland Group, Inc.	†	926	85,803
Salton, Inc.	*†	701	4,416
Select Comfort Corporation	*†	1,403	25,535
Skyline Corporation		720	28,836
Standard-Pacific Corporation		1,284	72,379
Steelcase, Inc. Class A		1,992	27,888
Technical Olympic USA, Inc.	†	1,435	40,524
Tempur-Pedic International, Inc.	*	1,346	20,177
Toll Brothers, Inc.	*	2,966	137,415
Virco Manufacturing Corporation	*	799	6,072
Walter Industries, Inc.		2,140	34,283
Whirlpool Corporation	†	2,590	155,633

			4,457,272

Household Products—0.5%
Anchor Glass Container Corporation		164	1,346
Apogee Enterprises, Inc.		1,250	16,163
Charles & Colvard Ltd.	*	1,405	11,999
Ferro Corporation		1,818	39,651
Fortune Brands, Inc.		6,052	448,393
Gentex Corporation	†	3,297	115,824
Illinois Tool Works, Inc.		12,085	1,125,959
Kronos Worldwide, Inc.		1,110	44,068
Lazare Kaplan International	*	1,139	8,873
Libbey, Inc.		749	14,006
Newell Rubbermaid, Inc.	†	11,388	228,216
Owens-IIlinois, Inc.	*	6,064	97,024
Rohm & Haas Company		8,741	375,601
RPM, Inc.		4,832	85,285
Snap-On, Inc.		2,419	66,668
Valspar Corporation		1,862	86,918

			2,765,994

Industrial—Diversified—0.1%
Blyth, Inc.		1,839	56,825
Daktronics, Inc.	*	1,800	44,010
Identix, Inc.	*	3,461	23,050
Roper Industries, Inc.		1,490	85,615
Russ Berrie & Company, Inc.		1,156	23,293
Shuffle Master, Inc.	*†	1,018	38,134
Yankee Candle Company, Inc.	*†	2,152	62,322
Zomax, Inc. MN	*	1,549	4,972

			338,221

Insurance—5.0%
21st Century Insurance Group		3,010	40,184
Aflac, Inc.		20,781	814,823
Aetna, Inc.		6,131	612,671
Alfa Corporation		1,928	26,915
Alleghany Corporation	*	337	91,967
Allmerica Financial Corporation	*	2,346	63,060
Allstate Corporation (The)		28,695	1,377,073
AMBAC Financial Group, Inc.		4,135	330,593
American Financial Group, Inc.	†	3,317	99,145
American Independence Corporation	*	430	6,429
American International Group, Inc.		103,920	7,065,521
American Medical Security Group, Inc.	*	774	$24,760
American National Insurance		945	91,467
American Physicians Capital, Inc.	*	860	26,333
Amerigroup Corporation	*	975	54,844
AmerUs Group Company		1,580	64,780
Anthem, Inc.	*†	5,538	483,191
AON Corporation		12,212	350,973
Arch Capital Group Ltd. (Bermuda)	*	1,428	55,606
Argonaut Group, Inc.	*	1,387	25,895
Arthur J. Gallagher & Company	†	3,230	107,010
Assurant, Inc.		5,717	148,642
Baldwin & Lyons, Inc. Class B		945	23,852
Bristol West Holdings, Inc.		1,365	23,396
Brown & Brown, Inc.		2,518	115,073
Centene Corporation	*	986	41,984
Chubb Corporation		7,793	547,692
Cigna Corporation		5,831	406,013
Cincinnati Financial Corporation		6,465	266,487
Clark, Inc.	*	1,174	15,896
CNA Financial Corporation	*	9,022	216,618
CNA Surety Corporation	*	1,486	15,752
Commerce Group, Inc.		1,543	74,681
Conseco, Inc.	*†	3,700	65,342
Crawford & Company Class B		1,891	12,670
Danielson Holding Corporation	*	1,555	9,470
Delphi Financial Group, Inc. Class A		1,297	52,100
Donegal Group, Inc. Class B		427	8,207
EMC Insurance Group, Inc.		341	7,164
Erie Indemnity Company Class A		2,023	103,213
FBL Financial Group, Inc. Class A		1,275	33,392
Fidelity National Financial, Inc.		6,737	256,680
First American Corporation		3,159	97,392
Gainsco, Inc.	*	385	381
Genworth Financial, Inc. Class A	*	19,700	459,010
Great American Financial Resources, Inc.		1,717	26,253
Harleysville Group, Inc.		1,351	27,912
Hartford Financial Services Group, Inc.		11,739	726,996
HCC Insurance Holdings, Inc.		2,666	80,380
Health Net, Inc.	*†	4,879	120,609
HealthExtras, Inc.	*	1,864	25,984
Hilb Rogal & Hobbs Company		1,604	58,097
Horace Mann Educators Corporation		2,000	35,160
Humana, Inc.	*	6,683	133,526
Independence Holding Company		961	16,981
Infinity Property & Casualty Corp.		810	23,919
Jefferson Pilot Corporation	†	5,454	270,846
Kansas City Life Insurance Company		902	38,398
LabOne, Inc.	*	602	17,596
Landamerica Financial Group, Inc.		845	38,448
Leucadia National Corporation		2,706	153,295
Lincoln National Corporation		7,387	347,189
Loews Corporation		7,296	426,816

78	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

MBIA, Inc.		5,981	$348,154
MGIC Investment Corporation		4,084	271,790
Markel Corporation	*	412	127,061
Marsh & McLennan Companies, Inc.		21,504	984,023
Mercury General Corporation		2,409	127,412
Metlife, Inc.		30,945	1,196,024
National Financial Partners Corporation		1,495	53,491
Nationwide Financial Services Class A		2,414	84,756
Navigators Group, Inc.	*	938	27,427
Odyssey Re Holdings Corporation		2,505	55,561
Ohio Casualty Corporation	*	2,335	48,872
Old Republic International Corporation		7,353	184,046
PMI Group, Inc. (The)		3,929	159,439
Philadelphia Consolidated Holding Corporation	*	854	47,072
Phoenix Companies, Inc. (The)	†	4,217	43,941
PMA Capital Corporation Class A	*	1,826	13,786
Presidential Life Corporation		1,144	19,654
Principal Financial Group		12,801	460,452
ProAssurance Corporation	*	1,647	57,678
Progressive Corporation (The)		8,663	734,189
Protective Life Corporation		3,130	123,040
Prudential Financial, Inc.		21,930	1,031,587
Radian Group, Inc.		3,844	177,708
Reinsurance Group of America, Inc.		2,540	104,648
RLI Corporation		1,164	43,708
Safeco Corporation		5,751	262,533
Selective Insurance Group		1,061	39,469
Southern Security Life Insurance Company	*	1,180	4,549
St. Paul Travelers Companies		27,539	910,439
Stancorp Financial Group, Inc.		1,230	87,576
State Auto Financial Corporation		1,988	57,553
Stewart Information Services Corporation		1,239	48,817
Torchmark Corporation		4,697	249,786
Transatlantic Holdings, Inc.		2,767	150,386
Triad Guaranty, Inc.	*	692	38,392
UICI		2,484	81,326
United American Healthcare Corporation	*	4,251	21,850
United Fire & Casualty Company		625	35,831
Unitrin, Inc.		3,006	124,959
Universal American Financial Corporation	*	1,812	23,429
UnumProvident Corporation	†	10,788	169,264
USI Holdings Corporation	*	1,550	21,158
WellChoice, Inc.	*	3,356	125,279
WellPoint Health Networks	*	6,305	662,592
Wesco Financial Corporation		187	65,731
WR Berkley Corporation		3,360	141,658
Zenith National Insurance Corporation		999	42,268

			27,273,116

Lodging—0.4%
Ameristar Casinos, Inc.		1,350	$40,838
Aztar Corporation	*	1,549	41,049
Boca Resorts, Inc. Class A	*	1,938	35,989
Boyd Gaming Corporation		2,619	73,725
Choice Hotels International, Inc.		1,508	86,846
Empire Resorts, Inc.	*†	582	4,365
Hilton Hotels Corporation		14,441	272,068
International Leisure Hosts Ltd.	*	1,200	7,200
Isle of Capri Casinos, Inc.	*	1,250	24,213
John Q. Hammons Hotels, Inc.	*	1,300	14,274
La Quinta Corporation	*	7,161	55,856
MGM Mirage, Inc.	*†	5,592	277,643
Mandalay Resort Group	†	2,625	180,206
Marcus Corporation		1,505	29,302
Marriott International, Inc. Class A		9,096	472,628
Prime Hospitality Corporation	*	1,820	22,149
ShoLodge, Inc.	*	850	3,910
Starwood Hotels & Resorts Worldwide, Inc.		8,391	389,510
Station Casinos, Inc.		2,465	120,884
Vail Resorts, Inc.	*	1,491	26,942
Wynn Resorts Ltd.	*†	1,554	80,326

			2,259,923

Media—Broadcasting & Publishing—2.9%
4Kids Entertainment, Inc.	*	605	12,221
Acme Communications, Inc.	*	1,200	7,140
American Greetings Corporation Class A	*	2,760	69,331
Banta Corporation		1,074	42,692
Beasley Broadcasting Group, Inc. Class A	*	1,150	18,055
Belo Corporation Class A		4,721	106,411
Cablevision Systems Corporation Class A	*†	9,044	183,412
Charter Communications, Inc. Class A	*†	11,237	29,890
Citadel Broadcasting Corporation	*	1,025	13,141
Clear Channel Communications, Inc.		23,543	733,835
Comcast Corporation Class A	*	91,704	2,589,721
COX Communications, Inc. Class A	*	23,690	784,850
COX Radio, Inc. Class A	*†	1,752	26,140
Crown Media Holdings, Inc.	*	5,899	49,257
Cumulus Media, Inc. Class A	*	2,174	31,284
Dex Media, Inc.	*	2,300	48,691
DIRECTV Group, Inc. (The)	*	56,047	985,867
Dow Jones & Company, Inc.		3,384	137,424
EchoStar Communications Corporation Class A	*	9,386	292,092
Emmis Communications Corporation Class A	*	2,170	39,190
Entercom Communications Corporation	*	2,183	71,297
Entravision Communications Corporation Class A	*	2,852	21,704
EW Scripps Company Class A	†	6,412	306,365

See accompanying notes to schedule of investments.	79

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Fox Entertainment Group, Inc. Class A	*	17,331	$480,762
Gannett Company, Inc.		11,248	942,132
Granite Broadcasting Corporation	*	5,454	1,254
Gray Television, Inc.		1,838	21,872
Harte-Hanks, Inc.		3,119	78,006
Hearst-Argyle Television, Inc.		2,184	53,399
Hollinger International, Inc.		3,613	62,469
IAC/InterActiveCorp	*†	25,815	568,446
Information Holdings, Inc.	*	1,082	29,463
Insight Communications Company, Inc.	*†	1,885	16,588
John Wiley & Sons Class A		2,491	79,587
Journal Communications, Inc. Class A		600	10,524
Journal Register Company	*	1,817	34,341
Knight-Ridder, Inc.		3,016	197,397
Lee Enterprises, Inc.		1,973	91,429
Liberty Corporation		935	37,157
Liberty Media Corporation Class A		109,034	950,776
Liberty Media International, Inc. Class A	*	6,542	218,254
LIN TV Corporation Class A	*	1,419	27,642
Lodgenet Entertainment Corporation	*	1,250	16,500
McClatchy Company Class A		1,801	127,565
McGraw-Hill Companies, Inc. (The)		7,950	633,536
Media General, Inc. Class A		952	53,264
Mediacom Communications Corporation	*	3,433	22,417
Meredith Corporation		2,083	107,025
New York Times Company Class A	†	5,682	222,166
Pac-West Telecomm, Inc.	*	5,562	5,006
Paxson Communications Corporation	*	2,670	3,605
Pegasus Communications Corporation	*†	694	5,205
Playboy Enterprises, Inc. Class B	*	1,251	12,560
Price Communications Corporation	*	2,062	31,446
Primedia, Inc.	*	8,853	20,805
Pulitzer, Inc.		753	37,198
Radio One, Inc. Class A	*	4,327	61,833
Radio Unica Communications Corporation	*‡ ð	1,900	—
Readers Digest Association, Inc. (The)		3,917	57,149
Regent Communications, Inc.	*	1,600	9,056
RH Donnelley Corporation	*†	1,409	69,548
Salem Communications Corporation Class A	*	850	21,522
Scholastic Corporation	*	1,845	56,992
Sinclair Broadcast Group, Inc. Class A		2,049	14,958
Spanish Broadcasting System, Inc. Class A	*	1,300	12,792
Speedus Corporation	*	4,207	7,951
Tivo, Inc.	*†	2,696	17,848
Tribune Company		12,958	533,222
Univision Communications, Inc. Class A	*	12,782	404,039
Viacom, Inc. Class B		69,388	$2,328,661
Washington Post Class B		378	347,760
Worldgate Communications	*	3,160	5,309
Young Broadcasting, Inc. Class A	*	831	9,033
YouthStream Media Networks, Inc.	*	1,159	301

			15,757,780

Medical Equipment & Supplies—0.2%
Abaxis, Inc.	*	749	9,744
Abiomed, Inc.	*†	886	7,841
Aclara BioSciences, Inc.	*	1,420	5,609
ADE Corporation	*	967	16,473
Advanced Medical Optics, Inc.	*†	1,195	47,286
Aetrium, Inc.	*	614	3,150
Aksys Ltd.	*†	997	4,736
Amcast Industrial Corporation	*	2,529	1,745
Aradigm Corporation	*	1,124	1,439
Arrow International, Inc.		1,305	39,020
August Technology Corporation	*	688	4,727
Avigen, Inc.	*	1,009	3,764
Axsys Technologies, Inc.	*	883	12,273
BEI Technologies, Inc.		500	13,700
Bioject Medical Technologies, Inc.	*	4,490	4,849
Biolase Technology, Inc.	†	765	6,242
BioVeris Corporation	*	1,071	6,651
Britesmile, Inc.	*†	1,080	11,686
Bruker BioSciences Corporation	*	1,667	5,768
Cardiodynamics International Corporation	*	1,872	8,611
CardioGenesis Corporation	*	1,202	595
Cerus Corporation	*	1,010	2,434
ChromaVision Medical Systems, Inc.	*	3,308	2,944
Coherent, Inc.	*	1,348	34,967
Cohu, Inc.		859	12,696
Cole National Corporation	*	1,379	38,212
Cooper Companies, Inc.	†	1,181	80,958
Curon Medical, Inc.	*	4,728	5,154
Cygnus, Inc.	*	1,179	141
Dade Behring Holdings, Inc.	*	1,560	86,920
Electro-Sensors, Inc.		2,581	10,350
Excel Technology, Inc.	*	562	14,511
Faro Technologies, Inc.	*	453	9,214
Formfactor, Inc.	*	1,417	27,447
Frequency Electronics, Inc.		821	10,550
HealthTronics Surgical Services, Inc.	*†	1,200	8,616
Hologic, Inc.	*	1,346	25,937
II-VI, Inc.	*	341	11,938
Illumina, Inc.	*	1,280	7,565
Integra LifeSciences Holdings Corporation	*	1,190	38,211
Intermagnetics General Corporation	*	997	23,081
Intest Corporation	*	950	7,391
Intuitive Surgical, Inc.	*	1,610	39,848
Ixia	*	2,330	22,648
Meade Instruments Corporation	*	1,640	5,100
Mechanical Technology, Inc.	*	957	3,847
Medwave, Inc.	*	2,500	12,000
Mesa Laboratories, Inc.		1,200	14,268

80	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Micro Therapeutics, Inc.	*	1,650	$7,013
Molecular Devices Corporation	*	909	21,425
MTS Systems Corporation		1,342	28,518
Nanogen, Inc.	*†	950	3,639
OI Corporation	*	1,600	14,160
Orbit International Corporation	*	2,250	14,650
Orthologic Corporation	*	1,516	10,673
OYO Geospace Corporation	*	550	8,993
Palomar Medical Technologies, Inc.	*	1,116	24,463
Pharmanetics, Inc.	*	5,219	2,035
Physiometrix, Inc.	*	3,187	6,345
PPT Vision, Inc.	*	800	608
Q-Med, Inc.	*†	1,634	11,765
Resmed, Inc.	*	1,517	72,224
Sola International, Inc.	*	1,406	26,784
Somanetics Corporation	*	1,352	17,779
Spectranetics Corporation	*	5,845	29,868
Staar Surgical Company	*†	848	2,798
Sybron Dental Specialties, Inc.	*	1,583	46,999
Synovis Life Technologies, Inc.	*	346	3,308
Theragenics Corporation	*	1,492	5,446
Thermogenesis	*	4,316	20,717
TriPath Imaging, Inc.	*	1,739	14,225
Valentis, Inc.	*†	2,990	7,953
Ventana Medical Systems, Inc.	*	708	35,712
Viasys Healthcare, Inc.	*	1,380	23,087
Vivus, Inc.	*	1,400	6,300
White Electronic Designs Corporation	*	514	2,519
X-Rite, Inc.		1,890	27,537
Young Innovations, Inc.		677	22,341
Zevex International, Inc.	*	600	3,539
Zygo Corporation	*	967	9,796

			1,306,076

Medical Supplies—3.6%
Advanced Neuromodulation Systems, Inc.	*	747	22,671
Align Technology, Inc.	*†	2,449	37,421
Allergan, Inc.		5,112	370,876
American Medical Systems Holdings, Inc.	*	1,500	54,405
Analogic Corporation		593	24,722
Applera Corporation		8,630	162,848
ArthoCare Corporation	*†	851	24,926
Bausch & Lomb, Inc.		2,176	144,595
Baxter International, Inc.		24,624	791,908
Beckman Coulter, Inc.		2,512	140,973
Becton, Dickinson & Company		10,137	524,083
Biomet, Inc.		10,108	473,863
Bio-Rad Laboratories, Inc. Class A	*	1,088	55,597
Biosite, Inc.	*†	725	35,496
Boston Scientific Corporation	*	33,493	1,330,677
C.R. Bard, Inc.		3,904	221,084
Closure Medical Corporation	*	681	9,697
Conmed Corporation	*	1,362	35,821
Credence Systems Corporation	*	2,727	19,634
CTI Molecular Imaging, Inc.	*	2,178	17,576
Cuno, Inc.	*	898	51,860
Cyberonics, Inc.	*†	956	$19,560
Datascope Corporation		556	20,739
Dentsply International, Inc.		2,834	147,198
Diametrics Medical, Inc.	*	1,731	312
Dionex Corporation	*	1,031	56,396
DJ Orthopedics, Inc.	*	729	12,867
FEI Company	*	1,368	27,032
Fisher Scientific International	*	4,467	260,560
Guidant Corporation		12,605	832,434
Haemonetics Corporation	*	1,157	37,996
Hanger Orthopedic Group, Inc.	*	1,083	5,426
ICU Medical, Inc.	*†	605	15,754
Inamed Corporation	*	1,419	67,644
Input/Output, Inc.	*	2,427	25,022
Invacare Corporation		1,333	61,318
Invision Technologies, Inc.	*	769	34,597
Ionics, Inc.	*†	1,141	30,807
Itron, Inc.	*	955	16,665
Johnson & Johnson		120,166	6,768,951
Kla-Tencor Corporation	*	7,679	318,525
Kensey Nash Corporation	*†	866	22,681
Kopin Corporation	*	2,431	9,894
Kyphon, Inc.	*	1,594	39,499
LTX Corporation	*	2,405	13,011
MKS Instruments, Inc.	*	2,455	37,611
Medtronic, Inc.		49,297	2,558,514
Mentor Corporation		1,961	66,046
Merit Medical Systems, Inc.	*	2,519	38,062
Millipore Corporation	*†	2,026	96,944
Mine Safety Appliances Company		1,444	58,800
Newport Corporation	*	1,614	18,513
Novoste Corporation	*	847	1,389
Oakley, Inc.		2,900	34,510
Ocular Sciences, Inc.	*†	1,151	55,213
Osteotech, Inc.	*	1,498	5,902
PerkinElmer, Inc.		5,266	90,681
Photon Dynamics, Inc.	*	659	13,378
PolyMedica Corporation	†	960	29,568
Quest Diagnostics, Inc.		4,014	354,115
Respironics, Inc.	*	1,530	81,763
St. Jude Medical, Inc.	*	6,859	516,277
Steris Corporation	*	2,777	60,927
Stryker Corporation		16,156	776,780
Techne Corporation	*	1,736	66,280
Tektronix, Inc.		3,507	116,608
Therma-Wave, Inc.	*	757	2,574
Thermo Electron Corporation	*	6,758	182,601
Thoratec Corporation	*†	2,306	22,184
Urologix, Inc.	*	1,050	6,636
Visx, Inc.	*	2,010	41,406
Varian, Inc.	*	1,502	56,881
Veeco Instruments, Inc.	*†	1,294	27,135
Vital Signs, Inc.		634	20,275
Waters Corporation	*	5,040	222,264
Wright Medical Group, Inc.	*	1,309	32,882
Zimmer Holdings, Inc.	*	10,034	793,087
Zoll Medical Corporation	*	425	14,191

			19,895,618

Metals—1.1%
AK Steel Holding Corporation	*	5,009	40,873
Alcoa, Inc.		35,308	1,185,996
Allegheny Technologies, Inc.		3,350	61,138
Alpine Group, Inc.		698	1,892

See accompanying notes to schedule of investments.	81

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Ameron International Corporation		542	$17,832
Aptargroup, Inc.		1,565	68,813
Brush Engineered Materials, Inc.	*	1,122	23,237
Carpenter Technology Corporation		1,141	54,471
Century Aluminum Company	*	865	23,986
Circor International, Inc.		711	13,865
Cleveland-Cliffs, Inc.	*†	509	41,163
Commercial Metals Company		1,770	70,304
Commscope, Inc.	*†	2,612	56,419
Couer D’alene Mines Corporation	*	8,276	39,228
Crane Company		2,467	71,346
Curtiss-Wright Corporation		1,056	60,435
Danaher Corporation		12,344	633,000
Edelbrock Corporation		953	15,725
Engelhard Corporation		5,205	147,562
General Cable Corporation	*	1,382	14,704
Gibraltar Steel Corporation		792	28,639
Griffon Corporation	*	1,288	27,177
Hecla Mining Company	*	4,124	30,683
Hubbell, Inc. Class B		2,078	93,157
Imco Recycling, Inc.	*	2,856	32,558
International Aluminum Corporation		1,105	31,824
International Steel Group, Inc.	*	3,903	131,531
Jacuzzi Brands, Inc.	*	2,655	24,692
Lone Star Technologies, Inc.	*	1,337	50,539
Massey Energy Company		3,053	88,323
Matthews International Corporation Class A	†	1,052	35,642
Maverick Tube Corporation	*	1,736	53,486
MAXXAM, Inc.	*	856	24,268
Mueller Industries, Inc.		1,592	68,376
NCI Building Systems, Inc.	*	1,232	39,301
Newmont Mining Corporation	†	17,430	793,588
NS Group, Inc.	*	923	17,076
Nucor Corporation	†	3,249	296,861
Optical Cable Corporation	*	240	1,092
Phelps Dodge Corporation	†	3,708	341,247
Precision Castparts Corporation		2,568	154,208
Quanex Corporation		743	38,101
Reliance Steel & Aluminum Company		1,483	58,875
Royal Gold, Inc.	†	1,153	19,693
Ryerson Tull, Inc.		1,471	25,257
Schnitzer Steel Industries, Inc. Class A		693	22,419
Shaw Group, Inc. (The)	*†	2,182	26,184
Shiloh Industries, Inc.	*	1,441	20,030
Simpson Manufacturing Company, Inc.		1,042	65,854
Southern Peru Copper Corporation		3,257	168,257
Steel Dynamics, Inc.	†	2,420	93,460
Stillwater Mining Company	*	3,727	57,769
Sturm, Ruger & Company, Inc.		3,296	29,697
Taser International, Inc.	*†	1,146	43,032
Texas Industries, Inc.		1,116	57,407
Titanium Metals Corporation	*	1,530	35,894
Tower Automotive, Inc.	*	2,146	4,485
Tredegar Corporation		1,606	29,229
United States Steel Corporation		4,607	$173,315
Valmont Industries, Inc.		1,162	24,251
Watts Water Technologies, Inc. Class A		1,225	32,891
WHX Corporation	*	292	318
Worthington Industries, Inc.		3,575	76,326

			6,109,001

Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	†	7,496	303,588

Miscellaneous—0.0%
Advanced Marketing Services, Inc.		772	8,330
Boyds Collection Ltd.	*	2,700	6,426
Corrections Corporation of America	*	1,900	67,184
DIMON, Inc.		2,000	11,780
Enesco Group, Inc.	*	3,501	23,982
Geo Group, Inc. (The)	*	819	16,749
Handleman Company		1,657	33,902
Terra Industries, Inc.	*	2,500	21,650
Tractor Supply Company	*	1,549	48,701

			238,704

Oil & Gas—7.0%
Adams Resources & Energy, Inc.		1,462	19,372
AGL Resources, Inc.		2,166	66,648
Amerada Hess Corporation		3,730	331,970
Anadarko Petroleum Corporation		10,010	664,264
Apache Corporation		12,949	648,874
Apco Argentina, Inc. (Cayman Islands)		622	20,940
Ashland, Inc.		2,848	159,716
Atmos Energy Corporation	†	2,732	68,819
ATP Oil & Gas Corporation	*†	685	8,343
Atwood Oceanics, Inc.	*	831	39,506
Berry Petroleum Company Class A		1,301	47,786
BJ Services Company	†	6,069	318,076
Blue Dolphin Energy Company	*	3,650	5,147
BP Prudhoe Bay Royalty Trust	†	1,105	43,648
Burlington Resources, Inc.		15,686	639,989
Cabot Oil & Gas Corporation		1,516	68,068
CAL Dive International, Inc.	*	1,668	59,414
Callon Petroleum Company	*	779	9,878
Cascade Natural Gas Corporation		1,289	27,365
Chesapeake Energy Corporation	†	9,343	147,900
Chesapeake Utilities Corporation		949	23,820
ChevronTexaco Corporation		86,314	4,629,883
Cimarex Energy Company	*†	1,645	57,476
Clayton Williams Energy, Inc.	*	550	11,787
ConocoPhillips		27,349	2,265,865
Cross Timbers Royalty Trust		575	19,079
Dawson Geophysical Company	*	1,200	25,116
Delta Natural Gas Company, Inc.		380	10,252
Delta Petroleum Corporation	*	2,709	35,325

82	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Denbury Resources, Inc.	*	2,233	$56,718
Devon Energy Corporation		9,250	656,843
Diamond Offshore Drilling, Inc.	†	5,494	181,247
Dynegy, Inc. Class A	*†	15,654	78,113
EOG Resources, Inc.		4,276	281,575
EL Paso Corporation		25,233	231,891
Encore Acquisition Company	*	1,375	47,438
Energen Corporation		1,322	68,149
Energy Partners Ltd.	*	1,758	28,620
ENSCO International, Inc.		5,990	195,693
Enterprise Products Partners LP	†	8,700	201,666
Equitable Resources, Inc.		2,812	152,720
Exploration Company of Delaware, Inc. (The)	*	5,411	24,620
Exxon Mobil Corporation		263,483	12,734,133
Forest Oil Corporation	*	2,547	76,716
Frontier Oil Corporation		1,144	27,010
FX Energy, Inc.	*†	3,496	31,604
Giant Industries, Inc.	*	2,240	54,432
Global Industries Ltd.	*	2,539	15,691
GlobalSantaFe Corporation		9,544	292,524
Grey Wolf, Inc.	*†	5,192	25,389
Halliburton Company		17,479	588,868
Hanover Compressor Company	*	2,934	39,462
Headwaters, Inc.	*	2,095	64,652
Helmerich & Payne, Inc.		1,963	56,318
Holly Corporation		1,336	34,068
Houston Exploration Company	*	1,352	80,241
Hugoton Royalty Trust		1,874	52,566
Kaneb Services LLC		1,001	32,312
Kerr-McGee Corporation		5,502	314,990
Key Energy Services, Inc.	*	4,865	53,758
Kinder Morgan, Inc.		5,114	321,261
Laclede Group, Inc. (The)		1,025	29,961
Magnum Hunter Resources, Inc.	*†	2,497	28,815
Marathon Oil Corporation		12,874	531,439
Markwest Hydrocarbon, Inc.		978	14,650
McMoRan Exploration Company	*†	1,059	13,799
MDU Resources Group, Inc.		5,105	134,415
Mercury Air Group, Inc.	*	746	3,812
Meridian Resource Corporation	*	2,950	26,049
Mission Resources Corporation	*	916	5,762
Murphy Oil Corporation		3,885	337,101
Nabors Industries Ltd.	*	6,084	288,077
National Fuel Gas Company		4,022	113,943
New Jersey Resources Corporation		1,121	46,409
Newfield Exploration Company	*	1,923	117,765
Newpark Resources, Inc.	*	3,484	20,904
Nicor, Inc.	†	1,828	67,088
Noble Corporation	*	5,552	249,562
Noble Energy, Inc.		2,545	148,221
Northwest Natural Gas Company		1,183	37,537
NUI Corporation		1,096	14,621
Occidental Petroleum Corporation		15,480	865,796
Oceaneering International, Inc.	*	1,116	$41,113
Oneok, Inc.		3,908	101,686
Parker Drilling Company	*	3,755	13,781
Patina Oil & Gas Corporation		2,681	79,277
Patterson-UTI Energy, Inc.	†	6,712	127,998
Penn Virginia Corporation		1,500	59,385
Peoples Energy Corporation		1,528	63,687
Petroleum Development Corporation	*	1,250	54,775
Piedmont Natural Gas Company	†	1,370	60,198
Pioneer Natural Resources Company		5,801	200,023
Plains Exploration & Production Company	*†	4,202	100,260
Pogo Producing Company		2,307	109,467
Premcor, Inc.	*	2,892	111,342
Pride International, Inc.	*	5,416	107,183
Prolong International Corporation	*	34,716	8,679
Questar Corporation		3,706	169,809
Quicksilver Resources, Inc.	*	2,320	75,794
Remington Oil & Gas Corporation	*	1,186	31,133
Resource America, Inc. Class A		1,287	30,360
Rowan Companies, Inc.	*	3,918	103,435
Schlumberger Ltd.		24,293	1,635,162
SEACOR Holdings, Inc.	*	983	45,955
SEMCO Energy, Inc.		5,450	29,921
Smith International, Inc.	*	4,010	243,527
South Jersey Industries, Inc.		1,007	48,084
Southern Union Company	*	3,207	65,744
Southwest Gas Corporation		1,252	29,985
Southwestern Energy Company	*	1,518	63,741
Spinnaker Exploration Company	*	1,506	52,770
St. Mary Land & Exploration Company		1,481	58,959
Stone Energy Corporation	*	1,208	52,862
Sunoco, Inc.		3,206	237,180
Superior Energy Services, Inc.	*	2,900	37,468
Swift Energy Company	*	1,142	27,362
Syntroleum Corporation	*	1,246	8,747
Teppco Partners LP		2,500	104,000
Tesoro Petroleum Corporation	*	3,423	101,081
Tetra Technologies, Inc.	*	784	24,343
Tidewater, Inc.		2,430	79,097
Todco Class A	*	202	3,505
Transmontaigne, Inc.	*	2,979	17,338
Transocean, Inc.	*	12,476	446,391
UGI Corporation		1,360	50,674
Ultra Petroleum Corporation	*	3,041	149,161
Unit Corporation	*	1,702	59,706
United Heritage Corporation	*	3,180	1,495
Unocal Corporation		10,144	436,192
Valero Energy Corporation		5,283	423,749
Varco International, Inc.	*	4,063	108,970
Vectren Corporation		3,706	93,317
Veritas DGC, Inc.	*	1,390	31,664
Vintage Petroleum, Inc.		2,737	54,932
Wd-40 Company		949	27,141
Weatherford International Ltd.	*	5,300	270,406
Western Gas Resources, Inc.		4,048	115,732

See accompanying notes to schedule of investments.	83

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

WGL Holdings, Inc.		2,315	$65,422
W-H Energy Services, Inc.	*	1,377	28,573
Whiting Petroleum Corporation	*	1,242	37,757
Williams Companies, Inc.		21,507	260,235
XTO Energy, Inc.		9,365	304,175

			38,253,248

Pharmaceuticals—6.8%
Aastrom Biosciences, Inc.	*	3,289	3,059
Abbott Laboratories		63,672	2,697,146
Abgenix, Inc.	*	3,629	35,782
Able Laboratories, Inc.	*	820	15,711
Adolor Corporation	*	1,927	21,679
Albany Molecular Research, Inc.	*	1,371	13,162
Alexion Pharmaceuticals, Inc.	*	1,108	19,944
Alfacell Corporation	*†	4,295	19,199
Alkermes, Inc.	*†	3,579	41,302
Alliance Pharmaceutical Corporation	*	320	96
Allscripts Healthcare Solutions, Inc.	*†	2,300	20,700
Alpharma, Inc. Class A		2,463	45,048
American Pharmaceutical Partners, Inc.	*†	656	18,086
AmerisourceBergen Corporation	†	4,244	227,945
Amgen, Inc.	*	52,455	2,973,149
Andrx Corporation	*†	3,036	67,885
Aphton Corporation	*†	1,416	5,098
Arena Pharmaceuticals, Inc.	*†	1,439	6,202
ArQule, Inc.	*	864	3,992
Atherogenics, Inc.	*†	1,603	52,819
AVANIR Pharmaceuticals Class A	*	6,000	17,040
Avant Immunotherapeutics, Inc.	*	5,150	8,807
Avax Technologies, Inc.	*	1,450	174
AVI BioPharma, Inc.	*	2,400	4,920
Barr Pharmaceuticals, Inc.	*	4,174	172,929
Bentley Pharmaceuticals, Inc.	*	711	7,529
Biogen Idec, Inc.	*	13,195	807,138
BioMarin Pharmaceuticals, Inc.	*	2,400	12,456
Biopure Corporation	*	1,854	742
Bone Care International, Inc.	*	986	23,960
Boston Life Sciences, Inc.	*	3,622	1,702
Bradley Pharmaceuticals, Inc.	*†	591	12,027
Bristol-Myers Squibb Company		79,572	1,883,469
Cambrex Corporation		1,258	27,613
Cardinal Health, Inc.		17,666	773,241
Cell Genesys, Inc.	*	1,642	14,729
Cell Therapeutics, Inc.	*†	1,391	9,542
Cellegy Pharmaceuticals, Inc.	*	1,550	6,665
Cephalon, Inc.	*†	2,347	112,421
Charles River Laboratories International, Inc.	*†	1,994	91,325
Chiron Corporation	*†	7,289	322,174
Collagenex Pharmaceuticals, Inc.	*	1,558	10,205
Columbia Laboratories, Inc.	*	1,819	5,548
Connetics Corporation	*	1,618	43,718
Corgentech, Inc.	*†	38	649
Corixa Corporation	*	2,578	10,724
Cubist Pharmaceuticals, Inc.	*	1,762	$17,409
Cypress Bioscience, Inc.	*	1,560	18,205
Cytogen Corporation	*	755	7,958
CytRx Corporation	*	4,200	7,224
D&K Healthcare Resources, Inc.		1,138	11,209
Dendreon Corporation	*†	1,879	15,802
Diagnostic Products Corporation		1,263	51,619
Digene Corporation	*†	725	18,821
Discovery Laboratories, Inc.	*	2,566	17,192
Durect Corporation	*†	1,900	2,660
Eli Lilly & Company		45,096	2,708,015
Emisphere Technologies, Inc.	*	772	2,370
Encysive Pharmaceuticals, Inc.	*	2,128	19,216
Endo Pharmaceuticals Holdings, Inc.	*	5,535	101,623
Eon Labs, Inc.	*	3,664	79,509
Epimmune, Inc.	*	1,000	1,340
EPIX Medical, Inc.	*	960	18,538
Exegencis, Inc.	*	2,378	1,643
Eyetech Pharmaceuticals, Inc.	*†	59	2,005
First Horizon Pharmaceutical Corporation	*	1,613	32,276
Forest Laboratories, Inc.	*	14,872	668,943
Genaera Corporation	*	4,787	18,717
Genelabs Technologies, Inc.	*	3,606	9,412
Genentech, Inc.	*	22,418	1,175,152
Genta, Inc.	*	2,971	7,992
Genzyme Corporation	*	9,300	506,013
Geron Corporation	*†	1,370	8,206
Gilead Sciences, Inc.	*	16,010	598,454
GTC Biotherapeutics, Inc.	*	3,988	7,019
GTx, Inc.	*†	200	2,332
Guilford Pharmaceuticals, Inc.	*†	924	4,620
Hemispherx Biopharma, Inc.	*†	920	2,208
Henry Schein, Inc.	*	1,826	113,778
Heska Corporation	*	4,462	8,165
Hi-Tech Pharmacal Company, Inc.	*	575	9,154
Hollis-Eden Pharmaceuticals	*†	954	10,275
Hospira, Inc.	*	6,367	194,830
Human Genome Sciences, Inc.	*	5,277	57,572
Idexx Laboratories, Inc.	*	1,568	79,560
Ilex Oncology, Inc.	*	1,883	47,395
ImClone Systems, Inc.	*†	3,034	160,347
Immtech International, Inc.	*†	681	6,606
Immucor, Inc.	*	813	20,122
Immune Response Corporation (The)	*	4,732	5,678
ImmunoGen, Inc.	*	1,323	6,681
Impax Laboratories, Inc.	*	2,166	33,270
Indevus Pharmaceuticals, Inc.	*†	5,716	40,526
InKine Pharmaceutical Company, Inc.	*	4,478	22,748
Inspire Pharmaceuticals, Inc.	*	1,369	21,534
InterMune, Inc.	*	1,586	18,699
Inverness Medical Innovations, Inc.	*†	880	18,304
Invitrogen Corporation	*†	2,122	116,689
Ivax Corporation	*	10,043	192,323
King Pharmaceuticals, Inc.	*	10,009	119,507
KOS Pharmaceuticals, Inc.	*†	1,090	38,815
KV Pharmaceutical Company Class A	*	2,179	39,004

84	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Large Scale Biology Corporation	*	852	$817
Ligand Pharmaceuticals, Inc. Class B	*†	2,979	29,850
Lynx Therapeutics, Inc.	*	2,017	4,800
Martek Biosciences Corporation	*†	1,148	55,839
McKesson Corporation		11,391	292,179
Medarex, Inc.	*†	3,092	22,819
Medco Health Solutions, Inc.	*	10,516	324,944
Medicines Company	*†	2,018	48,715
Medicis Pharmaceutical Corporation Class A		2,422	94,555
Medifast, Inc.	*†	734	3,296
MedImmune, Inc.	*	10,273	243,470
Merck & Company, Inc.		90,330	2,980,890
Meridian Bioscience, Inc.		2,415	32,120
MGI Pharma, Inc.	*	2,564	68,433
Millennium Pharmaceuticals, Inc.	*	12,456	170,772
MIM Corporation	*	1,095	6,329
Miravant Medical Technologies	*	4,544	7,089
Mylan Laboratories	†	11,008	198,144
Nabi Biopharmaceuticals	*	1,995	26,693
Nastech Pharmaceutical Company, Inc.	*†	1,500	21,435
Natrol, Inc.	*	1,145	3,435
NBTY, Inc.	*	2,664	57,436
NeoRx Corporation	*	2,381	4,072
Neose Technologies, Inc.	*	704	5,280
Neurobiological Technologies	*	3,136	10,847
Neurocrine Biosciences, Inc.	*†	1,479	69,750
Novavax, Inc.	*	1,550	4,836
Noven Pharmaceuticals, Inc.	*	1,350	28,134
NPS Pharmaceuticals, Inc.	*†	1,660	36,155
Nu Skin Enterprises, Inc. Class A	†	3,018	70,953
Nuvelo, Inc.	*	1,150	11,362
Omnicare, Inc.		4,277	121,296
Onyx Pharmaceuticals, Inc.	*†	1,214	52,214
OraSure Technologies, Inc.	*	1,687	10,628
Ortec International, Inc.	*	2,272	4,067
OSI Pharmaceuticals, Inc.	*	1,622	99,688
Pain Therapeutics, Inc.	*†	1,318	9,476
Palatin Technologies, Inc.	*	2,104	6,123
Par Pharmaceutical Companies, Inc.	*	1,362	48,937
Parexel International Corporation	*	1,153	22,599
Penwest Pharmaceuticals Company	*	930	10,500
Peregrine Pharmaceuticals, Inc.	*	9,115	14,675
Perrigo Company		2,922	60,047
Pfizer, Inc.		307,280	9,402,768
Pharmacopeia Drug Discovery, Inc.	*	572	2,803
Pharmacyclics, Inc.	*	1,700	17,527
Pozen, Inc.	*	1,014	8,862
Praecis Pharmaceuticals, Inc.	*	1,837	4,041
Priority Healthcare Corporation Class B	*	1,846	37,197
Progenics Pharmeceuticals, Inc.	*	793	11,617
Protein Design Labs, Inc.	*†	3,841	$75,207
Regeneron Pharmaceuticals, Inc.	*	2,632	22,846
Salix Pharmaceuticals Ltd.	*	1,569	33,765
Schering-Plough Corporation		59,678	1,137,463
Sciclone Pharmaceuticals, Inc.	*	1,700	6,052
Sepracor, Inc.	*†	3,675	179,267
Serologicals Corporation	*†	1,093	25,500
SIGA Technologies, Inc.	*	4,649	6,137
Sigma Aldrich Corporation		2,478	143,724
Sirna Therapeutics, Inc.	*	4,257	13,026
SuperGen, Inc.	*	1,338	8,269
Tanox, Inc.	*	1,721	29,033
Tapestry Pharmaceuticals, Inc.	*	5,221	5,325
Targeted Genetics Corporation	*	6,267	8,586
Third Wave Technologies, Inc.	*	1,227	8,442
Titan Pharmaceuticals, Inc.	*	1,743	4,148
United Therapeutics Corporation	*†	914	31,926
USANA Health Sciences, Inc.	*†	593	20,636
V.I. Technologies, Inc.	*	1,576	1,403
Valeant Pharmaceuticals International		3,473	83,769
Vertex Pharmaceuticals, Inc.	*†	3,255	34,178
Vicuron Pharmaceuticals, Inc.	*	2,367	34,748
Vion Pharmaceuticals, Inc.	*†	4,504	18,962
Viropharma, Inc.	*	661	1,276
Watson Pharmaceuticals, Inc.	*	4,480	131,981
Wyeth		54,264	2,029,474
XOMA Ltd.	*	4,976	11,544
Zymogenetics, Inc.	*	2,343	40,862

			37,222,798

Real Estate—1.9%
Acadia Realty Trust REIT		1,318	19,441
Affordable Residential Communities REIT		950	13,870
Agree Realty Corporation REIT		814	23,118
Alexander’s, Inc. REIT	*	161	32,055
Alexandria Real Estate Equities, Inc. REIT		802	52,707
AMB Property Corporation REIT		3,649	135,086
American Financial Realty Trust REIT		2,834	39,988
American Land Lease, Inc. REIT		1,828	35,463
American Mortgage Acceptance Corporation REIT		1,842	30,301
AMLI Residential Properties Trust REIT		1,544	47,169
Annaly Mortgage Management, Inc. REIT	†	3,840	65,779
Anthracite Capital, Inc. REIT		1,100	12,232
Apartment Investment & Management Company REIT Class A		3,910	135,990
Archstone-Smith Trust REIT		7,979	252,456
Arden Realty, Inc. REIT		3,060	99,695
Arizona Land Income Corporation REIT Class A		1,050	5,985
Avalonbay Communities, Inc. REIT	†	3,116	187,646

See accompanying notes to schedule of investments.	85

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Bedford Property Investors REIT		1,506	$45,692
Boston Properties, Inc. REIT		3,900	216,021
Brandywine Realty Trust REIT		1,679	47,818
BRE Properties Class A REIT		2,433	93,306
BRT Realty Trust REIT		355	7,679
California Coastal Communities, Inc.	*	267	5,140
Camden Property Trust REIT		1,926	88,981
Capital Alliance Income Trust Ltd. REIT		799	13,703
Capital Automotive REIT		1,616	50,532
Capstead Mortgage Corporation REIT	†	2,400	29,880
CarrAmerica Realty Corporation REIT		2,765	90,416
Catellus Development Corporation REIT		4,011	106,332
CBL & Associates Properties, Inc. REIT		1,274	77,650
Cedar Shopping Centers, Inc. REIT		583	8,133
Centerpoint Properties Trust REIT	†	1,784	77,747
Chelsea Property Group, Inc. REIT		1,861	124,873
Colonial Properties Trust REIT		1,324	53,251
Commercial Net Lease Realty REIT		2,356	42,926
Cornerstone Realty Income Trust, Inc. REIT		2,474	24,146
Correctional Properties Trust REIT		397	10,838
Cousins Properties, Inc. REIT		2,338	80,217
Crescent Real Estate EQT Company REIT		4,527	71,255
CRT Properties, Inc. REIT		1,998	42,857
Developers Diversified Realty Corporation REIT		3,533	138,317
Duke Realty Corporation REIT		5,609	186,219
Eastgroup Properties, Inc. REIT		1,538	51,062
Entertainment Properties Trust REIT		749	28,312
Equity Inns, Inc. REIT		3,264	32,248
Equity Office Properties Trust REIT		16,590	452,078
Equity One, Inc. REIT		2,619	51,385
Equity Residential REIT		11,429	354,299
Essex Property Trust, Inc. REIT		807	57,983
Federal Realty Investment Trust REIT		1,810	79,640
FelCor Lodging Trust, Inc. REIT	*	3,135	35,457
First Industrial Realty Trust, Inc. REIT		1,599	59,003
Forest City Enterprises, Inc. Class A	†	1,954	107,665
General Growth Properties, Inc. REIT		8,500	263,500
Getty Realty Corporation REIT		1,747	45,806
Glenborough Realty Trust, Inc. REIT		2,111	43,845
Glimcher Realty Trust REIT		1,584	38,491
Grubb and Ellis Company	*	652	2,347
Health Care Property Investors, Inc. REIT		5,334	138,684
Health Care REIT, Inc.		1,824	64,205
Healthcare Realty Trust, Inc. REIT		1,881	$73,434
Heritage Property Investment Trust REIT		2,051	59,828
Highwoods Properties, Inc. REIT		2,393	58,892
HMG Courtland Properties REIT	*	1,450	17,038
Home Properties, Inc. REIT	†	1,390	54,988
Hospitality Properties Trust REIT		2,923	124,198
Host Marriott Corporation REIT	*	12,307	172,667
HRPT Properties Trust REIT		4,342	47,719
IMPAC Mortgage Holdings, Inc. REIT		1,738	45,709
Innkeepers USA Trust REIT		2,014	25,054
iStar Financial, Inc. REIT		4,331	178,567
Jones Lang Lasalle, Inc.	*	1,711	56,480
Kimco Realty Corporation REIT		4,347	223,001
Kramont Realty Trust REIT		1,613	30,002
Lexington Corporate Properties Trust REIT		1,399	30,372
Liberty Property Trust REIT		3,172	126,372
LNR Property Corporation		892	55,224
Mack-Cali Realty Corporation REIT		2,488	110,218
Maguire Properties, Inc. REIT		1,199	29,148
Manufactured Home Communities REIT		1,140	37,894
Mid-America Apartment Communities, Inc. REIT		1,240	48,298
Mills Corporation (The) REIT		2,070	107,371
Mission West Properties REIT		1,417	14,666
Monmouth Capital Corporation		2,974	19,420
Monmouth Class A REIT		1,328	11,022
National Health Investors, Inc. REIT		2,097	59,639
Nationwide Health Properties, Inc. REIT		2,362	49,012
New Plan Excel Realty Trust REIT		4,341	108,525
Newcastle Investment Corporation REIT		754	23,148
Novastar Financial, Inc. REIT	†	771	33,616
Pan Pacific Retail Properties, Inc. REIT		1,419	76,768
Parkway Properties, Inc. REIT		986	45,800
Plum Creek Timber Company, Inc. REIT		7,592	265,948
PMC Commercial Trust REIT		865	13,148
Post Properties, Inc. REIT		2,078	62,132
Prentiss Properties Trust REIT		1,864	67,104
Prime Group Realty Trust REIT	*	2,228	12,700
Prologis REIT		7,466	263,102
Public Storage, Inc. REIT		5,097	252,556
RAIT Investment Trust REIT		991	27,104
Rayonier, Inc. REIT		2,224	100,614
Realty Income Corporation REIT		1,469	66,149
Redwood Trust, Inc. REIT	†	1,008	62,919
Regency Centers Corporation REIT		2,545	118,317
Senior Housing Properties Trust REIT		2,216	39,489
Shurgard Storage Centers, Inc. REIT Class A		1,600	62,080

86	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Simon Property Group, Inc. REIT		7,939	$425,769
SL Green Realty Corporation REIT		1,735	89,890
SonomaWest Holdings, Inc.	*	1,700	16,150
Sovran Self Storage, Inc. REIT		1,269	49,719
St. Joe Company (The)		2,906	138,820
Stewart Enterprises, Inc. Class A	*	4,115	28,599
Summit Properties, Inc. REIT		1,264	34,191
Sun Communities, Inc. REIT		1,061	41,581
Taubman Centers, Inc. REIT		2,083	53,804
Thornburg Mortgage, Inc. REIT		2,059	59,732
Town & Country Trust, REIT	†	1,290	32,831
Trammell Crow Company	*	2,116	33,264
Trizec Properties, Inc. REIT		6,114	97,641
U.S. Restaurant Properties, Inc. REIT		2,089	35,283
United Capital Corporation	*	690	15,767
United Dominion Realty Trust, Inc. REIT		4,883	96,830
Ventas, Inc. REIT		3,213	83,281
Vornado Realty Trust REIT	†	4,555	285,507
W.P. Carey & Company LLC	†	1,592	47,537
Washington REIT		1,834	55,570
Weingarten Realty Investors REIT		3,474	114,677

			10,232,815

Restaurants—0.6%
Angelo & Maxie’s, Inc.	*	2,544	1,806
Applebee’s International, Inc.		3,613	91,337
Aramark Corporation Class B		4,444	107,278
Back Yard Burgers, Inc.	*	1,698	8,694
Bob Evans Farms, Inc.		1,465	39,789
Brinker International, Inc.	*	3,445	107,312
CEC Entertainment, Inc.	*	1,614	59,315
CKE Restaurants, Inc.	*	1,945	21,492
California Pizza Kitchen, Inc.	*	970	21,195
CBRL Group, Inc.		2,120	76,490
Cheesecake Factory (The)	*†	2,296	99,646
Darden Restaurants, Inc.		6,843	159,579
Host America Corporation	*†	1,307	6,626
IHOP Corporation		1,079	41,229
Jack in the Box, Inc.	*	1,437	45,596
Krispy Kreme Doughnuts, Inc.	*†	2,573	32,574
Landry’s Restaurants, Inc.		1,253	34,194
Lone Star Steakhouse & Saloon, Inc.		1,124	29,033
McDonald’s Corporation		51,967	1,456,635
O’Charley’s, Inc.	*	1,091	17,783
Outback Steakhouse, Inc.		2,790	115,869
Papa John’s International, Inc.	*	805	24,697
PF Chang’s China Bistro, Inc.	*†	1,089	52,806
Rare Hospitality International, Inc.	*	1,475	39,309
Red Robin Gourmet Burgers, Inc.	*†	692	30,220
Ruby Tuesday, Inc.		2,816	78,482
Ryan’s Restaurant Group, Inc.	*	2,818	41,819
Sonic Corporation	*	2,487	63,742
Steak N Shake Company (The)	*	1,267	21,640
Triarc Companies Class B		2,886	33,102
Wendy’s International, Inc.		4,229	$142,094
Yum! Brands, Inc.		11,605	471,859

			3,573,242

Retailers—4.7%
1-800-FLOWERS.COM, Inc.	*	793	6,582
99 Cents Only Stores	*	3,207	45,636
AC Moore Arts & Crafts, Inc.	*	876	21,663
Action Performance Companies, Inc.		722	7,314
Advance Auto Parts, Inc.	*	2,990	102,856
Alloy, Inc.	*	1,850	7,012
Amazon.Com, Inc.	*†	16,583	677,581
Autozone, Inc.	*†	3,384	261,414
BJ’s Wholesale Club, Inc.	*	2,859	78,165
Barnes & Noble, Inc.	*	2,814	104,118
Bed Bath & Beyond, Inc.	*	11,688	433,742
Bell Microproducts, Inc.	*	1,146	8,893
Best Buy Company, Inc.	†	13,029	706,693
Big 5 Sporting Goods Corporation	*	1,071	24,419
Big Lots, Inc.	*	4,853	59,352
Blair Corporation		469	13,216
Bluefly, Inc.	*	2,341	4,027
Bombay Company, Inc. (The)	*	1,080	7,916
Borders Group, Inc.		3,342	82,882
CSK Auto Corporation	*	1,990	26,507
CVS Corporation		15,790	665,233
Casey’s General Stores, Inc.		1,608	29,893
Cash America International, Inc.		2,411	58,973
Central Garden & Pet Company	*	615	18,831
Circuit City Stores, Inc.		8,696	133,397
Coldwater Creek, Inc.	*	1,813	37,837
Cost Plus, Inc.	*†	1,014	35,875
Costco Wholesale Corporation		18,394	764,455
Dick’s Sporting Goods, Inc.	*	1,240	44,169
Dillard’s, Inc. Class A		3,454	68,182
Dollar General Corporation		13,983	281,757
Dollar Tree Stores, Inc.	*	4,830	130,169
Drugstore.Com, Inc.	*	3,800	12,996
eBay, Inc.	*	26,305	2,418,482
Electronics Boutique Holdings Corporation	*	992	33,827
Family Dollar Stores, Inc.		6,556	177,668
Fastenal Company		2,819	162,374
Federated Department Stores		7,503	340,861
Foot Locker, Inc.		5,840	138,408
Fred’s, Inc.	†	1,781	31,987
GameStop Corporation Class A	*	1,110	20,546
GSI Commerce, Inc.	*	1,469	12,942
Guitar Center, Inc.	*	1,020	44,166
Hancock Fabrics, Inc.		631	7,559
Haverty Furniture Companies, Inc.		1,111	19,487
Hibbett Sporting Goods, Inc.	*	931	19,076
J. Jill Group, Inc. (The)	*	1,015	20,148
JC Penney Company, Inc. (Holding Company)		10,728	378,484
Jo-Ann Stores, Inc.	*	1,266	35,499
Kenneth Cole Productions, Inc. Class A		956	26,902
Kirkland’s, Inc.	*	833	7,830
Kmart Holding Corporation	*†	3,773	330,024
Linens ‘N Things, Inc.	*	1,904	44,116

See accompanying notes to schedule of investments.	87

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Longs Drug Stores Corporation		1,757	$42,519
MarineMax, Inc.	*	800	18,016
Marvel Enterprises, Inc.	*†	4,501	65,535
May Department Stores Company (The)	†	11,976	306,945
Men’s Wearhouse, Inc.	*	1,625	47,206
Michaels Stores, Inc.		2,838	168,038
Movie Gallery, Inc.		1,145	20,072
MSC Industrial Direct Company Class A		1,782	60,731
Neiman-Marcus Group, Inc. Class A	†	2,101	120,808
Nitches, Inc.	*	950	5,273
Office Depot, Inc.	*	11,792	177,234
O’Reilly Automotive, Inc.	*†	2,386	91,360
Overstock.com, Inc.	*†	770	28,282
PC Connection, Inc.	*	854	5,867
Petco Animal Supplies, Inc.	*	612	19,988
Petsmart, Inc.	†	5,983	169,857
Pier 1 Imports, Inc.		3,712	67,113
Priceline.com, Inc.	*†	1,548	34,319
RadioShack Corporation		6,811	195,067
Restoration Hardware, Inc.	*	314	1,627
Retail Ventures, Inc.	*	1,372	10,345
Rite Aid Corporation	*	20,882	73,505
Saks, Inc.		5,811	70,023
Samsonite Corporation	*	1,133	1,076
School Specialty, Inc.	*†	854	33,656
SCP Pool Corporation		2,434	65,085
Sears Roebuck & Company	†	9,234	367,975
Sharper Image Corporation	*	648	13,900
Sherwin-Williams Company (The)		6,048	265,870
Shopko Stores, Inc.	*	1,850	32,209
Sports Authority, Inc. (The)	*	1,016	23,571
Stamps.com, Inc.		1,050	13,965
Staples, Inc.		19,745	588,796
Stein Mart, Inc.	*	1,261	19,192
Stride Rite Corporation		2,388	24,477
Systemax, Inc.	*	1,358	7,686
TJX Companies, Inc.		19,986	440,491
Target Corporation		36,421	1,648,050
Tiffany & Company		6,084	187,022
Toys R US, Inc.	*	8,862	157,212
Trans World Entertainment Corporation	*	1,932	18,876
Tuesday Morning Corporation	*	1,816	56,151
Tweeter Home Entertainment Group, Inc.	*	1,128	6,373
Ultimate Electronics, Inc.	*†	505	1,535
Valuevision Media, Inc. Class A	*	1,741	23,312
Walgreen Company		41,543	1,488,486
Wal-Mart Stores, Inc.		170,387	9,064,588
Whitehall Jewellers, Inc.	*	869	6,978
Williams-Sonoma, Inc.	*	4,877	183,131
Zale Corporation	*	2,300	64,630

			25,836,164

Telecommunications—0.0%
Citizens Communications Company		11,806	158,082
Superior Telecom, Inc.	* ‡ ð	2,013	—

			158,082

Telephone Systems—3.1%
Acceris Communications, Inc.	*	677	$609
Adtran, Inc.		3,197	72,508
AirGate PCS, Inc.	*	1,008	19,757
Alamosa Holdings, Inc.	*†	4,558	34,823
Alaska Communications Systems Group, Inc.	*	2,850	15,960
Alltel Corporation		12,951	711,139
AT&T Corporation		32,775	469,338
AT&T Wireless Services, Inc.	*	111,046	1,641,260
Audiovox Corporation Class A	*	1,218	20,511
BellSouth Corporation		75,088	2,036,387
Brightpoint, Inc.	*	873	15,016
Centennial Communications Corporation	*	3,036	17,852
CenturyTel, Inc.		5,985	204,926
Choice One Communications, Inc.	*	1,778	27
Cincinnati Bell, Inc.	*	9,266	32,338
Commonwealth Telephone Enterprises, Inc.	*	876	38,150
CoSine Communications, Inc.	*	438	1,393
Covad Communications Group, Inc.	*	13,040	21,907
Covista Communications, Inc.	*	992	1,736
D&E Communications, Inc.		1,712	19,688
Deltathree, Inc.	*	2,552	5,078
Dobson Communications Corporation Class A	*	3,916	5,208
DSL.Net, Inc.	*	1,850	352
Equinix, Inc.	*	622	19,139
Forgent Networks, Inc.	*	1,350	1,998
General Communication Class A	*	2,516	22,770
Global Payments, Inc.	†	1,619	86,697
Goamerica, Inc.	*	192	63
Hickory Tech Corporation		651	7,552
IDT Corporation	*	1,978	28,839
Infonet Services Corporation Class B	*	9,697	15,903
j2 Global Communications, Inc.	*†	807	25,493
LCC International, Inc. Class A	*	1,000	3,180
Level 3 Communications, Inc.	*†	26,967	69,845
Lightbridge, Inc.	*	1,288	6,208
Loral Space & Communications Ltd. (Bermuda)	*	2,922	146
Mastec, Inc.	*	2,049	10,757
MCI, Inc.		12,600	211,050
McLeodUSA, Inc. Class A	*	9,250	3,978
Net2Phone, Inc.	*	1,324	4,263
Nextel Communications, Inc. Class A	*	44,728	1,066,316
Nextel Partners, Inc. Class A	*†	7,446	123,455
Novatel Wireless, Inc.	*†	1,358	31,913
NTL, Inc.	*	3,592	222,955
Primus Telecommunications GP	*	3,086	4,536
Qwest Communications International, Inc.	*†	73,367	244,312
Redback Networks, Inc.	*	1,198	6,254
Rural Cellular Corporation Class A	*†	1,265	8,716
SBC Communications, Inc.		135,182	3,507,973

88	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Savvis Communications Corporation	*	6,126	$7,658
Sprint Corp.-FON Group		53,693	1,080,840
SureWest Communications		184	5,275
Talk America Holdings, Inc.	*†	1,398	7,312
Telecommunication Systems, Inc.	*†	1,200	3,852
Teleglobe International Holdings Ltd. (Bermuda)	*	450	1,562
Telephone & Data Systems, Inc.	†	2,518	211,940
Time Warner Telecom, Inc. Class A	*	1,928	9,254
Triton PCS Holdings, Inc. Class A	*	2,699	6,909
Ubiquitel, Inc.	*	4,078	16,312
US Cellular Corporation	*	3,680	158,792
Verizon Communications, Inc.		112,693	4,437,850
Visual Networks, Inc.	*	6,068	15,837
West Corporation	*	2,275	66,271
Western Wireless Corporation Class A	*†	3,263	83,892
Wireless Facilities, Inc.	*	2,398	16,714
Z-Tel Technologies, Inc.	*	5,679	2,612

			17,253,156

Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A		1,437	42,837
Brown Shoe Company, Inc.		796	19,948
Coach, Inc.	*	7,686	326,040
Collins & Aikman Corporation	*	2,906	12,147
Columbia Sportswear Company	*	1,752	95,484
Culp, Inc.	*	888	6,527
Dickie Walker Marine, Inc.	*	1,625	2,113
Genesco, Inc.	*	921	21,690
Guess ?, Inc.	*	1,774	31,595
Gymboree Corporation	*	1,400	20,160
Innovo Group, Inc.	*	3,157	6,535
JLM Couture, Inc.	*	1,242	3,738
Jones Apparel Group, Inc.		4,641	166,148
Kellwood Company		1,170	42,647
K-Swiss, Inc. Class A		1,476	28,413
Liz Claiborne, Inc.		3,930	148,240
Mohawk Industries, Inc.	*†	2,460	195,299
Mossimo, Inc.	*	2,806	11,084
Mothers Work, Inc.	*	600	8,700
Nike, Inc. Class B		10,590	834,492
Oxford Industries, Inc.		936	34,866
Penn Engineering & Manufacturing Corporation		917	17,075
Phillips-Van Heusen Corporation		1,267	28,229
Polo Ralph Lauren Corporation		2,143	77,941
Polymer Group Escrow	*‡ð	1,565	—
Quaker Fabric Corporation		2,550	16,575
Quiksilver, Inc.	*	2,144	54,500
Reebok International Ltd.		2,443	89,707
Russell Corporation		1,339	22,549
Sport-Haley, Inc.	*	1,042	4,210
Steven Madden Ltd.	*	1,901	33,553
Tag-It Pacific, Inc.	*	1,334	4,669
Tarrant Apparel Group	*	1,106	896
Timberland Company Class A	*†	1,485	84,348
VF Corporation	†	4,485	$221,783
Warnaco Group, Inc. (The)	*	1,569	34,879
Wolverine World Wide, Inc.		1,726	43,495

			2,793,112

Transportation—1.7%
Alexander & Baldwin, Inc.		1,466	49,756
Allied Holdings, Inc.	*	245	600
Arctic Cat, Inc.		1,857	48,189
Arkansas Best Corporation		903	33,068
Brunswick Corporation		3,797	173,751
Burlington Northern Santa Fe Corporation		14,705	563,349
C.H. Robinson Worldwide, Inc.		3,575	165,844
CSX Corporation		8,882	294,882
Carnival Corporation		25,638	1,212,421
CNF, Inc.		2,160	88,538
Expeditors International Washington, Inc.		4,386	226,756
Fleetwood Enterprises, Inc.	*	1,750	26,565
Florida East Coast Industries		2,023	75,964
Forward Air Corporation	*	954	38,179
GATX Corporation		2,366	63,078
General Maritime Corporation	*	1,897	66,073
Genesee & Wyoming, Inc. Class A	*	1,051	26,611
Gulfmark Offshore, Inc.	*	1,000	16,330
Heartland Express, Inc.		3,165	58,394
JB Hunt Transport Services, Inc.	†	3,167	117,622
Kansas City Southern	*	2,513	38,122
Kirby Corporation	*	1,179	47,337
Laidlaw International, Inc.	*	3,900	64,155
Landstar System, Inc.	*	1,128	66,191
Maritrans, Inc.		499	7,705
Norfolk Southern Corporation		16,202	481,847
Old Dominion Freight Line, Inc.	*	1,189	34,255
OMI Corporation		3,824	61,260
Orbitz, Inc. Class A	*	655	17,816
Overnite Corporation		1,466	46,076
Overseas Shipholding Group		1,587	78,779
P.A.M. Transportation Services, Inc.	*	338	6,476
Pacer International, Inc.	*	1,664	27,290
Pegasus Solutions, Inc.	*	1,147	13,672
Polaris Industries, Inc.		1,858	103,714
Quality Distribution, Inc.	*	93	568
RailAmerica, Inc.	*	1,527	16,873
Sabre Holdings Corporation		5,055	123,999
SCS Transportation, Inc.	*	1,662	31,478
Sirva, Inc.	*	517	11,839
Swift Transportation Company, Inc.	*	3,649	61,376
Thor Industries, Inc.		2,521	66,731
Trinity Industries, Inc.		2,034	63,400
Union Pacific Corporation		10,189	597,075
United Defense Industries, Inc.	*	2,189	87,538
United Parcel Service, Inc. Class B		44,452	3,374,796
USF Corporation		1,137	40,807
Wabtec Corporation		1,737	32,465
Werner Enterprises, Inc.		2,915	56,289
West Marine, Inc.	*†	803	17,168
Yellow Roadway Corporation	*	1,919	89,982

			9,113,049

See accompanying notes to schedule of investments.	89

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Water Companies—0.0%
American States Water Company		500	$12,450
Aqua America, Inc.		3,247	71,791
California Water Service Group		965	28,342
Connecticut Water Service, Inc.		500	13,220
Pico Holdings, Inc.	*	1,150	21,885
SJW Corporation		505	16,675

			164,363

TOTAL COMMON STOCKS (Cost $417,421,118)			539,375,292

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill 1.650% (Cost $498,098)	12/23/2004	**	$500,000	498,098

CASH EQUIVALENTS—8.9%

U.S. Government Agencies—Mortgage
Backed—0.2%
Federal National Mortgage Association 1.682%	10/12/2004	††	1,146,958	1,146,958

Institutional Money Market Funds—0.8%
BGI Institutional Fund 1.730%	10/01/2004	††	2,982,091	2,982,091
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	990,393	990,393
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	688,175	688,175

				4,660,659

Bank & Certificate Deposits/Offshore
Time Deposits—5.7%
Bank of America 1.880%	12/23/2004	††	917,566	917,566
Bank of America 1.875%	10/19/2004	††	688,175	688,175
Bank of Montreal 1.760%	10/25/2004	††	138,742	138,742
Bank of Nova Scotia 1.770%	10/25/2004	††	229,392	229,392
Bank of Nova Scotia 1.760%	11/12/2004	††	688,175	688,175
Bank of Nova Scotia 1.750%	10/21/2004	††	688,175	688,175
BNP Paribas 1.800%	11/23/2004	††	2,293,916	2,293,916
BNP Paribas 1.750%	10/04/2004	††	2,293,916	2,293,916
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	917,566	917,566
Compass Securitization 1.662%	10/08/2004	††	1,602,568	1,602,568
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	2,293,916	2,293,916
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	$458,783	$458,783
Delaware Funding Corporation 1.753%	10/18/2004	††	458,783	458,783
Den Danske Bank 1.640%	10/08/2004	††	917,566	917,566
Dexia Group 1.505%	10/01/2004	††	229,392	229,392
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	225,863	225,863
Fortis Bank 1.620%	10/05/2004	††	229,392	229,392
General Electric Capital Corporation 1.763%	10/21/2004	††	685,560	685,560
General Electric Capital Corporation 1.753%	10/20/2004	††	1,143,367	1,143,367
General Electric Capital Corporation 1.623%	10/08/2004	††	1,376,350	1,376,350
Grampian Funding LLC 1.782%	10/19/2004	††	685,793	685,793
Greyhawk Funding 1.753%	10/18/2004	††	914,642	914,642
Liberty Street Funding Corporation 1.602%	10/01/2004	††	457,254	457,254
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	4,587,832	4,587,832
Prefco 1.772%	10/08/2004	††	456,753	456,753
Royal Bank of Canada 1.780%	11/10/2004	††	321,148	321,148
Royal Bank of Canada 1.750%	10/05/2004	††	1,078,140	1,078,140
Royal Bank of Scotland 1.670%	11/02/2004	††	68,817	68,817
Royal Bank of Scotland 1.650%	10/29/2004	††	321,148	321,148
Sheffield Receivables Corporation 1.622%	10/04/2004	††	1,605,741	1,605,741
Toronto Dominion Bank 1.710%	10/15/2004	††	2,293,916	2,293,916

				31,268,347

Floating Rate Instruments/Master Notes—2.2%
Bear Stearns & Company 2.010%	12/15/2004	††	458,783	458,783
Bear Stearns & Company 2.010%	06/05/2005	††	458,783	458,783
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	2,316,855	2,316,855
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	3,752,846	3,752,846
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	688,175	688,175
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	917,566	917,566
Morgan Stanley 1.955%	12/10/2004	††	1,605,741	1,605,741
Morgan Stanley 1.955%	03/16/2005	††	550,540	550,540
Morgan Stanley 1.955%	06/05/2005	††	1,146,958	1,146,958

				11,896,247

TOTAL CASH EQUIVALENTS (Cost $48,972,211)				48,972,211

90	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Broad Market Index Fund	Face	Value

REPURCHASE AGREEMENTS—1.4%

IBT Repurchase Agreement dated 09/30/2004 due 10/01/2004, with a maturity value of $7,439,229 and an effective yield of 1.25% collateralized by a U.S. Government Obligation with a rate of 4.375%, maturity date of 01/25/2024 and a market value of $7,810,919.	$7,438,970	$7,438,970

TOTAL INVESTMENTS—108.8% (Cost $474,330,397)		596,284,571
Other assets less liabilities—(8.8%)		(47,992,534)

NET ASSETS—100.0%		$548,292,037

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
ð	Security has no market value at 9/30/2004.

See accompanying notes to schedule of investments.	91

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—98.9%

Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$7,407
Aquantive, Inc.	*	2,027	19,561
Catalina Marketing Corporation	†	2,132	49,207
Digital Impact, Inc.	*	1,752	2,453
DoubleClick, Inc.	*	5,229	30,903
Getty Images, Inc.	*†	2,442	135,043
Grey Global Group, Inc.		38	37,810
Jupitermedia Corporation	*	1,450	25,810
Lamar Advertising Company	*†	3,505	145,843
Modem Media, Inc.	*	1,000	5,380
Obie Media Corporation	*	1,115	7,560
Valueclick, Inc.	*	2,779	26,234

			493,211

Aerospace & Defense—0.3%
AAR Corporation	*	1,490	18,550
Alliant Techsystems, Inc.	*†	1,241	75,081
Armor Holdings, Inc.	*	1,500	62,415
Fairchild Corporation (The) Class A	*	3,266	12,999
Gencorp, Inc.		1,629	22,073
Heico Corporation		705	12,464
Heico Corporation Class A		878	11,835

Kreisler Manufacturing Corporation	*†	1,250	8,875
Orbital Sciences Corporation	*	2,124	24,256
Sequa Corporation Class A	*	511	26,679
Transtechnology Corporation	*	1,266	10,723
Triumph Group, Inc.	*	822	27,808

			313,758

Airlines—0.3%
AMR Corporation	*†	6,673	48,913
Air T, Inc.	†	53	1,257
Airnet Systems, Inc.	*	2,610	11,223
Airtran Holdings, Inc.	*	3,168	31,553
Alaska Air Group, Inc.	*	1,344	33,304
America West Holdings Corporation Class B	*†	1,390	7,506
Continental Airlines, Inc. Class B	*†	2,723	23,200
ExpressJet Holdings, Inc.	*	1,626	16,276
FLYi, Inc.	*	1,711	6,690
Frontier Airlines, Inc.	*	1,370	10,522
JetBlue Airways Corporation	*†	3,716	77,739
Mesa Air Group, Inc.	*†	848	4,325
Midwest Air Group, Inc.	*	4,075	12,021
Northwest Airlines Corporation Class A	*†	3,565	29,269
Offshore Logistics, Inc.	*	983	33,835
Petroleum Helicopters	*	774	17,392
Skywest, Inc.	†	2,390	35,969
World Airways, Inc.	*†	2,822	17,722

			418,716

Apparel Retailers—1.1%
Abercrombie & Fitch Company Class A		3,643	114,754
Aeropostale, Inc.	*	2,403	62,959
American Eagle Outfitters, Inc.	†	2,913	$107,344
AnnTaylor Stores Corporation	*	2,734	63,976
Bebe Stores, Inc.	†	1,818	38,396
Big Dog Holdings, Inc.	*	1,621	11,055
Buckle, Inc. (The)		1,115	30,629
Burlington Coat Factory Warehouse Corporation		1,307	27,748
Carter’s, Inc.	*†	1,148	31,788
Casual Male Retail Group, Inc.	*	2,471	12,948
Cato Corporation Class A		1,175	26,144
Charlotte Russe Holding, Inc.	*	1,100	12,628
Charming Shoppes, Inc.	*	4,919	35,023
Chico’s FAS, Inc.	*†	3,619	123,770
Children’s Place	*	1,144	27,353
Christopher & Banks Corporation		1,529	24,479
Claire’s Stores, Inc.		3,856	96,554
Dress Barn, Inc.	*	951	16,595
Finish Line Class A		802	24,798
Goody’s Family Clothing, Inc.		1,746	14,701
HOT Topic, Inc.	*†	1,825	31,098
JOS A. Bank Clothiers, Inc.	*†	863	23,888
Pacific Sunwear of
California, Inc.	*†	3,026	63,697
Payless Shoesource, Inc.	*	1,834	18,578
Ross Stores, Inc.	†	5,780	135,483
Stage Stores, Inc.	*	994	34,015
Talbots, Inc.		2,005	49,704
Too, Inc.	*†	1,485	26,834
Urban Outfitters, Inc.	*	3,236	111,318
Wet Seal, Inc. (The) Class A *†		1,247	2,070
Wilsons The Leather Experts, Inc.	*†	819	4,242

			1,404,569

Automotive—1.2%
A.O. Smith Corporation		952	23,181
Adesa, Inc.	*	5,331	87,588
Aftermarket Technology Corporation	*	1,503	18,908
American Axle & Manufacturing Holdings, Inc.		2,114	61,856
America’s Car Mart, Inc.	*	326	11,002
Amerigon, Inc.	*	2,108	7,736
ArvinMeritor, Inc.		2,792	52,350
Asbury Automotive Group, Inc.	*	1,342	18,117
BorgWarner, Inc.		2,276	98,528
Carmax, Inc.	*†	4,258	91,760
Clarcor, Inc.		887	42,283
Coachmen Industries, Inc.		705	11,125
Copart, Inc.	*	3,582	67,807
Dura Automotive Systems, Inc.	*	1,399	9,919
Federal Signal Corporation	†	2,160	40,133
Group 1 Automotive, Inc.	*	1,068	29,135
Harsco Corporation		1,823	81,853
Jarden Corporation	*	1,181	43,095
JLG Industries, Inc.		1,782	29,938
Keystone Automotive Industries, Inc.	*	703	15,466
Lear Corporation		2,501	136,179
Lithia Motors, Inc. Class A		863	18,347
Monaco Coach Corporation		1,376	29,790

92	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Oshkosh Truck Corporation		1,435	$81,881
PEP Boys—Manny Moe & Jack		2,201	30,814
Sonic Automotive, Inc.		1,189	23,839
Sports Resorts International, Inc.	*	4,375	16,012
Strattec Security Corporation	*	124	7,720
Superior Industries International, Inc.	†	1,113	33,334
TBC Corporation	*	775	17,313
Tenneco Automotive, Inc.	*	2,430	31,833
Titan International, Inc.	†	1,086	10,426
TransPro, Inc.	*	1,956	10,161
TRW Automotive Holdings Corporation	*	2,700	50,895
United Auto Group, Inc.		1,778	44,610
Wabash National Corporation	*†	1,396	38,348
Winnebago Industries, Inc.	†	1,374	47,595

			1,470,877

Banking—9.2%
1st Source Corporation		1,073	27,512
Advanta Corporation Class A		1,447	32,992
Alabama National Bancorp		575	34,425
Alliance Bankshares Corporation	*	648	9,850
AMB Financial Corporation		1,125	16,380
Amcore Financial, Inc.		1,313	37,263
Alliance Bankshares Class B	*	2,311	22,948
AmeriCredit Corporation	*	6,438	134,425
Anchor Bancorp Wisconsin, Inc.		1,412	36,571
Associated Banc Corporation		4,240	135,977
Astoria Financial Corporation		3,114	110,516
Banc Corporation	*	895	6,265
BancFirst Corporation		321	20,583
Bancorpsouth, Inc.		3,022	69,476
BancTrust Financial Group, Inc.		1,600	30,080
Bank Mutual Corporation		3,757	45,084
Bank of Hawaii Corporation		2,204	104,139
BankAtlantic Bancorp, Inc. Class A		2,211	40,506
Banknorth Group, Inc.		6,800	238,000
Bankunited Financial Corporation Class A	*†	1,183	34,484
Bay View Capital Corporation		791	13,020
Blue River Bancshares, Inc.	*	2,545	13,743
BOK Financial Corporation	*	1,486	66,290
Boston Private Financial Holdings, Inc.		1,297	32,373
Bostonfed Bancorp, Inc.		146	6,259
Brookline Bancorp, Inc.		2,766	43,343
Bryn Mawr Bank Corporation	†	1,548	31,084
Capital Bank Corporation		1,283	20,566
Capital City Bank Group, Inc.		591	22,878
Capital Crossing Bank	*	362	9,209
Capitol Federal Financial		1,916	61,657
Cardinal Financial Corporation	*	1,123	10,567
Cascade Bancorp		1,755	34,047
Cascade Financial Corporation		851	14,212
Cathay General Bancorp		2,284	84,942
Central Pacific Financial Corporation		929	25,566
CFS Bancorp, Inc.		1,873	26,035
Charter Financial Corporation		350	11,875
Chemical Financial Corporation		979	35,753
Chester Valley Bancorp		772	15,319
Chittenden Corporation		2,222	60,550
CIT Group, Inc.		8,483	317,179
Citizens Banking Corporation		1,670	54,392
Citizens First Financial Corporation		761	18,644
City Bank, Lynnwood, WA		1,098	38,408
City Holding Company		930	30,588
City National Corporation		1,799	116,845
Coastal Financial Corporation		1,468	21,213
CoBiz, Inc.		850	14,050
Colonial BancGroup, Inc. (The)		4,983	101,902
Commerce Bancorp, Inc.	†	3,157	174,266
Commerce Bancshares, Inc.		2,569	123,543
Commercial Capital Bancorp, Inc.	†	2,017	45,766
Commercial Federal Corporation		1,850	49,913
Community Bank System, Inc.		1,402	35,232
Community First Bankshares, Inc.		1,752	56,169
Community Trust Bancorp, Inc.		935	29,060
Compass Bancshares, Inc.		4,970	217,785
CompuCredit Corporation	*	1,984	36,942
Corus Bankshares, Inc.		1,051	45,330
Cullen/Frost Bankers, Inc.		1,893	87,968
CVB Financial Corporation		2,377	52,817
Dime Community Bancshares		1,638	27,518
Downey Financial Corporation		1,038	57,048
Eastern Virginia Bankshares, Inc.		701	16,298
East-West Bancorp, Inc.		2,200	73,898
Euronet Worldwide, Inc.	*	1,056	19,768
Farmers Capital Bank Corporation		1,113	38,176
Fidelity Bankshares, Inc.		625	23,244
Fidelity Southern Corporation		1,382	21,062
Financial Federal Corporation	*	1,010	37,855
Financial Institutions, Inc.		750	16,807
First Bancorp North Carolina		429	14,466
First Bancorp Puerto Rico		1,623	78,391
First Charter Corporation		1,323	31,977
First Citizens BancShares, Inc. Class A		455	53,690
First Commonwealth Financial Corporation		3,266	44,450
First Community Bancorp		894	36,654
First Financial Bancorp		1,895	32,367
First Financial Bankshares, Inc.		830	33,333
First Financial Service Corporation		744	18,864
First Merchants Corporation		875	21,570
First Midwest Bancorp, Inc.		2,002	69,189
First National Bankshares of Florida, Inc.	†	2,442	59,951
First Niagara Financial Group, Inc.		3,541	47,379
First Oak Brook Bancshares Class A		771	23,778
First of Long Island Corporation (The)		493	21,041

See accompanying notes to schedule of investments.	93

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

First Republic Bank		691	$31,786
FirstBank NW Corporation		200	5,726
FirstFed Financial Corporation	*	723	35,340
FirstMerit Corporation		3,385	89,042
Flagstar Bancorp, Inc.		2,560	54,477
FMS Financial Corporation		500	8,015
FNB Corporation		2,305	51,010
Fremont General Corporation		3,340	77,321
Frontier Financial Corporation		1,002	35,371
Fulton Financial Corporation		4,978	106,529
Glacier Bancorp, Inc.		1,395	40,678
Gold Banc Corporation, Inc.		2,104	28,383
Greater Bay Bancorp		2,214	63,652
Greenpoint Financial Corporation		5,283	245,184
Hallwood Group, Inc.	*	100	8,400
Hancock Holding Company		1,352	42,980
Harbor Florida Bancshares, Inc.		982	30,540
Harleysville National Corporation		1,099	26,936
Harrington West Financial Group, Inc.		1,172	20,674
Heritage Financial Corporation		317	6,530
Hibernia Corporation Class A		5,811	153,469
Home City Financial Corporation		435	7,180
Home Financial Bancorp		1,122	6,956
Horizon Financial Services Corporation		450	7,200
Hudson City Bancorp, Inc.		5,104	182,417
Hudson River Bancorp, Inc.		1,717	32,589
Hudson United Bancorp		1,856	68,394
Independence Community Bank Corporation		2,857	111,566
Independent Bank Corporation (Massachusetts)		874	27,015
Independent Bank Corporation (Michigan)		807	21,789
IndyMac Bancorp, Inc.		2,524	91,369
Integra Bank Corporation		789	17,121
International Bancshares Corporation		1,964	72,177
Investors Financial Services Corporation		2,840	128,169
Irwin Financial Corporation		1,296	33,463
KNBT Bancorp, Inc.		1,653	27,837
MAF Bancorp, Inc.		1,246	53,740
Main Street Banks, Inc.	†	990	30,294
Matrix Bancorp, Inc.	*	974	12,370
MB Financial, Inc.		1,070	42,415
MCG Capital Corporation		2,000	34,720
Medallion Financial Corporation		2,518	22,788
Mercantile Bankshares
Corporation		2,891	138,652
Merchants Bancshares, Inc.		572	16,445
Metris Companies, Inc.	*	2,254	22,044
Midsouth Bancorp, Inc.		292	9,592
MidWestOne Financial Group, Inc.		583	10,727
Mitcham Industries, Inc.	*	1,100	6,772
NASB Financial, Inc.		529	20,853
National Commerce Financial Corporation		8,068	276,006
National Penn Bancshares, Inc.		1,043	33,345
NBT Bancorp, Inc.		1,480	34,676
Nelnet, Inc. Class A	*	1,351	30,235
Netbank, Inc.		2,851	28,539
New York Community Bancorp, Inc.		10,231	210,145
NewAlliance Bancshares, Inc.	†	4,700	67,445
Northern States Financial Corporation		773	21,520
Northwest Bancorp, Inc.		2,148	48,695
NSD Bancorp, Inc.		579	13,838
Ocwen Financial Corporation	*†	3,358	30,726
Old National Bancorp		2,844	70,645
Pacific Capital Bancorp		1,724	50,996
Pacific Premier Bancorp, Inc.	*	977	11,558
Park National Corporation		595	75,702
Parkvale Financial Corporation		617	16,659
Peoples Bancorp, Inc.		1,235	32,505
People’s Bank		4,006	143,134
Peoples Financial Corporation		884	15,713
PFF Bancorp, Inc.		732	28,014
Popular, Inc. (Puerto Rico)		10,516	276,571
Premier Community Bankshares, Inc.		934	16,952
Provident Bankshares Corporation		1,369	45,930
Provident Financial Services, Inc.		2,734	47,161
R&G Financial Corporation Class B (Puerto Rico)		1,556	60,139
Republic Bancorp, Inc.		3,104	47,802
Republic Bancorp, Inc. Class A		886	20,555
Riggs National Corporation		1,486	32,989
Royal Bancshares of Pennsylvania Class A		808	19,610
S&T Bancorp, Inc.		1,068	38,138
Sandy Spring Bancorp, Inc.		694	22,694
Santander Bancorp (Puerto Rico)		1,031	25,775
Shore Bancshares, Inc.		552	16,041
Silicon Valley Bancshares	*	1,438	53,450
Simmons First National Corporation Class A		911	23,303
Sky Financial Group, Inc.		4,279	106,975
South Financial Group, Inc. (The)	†	2,799	78,932
SouthFirst Bancshares, Inc.		400	6,160
Southwest Bancorp of Texas, Inc.		3,300	66,462
Sterling Bancorp, NY		673	18,205
Sterling Bancshares, Inc.		1,615	21,722
Sterling Financial Corporation (Pennsylvania)		1,247	33,469
Sterling Financial Corporation (Washington) *		1,009	35,557
Student Loan Corporation		807	114,392
Suffolk Bancorp		1,100	33,187
Susquehanna Bancshares, Inc.		2,132	52,447
TCF Financial Corporation	†	5,624	170,351
Texas Regional Bancshares, Inc. Class A		2,101	65,320
Tompkins Trustco, Inc.		550	25,459
Trustco Bank Corporation		3,435	44,037
Trustmark Corporation		2,436	75,711
UCBH Holdings, Inc.		1,826	71,342
UMB Financial Corporation		996	47,479
Umpqua Holdings Corporation		1,151	25,967

94	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

UnionBanCal Corporation		5,618	$332,642
United Bankshares, Inc.		1,725	59,771
United Community Banks, Inc.		1,490	36,162
United Tennessee Bankshares, Inc.		550	10,736
Unizan Financial Corporation		994	27,444
Valley National Bancorp		3,714	94,856
W Holding Company, Inc. (Puerto Rico)		4,065	77,235
WFS Financial, Inc.		982	45,712
Warwick Community Bancorp, Inc.		742	24,545
Washington Federal, Inc.		3,073	77,286
Washington Trust Bancorp, Inc.		960	25,104
Waypoint Financial Corporation		1,333	36,751
Webster Financial Corporation		2,123	104,855
Wesbanco, Inc.		900	26,172
Westamerica Bancorporation		1,379	75,693
Westcorp		2,053	87,294
Westfield Financial, Inc.		1,240	29,264
Whitney Holding Corporation		1,581	66,402
Wilmington Trust Corporation		2,464	89,221
Wintrust Financial Corporation		1,018	58,311
World Acceptance Corporation	*	739	17,182

			11,315,265

Beverages, Food & Tobacco—2.3%
American Italian Pasta Company Class A	†	722	18,880
Bridgford Foods Corporation		560	4,704
Central European Distribution Corporation	*†	1,065	23,792
Chalone Wine Group Ltd. (The)	*	1,160	12,204
Chiquita Brands International, Inc.	*	1,390	24,200
Coca-Cola Bottling Company Consolidated		437	23,607
Constellation Brands, Inc. Class A	*	3,679	140,023
Corn Products International, Inc.		1,583	72,976
Dean Foods Company	*	5,891	176,848
Del Monte Foods Company	*	8,205	86,070
Delta & Pine Land Company		1,668	44,619
Farmer Brothers Company		930	24,859
Flowers Foods, Inc.		1,840	47,564
Fresh Del Monte Produce, Inc. (Cayman Islands)		2,467	61,453
Gardenburger, Inc.	*	1,510	242
Green Mountain Coffee Roasters, Inc.	*	500	10,510
Griffin Land & Nurseries, Inc.	*	650	15,600
Hain Celestial Group, Inc.	*	1,426	25,212
Hansen Natural Corporation *		785	18,934
Hormel Foods Corporation		5,346	143,166
JM Smucker Company (The)		2,315	102,809
Kraft Foods, Inc. Class A	†	20,198	640,681
Lancaster Colony Corporation	†	1,390	58,609
Lance, Inc.		1,371	22,142
M&F Worldwide Corporation*		781	10,161
Margo Caribe, Inc. (Puerto Rico)	*†	1,058	$4,576
Northland Cranberries, Inc. Class A	*	266	206
Paradise, Inc.		277	5,949
Peet’s Coffee & Tea, Inc.	*†	637	14,899
PepsiAmericas, Inc.		5,592	106,807
Performance Food Group Company	*	1,907	45,196
Pilgrim’s Pride Corporation		2,916	78,965
Poore Brothers, Inc.	*	5,273	14,501
Ralcorp Holdings, Inc.	*	1,228	44,331
Robert Mondavi Corporation Class A	*	381	14,924
Sanderson Farms, Inc.		864	28,901
Scheid Vineyards, Inc. Class A	*	1,626	8,454
Seaboard Corporation		53	31,055
Smart & Final, Inc.	*	1,115	18,687
Smithfield Foods, Inc.	*	4,213	105,325
Tootsie Roll Industries, Inc.		2,000	58,440
Topps Company, Inc. (The)		2,256	22,064
Tyson Foods, Inc. Class A	†	13,682	219,186
United Natural Foods, Inc.	*	1,514	40,272
Universal Corporation		1,079	48,167
Vector Group Ltd.		2,066	31,052

			2,751,822

Building Materials—1.0%
Amcol International Corporation		1,187	22,695
Andersons, Inc.		1,051	21,913
Carbo Ceramics, Inc.		569	41,048
Champion Enterprises, Inc.	*†	2,559	26,332
Chemed Corporation		581	32,385
Chindex International, Inc.	*†	549	4,941
Comfort Systems USA, Inc.	*	2,180	14,388
Conceptus, Inc.	*†	1,047	9,706
Digi International, Inc.	*	877	10,024
Eagle Materials, Inc.		862	61,461
ElkCorp		939	26,067
EP Medsystems, Inc.	*	5,240	12,995
Florida Rock Industries, Inc.	†	1,799	88,133
Ikon Office Solutions, Inc.		5,770	69,355
Imagistics International, Inc. *		963	32,357
Ingram Micro, Inc. Class A	*	5,601	90,176
Insight Enterprises, Inc.	*	2,054	34,589
Integrated Electrical Services, Inc.	*	1,846	8,879
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	6,100
Lafarge North America, Inc.		2,507	117,553
Med-Design Corporation	*†	1,164	1,129
Microtek Medical Holdings, Inc.	*	4,250	13,430
Neoforma, Inc.	*†	886	8,249
Noland Company	†	181	7,774
Nyer Medical Group, Inc.	*	2,533	5,071
Owens & Minor, Inc.		1,623	41,224
PSS World Medical, Inc.	*	3,574	35,883
Patterson Cos., Inc.	*	2,773	212,301
Performance Technologies, Inc.	*	794	5,018
Precis, Inc.	*	3,538	10,472
Programmers Paradise, Inc.		1,787	19,979
Quanta Services, Inc.	*†	4,703	28,453
		1,387	10,541

See accompanying notes to schedule of investments.	95

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Tech Data Corporation	*†	2,208	$85,118
USG Corporation	*†	1,675	30,535

			1,246,274

Chemicals—1.5%
A. Schulman, Inc.		1,444	31,826
AEP Industries, Inc.	*	373	3,999
Airgas, Inc.		3,075	74,015
Albemarle Corporation		1,856	65,127
Applied Films Corporation	*	564	10,158
Arch Chemicals, Inc.		1,211	34,574
Atlantis Plastics, Inc. Class A	*	1,278	19,196
Cabot Corporation		2,364	91,179
Cabot Microelectronics Corporation	*†	1,050	38,062
Church & Dwight, Inc.		2,571	72,142
Crompton Corporation		4,203	39,886
Cytec Industries, Inc.		1,645	80,523
Empire Financial Holding Company	*	1,550	1,038
FMC Corporation	*	1,368	66,444
Female Health Company (The)	*	4,532	6,798
Flamemaster Corporation		900	2,722
Foamex International, Inc.	*	1,061	3,894
Georgia Gulf Corporation		1,269	56,585
HB Fuller Company		1,285	35,209
IMC Global, Inc.	*	4,510	78,429
International Smart Sourcing, Inc.	*	492	1,747
Landec Corporation	*	987	7,402
LSB Industries, Inc.	*	1,412	13,103
Lubrizol Corporation		1,590	55,014
Lyondell Chemical Company	†	6,853	153,918
MacDermid, Inc.		1,457	42,195
Millennium Chemicals, Inc.	*	2,733	57,967
Minerals Technologies, Inc.		868	51,090
Mississippi Chemical Corporation	*	1,289	97
Myers Industries, Inc.		1,717	18,801
NL Industries, Inc.		2,112	38,671
NuCo2, Inc.	*	761	14,817
Olin Corporation	†	2,797	55,940
OM Group, Inc.	*	1,147	41,934
Omnova Solutions, Inc.	*	1,179	7,109
Penford Corporation		786	13,684
Pharmos Corporation	*	6,875	19,800
PolyOne Corporation	*	4,683	35,216
Scotts Company (The) Class A	*	1,252	80,316
Sensient Technologies Corporation		2,028	43,886
Spartech Corporation		1,451	36,420
Stepan Company		767	18,247
SurModics, Inc.	*†	675	16,031
Trex Company, Inc.	*	732	32,413
Tupperware Corporation		2,380	40,412
Unifi, Inc.	*	2,629	5,994
USEC, Inc.		4,047	41,967
Valhi, Inc.		2,411	36,237
Wellman, Inc.		1,509	12,796
West Pharmaceutical Services, Inc.		1,706	35,570
Westlake Chemical Corp.	*	2,300	51,290

			1,891,890

Coal—0.3%
Arch Coal, Inc.		2,058	$73,038
Consol Energy, Inc.	†	3,731	130,175
Peabody Energy Corporation	†	2,707	161,066

			364,279

Commercial Services—5.3%
aaiPharma, Inc.	*†	1,299	2,013
Aaron Rents, Inc.		1,939	42,193
ABM Industries, Inc.		2,291	46,164
Accelrys, Inc.	*	1,146	7,472
Administaff, Inc.	*	1,143	13,373
Advisory Board Company (The)	*	950	31,920
Advo, Inc.		1,277	39,510
Affymetrix, Inc.	*†	2,525	77,543
Akamai Technologies, Inc.	*†	4,955	69,618
Ambassadors International, Inc.		524	6,623
Amerco, Inc.	*	806	30,564
AMN Healthcare Services, Inc.	*†	1,507	18,009
Amylin Pharmaceuticals, Inc.	*	3,886	79,741
Angelica Corporation		511	12,714
Antigenics, Inc.	*†	1,707	10,293
APAC Customer Services, Inc.	*	1,972	3,293
Applera Corporation Celera Genomics Group	*	3,029	35,409
Ariad Pharmaceuticals, Inc.	*	2,463	16,477
Artemis International Solutions Corporation	*	56	126
Asset Acceptance Capital Corporation	*	728	12,354
Atrix Laboratories, Inc.	*	1,014	31,120
Axonyx, Inc.	*	2,772	15,662
BISYS Group, Inc. (The)	*†	4,239	61,932
Bandag, Inc.	†	1,000	43,800
Barrett Business Services, Inc.	*	2,600	38,194
BearingPoint, Inc.	*	8,106	72,468
Bowne & Company, Inc.		1,575	20,459
Bright Horizons Family Solutions, Inc.	*	605	32,845
Brink’s Company (The)		2,360	71,201
Career Education Corporation	*†	4,168	118,496
CDI Corporation		711	14,575
Celgene Corporation	*	3,354	195,303
Central Parking Corporation		1,898	25,092
Cenveo, Inc.	*	2,792	9,772
Charles River Associates, Inc.	*	486	18,609
Ciphergen Biosystems, Inc.	*	1,500	5,850
Coinstar, Inc.	*	1,075	25,047
Consolidated Graphics, Inc.	*	777	32,556
Corinthian Colleges, Inc.	*†	3,616	48,744
Corporate Executive Board Company		1,508	92,350
Courier Corporation		544	22,674
Critical Path, Inc.	*	624	406
CuraGen Corporation	*	1,768	9,724
CV Therapeutics, Inc.	*†	1,424	17,800
Cytyc Corporation	*†	4,721	114,012
DataTRAK International, Inc.	*	2,616	26,686
DeVry, Inc.	*	2,980	61,716

96	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

DiamondCluster International, Inc. Class A	*	1,432	$17,470
Digitas, Inc.	*	3,272	25,293
Diversa Corporation	*	1,790	14,946
Dollar Thrifty Automotive Group, Inc.	*	1,058	25,741
Dun & Bradstreet Corpany	*	2,812	165,064
Duratek, Inc.	*	1,215	21,615
EGL, Inc.	*†	1,862	56,344
Edgewater Technology, Inc.	*	1,533	7,588
Education Management Corporation	*	3,087	82,238
eFunds Corporation	*	2,250	41,827
Ennis Business Forms, Inc.		1,096	23,476
EntreMed, Inc.	*	1,390	2,405
EPIQ Systems, Inc.	*†	725	11,295
eResearch Technology, Inc.	*†	2,056	27,406
Exact Sciences Corporation	*	1,250	4,125
Exelixis, Inc.	*	2,695	21,722
Exult, Inc.	*	5,350	28,141
First Aviation Services, Inc.	*	1,818	8,163
First Consulting Group, Inc.	*	3,067	14,538
Forrester Research, Inc.	*	963	14,676
FTI Consulting, Inc.	*	1,735	32,791
G&K Services, Inc. Class A		1,008	40,058
Gene Logic, Inc.	*	950	3,534
Genencor International, Inc.	*	2,250	36,112
Gen-Probe, Inc.	*	1,850	73,759
Gevity HR, Inc.	†	964	14,826
Greg Manning Auctions, Inc.	*†	952	10,653
Harris Interactive, Inc.	*	2,730	17,991
Healthcare Services Group, Inc.		761	13,668
Heidrick & Struggles International, Inc.	*	866	24,958
Hewitt Associates, Inc. Class A	*	2,378	62,922
Icos Corporation	*†	2,749	66,361
I-many, Inc.	*	952	923
Incyte Corporation	*†	3,103	29,882
Internet Capital Group, Inc.	*	49	317
iPayment, Inc.	*	692	27,791
IPIX Corporation	*†	1,344	9,865
Iron Mountain, Inc.	*	5,110	172,974
Isis Pharmaceuticals, Inc.	*†	2,216	10,858
ITT Educational Services, Inc.	*†	1,873	67,522
Jackson Hewitt Tax Service, Inc.		1,730	34,998
Jacobs Engineering Group, Inc.	*	1,989	76,159
John H. Harland Company		1,282	40,191
Kelly Services, Inc. Class A		1,173	31,331
Kforce.com, Inc.	*	298	2,497
Korn Ferry International	*	1,625	29,624
Kosan Biosciences, Inc.	*	2,000	11,520
Labor Ready, Inc.	*	1,685	23,624
Landauer, Inc.		599	28,111
Laureate Education, Inc.	*	1,886	70,197
Learning Tree International, Inc.	*	766	10,801
LECG Corporation	*	74	1,251
Lexicon Genetics, Inc.	*†	2,344	15,447
LifeCell Corporation	*	1,120	11,200
Lionbridge Technologies, Inc.	*	2,495	21,432
Luminex Corporation	*	1,070	$7,629
Magellan Health Services, Inc.	*	1,100	40,216
Management Network Group, Inc.	*	1,600	3,200
Manpower, Inc.		3,594	159,897
Maxim Pharmaceuticals, Inc.	*†	2,363	6,309
Maximus, Inc.	*	1,052	30,308
Maxygen, Inc.	*	1,231	12,175
Media Services Group, Inc.	*	469	5,417
Medical Staffing Network Holdings, Inc.	*	1,686	10,352
Memberworks, Inc.	*†	749	19,654
Midas, Inc.	*	1,278	20,704
Millennium Cell, Inc.	*	1,700	2,091
MoneyGram International, Inc.		3,271	55,869
MPS Group, Inc.	*	3,707	31,176
MPW Industrial Services Group, Inc.	*	548	1,269
MTC Technologies, Inc.	*	620	17,131
Myriad Genetics, Inc.	*	1,211	20,708
NCO Group, Inc.	*	1,315	35,439
National Processing, Inc.	*	2,280	60,466
National Research Corporation	*	1,250	19,137
Navigant Consulting, Inc.	*†	2,314	50,815
NDCHealth Corporation		1,464	23,497
NeoPharm, Inc.	*	965	8,260
NetRatings, Inc.	*	1,164	20,754
Neurogen Corporation	*	1,873	12,100
New Horizons Worldwide, Inc.	*	804	3,449
NexPrise, Inc.	*	1,730	2,162
Omnicell, Inc.	*	784	10,364
On Assignment, Inc.	*	1,243	5,519
Online Resources Corporation	*	2,780	19,738
Opsware, Inc.	*†	2,730	15,315
Oscient Pharmaceuticals Corporation	*†	3,710	13,170
Overland Storage, Inc.	*	482	6,743
PDI, Inc.	*	703	18,974
Pegasystems, Inc.	*	2,142	14,951
Perma-Fix Environmental Services	*	5,502	8,858
Per-Se Technologies, Inc.	*	1,329	18,234
Pfsweb, Inc.	*	5,683	8,524
Pharmaceutical Product Development, Inc.	*	2,369	85,284
Portfolio Recovery Associates, Inc.	*†	884	25,981
Possis Medical, Inc.	*†	1,278	20,013
Pre-Paid Legal Services, Inc.	*†	780	20,030
Presstek, Inc.	*	2,015	19,485
PRG-Schultz International, Inc.	*	1,911	10,969
Princeton Review, Inc.	*	2,409	18,067
ProsoftTraining	*	1,336	494
Ramtron International Corporation	*	1,920	5,530
RCM Technologies, Inc.	*	1,593	7,869
Regeneration Technologies, Inc.	*	807	6,472
Regis Corporation		1,818	73,120
Rent-A-Center, Inc.	*	3,377	87,329
Rent-Way, Inc.	*	1,060	7,261
Republic Services, Inc.		5,549	165,138
Res-Care, Inc.	*	1,222	14,481

See accompanying notes to schedule of investments.	97

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Resources Connection, Inc.	*	1,031	$38,951
Rewards Network, Inc.	*	1,128	7,524
Rollins, Inc.		1,935	47,001
Savient Pharmaceuticals, Inc.	*	4,700	10,810
Sequenom, Inc.	*	1,844	1,752
Service Corporation International	*	11,775	73,123
ServiceMaster Company (The)		11,827	152,095
SFBC International, Inc.	*†	576	15,155
Sitel Corporation	*	2,384	5,149
Sotheby’s Holdings, Inc. Class A	*	1,703	26,771
Sourcecorp, Inc.	*	748	16,561
Spherion Corporation	*	2,689	21,028
Standard Register Company (The)		1,650	17,325
Starcraft Corporation	*	706	5,288
StarTek, Inc.		495	15,523
Stericycle, Inc.	*	1,569	72,017
Strayer Education, Inc.	†	551	63,371
SupportSoft, Inc.	*	1,562	15,214
Symyx Technologies, Inc.	*	1,375	32,381
Synagro Technologies, Inc.	*	3,224	10,059
Tejon Ranch Company	*	763	28,727
TeleTech Holdings, Inc.	*	2,739	25,856
Telik, Inc.	*	1,749	39,003
Tetra Tech, Inc.	*	2,114	26,784
Transkaryotic Therapies, Inc.	*	1,552	27,517
TRC Companies, Inc.	*	998	18,732
Trimeris, Inc.	*†	1,214	18,271
United Rentals, Inc.	*†	3,294	52,342
UnitedGlobalCom, Inc. Class A	*†	15,071	112,580
Universal Compression Holdings, Inc.	*	1,493	50,867
Universal Technical Institute, Inc.	*	419	12,645
URS Corporation	*	1,582	42,208
Valassis Communications, Inc.	*	1,857	54,930
Varsity Group, Inc.	*†	2,748	17,999
Viad Corporation		817	19,387
Volt Information Sciences, Inc.	*	834	23,994
Waste Connections, Inc.	*†	1,590	50,371
Waste Industries USA, Inc.		1,297	14,669
Watson Wyatt & Company Holdings		1,600	42,080
Weight Watchers International, Inc.	*†	4,257	165,257
Westaff, Inc.	*	942	2,939
Wind River Systems, Inc.	*	3,206	39,113
World Fuel Services Corporation		691	24,738
Xanser Corporation	*	1,100	2,695

			6,471,622

Communications—2.0%
Ace*Comm Corporation	*	3,033	3,336
Advanced Fibre Communications, Inc.	*	3,641	57,892
Airnet Communications Corporation	*	1,320	422
AltiGen Communications, Inc.	*	4,110	10,316
American Tower Corporation Class A	*†	8,712	$133,729
Anadigics, Inc.	*	957	3,225
Andrea Electronics Corporation	*	1,298	117
Anixter International, Inc.	†	1,344	47,161
Applied Innovation, Inc.	*	500	1,455
Applied Signal Technology, Inc.		858	27,447
Arris Group, Inc.	*	2,897	15,122
Avici Systems, Inc.	*	711	4,422
Avistar Communications Corporation	*	774	697
Blonder Tongue Laboratories	*	2,285	6,512
Brillian Corporation	*	181	802
CalAmp Corporation	*	550	3,916
Carrier Access Corporation	*	1,178	8,187
C-COR.net Corporation	*	1,548	13,081
Celeritek, Inc.		600	2,064
Centillium Communications, Inc.	*	1,589	3,782
Checkpoint Systems, Inc.	*	1,442	22,452
Comtech Telecommunications	*	900	24,390
Concord Communications, Inc.	*	822	7,336
Copper Mountain Networks, Inc.	*†	198	693
Corvis Corporation	*	13,586	10,869
Crown Castle International Corporation	*	8,983	133,667
CT Communications, Inc.		1,105	15,238
Cubic Corporation		1,262	28,900
Digital Lightwave, Inc.	*	2,931	3,315
Ditech Communications Corporation	*	1,360	30,450
EndWave Corporation	*	912	11,801
Foundry Networks, Inc.	*	5,421	51,445
Glenayre Technologies, Inc.	*	2,143	3,857
Harmonic, Inc.	*	2,820	18,753
Harris Corporation		2,575	141,470
Hungarian Telephone & Cable Corporation	*	712	6,771
ID Systems, Inc.	*	1,146	16,123
Inet Technologies, Inc.	*	1,550	19,499
InterDigital Communications Corporation	*	2,093	34,158
International Electronics, Inc.	*	1,150	3,335
Inter-Tel, Inc.		1,334	28,841
InterVoice, Inc.	*	1,395	15,024
Intraware, Inc.	*	7,833	9,243
L-3 Communications Holdings, Inc.		4,065	272,355
Lifeline Systems, Inc.	*	714	17,436
McData Corporation Class A	*	4,166	20,955
MDI, Inc.	*	271	255
Metro One Telecommunications	*	1,248	2,009
Mindspeed Technologies, Inc.	*	4,010	8,020
NMS Communications Corporation	*	1,250	6,100
On2 Technologies, Inc.	*	4,620	3,049
Openwave Systems, Inc.	*	2,571	22,676
P-Com, Inc.	*	13	8
Peco II, Inc.	*	657	440

98	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Plantronics, Inc.		1,826	$78,956
Polycom, Inc.	*	4,178	82,808
Powerwave Technologies, Inc.	*†	2,064	12,714
PTEK Holdings, Inc.	*	2,174	18,631
Remec, Inc.	*	2,416	11,379
SBA Communications Corporation	*	2,230	15,610
SeaChange International, Inc.	*	959	15,334
Sirius Satellite Radio, Inc.	*†	50,419	161,341
Socket Communications, Inc.	*	1,300	3,094
Sonus Networks, Inc.	*	10,100	56,863
Spectralink Corporation		1,133	10,763
Spectrasite, Inc.	*†	2,000	93,000
Standard Microsystems Corporation	*	806	14,113
Stratex Networks, Inc.	*	2,680	6,003
Tekelec	*	2,570	42,868
Terayon Corporation	*	2,831	6,002
Titan Corporation	*	3,314	46,297
Tollgrade Communications, Inc.	*	601	5,283
Tut Systems, Inc.	*	1,350	3,699
Ulticom, Inc.	*	1,583	23,381
Universal Security Instruments, Inc.	*	200	2,110
Utstarcom, Inc.	*	3,386	54,548
Verisity Ltd.	*	1,755	12,197
Verso Technologies, Inc.	*	8,093	7,688
Viasat, Inc.	*	1,190	23,919
Westell Technologies, Inc. Class A	*	1,821	9,415
XM Satellite Radio Holdings, Inc. Class A	*†	7,421	230,199
Zhone Technologies, Inc.	*	3,916	12,022
Zix Corporation	*†	1,016	4,653
Zoom Telephonics, Inc.	*	2,712	11,173

			2,410,681

Computer Software & Processing—7.1%
3D Systems Corporation	*	1,159	13,908
Activision, Inc.	*	5,353	74,246
Actuate Corporation	*	2,084	7,357
Acxiom Corporation		3,452	81,950
Advent Software, Inc.	*	1,451	24,420
Aether Systems, Inc.	*	4,629	15,368
Agile Software Corporation	*	2,087	16,550
Alliance Data Systems Corporation	*	2,256	91,503
Alpha Technologies Group, Inc.	*	1,248	1,398
Altiris, Inc.	*†	975	30,859
America Online Latin America, Inc.	*	4,698	2,067
American Access Technologies, Inc.	*	1,400	2,618
American Software, Inc. Class A		1,950	11,739
answerthink, Inc.	*	2,851	15,253
Ansys, Inc.	*	599	29,788
Anteon International Corporation	*†	1,600	58,640
Applied Digital Solutions, Inc.	*	4,675	10,238
Applix, Inc.	*	6,241	27,460
Apropos Technology, Inc.	*	900	$2,799
Arbitron, Inc.	*	1,298	47,520
Ariba, Inc.	*	2,747	25,657
Art Technology Group, Inc.	*	4,546	4,091
Ascential Software Corporation	*	2,418	32,570
Ask Jeeves, Inc.	*†	1,997	65,322
Aspect Communications Corporation	*	2,222	22,064
Aspen Technology, Inc.	*	1,530	10,695
At Road, Inc.	*	1,948	8,221
Atari, Inc.	*	4,024	6,318
Audible, Inc.	*†	1,213	21,749
Autobytel, Inc.	*†	1,385	12,423
Avocent Corporation	*	2,007	52,242
Axeda Systems, Inc.	*	1,300	585
BEA Systems, Inc.	*	16,581	114,575
Bankrate, Inc.	*	1,084	12,184
BindView Development Corporation	*	2,010	6,673
Blue Coat Systems, Inc.	*†	536	7,718
Blue Martini Software, Inc.	*	1,636	4,466
Borland Software Corporation	*	2,936	24,516
Brady Corporation Class A		912	44,478
Braun Consulting, Inc.	*	1,600	3,680
Bsquare Corporation	*	900	558
CMGI, Inc.	*	15,258	18,462
CNET Networks, Inc.	*†	5,501	50,334
CSG Systems International, Inc.	*	2,154	33,193
CACI International, Inc. Class A	*	1,199	63,283
Cadence Design Systems, Inc.	*†	10,746	140,128
Callidus Software, Inc.	*	173	708
Captaris, Inc.	*	1,164	4,959
Carreker Corporation	*	1,681	12,792
CCC Information Services Group, Inc.	*	884	15,638
Cellular Technical Services Company, Inc.	*	500	375
Ceridian Corporation	*†	5,457	100,463
Cerner Corporation	*†	1,523	65,885
Checkfree Corporation	*†	3,357	92,888
Choicepoint, Inc.	*	3,413	145,564
Chordiant Software, Inc.	*	4,649	13,529
Ciber, Inc.	*	2,445	18,386
Clinical Data, Inc.		1,332	21,312
Cogent Communications Group, Inc.	*	1,900	646
Cognex Corporation		2,024	53,029
Cognizant Technology Solutions Corporation	*	5,278	161,032
Commerce One, Inc.	*	622	112
Computer Horizons Corporation	*	1,347	5,833
Concur Technologies, Inc.	*	2,083	21,851
Corillian Corporation	*	1,324	6,104
Corio, Inc.	*	6,432	10,034
CoStar Group, Inc.	*†	770	37,876
Covansys Corporation	*	1,478	17,056
Cybersource Corporation	*	1,281	6,187
DST Systems, Inc.	*	3,335	148,307
Dendrite International, Inc.	*	1,587	25,582
Digital Insight Corporation	*	1,463	19,941
Digital River, Inc.	*	1,127	33,562
Digital Video Systems, Inc.	*	3,839	2,415
DigitalNet Holdings, Inc.	*	443	13,385

See accompanying notes to schedule of investments.	99

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

DocuCorp International, Inc.	*	1,429	$12,146
E.piphany, Inc.	*	2,635	10,619
Earthlink, Inc.	*	5,814	59,884
EasyLink Services
Corporation Class A	*	233	275
ebix.com, Inc.	*	1,755	22,990
Echelon Corporation	*	1,770	13,948
Eclipsys Corporation	*†	1,847	28,813
eCollege.com, Inc.	*	635	6,128
Egain Communications Corporation	*	2,914	1,778
Electro Rent Corporation		951	10,499
Electronics for Imaging	*	2,169	35,225
Embarcadero Technologies, Inc.	*	1,253	10,600
eMerge Interactive, Inc. Class A	*	3,368	2,896
Enterasys Networks, Inc.	*	7,462	11,939
Entrust Technologies, Inc.	*	2,200	5,566
Epicor Software Corporation	*	1,693	20,367
eSpeed, Inc. Class A	*	1,470	14,450
Evolving Systems, Inc.	*	1,054	3,266
F5 Networks, Inc.	*	1,332	40,573
Factset Research Systems, Inc.		1,161	55,960
Fair Isaac Corporation	†	2,659	77,643
FalconStor Software, Inc.	*†	1,374	10,236
Filenet Corporation	*	1,659	28,966
FindWhat.com	*†	991	18,561
Gartner Group, Inc. Class A	*†	4,979	58,205
Geoworks Corporation	*	910	20
Gerber Scientific, Inc.	*	1,608	10,597
Google, Inc. Class A	*†	10,250	1,328,400
GraphOn Corporation	*	1,300	377
GTECH Holdings Corporation		4,774	120,878
Hickok, Inc. Class A	*	1,150	5,721
High Speed Access Corporation	*‡ð	4,200	—
Homestore, Inc.	*	6,954	16,064
Hypercom Corporation	*	1,992	14,701
HyperFeed Technologies, Inc.	*	1,614	4,439
Hyperion Solutions Corporation	*†	1,686	57,307
IDX Systems Corporation	*	1,282	41,601
iGate Capital Corporation	*	2,997	11,029
Informatica Corporation	*	3,172	18,556
Information Architects Corporation	*	81	12
Inforte Corporation	*	1,897	13,089
Infospace, Inc.	*†	1,323	62,697
InfoUSA, Inc.	*	2,708	24,128
Integral Systems, Inc.		631	12,311
Intelidata Technologies Corporation	*	1,550	527
Intellisync Corporation	*†	1,726	3,625
Interactive Data Corporation	*	3,921	73,793
Interactive Intelligence, Inc.	*	950	3,125
Intercept, Inc.	*	1,061	19,873
Intergraph Corporation	*†	1,354	36,788
Internap Network Services Corporation	*	11,691	7,833
Internet Security Systems, Inc.	*†	2,039	34,663
Intervideo, Inc.	*	501	6,012
Interwoven, Inc.	*	1,909	13,821
Intrado, Inc.	*	989	9,999
Intrusion, Inc.	*	266	$524
Island Pacific, Inc.	*	1,556	669
iVillage, Inc.	*	3,507	21,042
JDA Software Group, Inc.	*	1,257	13,601
Jack Henry & Associates, Inc.	†	3,591	67,403
Juniper Networks, Inc.	*†	20,722	489,039
Kana Software, Inc.	*	877	1,482
Keane, Inc.	*	2,632	40,428
Keynote Systems, Inc.	*	1,400	19,824
Knot, Inc. (The)	*†	2,305	8,298
Kronos, Inc.	*	1,283	56,824
LivePerson, Inc.	*	3,334	10,902
Looksmart Ltd.	*	2,500	3,675
Loudeye Technologies, Inc.	*	5,040	5,443
LQ Corp., Inc.	*	161	298
Macromedia, Inc.	*	2,508	50,361
Magma Design Automation, Inc.	*†	1,429	21,549
Manhattan Associates, Inc.	*	1,346	32,869
Mantech International Corpoartion Class A	*	568	10,633
Manugistics Group, Inc.	*	2,824	6,721
MAPICS, Inc.	*	1,006	9,104
Mapinfo Corporation	*	812	8,770
MarketWatch.com, Inc.	*†	1,263	15,775
McAfee, Inc.	*	6,724	135,152
Mediware Information Systems	*	1,089	12,796
Mentor Graphics Corporation	*	2,745	30,099
MetaSolv, Inc.	*	1,380	3,547
Micromuse, Inc.	*	2,805	10,322
MicroStrategy, Inc. Class A	*	513	21,079
Mitek Systems, Inc.	*	3,473	1,736
Mobius Management Systems, Inc.	*	878	7,946
MRO Software, Inc.	*	848	8,480
MSC.Software Corporation	*†	1,238	9,954
National Instruments Corporation	†	2,955	89,448
Navidec, Inc.	*	2,120	6,678
Navisite, Inc.	*	3,725	9,722
NAVTEQ Corp.	*	3,400	121,176
Neoware Systems, Inc.	*	900	7,470
Net Perceptions, Inc.	*	1,500	1,132
Netegrity, Inc.	*	1,352	10,154
NetFlix, Inc.	*†	2,279	35,142
NetGuru, Inc.	*	800	760
NETIQ Corporation	*	2,494	26,686
Netscout Systems, Inc.	*	1,250	6,662
Netsmart Technologies, Inc.	*	506	4,058
NIC, Inc.	*	2,450	13,132
Niku Corporation	*	1,502	22,830
Nuance Communications, Inc.	*	1,223	5,198
NVE Corporation	*†	348	11,501
Onyx Software Corporation	*	469	1,694
Open Solutions, Inc.	*	883	22,049
OpenTV Corporation	*	3,305	10,080
Packeteer, Inc.	*	1,900	20,539
PalmSource, Inc.	*	515	10,681
PDF Solutions, Inc.	*	974	11,834
Pec Solutions, Inc.	*	1,395	16,349
Perot Systems Corporation Class A	*	4,359	70,006
Phoenix Technologies Ltd.	*	3,188	15,908
Pixar, Inc.	*	2,206	174,053

100	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Plato Learning, Inc.	*	1,826	$16,142
Plumtree Software, Inc.	*	2,465	8,381
Portal Software, Inc.	*	1,535	4,191
Primus Knowledge Solutions, Inc.	*	2,793	3,268
Progress Software Corporation	*	1,323	26,328
QAD, Inc.		1,363	9,500
Quality Systems, Inc.	*	192	9,698
Quest Software, Inc.	*	3,848	42,790
RSA Security, Inc.	*†	2,331	44,988
Radiant Systems, Inc.	*	1,019	4,096
Radisys Corporation	*	961	13,406
Radview Software Ltd. (Israel)	*	1,046	199
RealNetworks, Inc.	*	5,844	27,233
Red Hat, Inc.	*†	7,252	88,764
Renaissance Learning, Inc.	†	1,354	29,341
Retek, Inc.	*	1,887	8,605
Reynolds & Reynolds Company (The) Class A		2,191	54,052
Roxio, Inc.	*†	1,146	5,890
S1 Corporation	*	2,637	21,043
Saba Software, Inc.	*	1,576	6,367
SafeNet, Inc.	*	1,099	28,992
SAFLINK Corporation	*	4,996	12,990
Salesforce.com, Inc.	*†	2,780	43,451
Sapient Corporation	*	4,601	35,106
Scientific Learning Corporation	*	3,146	17,366
SCO Group, Inc. (The)	*†	998	3,832
Secure Computing Corporation	*	1,554	11,795
SeeBeyond Technology Corporation	*	2,789	8,590
Serena Software, Inc.	*†	1,616	27,036
SmartServ Online, Inc.	*	566	572
Sonic Foundry, Inc.	*	1,200	1,908
SonicWall, Inc.	*	2,442	16,508
SportsLine.com, Inc.	*	1,978	3,382
SPSS, Inc.	*	691	9,211
SRA International, Inc. Class A	*	833	42,949
SS&C Technologies, Inc.		998	19,491
Stellent, Inc.	*	1,714	13,215
Stratasys, Inc.	*	391	12,338
Sybase, Inc.	*	3,826	52,761
Sykes Enterprises, Inc.	*	1,424	6,536
SYNNEX Corporation	*	104	1,841
Synopsys, Inc.	*	6,082	96,278
Synplicity, Inc.	*	1,050	5,418
Syntel, Inc.		1,554	25,688
Take-Two Interactive Software, Inc.	*	1,763	57,915
Talx Corporation		463	10,691
Technology Solutions Company	*	1,963	1,688
Teknowledge Corporation	*	3,449	6,415
TenFold Corporation	*	4,098	5,532
THQ, Inc.	*	1,253	24,383
3Com Corporation	*	14,502	61,198
TIBCO Software, Inc.	*	8,337	70,948
Tier Technologies, Inc. Class B	*	942	9,090
Total System Services, Inc.	†	7,802	196,922
Tradestation Group, Inc.	*	1,691	10,366
Transaction Systems
Architects, Inc. Class A	*	1,859	$34,550
Trizetto Group, Inc.	*	1,550	9,036
Tumbleweed Communications Corporation	*	2,952	7,469
Ultimate Software Group, Inc.	*	1,243	15,264
United Online, Inc.	*†	2,509	24,137
Vasco Data Security International, Inc.	*	3,805	8,257
Velocity Express Corporation	*	100	46
Verilink Corporation	*	4,538	8,123
Verint Systems, Inc.	*	1,152	42,440
VeriSign, Inc.	*†	9,396	186,792
Verity, Inc.	*	1,445	18,612
Versant Corporation	*	3,301	2,608
Versata, Inc.	*	1	2
VerticalNet, Inc.	*	1,850	2,201
Via Net.Works, Inc.	*	4,394	2,856
viaLink Company (The)	*	1,094	47
Vie Financial Group, Inc.	*	15	9
Viewpoint Corporation	*	1,141	2,624
Vignette Corporation	*	12,592	16,747
VitalWorks, Inc.	*	1,846	6,886
Vitria Technology, Inc.	*	1,150	3,576
WatchGuard Technologies, Inc.	*	1,100	5,148
Wave Systems Corporation Class A	*	3,014	2,743
Webb Interactive Services, Inc.	*	836	368
WebEx Communications, Inc.	*†	1,743	38,032
WebMD Corporation	*†	12,460	86,722
Webmethods, Inc.	*	2,154	11,459
Websense, Inc.	*†	979	40,795
XETA Technologies, Inc.	*	1,947	7,613
Zamba Corporation	*	1,400	161

			8,744,130

Computers & Information—1.6%
Advanced Digital Information Corporation	*	2,415	21,010
Authentidate Holding
Corporation	*†	1,023	6,199
Black Box Corporation		866	31,999
Brocade Communications Systems, Inc.	*	9,768	55,189
CDW Corporation		3,233	187,611
Ciprico, Inc.	*	1,658	6,118
Cirrus Logic, Inc.	*	2,947	14,057
Computer Network Technology Corporation	*	1,145	4,659
Concurrent Computer Corporation	*	1,902	3,195
Cray, Inc.	*	2,858	10,089
Crossroads Systems, Inc.	*	1,300	1,937
Dataram Corporation	*	1,175	7,825
Datawatch Corporation	*	3,500	13,475
Diebold, Inc.		2,570	120,019
Dot Hill Systems Corporation	*	1,396	11,196
Emulex Corporation	*	3,409	39,272
Ener1, Inc.	*	1,300	715
Exabyte Corporation	*	1,566	814
Extended Systems, Inc.	*	1,460	3,606
Extreme Networks, Inc.	*	4,492	19,989

See accompanying notes to schedule of investments.	101

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Focus Enhancements, Inc.	*	5,319	$8,138
General Binding Corporation	*	1,598	22,436
Global Imaging Systems, Inc.	*†	946	29,402
Global Payment Technologies, Inc.	*	1,270	5,080
InFocus Corporation	*	1,636	14,986
Interland, Inc.	*	706	2,506
Interlink Electronics, Inc.	*	1,925	15,881
Iomega Corporation		1,865	8,672
ION Networks, Inc.	*	400	96
Iteris Holdings, Inc	*	4,264	13,858
MTI Technology Corporation	*	3,844	6,804
Maxtor Corporation	*	10,146	52,759
Micros Systems, Inc.	*	858	42,960
MTM Technologies, Inc.	*	500	1,055
Netgear, Inc.	*†	1,207	14,750
Network Engines, Inc.	*	1,330	2,407
NYFIX, Inc.	*†	992	6,031
PalmOne, Inc.	*†	1,907	58,049
Paxar Corporation	*	1,972	44,725
Planar Systems, Inc.	*	786	8,811
ProQuest Company	*†	863	22,179
Quantum Corporation	*	6,682	15,435
Safeguard Scientifics, Inc.	*	4,074	7,618
Sandisk Corporation	*	6,297	183,369
Scansoft, Inc.	*	3,602	14,696
ScanSource, Inc.	*	563	35,919
Scientific Games Corporation Class A	*	2,518	48,094
SCM Microsystems, Inc.	*	1,494	4,094
Seagate Technology
(Cayman Islands)	†	16,888	228,326
Silicon Graphics, Inc.	*†	7,853	11,230
SimpleTech, Inc.	*	3,666	13,418
Storage Technology Corporation	*	4,660	117,712
TransAct Technologies, Inc.	*	889	22,981
VA Software Corporation	*	2,019	3,957
Vialstream Holdings, Inc.	*	1,000	600
Western Digital Corporation	*	8,155	71,682
Xybernaut Corporation	*	6,156	6,895
Zebra Technologies Corporation Class A	*	2,749	167,716

			1,894,301

Containers & Packaging—0.1%
Crown Holdings, Inc.	*	6,845	70,572
Silgan Holdings, Inc.		727	33,660

			104,232

Cosmetics & Personal Care—0.2%
1-800 Contacts, Inc.	*	502	7,635
Chattem, Inc.	*	873	28,154
Elizabeth Arden, Inc.	*	1,017	21,418
Estee Lauder Companies, Inc. (The) Class A		4,708	196,794
Quaker Chemical Corporation		443	10,698

			264,699

Electric Utilities—2.0%
Allete, Inc.		1,090	35,425
Alliant Energy Corporation		4,491	111,736
Aquila, Inc.	*	7,275	22,698
Avista Corporation		1,759	$31,838
Black Hills Corporation		1,621	45,031
Central Vermont Public Service Corporation		541	10,880
CH Energy Group, Inc.		694	31,785
Cleco Corporation		2,110	36,376
DPL, Inc.		5,037	103,661
Duquesne Light Holdings, Inc.		2,789	50,090
EL Paso Electric Company	*	1,748	28,090
Empire District Electric Company (The)		1,198	24,619
Energy East Corporation		5,449	137,206
Great Plains Energy, Inc.		2,828	82,436
Green Mountain Power Corporation		1,312	34,178
Hawaiian Electric Industries, Inc.		3,066	81,372
Idacorp, Inc.		1,515	44,026
MGE Energy, Inc.		860	27,365
Northeast Utilities		5,201	100,847
NRG Energy, Inc.	*	4,100	110,454
NSTAR		1,908	93,683
OGE Energy Corporation		4,245	107,101
Otter Tail Corporation		1,096	27,948
Pepco Holdings, Inc.		6,397	127,300
Plug Power, Inc.	*†	2,705	17,339
PNM Resources, Inc.		2,169	48,824
Puget Energy, Inc.		3,549	80,562
Reliant Energy, Inc.	*†	11,470	107,015
SCANA Corporation		4,432	165,491
Sierra Pacific Resources	*†	3,865	34,592
Texas Genco Holdings, Inc.		2,567	119,751
UIL Holdings Corporation		598	29,416
Unisource Energy Corporation		1,571	38,254
Unitil Corporation		1,000	27,005
Westar Energy, Inc.		2,993	60,459
Wisconsin Energy Corporation		4,175	133,183
WPS Resources Corporation †		1,432	64,426

			2,432,462

Electrical Equipment—0.9%
Active Power, Inc.	*	3,953	10,871
Acuity Brands, Inc.		1,873	44,521
Advanced Lighting Technologies, Inc.	*‡ð	973	—
Aeroflex, Inc.	*	2,811	29,712
Ametek, Inc.		2,823	85,593
Arotech Corporation	*†	4,840	7,502
Artesyn Technologies, Inc.	*	1,534	15,309
AZZ, Inc.	*	1,032	14,149
Baldor Electric Company		1,338	31,657
C&D Technologies, Inc.		1,159	22,044
Capstone Turbine Corporation	*	2,450	3,749
Cataytica Energy Systems, Inc.	*	853	1,800
Cherokee International Corporation	*	29	243
Distributed Energy Systems Corporation	*	3,757	6,838
Electro Scientific Industries, Inc.	*	1,422	24,672
Energizer Holdings, Inc.	*†	3,072	141,619
Energy Conversion Devices, Inc.	*†	782	10,369
Evans & Sutherland Computer Corporation	*	1,883	10,074
Franklin Electric Company, Inc.		902	35,719

102	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

FuelCell Energy, Inc.	*†	1,939	$19,875
Genlyte Group, Inc.	*	551	35,479
GrafTech International Ltd.	*†	3,488	48,658
JMAR Technologies, Inc.	*	2,904	3,659
Lincoln Electric Holdings, Inc.		1,487	46,632
Littelfuse, Inc.	*	909	31,388
LSI Industries, Inc.		1,084	11,317
Medis Technologies Ltd.	*†	705	7,924
Metrologic Instruments, Inc.	*	722	11,444
Moog, Inc. Class A	*	965	35,030
Powell Industries, Inc.	*	1,046	17,625
Quantum Fuel Systems Technologies Worldwide, Inc.	*	1,158	6,311
Rayovac Corporation	*	1,491	39,288
Regal-Beloit Corporation		1,273	30,794
SBS Technologies, Inc.	*	965	11,773
Servotronics, Inc.	*	705	2,538
Superconductor Technologies	*	2,084	2,272
Tech/Ops Sevcon, Inc.		720	4,277
Teleflex, Inc.		1,242	52,785
Thomas & Betts Corporation		2,000	53,640
Trans-Lux Corporation		867	5,575
Ultralife Batteries, Inc.	*	877	8,919
Universal Display Corporation	*	1,350	11,367
Universal Electronics, Inc.	*	639	10,722
Valence Technology, Inc.	*†	4,773	16,419
Vicor Corporation		1,381	13,962
Wilson Greatbatch Technologies, Inc.	*	942	16,852
Woodhead Industries, Inc.		903	12,461

			1,065,427

Electronics—3.6%
8X8, Inc.	*	3,049	11,434
AVX Corporation		7,170	84,965
Actel Corporation	*	1,140	17,328
Adaptec, Inc.	*	3,851	29,268
Advanced Energy Industries, Inc.	*	1,429	13,275
Agere Systems, Inc. Class A	*	69,296	72,761
Agilysys, Inc.		1,336	23,099
Alliance Fiber Optic Products, Inc.	*	4,818	3,758
Alliance Semiconductor Corporation	*	1,336	4,623
American Superconductor Corporation	*	1,147	14,246
AMIS Holdings, Inc.	*	850	11,492
Amkor Technology, Inc.	*	7,212	26,324
Amphenol Corporation Class A	*	3,278	112,304
Anaren, Inc.	*	813	10,943
Arrow Electronics, Inc.	*†	4,585	103,529
Artisan Components, Inc.	*	1,098	31,963
Atheros Communications, Inc.	*	41	418
Atmel Corporation	*	18,734	67,817
ATMI, Inc.	*	1,559	31,928
Ault, Inc.	*	1,200	3,648
Avanex Corporation	*	5,031	10,263
Avnet, Inc.	*	4,459	76,338
AXT, Inc.	*	946	1,400
Barnes Group, Inc.		840	23,075
Bel Fuse, Inc. Class A		546	15,315
Belden CDT, Inc.		1,896	$41,333
Benchmark Electronics, Inc.	*	1,681	50,094
Benthos, Inc.	*	790	9,662
California Micro Devices Corporation	*	746	5,767
Caliper Life Sciences, Inc.	*	867	6,095
Carlisle Companies, Inc.		1,227	78,442
Catalyst Semiconductor, Inc.	*	2,416	14,375
Catapult Communications Corporation	*	750	14,130
CellStar Corporation	*	1,370	6,246
Ceradyne, Inc.	*†	916	40,222
Ceva, Inc.	*	692	5,467
Conexant Systems, Inc.	*	20,241	32,588
Cree, Inc.	*†	3,097	94,551
CTS Corporation		1,580	19,908
Cymer, Inc.	*	1,499	42,961
Cypress Semiconductor Corporation	*	4,877	43,113
DRS Technologies, Inc.	*	1,104	41,334
DSP Group, Inc.	*	1,194	25,134
Dupont Photomasks, Inc.	*	923	15,728
EDO Corporation		1,198	33,245
Emcor Group, Inc.	*	657	24,716
Emcore Corporation	*	1,219	2,389
EMS Technologies, Inc.	*	960	16,560
ESCO Technologies, Inc.	*	612	41,469
ESS Technology	*	1,759	12,049
Esterline Technologies Corporation	*	1,049	32,089
Exar Corporation	*	1,759	24,907
Fairchild Semiconductor International, Inc.	*	4,904	69,490
Finisar Corporation	*	6,856	8,913
Flir Systems, Inc.	*	1,402	82,017
Freescale Semiconductor, Inc. Class A	*	15,700	224,510
FSI International, Inc.	*	1,480	6,186
HEI, Inc.	*	1,050	2,151
Helix Technology Corporation		1,145	15,566
HI/FN, Inc.	*	682	5,981
Hughes Supply, Inc.		2,392	71,927
Hutchinson Technology, Inc.	*	1,150	30,740
Imation Corporation		1,255	44,665
Innovex, Inc.	*	1,922	7,823
Integrated Circuit Systems, Inc.	*†	3,056	65,704
Integrated Device Technology, Inc.	*	4,196	39,988
Integrated Silicon Solutions, Inc.	*	1,270	9,233
International Rectifier Corporation	*	2,631	90,243
Intersil Corporation Class A	†	5,937	94,576
ISCO International, Inc.	*	2,000	560
IXYS Corporation	*	1,330	9,549
Kemet Corporation	*	3,408	27,571
KVH Industries, Inc.	*†	1,286	9,285
Lattice Semiconductor Corporation	*†	4,395	21,579
Lightpath Technologies, Inc. Class A	*†	1,527	7,559
Lowrance Electronics, Inc.		290	7,111
MIPS Technologies, Inc. Class A	*	2,229	12,705
MRV Communications, Inc.	*	4,568	11,420
Magnetek, Inc.	*	1,406	10,503
Mattson Technology, Inc.	*	1,761	13,542
Maxwell Technologies, Inc.	*	1,371	14,135

See accompanying notes to schedule of investments.	103

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

MEMC Electronics Materials, Inc.	*	8,582	$72,775
Mercury Computer Systems, Inc.	*†	963	25,924
Merix Corporation	*	675	6,993
Methode Electronics, Inc.		1,384	17,701
Micrel, Inc.	*	3,731	38,840
Micro Linear Corporation	*	1,440	7,668
Microchip Technology, Inc.		8,160	219,014
Microsemi Corporation	*	2,474	34,883
Mobility Electronics, Inc.	*	674	5,554
Monolithic System Technology, Inc.	*	1,252	5,434
Moscow CableCom Corporation	*	1,900	16,511
Mykrolis Corporation	*	1,830	18,428
Nu Horizons Electronics Corporaton	*	1,208	7,671
Numerex Corporation Class A	*	1,800	6,462
Omnivision Technologies, Inc.	*†	2,354	33,309
ON Semiconductor Corporation	*	9,987	31,259
Oplink Communications, Inc.	*	5,309	9,503
Optelecom, Inc.	*	819	7,322
Opti, Inc.	*	1,042	1,417
OSI Systems, Inc.	*†	867	13,959
Park Electrochemical Corporation		1,087	23,044
Pericom Semiconductor Corporation	*	1,024	9,892
Photronics, Inc.	*	1,389	23,085
Pixelworks, Inc.	*†	1,927	19,289
Plexus Corporation	*	1,884	20,799
PLX Technology, Inc.	*	1,050	7,571
Power Integrations, Inc.	*†	1,263	25,803
Proxim Corporation Class A	*	7,929	6,343
Quicklogic Corporation	*	1,050	2,541
RF Micro Devices, Inc.	*†	7,207	45,692
Rambus, Inc.	*	4,071	63,874
Reptron Electronics, Inc.	*	70	606
Research Frontiers, Inc.	*†	752	4,783
Rogers Corporation	*	803	34,119
Rudolph Technologies, Inc.	*†	814	13,626
Semtech Corporation	*	2,970	56,935
Sigmatel, Inc.	*†	798	16,926
Sigmatron International, Inc.	*	283	3,056
Silicon Image, Inc.	*	2,949	37,275
Silicon Laboratories, Inc.	*†	2,125	70,316
Silicon Storage Technology, Inc.	*	3,794	24,168
Siliconix, Inc.	*	1,202	43,068
Sipex Corporation	*	1,030	5,408
Skyworks Solutions, Inc.	*†	5,823	55,319
Somera Communications, Inc.	*	2,750	3,850
Spectrum Control, Inc.	*	1,195	8,496
Spire Corporation	*	2,500	11,975
Staktek Holdings, Inc.	*	43	168
STATS ChipPAC Ltd. ADR (Singapore)	*	454	2,715
Stratos International, Inc.	*	974	4,344
Sycamore Networks, Inc.	*	9,917	37,486
Synaptics, Inc.	*	1,058	21,329
Technitrol, Inc.	*	1,866	$36,387
Tegal Corporation	*	3,755	4,731
Teledyne Technologies, Inc.	*	1,229	30,774
Tessera Technologies, Inc.	*	1,561	34,498
Three-Five Systems, Inc.	*	930	2,548
Transmeta Corporation	*	8,599	10,835
Transwitch Corporation	*	2,483	3,129
Trident Microsystems, Inc.	*	910	9,164
Trimble Navigation Ltd.	*	2,072	65,475
Tripath Technology, Inc.	*	4,193	7,128
Triquint Semiconductor, Inc.	*	4,919	19,184
TTM Technologies, Inc.	*	1,640	14,580
Tvia, Inc.	*	4,026	6,039
Tyler Technologies, Inc.	*	1,886	16,672
Varian Semiconductor Equipment Associates, Inc.	*†	1,498	46,288
Virage Logic Corporation	*	902	11,122
Vishay Intertechnology, Inc.	*	5,616	72,446
Vitesse Semiconductor Corporation	*	8,323	22,722
Wesco International, Inc.	*	1,550	37,588
YDI Wireless, Inc.	*	2,197	5,690
Zoran Corporation	*†	1,651	25,954

			4,358,802

Entertainment & Leisure—1.2%
Alliance Gaming
Corporation	*	1,972	29,698
AMC Entertainment, Inc.	*	1,743	33,361
Argosy Gaming Company	*	1,159	45,433
Avid Technology, Inc.	*	1,237	57,978
Bally Total Fitness Holding Corporation	*	1,307	4,757
Blockbuster, Inc. Class A	†	1,250	9,488
Caesars Entertainment, Inc.	*	11,992	200,266
Callaway Golf Company	†	2,881	30,452
Cedar Fair, LP		1,000	30,650
Churchill Downs, Inc.		639	25,017
Concord Camera Corporation	*	2,863	5,325
Dover Downs Gaming & Entertainment, Inc.		2,640	27,166
Dover Motorsports, Inc.		1,645	7,057
Gaylord Entertainment Company	*	1,773	54,963
Hollywood Entertainment Corporation	*	2,228	21,990
Hollywood Media Corporation	*†	1,495	5,068
Image Entertainment, Inc.	*	300	1,242
International Speedway Corporation Class A		2,150	107,285
Jakks Pacific, Inc.	*†	925	21,275
K2, Inc.	*	2,544	36,405
Leapfrog Enterprises, Inc.	*†	1,262	25,556
Lexar Media, Inc.	*	3,143	26,370
Life Time Fitness, Inc.	*	450	11,547
Macrovision Corporation	*	2,054	49,460
Metro-Goldwyn-Mayer, Inc.	†	8,960	103,667
Multimedia Games, Inc.	*†	1,202	18,631
Nashua Corporation	*	1,542	17,039
National Lampoon, Inc.	*	1,650	13,200
Nautilus Group, Inc.	†	1,360	30,722
New Frontier Media, Inc.	*	2,079	16,029
Penn National Gaming, Inc.	*	1,643	66,377
Pinnacle Entertainment, Inc.	*	1,630	22,494
Pinnacle Systems, Inc.	*	2,430	10,133

104	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund			Shares	Value

COMMON STOCKS—(Continued)

RC2 Corporation		*	1,030	$33,887
Regal Entertainment Group Class A		†	2,743	52,391
Six Flags, Inc.		*	3,814	20,748
Sonic Solutions, Inc.		*†	890	14,525
Speedway Motorsports, Inc.			1,950	64,994
Steinway Musical Instruments, Inc.		*	683	18,578
Westwood One, Inc.		*	3,878	76,668
WMS Industries, Inc.		*†	1,270	32,626
World Wrestling Entertainment, Inc.			1,031	12,599

				1,493,117

Financial Services—6.1%
Accredited Home Lenders Holding Company		*	1,079	41,563
Affiliated Managers Group		*†	1,356	72,600
AG Edwards, Inc.			3,202	110,853
Alliance Capital Management Holdings, Inc.			1,950	69,225
American Home Mortgage Investment Corporation REIT			1,617	45,195
Ameritrade Holding Corporation		*	15,954	191,608
AmNet Mortgage, Inc.		*	530	4,187
Ampal American Israel Corporation Class A		*	1,392	4,802
Anworth Mortgage Asset Corporation REIT			1,755	19,972
Berkshire Hathaway, Inc. Class A		*	47	4,072,550
BlackRock, Inc.			706	51,884
Capital Trust Class A			503	14,637
CapitalSource, Inc.		*†	3,392	75,777
Catskill Litigation Trust		*‡ð	583	—
Certegy, Inc.			2,738	101,881
CharterMac			1,905	41,891
Cherokee, Inc.			995	23,741
Chicago Mercantile Exchange		†	1,305	210,497
Diamond Hill Investment Group, Inc.		*	1,311	12,061
Doral Financial Corporation (Puerto Rico)		†	4,428	183,629
Eaton Vance Corporation			2,902	117,212
E-Loan, Inc.		*	2,150	4,580
ePresense, Inc.		*‡ð	1,173	—
Equitex, Inc.		*	3,170	1,902
First Marblehead Corporation (The)		*†	1,600	74,240
Friedman Billings Ramsey
Group, Inc. Class A		†	6,080	116,128
Gabelli Asset Management, Inc. Class A			559	23,953
Gables Residential Trust REIT			1,323	45,180
HomeBanc Corp. REIT		*	1,580	14,220
Inland Real Estate Corp. REIT			2,600	38,090
Instinet Group, Inc.		*	8,971	45,124
Integrated Telecom Express, Inc.		‡ð	1,103	—
Investment Technology Group, Inc.		*	2,079	31,809
Jefferies Group, Inc.			2,339	80,625
Kent Financial Services, Inc.		*	2,200	4,510
Kilroy Realty Corporation REIT			1,317	50,086
Kirlin Holding Corporation		*	1,061	3,183
Knight Trading Group, Inc.		*†	4,630	$42,735
LaBranche & Company, Inc.		*	2,588	21,869
Legg Mason, Inc.			4,046	215,504
Macerich Company (The) REIT			2,360	125,764
Meristar Hospitality Corporation REIT		*	3,449	18,797
MFA Mortgage Investments, Inc. REIT			2,740	25,235
New Century Financial Corporation			1,562	94,064
Nuveen Investments, Inc. Class A			3,524	104,310
Pennsylvania REIT			1,511	58,415
ProcureNet, Inc.		*‡ð	896	—
PS Business Parks, Inc. REIT			823	32,797
Raymond James Financial, Inc.			3,031	73,108
Reckson Associates Realty
Corporation REIT			2,413	69,374
Rouse Company (The) REIT			3,643	243,644
Saxon REIT, Inc. REIT		*	1,296	27,864
SEI Investments Company			4,129	139,065
Siebert Financial Corporation		*	1,470	4,748
Starbiz Corporation		*‡ð	5	—
Strategic Hotel Capital, Inc. REIT			1,200	16,224
Suburban Lodges of America		*‡ð	1,986	—
SumTotal Systems, Inc.		*†	1,899	9,400
Sutter Holding Company, Inc.		*	850	3,995
SWS Group, Inc.		†	882	14,183
Value Line, Inc.			573	21,201
Waddell & Reed Financial, Inc. Class A			3,322	73,084
Westwood Holdings Group, Inc.			1,768	32,496
WilTel Communications, Inc.	*‡ð		1,973	—

				7,467,271

Food Retailers—0.4%
7-Eleven, Inc.		*	4,501	89,930
Arden Group, Inc. Class A			260	22,100
Fresh Brands, Inc.			1,871	14,500
Panera Bread Company Class A		*†	1,250	46,925
Pantry, Inc. (The)		*	1,200	30,204
Pathmark Stores, Inc.		*	950	4,608
Ruddick Corporation			1,968	38,652
Weis Markets, Inc.			1,142	38,691
Whole Foods Market, Inc.		†	2,519	216,105
Wild Oats Markets, Inc.		*	1,310	11,318

				513,033

Forest Products & Paper—0.8%
American Woodmark
Corporation			800	29,620
Bowater, Inc.			2,020	77,144
Buckeye Technologies, Inc.		*	2,191	24,430
Caraustar Industries, Inc.		*	1,610	27,000
Chesapeake Corporation			815	19,576
Deltic Timber Corporation			724	28,808
Fibermark, Inc.		*	843	46
Glatfelter			1,741	21,571
Graphic Packaging Corp.		*	5,000	32,400
Greif, Inc. Class A			826	34,816
Longview Fibre Company			2,325	35,456

See accompanying notes to schedule of investments.	105

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Martin Marietta Materials, Inc.		1,647	$74,560
Packaging Corporation of America		3,780	92,497
Playtex Products, Inc.	*	2,560	16,128
Pope & Talbot, Inc.		895	15,752
Potlatch Corporation		1,352	63,287
Rock-Tenn Company Class A		1,450	22,823
Schweitzer-Mauduit International, Inc.		724	23,458
Smurfit-Stone Container Corporation		10,013	193,952
Sonoco Products Company		3,084	81,541
United Stationers, Inc.	*	949	41,187
US Home Systems, Inc.	*	1,292	8,966
Wausau-Mosinee Paper Corporation		1,903	31,685

			996,703

Health Care Providers—2.1%
Accredo Health, Inc.	*	2,188	51,571
Alliance Imaging, Inc.	*	1,820	13,595
American Healthways, Inc.	*†	1,362	39,648
Amsurg Corporation	*	1,423	30,139
Apria Healthcare Group, Inc.	*†	2,102	57,280
Beverly Enterprises, Inc.	*	4,439	33,603
Community Health Systems, Inc.	*	4,283	114,270
Covance, Inc.	*	2,500	99,925
Coventry Health Care, Inc.	*†	3,413	182,152
Cross Country Healthcare, Inc.	*	1,340	20,770
CryoLife, Inc.	*†	937	6,803
DaVita, Inc.	*	3,841	119,647
Edwards Lifesciences Corporation	*	2,206	73,901
Enzo Biochem, Inc.	*	1,289	19,335
Enzon Pharmaceuticals, Inc.	*	1,766	28,168
First Health Group Corporation	*	3,528	56,766
Genesis HealthCare Corporation	*	975	29,650
Hooper Holmes, Inc.		4,139	18,543
Immunomedics, Inc.	*	2,141	5,567
IMPAC Medical Systems, Inc.	*	393	5,247
Interleukin Genetics, Inc.	*	2,825	8,616
Inveresk Research Group, Inc.	*	1,587	58,544
Kindred Healthcare, Inc.	*	1,800	43,920
Laboratory Corp. of America Holdings	*	5,576	243,783
LCA-Vision, Inc.		1,002	25,842
LifePoint Hospitals, Inc.	*†	1,555	46,666
Lincare Holdings, Inc.	*	3,770	112,007
Matria Healthcare, Inc.	*†	580	16,420
National Healthcare Corporation		431	12,284
NeighborCare, Inc.	*	1,684	42,689
Nektar Therapeutics	*	3,138	45,438
NovaMed, Inc.	*	1,250	5,275
OCA, Inc.	*†	2,134	10,115
Odyssey HealthCare, Inc.	*†	1,593	28,276
Pacificare Health Systems	*	3,451	126,652
Pediatrix Medical Group, Inc.	*†	1,091	59,841
Prime Medical Services, Inc.	*	1,330	9,603
Province Healthcare Company	*	2,038	$42,635
Psychemedics Corporation		302	3,624
Psychiatric Solutions, Inc.	*	531	13,461
RehabCare Group, Inc.	*	740	17,042
Renal Care Group, Inc.	*	2,668	85,990
Sagemark Companies Ltd.	*	1,088	3,362
Select Medical Corporation		4,473	60,072
Sierra Health Services, Inc.	*	1,238	59,337
Specialty Laboratories, Inc.	*	1,183	12,422
Sunrise Senior Living, Inc.	*†	975	34,242
Symbion, Inc.	*	695	11,193
Triad Hospitals, Inc.	*	2,908	100,152
U.S. Physical Therapy, Inc.	*	1,300	17,667
United Surgical Partners International, Inc.	*	1,276	43,831
Universal Health Services, Inc. Class B		2,104	91,524
VCA Antech, Inc.	*†	3,444	71,050
VistaCare, Inc. Class A	*†	702	10,748

			2,580,903

Heavy Construction—0.5%
Blount International, Inc.	*	1,533	20,082
Granite Construction, Inc.		1,890	45,171
Hovnanian Enterprises, Inc.	*†	2,378	95,358
Lennar Corporation Class A		6,066	288,742
Levitt Corporation Class A		763	17,900
M/I Schottenstein Homes, Inc.		611	25,931
McDermott International, Inc.	*	2,759	32,556
McGrath Rentcorp		458	16,740
WCI Communities, Inc.	*	1,922	44,783
William Lyon Homes, Inc.	*	333	29,604

			616,867

Heavy Machinery—2.5%
Ablest, Inc.	*	850	5,355
Actuant Corporation Class A	*	1,011	41,663
Agco Corporation	*	3,628	82,065
Ampco-Pittsburgh Corporation		1,503	19,930
Applied Industrial Technologies, Inc.		915	32,702
Astec Industries, Inc.	*	822	15,717
Asyst Technologies, Inc.	*	1,783	9,111
Aviall, Inc.	*	1,366	27,866
Axcelis Technologies, Inc.	*	4,096	33,915
Briggs & Stratton Corporation		911	73,973
Brooks Automation, Inc.	*	1,835	25,965
Bucyrus International, Inc. Class A	*	490	16,464
Cooper Cameron Corporation	*	1,843	101,070
Crown Andersen, Inc.	*	1,950	3,335
Donaldson Company, Inc.		3,350	95,107
Dril-Quip, Inc.	*	989	22,055
Dycom Industries, Inc.	*	2,077	58,966
Electroglas, Inc.	*	3,991	11,893
Engineered Support Systems, Inc.	†	972	44,362
EnPro Industries, Inc.	*	981	23,681
Entegris, Inc.	*	3,195	26,646
Fedders Corporation		1,828	7,477
Flowserve Corporation	*	2,375	57,428
FMC Technologies, Inc.	*	2,696	90,046
Gardner Denver, Inc.	*	918	25,309
Genus, Inc.	*	1,227	2,699
Graco, Inc.		2,464	82,544

106	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Grant Prideco, Inc.	*	4,754	$97,409
Hurco Companies, Inc.	*	300	4,017
Hydril	*	795	34,145
Idex Corporation		1,823	61,909
Insituform Technologies, Inc. Class A	*	1,223	22,833
Joy Global, Inc.		2,045	70,307
Kadant, Inc.	*	722	13,256
Kaydon Corporation	†	1,423	40,940
Kennametal, Inc.		1,319	59,553
Knight Transportation, Inc.	*	2,587	55,414
Kulicke and Soffa Industries, Inc.	*	2,009	11,351
Lam Research Corporation	*†	5,226	114,345
Lennox International, Inc.	†	2,437	36,409
Lindsay Manufacturing Company		809	21,705
Manitowoc Company		1,262	44,751
Matrix Service Company	*	1,379	7,060
Modine Manufacturing Company		1,208	36,373
MPM Technologies, Inc.	*	950	347
NACCO Industries, Inc. Class A		310	26,707
National-Oilwell, Inc.	*†	3,273	107,551
Nordson Corporation		1,522	52,250
Oil States International, Inc.	*	2,027	37,905
Oilgear Company (The)	*	1,300	6,052
Paragon Technologies, Inc.	*	300	2,832
Pentair, Inc.		4,018	140,268
Robbins & Myers, Inc.		868	19,096
Sauer-Danfoss, Inc.		2,172	37,098
Semitool, Inc.	*	1,060	8,045
SPX Corporation		2,845	100,713
Standex International Corporation		724	17,738
Stewart & Stevenson Services		1,366	24,137
Tecumseh Products Company Class A		713	29,853
Tennant Company		641	25,980
Terex Corporation	*†	2,063	89,534
Thomas Industries, Inc.		955	29,987
Timco Aviation Services, Inc.	*	108	43
Timken Company		3,703	91,168
Toro Company		1,085	74,106
TurboChef Technologies, Inc.	*†	2,982	14,314
Ultratech, Inc.	*	972	15,231
UNOVA, Inc.	*†	2,374	33,355
Varian Medical Systems, Inc.	*	5,514	190,619
Watsco, Inc.		953	28,619
Willis Lease Finance Corporation	*	1,234	9,496
WJ Communications, Inc.	*	4,940	12,054
Woodward Governor Company		408	27,536
York International Corporation		1,292	40,814

			3,062,569

Home Construction, Furnishings &
Appliances—1.9%
American Technology Corporation	*†	3,686	21,195
Applica, Inc.	*	1,507	6,088
Bassett Furniture Industries, Inc.		540	10,195
BE Aerospace, Inc.	*	1,554	14,141
Beazer Homes USA, Inc.	†	499	$53,338
Brookfield Homes Corporation		1,218	32,094
Digital Theater Systems, Inc.	*	755	13,779
Dominion Homes, Inc.	*	650	15,483
DR Horton, Inc.		9,147	302,857
Ethan Allen Interiors, Inc.		1,551	53,897
Fossil, Inc.	*	2,654	82,115
Furniture Brands International, Inc.	†	1,832	45,947
Gemstar-TV Guide International, Inc.	*	16,222	91,654
Harman International Industries, Inc.		2,728	293,942
Helen of Troy Ltd.	*	1,333	36,284
Herman Miller, Inc.		3,156	77,795
Hillenbrand Industries, Inc.		2,367	119,605
HNI Corporation		2,213	87,591
Kimball International, Inc. Class B		1,500	20,820
Kinetic Concepts, Inc.	*	1,915	100,633
Layne Christensen Company	*†	1,560	23,509
La-Z-Boy, Inc.	†	1,875	28,463
MDC Holdings, Inc.		1,301	95,103
Meritage Corporation	*	450	35,370
Movado Group, Inc.		878	14,926
National Presto Industries, Inc.		236	9,870
NVR, Inc.	*	232	127,832
Palm Harbor Homes, Inc.	*†	1,182	19,917
Parkervision, Inc.	*†	1,053	4,159
Rowe Furniture Corporation	*	971	4,952
Ryland Group, Inc.	†	926	85,803
Salton, Inc.	*†	702	4,423
Select Comfort Corporation	*†	1,403	25,535
Skyline Corporation		321	12,856
Standard-Pacific Corporation		1,284	72,379
Steelcase, Inc. Class A		1,992	27,888
Technical Olympic USA, Inc.	†	1,435	40,524
Tempur-Pedic International, Inc.	*	1,347	20,192
Toll Brothers, Inc.	*	2,966	137,415
Virco Manufacturing Corporation	*	799	6,072
Walter Industries, Inc.		2,141	34,299

			2,310,940

Household Products—0.4%
Anchor Glass Container Corporation		1,305	10,714
Apogee Enterprises, Inc.		1,250	16,163
Charles & Colvard Ltd.	*	1,406	12,007
Ferro Corporation		1,818	39,651
Gentex Corporation		2,938	103,212
Kronos Worldwide, Inc.		631	25,052
Lazare Kaplan International	*	1,140	8,881
Libbey, Inc.		750	14,025
Owens-IIlinois, Inc.	*	6,065	97,040
RPM, Inc.		4,833	85,302
Valspar Corporation		2,013	93,967

			506,014

Industrial—Diversified—0.3%
Blyth, Inc.		1,840	56,856
Daktronics, Inc.	*	690	16,871
Identix, Inc.	*	3,461	23,050
Roper Industries, Inc.		1,490	85,615
Russ Berrie & Company, Inc.		1,157	23,314

See accompanying notes to schedule of investments.	107

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Shuffle Master, Inc.	*†	1,020	$38,209
Yankee Candle Company, Inc.	*†	2,153	62,351
Zomax, Inc. MN	*	4,620	14,830

			321,096

Insurance—4.5%
21st Century Insurance Group		3,700	49,395
Alfa Corporation		3,608	50,368
Alleghany Corporation	*	287	78,322
Allmerica Financial Corporation	*	2,347	63,087
American Financial Group, Inc.	†	2,877	85,994
American Independence Corporation	*	430	6,429
American Medical Security Group, Inc.	*	775	24,792
American National Insurance		946	91,563
American Physicians Capital, Inc.	*	361	11,054
Amerigroup Corporation	*	976	54,900
AmerUs Group Company		1,581	64,821
Arch Capital Group Ltd. (Bermuda)	*	1,428	55,606
Argonaut Group, Inc.	*	1,388	25,914
Arthur J. Gallagher & Company	†	3,510	116,286
Assurant, Inc.		4,178	108,628
Baldwin & Lyons, Inc. Class B		946	23,877
Bristol West Holdings, Inc.		646	11,072
Brown & Brown, Inc.		2,819	128,828
Centene Corporation	*	986	41,984
Clark, Inc.	*	1,175	15,910
CNA Financial Corporation	*	9,162	219,980
CNA Surety Corporation	*	1,486	15,752
Commerce Group, Inc.		1,343	65,001
Conseco, Inc.	*†	3,810	67,285
Crawford & Company Class B		1,891	12,670
Danielson Holding Corporation	*	4,079	24,841
Delphi Financial Group, Inc. Class A		1,298	52,141
Donegal Group, Inc. Class B		428	8,226
EMC Insurance Group, Inc.		341	7,164
Erie Indemnity Company Class A		1,924	98,162
FBL Financial Group, Inc. Class A		1,276	33,418
Fidelity National Financial, Inc.		6,738	256,718
First American Corporation		2,670	82,316
Gainsco, Inc.	*	385	381
Genworth Financial, Inc. Class A	*	19,030	443,399
Great American Financial Resources, Inc.		1,717	26,253
Harleysville Group, Inc.		1,352	27,932
HCC Insurance Holdings, Inc.		2,667	80,410
Health Net, Inc.	*†	4,359	107,754
HealthExtras, Inc.	*	1,865	25,998
Hilb Rogal & Hobbs Company		1,605	58,133
Horace Mann Educators Corporation		2,001	35,178
Independence Holding Company		963	17,016
Infinity Property & Casualty Corp.		810	23,919
Kansas City Life Insurance Company		903	$38,441
LabOne, Inc.	*	993	29,025
Landamerica Financial Group, Inc.		845	38,448
Leucadia National Corporation		2,887	163,549
Markel Corporation	*	373	115,033
Mercury General Corporation		2,169	114,718
National Financial Partners Corporation		1,496	53,527
Nationwide Financial Services Class A		2,045	71,800
Navigators Group, Inc.	*	939	27,456
Odyssey Re Holdings Corporation	†	2,505	55,561
Ohio Casualty Corporation	*	2,336	48,892
Old Republic International Corporation		6,793	170,029
PMI Group, Inc. (The)		3,639	147,671
Philadelphia Consolidated Holding Corporation	*	854	47,072
Phoenix Companies, Inc. (The)	†	4,217	43,941
PMA Capital Corporation Class A	*	1,826	13,786
Presidential Life Corporation		1,145	19,671
ProAssurance Corporation	*†	1,308	45,806
Protective Life Corporation		2,831	111,287
Radian Group, Inc.		3,564	164,764
Reinsurance Group of America, Inc.		2,541	104,689
RLI Corporation		1,164	43,708
Selective Insurance Group		1,061	39,469
Southern Security Life Insurance Company	*	1,181	4,553
Stancorp Financial Group, Inc.		1,050	74,760
State Auto Financial Corporation		1,488	43,078
Stewart Information Services Corporation		879	34,633
Transatlantic Holdings, Inc.		2,605	141,582
Triad Guaranty, Inc.	*	692	38,392
UICI		1,944	63,647
United American Healthcare Corporation	*	4,252	21,855
United Fire & Casualty Company		426	24,423
Unitrin, Inc.		2,607	108,373
Universal American Financial Corporation	*	2,872	37,135
USI Holdings Corporation	*†	2,330	31,805
WellChoice, Inc.	*	2,287	85,374
Wesco Financial Corporation		143	50,265
WR Berkley Corporation		3,360	141,658
Zenith National Insurance Corporation		999	42,268

			5,551,021

Lodging—1.0%
Ameristar Casinos, Inc.		1,350	40,838
Aztar Corporation	*	1,550	41,075
Boca Resorts, Inc. Class A	*	1,938	35,989
Boyd Gaming Corporation		2,619	73,725
Choice Hotels International, Inc.		1,508	86,846
Empire Resorts, Inc.	*†	583	4,373
International Leisure Hosts Ltd.	*	1,200	7,200

108	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Isle of Capri Casinos, Inc.	*	1,251	$24,232
John Q. Hammons Hotels, Inc.	*	1,300	14,274
La Quinta Corporation	*	7,162	55,864
MGM Mirage, Inc.	*†	5,542	275,160
Mandalay Resort Group	†	2,626	180,275
Marcus Corporation		905	17,620
Prime Hospitality Corporation	*	1,820	22,149
ShoLodge, Inc.	*	850	3,910
Station Casinos, Inc.		2,465	120,884
Vail Resorts, Inc.	*	1,491	26,942
Wynn Resorts Ltd.	*†	2,755	142,406

			1,173,762

Media—Broadcasting & Publishing—5.7%
4Kids Entertainment, Inc.	*	606	12,241
Acme Communications, Inc.	*	1,200	7,140
American Greetings Corporation Class A	*	2,700	67,824
Banta Corporation		1,075	42,731
Beasley Broadcasting Group, Inc. Class A	*	1,150	18,055
Belo Corporation Class A		4,151	93,564
Cablevision Systems Corporation Class A	*†	9,244	187,468
Charter Communications, Inc. Class A	*†	11,237	29,890
Citadel Broadcasting Corporation	*	3,126	40,075
COX Communications, Inc. Class A	*	22,961	760,698
COX Radio, Inc. Class A	*†	1,753	26,155
Crown Media Holdings, Inc.	*	4,399	36,732
Cumulus Media, Inc. Class A	*	2,174	31,284
Dex Media, Inc.	*†	5,900	124,903
DIRECTV Group, Inc. (The)	*	52,495	923,387
EchoStar Communications Corporation Class A	*	9,557	297,414
Emmis Communications Corporation Class A	*	2,170	39,190
Entercom Communications Corporation	*	1,873	61,172
Entravision Communications Corporation Class A	*	2,853	21,711
EW Scripps Company Class A	†	6,154	294,038
Fox Entertainment Group, Inc. Class A	*	16,471	456,906
Granite Broadcasting Corporation	*	5,454	1,254
Gray Television, Inc.		1,838	21,872
Harte-Hanks, Inc.		3,509	87,760
Hearst-Argyle Television, Inc.		1,654	40,440
Hollinger International, Inc.		3,614	62,486
IAC/InterActiveCorp	*†	26,886	592,030
Information Holdings, Inc.	*	1,083	29,490
Insight Communications Company, Inc.	*†	1,885	16,588
John Wiley & Sons Class A		2,491	79,587
Journal Communications, Inc. Class A		1,850	32,449
Journal Register Company	*	1,818	34,360
Lee Enterprises, Inc.		1,974	91,475
Liberty Corporation		936	37,197
Liberty Media Corporation Class A		112,604	$981,907
Liberty Media International, Inc. Class A	*	6,325	211,015
LIN TV Corporation Class A	*	1,419	27,642
Lodgenet Entertainment Corporation	*	1,250	16,500
McClatchy Company Class A		1,801	127,565
Media General, Inc. Class A		953	53,320
Mediacom Communications Corporation	*	3,433	22,417
Pac-West Telecomm, Inc.	*	5,563	5,007
Paxson Communications Corporation	*	6,180	8,343
Pegasus Communications Corporation	*†	694	5,205
Playboy Enterprises, Inc. Class B	*	1,251	12,560
Price Communications Corporation	*	2,063	31,461
Primedia, Inc.	*	13,953	32,790
Pulitzer, Inc.		453	22,378
Radio One, Inc. Class A	*	4,327	61,833
Radio Unica Communications Corporation	*‡ð	1,900	—
Readers Digest Association, Inc. (The)		3,917	57,149
Regent Communications, Inc.	*	3,610	20,433
RH Donnelley Corporation	*†	1,410	69,598
Salem Communications Corporation Class A	*	850	21,522
Scholastic Corporation	*	1,425	44,018
Sinclair Broadcast Group, Inc. Class A		2,050	14,965
Spanish Broadcasting System, Inc. Class A	*	1,300	12,792
Speedus Corporation	*	4,207	7,951
Tivo, Inc.	*†	2,696	17,848
Washington Post Class B		378	347,760
Worldgate Communications	*	3,160	5,309
Young Broadcasting, Inc. Class A	*	831	9,033
YouthStream Media Networks, Inc.	*	1,159	301

			6,948,188

Medical Equipment & Supplies—1.1%
Abaxis, Inc.	*	750	9,758
Abiomed, Inc.	*†	886	7,841
Aclara BioSciences, Inc.	*	5,300	20,935
ADE Corporation	*	968	16,490
Advanced Medical Optics, Inc.	*†	1,196	47,326
Aetrium, Inc.	*	614	3,150
Aksys Ltd.	*†	997	4,736
Amcast Industrial Corporation	*	2,530	1,746
Aradigm Corporation	*	6,324	8,095
Arrow International, Inc.		1,706	51,009
August Technology Corporation	*	689	4,733
Avigen, Inc.	*	1,010	3,767
Axsys Technologies, Inc.	*	885	12,301
BEI Technologies, Inc.		501	13,727
Bioject Medical Technologies, Inc.	*	4,491	4,850
Biolase Technology, Inc.	†	765	6,242

See accompanying notes to schedule of investments.	109

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

BioVeris Corporation	*	1,072	$6,657
Britesmile, Inc.	*†	1,080	11,686
Bruker BioSciences Corporation	*	4,038	13,971
Cardiodynamics International Corporation	*	1,872	8,611
CardioGenesis Corporation	*	1,202	595
Cerus Corporation	*	1,011	2,437
ChromaVision Medical Systems, Inc.	*	3,308	2,944
Coherent, Inc.	*	1,348	34,967
Cohu, Inc.		859	12,696
Cole National Corporation	*	679	18,815
Cooper Companies, Inc.	†	1,182	81,026
Curon Medical, Inc.	*	4,729	5,155
Cygnus, Inc.	*	1,180	142
Dade Behring Holdings, Inc.	*	1,561	86,976
Electro-Sensors, Inc.		2,581	10,350
Excel Technology, Inc.	*	562	14,511
Faro Technologies, Inc.	*	454	9,234
Formfactor, Inc.	*	1,418	27,467
Frequency Electronics, Inc.		822	10,563
HealthTronics Surgical Services, Inc.	*†	1,200	8,616
Hologic, Inc.	*	1,347	25,957
II-VI, Inc.	*	342	11,973
Illumina, Inc.	*	1,280	7,565
Integra LifeSciences Holdings Corporation	*	1,190	38,211
Intermagnetics General Corporation	*	997	23,081
Intest Corporation	*	950	7,391
Intuitive Surgical, Inc.	*	1,610	39,848
Ixia	*	2,330	22,648
Meade Instruments Corporation	*	1,640	5,100
Mechanical Technology, Inc.	*	957	3,847
Medwave, Inc.	*	2,500	12,000
Mesa Laboratories, Inc.		1,200	14,268
Micro Therapeutics, Inc.	*	4,830	20,528
Molecular Devices Corporation	*	909	21,425
MTS Systems Corporation		893	18,976
Nanogen, Inc.	*†	2,280	8,732
OI Corporation	*	1,600	14,160
Orbit International Corporation	*	2,250	14,650
Orthologic Corporation	*	1,517	10,680
OYO Geospace Corporation	*	550	8,993
Palomar Medical Technologies, Inc.	*	1,117	24,485
Pharmanetics, Inc.	*	5,219	2,035
Physiometrix, Inc.	*	3,187	6,345
PPT Vision, Inc.	*	800	608
Q-Med, Inc.	*†	1,635	11,772
Resmed, Inc.	*	1,517	72,224
Sola International, Inc.	*	1,407	26,803
Somanetics Corporation	*	1,352	17,779
Spectranetics Corporation	*	1,446	7,389
Staar Surgical Company	*†	848	2,798
Sybron Dental Specialties, Inc.	*	1,583	46,999
Synovis Life Technologies, Inc.	*	957	9,149
Theragenics Corporation	*	1,492	5,446
Thermogenesis	*	4,317	20,722
TriPath Imaging, Inc.	*	1,740	14,233
Valentis, Inc.	*†	1,630	$4,336
Ventana Medical Systems, Inc.	*	708	35,712
Viasys Healthcare, Inc.	*	1,381	23,104
Vivus, Inc.	*	1,400	6,300
White Electronic Designs Corporation	*	2,284	11,192
X-Rite, Inc.		891	12,982
Young Innovations, Inc.		677	22,341
Zevex International, Inc.	*	600	3,539
Zygo Corporation	*	967	9,796

			1,312,247

Medical Supplies—1.6%
Advanced Neuromodulation Systems, Inc.	*†	748	22,702
Align Technology, Inc.	*†	2,449	37,421
American Medical Systems Holdings, Inc.	*	1,500	54,405
Analogic Corporation		594	24,764
ArthoCare Corporation	*†	852	24,955
Beckman Coulter, Inc.		2,273	127,561
Bio-Rad Laboratories, Inc. Class A	*	1,088	55,597
Biosite, Inc.	*†	725	35,496
Closure Medical Corporation	*	682	9,712
Conmed Corporation	*	1,363	35,847
Credence Systems Corporation	*	3,351	24,127
CTI Molecular Imaging, Inc.	*	2,179	17,585
Cuno, Inc.	*	648	37,422
Cyberonics, Inc.	*†	956	19,560
Datascope Corporation		557	20,776
Dentsply International, Inc.		3,085	160,235
Diametrics Medical, Inc.	*	1,731	312
Dionex Corporation	*	1,031	56,396
DJ Orthopedics, Inc.	*	730	12,885
FEI Company	*	1,368	27,032
Haemonetics Corporation	*	1,158	38,029
Hanger Orthopedic Group, Inc.	*	1,083	5,426
ICU Medical, Inc.	*†	606	15,780
Inamed Corporation	*	1,420	67,691
Input/Output, Inc.	*	2,427	25,022
Invacare Corporation		1,334	61,364
Invision Technologies, Inc.	*	770	34,642
Ionics, Inc.	*†	1,141	30,807
Itron, Inc.	*	956	16,682
Kensey Nash Corporation	*†	867	22,707
Kopin Corporation	*	2,431	9,894
Kyphon, Inc.	*	1,594	39,499
LTX Corporation	*	2,405	13,011
MKS Instruments, Inc.	*	2,455	37,611
Mentor Corporation		1,961	66,046
Merit Medical Systems, Inc.	*	1,179	17,815
Mine Safety Appliances Company		1,445	58,840
Newport Corporation	*	1,615	18,524
Novoste Corporation	*	847	1,389
Oakley, Inc.		2,901	34,522
Ocular Sciences, Inc.	*	1,152	55,261
Osteotech, Inc.	*	1,499	5,906
Photon Dynamics, Inc.	*	659	13,378
PolyMedica Corporation	†	960	29,568
Respironics, Inc.	*	1,530	81,763
Steris Corporation	*	2,757	60,489
Techne Corporation	*	1,737	66,319

110	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Therma-Wave, Inc.	*	758	$2,577
Thoratec Corporation	*†	2,307	22,193
Urologix, Inc.	*	1,050	6,636
Visx, Inc.	*	2,010	41,406
Varian, Inc.	*	1,502	56,881
Veeco Instruments, Inc.	*†	1,295	27,156
Vital Signs, Inc.		635	20,307
Wright Medical Group, Inc.	*	1,310	32,907
Zoll Medical Corporation	*	425	14,191

			1,957,029

Metals—1.9%
AK Steel Holding Corporation	*	5,009	40,873
Alpine Group, Inc.		698	1,892
Ameron International Corporation		543	17,865
Aptargroup, Inc.		1,565	68,813
Brush Engineered Materials, Inc.	*	1,122	23,237
Carpenter Technology Corporation		1,142	54,519
Century Aluminum Company	*	1,385	38,406
Circor International, Inc.		711	13,865
Cleveland-Cliffs, Inc.	*†	510	41,244
Commercial Metals Company		1,370	54,416
Commscope, Inc.	*†	2,613	56,441
Couer D’alene Mines Corporation	*	8,276	39,228
Curtiss-Wright Corporation		756	43,266
Edelbrock Corporation		954	15,741
General Cable Corporation	*†	1,382	14,704
Gibraltar Steel Corporation		792	28,639
Glamis Gold, Ltd. (Canada)	*	4,900	91,777
Griffon Corporation	*	1,288	27,177
Hecla Mining Company	*	4,125	30,690
Hubbell, Inc. Class B		1,999	89,615
Imco Recycling, Inc.	*	587	6,692
International Aluminum Corporation		686	19,757
International Steel Group, Inc.	*	2,984	100,561
Jacuzzi Brands, Inc.	*	2,655	24,692
Lone Star Technologies, Inc. *		1,338	50,576
Massey Energy Company		3,053	88,323
Matthews International Corporation Class A	†	1,383	46,856
Maverick Tube Corporation	*	1,736	53,486
MAXXAM, Inc.	*	857	24,296
Meridian Gold, Inc. (Canada)	*	3,800	63,536
Mueller Industries, Inc.		1,592	68,376
NCI Building Systems, Inc.	*	1,232	39,301
NS Group, Inc.	*	923	17,076
Optical Cable Corporation	*	241	1,097
Precision Castparts Corporation		2,568	154,208
Quanex Corporation		743	38,101
Reliance Steel & Aluminum Company		1,484	58,915
Royal Gold, Inc.	†	1,154	19,710
Ryerson Tull, Inc.		1,471	25,257
Schnitzer Steel Industries, Inc. Class A		974	31,509
Shaw Group, Inc. (The)	*†	2,182	26,184
Shiloh Industries, Inc.	*	1,441	20,030
Simpson Manufacturing Company, Inc.		793	$50,118
Southern Peru Copper Corporation		3,107	160,508
Steel Dynamics, Inc.	†	2,011	77,665
Stillwater Mining Company	*	3,728	57,784
Sturm, Ruger & Company, Inc.		2,146	19,335
Taser International, Inc.	*†	1,206	45,285
Texas Industries, Inc.		1,116	57,407
Titanium Metals Corporation	*	935	21,935
Tower Automotive, Inc.	*	2,146	4,485
Tredegar Corporation		1,607	29,247
Valmont Industries, Inc.		1,162	24,251
Watts Water Technologies, Inc. Class A		1,226	32,918
WHX Corporation	*	293	319

			2,352,204

Miscellaneous—0.2%
Advanced Marketing Services, Inc.		703	7,585
Boyds Collection Ltd.	*	2,700	6,426
Corrections Corporation of America	*	1,570	55,515
DIMON, Inc.		2,000	11,780
Enesco Group, Inc.	*	2,481	16,995
Geo Group, Inc. (The)	*	819	16,749
Handleman Company		1,157	23,672
Terra Industries, Inc.	*	4,540	39,316
Tractor Supply Company	*	1,549	48,701

			226,739

Oil & Gas—6.1%
Adams Resources & Energy, Inc.		1,462	19,372
AGL Resources, Inc.		2,166	66,648
Apco Argentina, Inc. (Cayman Islands)		622	20,940
Atmos Energy Corporation	†	2,232	56,224
ATP Oil & Gas Corporation	*†	2,045	24,908
Atwood Oceanics, Inc.	*	831	39,506
Berry Petroleum Company Class A		901	33,094
Blue Dolphin Energy Company	*	3,650	5,147
BP Prudhoe Bay Royalty Trust	†	1,105	43,648
Buckeye Partners, LP	†	1,100	48,411
Cabot Oil & Gas Corporation		1,207	54,194
CAL Dive International, Inc.	*†	1,668	59,414
Callon Petroleum Company	*	660	8,369
Cascade Natural Gas Corporation		489	10,381
Chesapeake Energy Corporation	†	9,343	147,900
Chesapeake Utilities Corporation		1,569	39,382
Cimarex Energy Company	*†	1,646	57,511
Clayton Williams Energy, Inc.	*†	550	11,787
Cross Timbers Royalty Trust		196	6,503
Dawson Geophysical Company	*	200	4,186
Delta Natural Gas Company, Inc.		380	10,252
Delta Petroleum Corporation	*	1,209	15,765

See accompanying notes to schedule of investments.	111

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Denbury Resources, Inc.	*	2,233	$56,718
Diamond Offshore Drilling, Inc.	†	4,464	147,267
Encore Acquisition Company	*	1,375	47,438
Energen Corporation		1,042	53,715
Energy Partners Ltd.	*	1,758	28,620
ENSCO International, Inc.		5,530	180,665
Enterprise Products Partners LP	†	9,170	212,561
Equitable Resources, Inc.		2,282	123,935
Exploration Company of Delaware, Inc. (The)	*	5,411	24,620
Forest Oil Corporation	*	2,038	61,385
Frontier Oil Corporation		1,224	28,899
FX Energy, Inc.	*†	1,397	12,629
Giant Industries, Inc.	*	450	10,935
Global Industries Ltd.	*	4,499	27,804
GlobalSantaFe Corporation		8,945	274,164
Grey Wolf, Inc.	*†	8,012	39,179
Hanover Compressor Company	*	2,934	39,462
Headwaters, Inc.	*	1,596	49,253
Helmerich & Payne, Inc.		1,453	41,687
Holly Corporation		1,238	31,569
Houston Exploration Company	*	1,103	65,463
Hugoton Royalty Trust		1,875	52,594
Kaneb Services LLC		502	16,205
Key Energy Services, Inc.	*	4,865	53,758
Kinder Morgan Management LLC	*	1,893	78,597
Laclede Group, Inc. (The)		1,025	29,961
Magellan Midstream Partners		900	49,482
Magnum Hunter Resources, Inc.	*†	2,498	28,827
Markwest Hydrocarbon, Inc.		978	14,650
McMoRan Exploration Company	*†	1,060	13,812
MDU Resources Group, Inc.		4,606	121,276
Mercury Air Group, Inc.	*	747	3,817
Meridian Resource Corporation	*	2,950	26,049
Mission Resources Corporation	*	3,617	22,751
Murphy Oil Corporation		3,786	328,511
National Fuel Gas Company		2,952	83,630
New Jersey Resources Corporation		1,121	46,409
Newfield Exploration Company	*	1,954	119,663
Newpark Resources, Inc.	*	3,484	20,904
Noble Energy, Inc.		2,296	133,719
Northwest Natural Gas Company		1,184	37,568
NUI Corporation		1,097	14,634
Oceaneering International, Inc.	*	1,116	41,113
Oneok, Inc.		3,909	101,712
Parker Drilling Company	*	3,756	13,785
Patina Oil & Gas Corporation		2,681	79,277
Patterson-UTI Energy, Inc.	†	6,714	128,036
Penn Virginia Corporation		1,000	39,590
Petroleum Development Corporation	*	750	32,865
Piedmont Natural Gas Company	†	1,051	46,181
Pioneer Natural Resources Company		6,122	$211,091
Plains All American Pipeline, LP		1,110	39,938
Plains Exploration & Production Company	*†	2,915	69,552
Pogo Producing Company		2,298	109,040
Premcor, Inc.	*	3,693	142,181
Pride International, Inc.	*	5,417	107,202
Prolong International Corporation	*	34,716	8,679
Questar Corporation		3,976	182,180
Quicksilver Resources, Inc.	*	1,900	62,073
Range Resources Corporation		2,700	47,223
Remington Oil & Gas Corporation	*	1,186	31,133
Resource America, Inc. Class A		787	18,565
SEACOR Holdings, Inc.	*	684	31,977
SEMCO Energy, Inc.		3,180	17,458
Smith International, Inc.	*†	4,010	243,527
South Jersey Industries, Inc.		607	28,984
Southern Union Company	*	3,209	65,785
Southwest Gas Corporation		1,253	30,009
Southwestern Energy Company	*	1,519	63,783
Spinnaker Exploration Company	*	1,506	52,770
St. Mary Land & Exploration Company		1,132	45,065
Stone Energy Corporation	*	939	41,091
Superior Energy Services, Inc.	*	2,900	37,468
Swift Energy Company	*	1,142	27,362
Syntroleum Corporation	*	1,246	8,747
Teppco Partners LP		1,490	61,984
Tesoro Petroleum Corporation	*	2,963	87,497
Tetra Technologies, Inc.	*	784	24,343
Tidewater, Inc.		1,601	52,113
Todco Class A	*	2,153	37,355
Transmontaigne, Inc.	*	2,979	17,338
UGI Corporation		1,680	62,597
Ultra Petroleum Corporation	*	3,042	149,210
Unit Corporation	*	1,703	59,741
United Heritage Corporation	*	3,180	1,495
Varco International, Inc.	*	3,534	94,782
Vectren Corporation		3,186	80,223
Veritas DGC, Inc.	*	1,390	31,664
Vintage Petroleum, Inc.		2,737	54,932
Wd-40 Company		950	27,170
Weatherford International Ltd.	*†	5,570	284,181
Western Gas Resources, Inc.		2,848	81,424
WGL Holdings, Inc.		1,846	52,168
W-H Energy Services, Inc.	*	1,378	28,594
Whiting Petroleum Corporation	*	1,243	37,787
XTO Energy, Inc.		9,366	304,208

			7,474,575

Pharmaceuticals—4.9%
Aastrom Biosciences, Inc.	*	3,290	3,060
Abgenix, Inc.	*	3,630	35,792
Able Laboratories, Inc.	*	820	15,711
Adolor Corporation	*	1,928	21,690
Albany Molecular Research, Inc.	*	1,371	13,162

112	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Alexion Pharmaceuticals, Inc.	*	1,108	$19,944
Alfacell Corporation	*†	2,756	12,319
Alkermes, Inc.	*†	3,579	41,302
Alliance Pharmaceutical Corporation	*	320	96
Allscripts Healthcare Solutions, Inc.	*†	2,300	20,700
Alpharma, Inc. Class A		1,823	33,343
American Pharmaceutical Partners, Inc.	*†	2,317	63,880
Andrx Corporation	*†	3,036	67,885
Aphton Corporation	*†	1,416	5,098
Arena Pharmaceuticals, Inc.	*†	1,439	6,202
ArQule, Inc.	*	864	3,992
Atherogenics, Inc.	*†	1,604	52,852
AVANIR Pharmaceuticals Class A	*	2,000	5,680
Avant Immunotherapeutics, Inc.	*	6,670	11,406
Avax Technologies, Inc.	*	1,450	174
AVI BioPharma, Inc.	*	2,400	4,920
Barr Pharmaceuticals, Inc.	*	4,176	173,012
Bentley Pharmaceuticals, Inc.	*	711	7,529
BioMarin Pharmaceuticals, Inc.	*	2,400	12,456
Biopure Corporation	*	1,854	742
Bone Care International, Inc.	*†	987	23,984
Boston Life Sciences, Inc.	*	3,622	1,702
Bradley Pharmaceuticals, Inc.	*†	591	12,027
Cambrex Corporation		1,258	27,613
Cell Genesys, Inc.	*	1,643	14,738
Cell Therapeutics, Inc.	*†	1,391	9,542
Cellegy Pharmaceuticals, Inc.	*	1,550	6,665
Cephalon, Inc.	*†	2,348	112,469
Charles River Laboratories International, Inc.	*†	1,995	91,371
Collagenex Pharmaceuticals, Inc.	*	1,558	10,205
Columbia Laboratories, Inc.	*	1,820	5,551
Connetics Corporation	*	1,619	43,745
Corgentech, Inc.	*†	38	649
Corixa Corporation	*	2,578	10,724
Cubist Pharmaceuticals, Inc.	*	1,763	17,418
Cypress Bioscience, Inc.	*	1,561	18,217
Cytogen Corporation	*	755	7,958
CytRx Corporation	*	4,200	7,224
D&K Healthcare Resources, Inc.		1,138	11,209
Dendreon Corporation	*†	2,719	22,867
Diagnostic Products Corporation		1,264	51,660
Digene Corporation	*†	726	18,847
Discovery Laboratories, Inc.	*	2,566	17,192
Durect Corporation	*†	6,160	8,624
Emisphere Technologies, Inc.	*	772	2,370
Encysive Pharmaceuticals, Inc.	*	2,129	19,225
Endo Pharmaceuticals Holdings, Inc.	*	5,536	101,641
Eon Labs, Inc.	*	3,664	79,509
Epimmune, Inc.	*	1,000	1,340
EPIX Medical, Inc.	*	961	18,557
Exegencis, Inc.	*	2,378	$1,643
Eyetech Pharmaceuticals, Inc.	*†	1,060	36,029
First Horizon Pharmaceutical Corporation	*	1,614	32,296
Genaera Corporation	*	4,787	18,717
Genelabs Technologies, Inc.	*	3,606	9,412
Genentech, Inc.	*	22,510	1,179,974
Genta, Inc.	*	2,971	7,992
Geron Corporation	*†	1,370	8,206
GTC Biotherapeutics, Inc.	*	3,988	7,019
GTx, Inc.	*†	200	2,332
Guilford Pharmaceuticals, Inc.	*†	924	4,620
Hemispherx Biopharma, Inc.	*†	4,821	11,570
Henry Schein, Inc.	*	1,626	101,316
Heska Corporation	*	4,463	8,167
Hi-Tech Pharmacal Company, Inc.	*	576	9,170
Hollis-Eden Pharmaceuticals	*†	954	10,275
Human Genome Sciences, Inc.	*	5,278	57,583
Idexx Laboratories, Inc.	*	1,299	65,911
Ilex Oncology, Inc.	*	1,883	47,395
ImClone Systems, Inc.	*†	3,034	160,347
Immtech International, Inc.	*†	681	6,606
Immucor, Inc.	*	1,413	34,972
Immune Response Corporation (The)	*	4,732	5,678
ImmunoGen, Inc.	*	1,323	6,681
Impax Laboratories, Inc.	*	2,576	39,567
Indevus Pharmaceuticals, Inc.	*†	3,237	22,950
InKine Pharmaceutical Company, Inc.	*	4,478	22,748
Inspire Pharmaceuticals, Inc.	*	1,370	21,550
InterMune, Inc.	*	1,586	18,699
Inverness Medical Innovations, Inc.	*†	881	18,325
Invitrogen Corporation	*	2,122	116,689
Ivax Corporation	*	10,043	192,323
KOS Pharmaceuticals, Inc.	*†	1,370	48,786
KV Pharmaceutical Company Class A	*	2,180	39,022
Large Scale Biology Corporation	*	852	817
Ligand Pharmaceuticals, Inc. Class B	*†	2,979	29,850
Lynx Therapeutics, Inc.	*	2,017	4,800
Martek Biosciences Corporation	*†	1,149	55,887
Medarex, Inc.	*†	3,092	22,819
Medicines Company	*†	2,018	48,715
Medicis Pharmaceutical Corporation Class A		2,422	94,555
Medifast, Inc.	*†	734	3,296
Meridian Bioscience, Inc.		1,415	18,820
MGI Pharma, Inc.	*	2,944	78,575
Millennium Pharmaceuticals, Inc.	*	12,456	170,772
MIM Corporation	*	1,096	6,335
Miravant Medical Technologies	*	4,544	7,089
Nabi Biopharmaceuticals	*	1,996	26,706
Nastech Pharmaceutical Company, Inc.	*†	1,500	21,435
Natrol, Inc.	*	1,145	3,435

See accompanying notes to schedule of investments.	113

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

NBTY, Inc.	*	2,665	$57,457
NeoRx Corporation	*	2,381	4,072
Neose Technologies, Inc.	*	705	5,288
Neurobiological Technologies	*	3,137	10,851
Neurocrine Biosciences, Inc.	*†	1,479	69,750
Novavax, Inc.	*	1,550	4,836
Noven Pharmaceuticals, Inc.	*	1,350	28,134
NPS Pharmaceuticals, Inc.	*†	1,660	36,155
Nu Skin Enterprises, Inc. Class A	†	3,019	70,977
Nuvelo, Inc.	*	1,150	11,362
Omnicare, Inc.		4,277	121,296
Onyx Pharmaceuticals, Inc.	*†	1,495	64,300
OraSure Technologies, Inc.	*	1,688	10,634
Ortec International, Inc.	*	2,273	4,069
OSI Pharmaceuticals, Inc.	*	1,623	99,750
Pain Therapeutics, Inc.	*†	1,319	9,484
Palatin Technologies, Inc.	*	2,104	6,123
Par Pharmaceutical Companies, Inc.	*	1,362	48,937
Parexel International Corporation	*	1,154	22,618
Penwest Pharmaceuticals Company	*	930	10,500
Peregrine Pharmaceuticals, Inc.	*	9,115	14,675
Perrigo Company		2,923	60,068
Pharmacopeia Drug Discovery, Inc.	*	573	2,808
Pharmacyclics, Inc.	*	1,701	17,537
Pharmion Corp.	*†	900	46,526
Pozen, Inc.	*	1,015	8,871
Praecis Pharmaceuticals, Inc.	*	1,838	4,044
Priority Healthcare Corporation Class B	*	1,846	37,197
Progenics Pharmeceuticals, Inc.	*	793	11,617
Protein Design Labs, Inc.	*†	3,841	75,207
Regeneron Pharmaceuticals, Inc.	*	2,632	22,846
Salix Pharmaceuticals Ltd.	*	1,569	33,765
Sciclone Pharmaceuticals, Inc.	*	1,700	6,052
Sepracor, Inc.	*†	3,676	179,315
Serologicals Corporation	*†	1,094	25,523
SIGA Technologies, Inc.	*	4,650	6,138
Sirna Therapeutics, Inc.	*	4,258	13,029
SuperGen, Inc.	*	1,339	8,275
Tanox, Inc.	*	1,721	29,033
Tapestry Pharmaceuticals, Inc.	*	5,222	5,326
Targeted Genetics Corporation	*	6,268	8,587
Third Wave Technologies, Inc.	*	1,507	10,368
Titan Pharmaceuticals, Inc.	*	744	1,771
United Therapeutics Corporation	*†	914	31,926
USANA Health Sciences, Inc.	*†	1,053	36,644
V.I. Technologies, Inc.	*	1,576	1,403
Valeant Pharmaceuticals International		3,474	83,793
Vertex Pharmaceuticals, Inc.	*†	3,256	34,188
Vicuron Pharmaceuticals, Inc.	*	2,367	$34,748
Vion Pharmaceuticals, Inc.	*†	4,504	18,962
Viropharma, Inc.	*	662	1,278
XOMA Ltd.	*	4,977	11,547
Zymogenetics, Inc.	*	2,343	40,862

			5,996,788

Real Estate—6.6%
Acadia Realty Trust REIT		1,319	19,455
Affordable Residential Communities REIT		950	13,870
Agree Realty Corporation REIT		725	20,590
Alexander’s, Inc. REIT	*	162	32,254
Alexandria Real Estate Equities, Inc. REIT		963	63,288
AMB Property Corporation REIT		3,300	122,166
American Financial Realty Trust REIT		2,835	40,002
American Land Lease, Inc. REIT		729	14,143
American Mortgage Acceptance Corporation REIT		532	8,751
AMLI Residential Properties Trust REIT		1,144	34,949
Annaly Mortgage Management, Inc. REIT	†	3,841	65,796
Anthracite Capital, Inc. REIT		1,100	12,232
Archstone-Smith Trust REIT		7,560	239,198
Arden Realty, Inc. REIT		2,640	86,011
Arizona Land Income Corporation REIT Class A		1,050	5,985
Avalonbay Communities, Inc. REIT	†	2,686	161,751
Bedford Property Investors REIT		707	21,450
BioMed Realty Trust, Inc. REIT		1,240	21,812
Boston Properties, Inc. REIT	†	3,901	216,076
Brandywine Realty Trust REIT		1,680	47,846
BRE Properties Class A REIT		1,713	65,694
BRT Realty Trust REIT		416	8,998
California Coastal Communities, Inc.	*	1,028	19,789
Camden Property Trust REIT		1,927	89,027
Capital Alliance Income Trust Ltd. REIT		799	13,703
Capital Automotive REIT		1,617	50,564
Capstead Mortgage Corporation REIT	†	800	9,960
CarrAmerica Realty Corporation REIT		2,346	76,714
Catellus Development Corporation REIT		4,011	106,332
CB Richard Ellis Group, Inc. Class A	*	1,400	32,340
CBL & Associates Properties, Inc. REIT		1,274	77,650
Cedar Shopping Centers, Inc. REIT		583	8,133
Centerpoint Properties Trust REIT		1,786	77,834
Chelsea Property Group, Inc. REIT		1,861	124,873
Colonial Properties Trust REIT		1,324	53,251
Commercial Net Lease Realty REIT		2,357	42,945

114	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Cornerstone Realty Income Trust, Inc. REIT		2,475	$24,156
Correctional Properties Trust REIT		857	23,396
Cousins Properties, Inc. REIT		1,838	63,062
Crescent Real Estate EQT Company REIT		4,528	71,271
CRT Properties, Inc. REIT		1,198	25,697
Developers Diversified Realty Corporation REIT		3,534	138,356
Duke Realty Corporation REIT		5,610	186,252
Eastgroup Properties, Inc. REIT		938	31,142
Entertainment Properties Trust REIT		749	28,312
Equity Inns, Inc. REIT		2,065	20,402
Equity One, Inc. REIT		2,619	51,385
Essex Property Trust, Inc. REIT		807	57,983
Extra Space Storage, Inc. REIT		930	11,858
Federal Realty Investment Trust REIT		1,811	79,684
FelCor Lodging Trust, Inc. REIT	*	3,135	35,457
First Industrial Realty Trust, Inc. REIT		1,600	59,040
Forest City Enterprises, Inc. Class A	†	1,954	107,665
General Growth Properties, Inc. REIT		8,500	263,500
Getty Realty Corporation REIT		948	24,857
Glenborough Realty Trust, Inc. REIT		1,512	31,404
Glimcher Realty Trust REIT		1,585	38,516
Grubb and Ellis Company	*	653	2,351
Health Care Property Investors, Inc. REIT		5,334	138,684
Health Care REIT, Inc.		1,825	64,240
Healthcare Realty Trust, Inc. REIT		1,881	73,434
Heritage Property Investment Trust REIT		2,052	59,857
Highwoods Properties, Inc. REIT		2,393	58,892
HMG Courtland Properties REIT	*	1,250	14,688
Home Properties, Inc. REIT	†	1,391	55,028
Hospitality Properties Trust REIT		2,614	111,069
Host Marriott Corporation REIT	*	12,307	172,667
HRPT Properties Trust REIT		5,413	59,489
IMPAC Mortgage Holdings, Inc. REIT		2,188	57,544
Innkeepers USA Trust REIT		2,015	25,067
iStar Financial, Inc. REIT		4,012	165,415
Jones Lang Lasalle, Inc.	*	1,311	43,276
Kimco Realty Corporation REIT		4,348	223,052
Kramont Realty Trust REIT		1,614	30,020
Lexington Corporate Properties Trust REIT		1,400	30,394
Liberty Property Trust REIT		3,172	126,372
LNR Property Corporation		893	55,286
Mack-Cali Realty Corporation REIT		2,188	96,928
Maguire Properties, Inc. REIT		1,200	29,172
Manufactured Home Communities REIT		1,140	37,894
Mid-America Apartment Communities, Inc. REIT		940	36,613
Mills Corporation (The) REIT		2,070	$107,371
Mission West Properties REIT		1,418	14,676
Monmouth Capital Corporation		2,974	19,420
Monmouth Class A REIT		2,978	24,717
National Health Investors, Inc. REIT		1,198	34,071
Nationwide Health Properties, Inc. REIT		2,362	49,012
New Plan Excel Realty Trust REIT		3,841	96,025
Newcastle Investment Corporation REIT		1,115	34,231
Novastar Financial, Inc. REIT	†	951	41,464
Pan Pacific Retail Properties, Inc. REIT		1,420	76,822
Parkway Properties, Inc. REIT		487	22,621
PMC Commercial Trust REIT		2,035	30,932
Post Properties, Inc. REIT		1,638	48,976
Prentiss Properties Trust REIT		1,864	67,104
Prime Group Realty Trust REIT	*	2,229	12,705
Public Storage, Inc. REIT		5,098	252,606
RAIT Investment Trust REIT		992	27,131
Rayonier, Inc. REIT		2,225	100,659
Realty Income Corporation REIT		1,470	66,194
Redwood Trust, Inc. REIT	†	1,009	62,982
Regency Centers Corporation REIT		2,546	118,364
Senior Housing Properties Trust REIT		2,216	39,489
Shurgard Storage Centers, Inc. REIT Class A		1,601	62,119
SL Green Realty Corporation REIT		1,736	89,942
SonomaWest Holdings, Inc.	*	100	950
Sovran Self Storage, Inc. REIT		669	26,211
St. Joe Company (The)		2,787	133,135
Stewart Enterprises, Inc. Class A	*	4,116	28,606
Summit Properties, Inc. REIT		1,265	34,218
Sun Communities, Inc. REIT		1,061	41,581
Taubman Centers, Inc. REIT	†	2,084	53,830
Thornburg Mortgage, Inc. REIT		2,429	70,465
Town & Country Trust, REIT	†	791	20,131
Trammell Crow Company	*	2,116	33,264
Trizec Properties, Inc. REIT	†	6,114	97,641
U.S. Restaurant Properties, Inc. REIT		989	16,704
United Capital Corporation	*	690	15,767
United Dominion Realty Trust, Inc. REIT		4,884	96,850
Ventas, Inc. REIT		3,214	83,307
Vornado Realty Trust REIT	†	4,756	298,106
W.P. Carey & Company LLC	†	1,593	47,567
Washington REIT		1,835	55,601
Weingarten Realty Investors REIT		3,474	114,677

			8,014,503

Restaurants—1.1%
Angelo & Maxie’s, Inc.	*	2,544	1,806
Applebee’s International, Inc.		3,115	78,747
Aramark Corporation Class B		4,964	119,831
Back Yard Burgers, Inc.	*	1,698	8,694
Bob Evans Farms, Inc.		1,465	39,789
Brinker International, Inc.	*	3,735	116,345
CEC Entertainment, Inc.	*	1,614	59,315

See accompanying notes to schedule of investments.	115

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

CKE Restaurants, Inc.	*	3,046	$33,658
California Pizza Kitchen, Inc.	*	970	21,195
CBRL Group, Inc.		2,120	76,490
Cheesecake Factory (The)	*†	2,296	99,646
Domino’s Pizza, Inc.	*	1,100	16,170
Host America Corporation	*†	1,308	6,632
IHOP Corporation		1,079	41,229
Jack in the Box, Inc.	*	1,438	45,628
Krispy Kreme Doughnuts, Inc.	*†	2,574	32,587
Landry’s Restaurants, Inc.		1,254	34,222
Lone Star Steakhouse & Saloon, Inc.		1,125	29,059
O’Charley’s, Inc.	*	1,092	17,800
Outback Steakhouse, Inc.		2,860	118,776
Papa John’s International, Inc.	*	806	24,728
PF Chang’s China Bistro, Inc.	*†	1,090	52,854
Rare Hospitality International, Inc.	*	1,475	39,309
Red Robin Gourmet Burgers, Inc.	*†	693	30,263
Ruby Tuesday, Inc.		2,817	78,510
Ryan’s Restaurant Group, Inc.	*	1,918	28,463
Sonic Corporation	*	2,487	63,742
Steak N Shake Company (The)	*	1,268	21,657
Triarc Companies Class B		2,886	33,102

			1,370,247

Retailers—3.4%
1-800-FLOWERS.COM, Inc.	*	2,113	17,538
99 Cents Only Stores	*	2,727	38,805
AC Moore Arts & Crafts, Inc.	*	877	21,687
Action Performance Companies, Inc.		723	7,324
Advance Auto Parts, Inc.	*	2,990	102,856
Alloy, Inc.	*	1,850	7,012
Amazon.Com, Inc.	*†	15,724	642,483
BJ’s Wholesale Club, Inc.	*†	2,859	78,165
Barnes & Noble, Inc.	*	2,435	90,095
Bell Microproducts, Inc.	*	1,146	8,893
Big 5 Sporting Goods Corporation	*	1,072	24,442
Blair Corporation		470	13,245
Bluefly, Inc.	*	2,341	4,027
Bombay Company, Inc. (The)	*	1,080	7,916
Borders Group, Inc.		2,772	68,746
CSK Auto Corporation	*	1,990	26,507
Cabela’s, Inc. Class A	*†	1,700	40,545
Casey’s General Stores, Inc.		1,609	29,911
Cash America International, Inc.		1,301	31,822
Central Garden & Pet Company	*	965	29,548
Coldwater Creek, Inc.	*	1,813	37,837
Cost Plus, Inc.	*†	1,015	35,911
Dick’s Sporting Goods, Inc.	*	1,242	44,240
Dollar Tree Stores, Inc.	*	4,391	118,337
Drugstore.Com, Inc.	*	3,800	12,996
Electronics Boutique Holdings Corporation	*	992	33,827
Fastenal Company		2,999	172,742
Foot Locker, Inc.		5,841	$138,432
Fred’s, Inc.	†	1,781	31,987
GameStop Corporation Class A	*	1,111	20,565
GSI Commerce, Inc.	*	1,470	12,951
Guitar Center, Inc.	*	1,020	44,166
Hancock Fabrics, Inc.		1,321	15,826
Haverty Furniture Companies, Inc.		1,111	19,487
Hibbett Sporting Goods, Inc.	*	931	19,076
J. Jill Group, Inc. (The)	*	1,016	20,168
Jo-Ann Stores, Inc.	*	1,266	35,499
Kenneth Cole Productions, Inc. Class A		956	26,902
Kirkland’s, Inc.	*	833	7,830
Kmart Holding Corporation	*†	3,374	295,124
Linens ‘N Things, Inc.	*†	1,904	44,116
Longs Drug Stores Corporation		1,168	28,266
MarineMax, Inc.	*	800	18,016
Marvel Enterprises, Inc.	*†	4,501	65,535
Men’s Wearhouse, Inc.	*	1,145	33,262
Michaels Stores, Inc.		2,599	153,887
Movie Gallery, Inc.		1,146	20,089
MSC Industrial Direct Company Class A		1,782	60,731
Neiman-Marcus Group, Inc. Class A	†	1,642	94,415
Nitches, Inc.	*	950	5,273
O’Reilly Automotive, Inc.	*†	2,097	80,294
Overstock.com, Inc.	*†	771	28,319
PC Connection, Inc.	*	855	5,874
Petco Animal Supplies, Inc.	*	1,512	49,382
Petsmart, Inc.	†	5,984	169,886
Pier 1 Imports, Inc.		3,003	54,294
Priceline.com, Inc.	*†	1,549	34,341
Restoration Hardware, Inc.	*	2,795	14,478
Retail Ventures, Inc.	*	1,372	10,345
Rite Aid Corporation	*	20,883	73,508
Saks, Inc.		5,812	70,035
Samsonite Corporation	*	1,134	1,077
School Specialty, Inc.	*†	854	33,656
SCP Pool Corporation		2,436	65,139
Sharper Image Corporation	*	649	13,921
Shopko Stores, Inc.	*	1,850	32,209
Sports Authority, Inc. (The)	*	1,017	23,594
Stamps.com, Inc.		1,050	13,965
Stein Mart, Inc.	*	2,251	34,260
Stride Rite Corporation		2,389	24,487
Systemax, Inc.	*	1,358	7,686
Trans World Entertainment Corporation	*	1,932	18,876
Tuesday Morning Corporation	*	1,816	56,151
Tweeter Home Entertainment Group, Inc.	*	1,129	6,379
Ultimate Electronics, Inc.	*†	505	1,535
Valuevision Media, Inc. Class A	*	1,742	23,325
Whitehall Jewellers, Inc.	*	2,300	18,469
Williams-Sonoma, Inc.	*	4,478	168,149
Zale Corporation	*	1,810	50,861

			4,143,555

Telecommunications—0.0%
Superior Telecom, Inc.	*‡ð	2,014	—

116	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Telephone Systems—1.5%
Acceris Communications, Inc.	*	678	$610
Adtran, Inc.		3,197	72,508
AirGate PCS, Inc.	*	1,008	19,757
Alamosa Holdings, Inc.	*†	4,139	31,622
Alaska Communications Systems Group, Inc.	*	2,850	15,960
Audiovox Corporation Class A	*	1,218	20,511
Brightpoint, Inc.	*	874	15,033
Centennial Communications Corporation	*	4,886	28,730
Choice One Communications, Inc.	*	1,779	27
Cincinnati Bell, Inc.	*	9,266	32,338
Commonwealth Telephone Enterprises, Inc.	*	877	38,193
CoSine Communications, Inc.	*	438	1,393
Covad Communications Group, Inc.	*	13,041	21,909
Covista Communications, Inc.	*	992	1,736
D&E Communications, Inc.		1,712	19,688
Deltathree, Inc.	*	2,553	5,080
Dobson Communications Corporation Class A	*	3,916	5,208
DSL.Net, Inc.	*	1,850	352
Equinix, Inc.	*	623	19,170
Forgent Networks, Inc.	*	1,350	1,998
General Communication Class A	*	2,517	22,779
Global Payments, Inc.	†	1,620	86,751
Goamerica, Inc.	*	192	63
Hickory Tech Corporation		652	7,564
IDT Corporation	*	679	9,900
IDT Corporation Class B	*	2,900	43,587
Infonet Services Corporation Class B	*	9,698	15,905
j2 Global Communications, Inc.	*†	807	25,493
LCC International, Inc. Class A	*	1,000	3,180
Level 3 Communications, Inc.	*†	26,968	69,847
Lightbridge, Inc.	*	1,288	6,208
Loral Space & Communications Ltd. (Bermuda)	*	2,922	146
Mastec, Inc.	*	2,049	10,757
MCI, Inc.		12,630	211,553
McLeodUSA, Inc. Class A	*	9,250	3,978
Net2Phone, Inc.	*	1,324	4,263
Nextel Partners, Inc. Class A	*†	7,446	123,455
Novatel Wireless, Inc.	*†	949	22,302
NTL, Inc.	*	3,292	204,334
Primus Telecommunications GP	*	4,516	6,639
Redback Networks, Inc.	*	1,199	6,259
Rural Cellular Corporation Class A	*	1,266	8,723
Savvis Communications Corporation	*	6,126	7,658
SureWest Communications		644	18,463
Talk America Holdings, Inc.	*†	1,398	7,312
Telecommunication Systems, Inc.	*†	1,200	$3,852
Teleglobe International Holdings Ltd. (Bermuda)	*	1,375	4,771
Telephone & Data Systems, Inc.	†	2,188	184,164
Time Warner Telecom, Inc. Class A	*	5,729	27,499
Triton PCS Holdings, Inc. Class A	*	2,699	6,909
Ubiquitel, Inc.	*	4,079	16,316
US Cellular Corporation	*	3,071	132,514
Visual Networks, Inc.	*	6,068	15,837
West Corporation	*	2,755	80,253
Western Wireless Corporation Class A	*†	3,263	83,892
Wireless Facilities, Inc.	*	2,399	16,721
Z-Tel Technologies, Inc.	*	5,680	2,613

			1,854,283

Textiles, Clothing & Fabrics—0.8%
Albany International Corporation Class A		1,437	42,837
Brown Shoe Company, Inc.		796	19,948
Collins & Aikman Corporation	*	2,906	12,147
Columbia Sportswear Company	*†	1,523	83,004
Culp, Inc.	*	888	6,527
Dickie Walker Marine, Inc.	*	1,626	2,114
Genesco, Inc.	*	921	21,690
Guess ?, Inc.	*	1,775	31,613
Gymboree Corporation	*	1,400	20,160
Innovo Group, Inc.	*	3,158	6,537
JLM Couture, Inc.	*	1,242	3,738
Kellwood Company		1,171	42,683
K-Swiss, Inc. Class A		1,476	28,413
Mohawk Industries, Inc.	*†	2,581	204,906
Mossimo, Inc.	*	2,807	11,088
Mothers Work, Inc.	*	600	8,700
Oxford Industries, Inc.		636	23,691
Penn Engineering & Manufacturing Corporation		917	17,075
Phillips-Van Heusen Corporation		1,267	28,229
Polo Ralph Lauren Corporation		3,233	117,584
Polymer Group Escrow	*‡ð	1,566	—
Quaker Fabric Corporation		2,550	16,575
Quiksilver, Inc.	*	2,145	54,526
Russell Corporation		1,340	22,566
Sport-Haley, Inc.	*	1,043	4,214
Steven Madden Ltd.	*	1,062	18,744
Tag-It Pacific, Inc.	*	1,335	4,673
Tarrant Apparel Group	*	1,107	897
Timberland Company Class A	*†	1,486	84,405
Warnaco Group, Inc. (The)	*	2,200	48,906
Wolverine World Wide, Inc.		1,726	43,495

			1,031,685

Transportation—1.8%
Alexander & Baldwin, Inc.		1,466	49,756
Allied Holdings, Inc.	*	245	600
Arctic Cat, Inc.		698	18,113
Arkansas Best Corporation		903	33,068
C.H. Robinson Worldwide, Inc.		2,986	138,521
CNF, Inc.		1,820	74,602

See accompanying notes to schedule of investments.	117

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund			Shares	Value

COMMON STOCKS—(Continued)

Expeditors International Washington, Inc.			4,117	$212,849
Fleetwood Enterprises, Inc.		*†	1,750	26,565
Florida East Coast Industries			1,693	63,572
Forward Air Corporation		*	955	38,219
GATX Corporation			2,367	63,104
General Maritime Corporation		*	1,847	64,331
Genesee & Wyoming, Inc. Class A		*	1,051	26,611
Gulfmark Offshore, Inc.		*	1,000	16,330
Heartland Express, Inc.			3,166	58,413
JB Hunt Transport Services, Inc.			3,167	117,622
Kansas City Southern		*	2,514	38,137
Kirby Corporation		*	1,179	47,337
Laidlaw International, Inc.		*	3,750	61,688
Landstar System, Inc.		*	1,128	66,191
Maritrans, Inc.			1,330	20,535
Old Dominion Freight Line, Inc.		*	1,189	34,255
OMI Corporation			3,825	61,277
Orbitz, Inc. Class A		*	1,365	37,128
Overnite Corporation			1,257	39,508
Overseas Shipholding Group			1,588	78,828
P.A.M. Transportation Services, Inc.		*	339	6,495
Pacer International, Inc.		*	1,665	27,306
Pegasus Solutions, Inc.		*	1,147	13,672
Polaris Industries, Inc.			1,860	103,825
Quality Distribution, Inc.		*	914	5,585
RailAmerica, Inc.		*	1,527	16,873
SCS Transportation, Inc.		*	902	17,084
Sirva, Inc.		*	1,337	30,617
Swift Transportation Company, Inc.		*	3,009	50,611
Thor Industries, Inc.			2,521	66,731
Trinity Industries, Inc.			2,034	63,400
United Defense Industries, Inc.		*	1,809	72,342
USF Corporation			1,137	40,807
Wabtec Corporation			1,737	32,465
Werner Enterprises, Inc.			2,916	56,308
West Marine, Inc.		*†	803	17,168
Yellow Roadway Corporation		*	1,919	89,982

				2,198,431

Water Companies—0.1%
American States Water Company			920	22,908
Aqua America, Inc.			3,247	71,791
California Water Service Group			965	28,342
Connecticut Water Service, Inc.			500	13,220
Pico Holdings, Inc.		*	1,150	21,885
SJW Corporation			506	16,708

				174,854

TOTAL COMMON STOCKS (Cost $88,556,626)				121,065,641

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill 1.650%	12/23/2004	**
(Cost $99,620)			$100,000	$99,620

CASH EQUIVALENTS—21.5%

U.S. Government Agencies—Mortgage Backed—0.5%
Federal National Mortgage Association 1.682%	10/12/2004	††	617,833	617,833

Institutional Money Market Funds—2.0%
BGI Institutional Fund 1.730%	10/01/2004	††	1,606,367	1,606,367
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	533,496	533,496
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	370,700	370,700

				2,510,563

Bank & Certificate Deposits/Offshore Time Deposits—13.8%
Bank of America 1.880%	12/23/2004	††	494,267	494,267
Bank of America 1.875%	10/19/2004	††	370,700	370,700
Bank of Montreal 1.760%	10/25/2004	††	74,737	74,737
Bank of Nova Scotia 1.770%	10/25/2004	††	123,567	123,567
Bank of Nova Scotia 1.760%	11/12/2004	††	370,700	370,700
Bank of Nova Scotia 1.750%	10/21/2004	††	370,700	370,700
BNP Paribas 1.800%	11/23/2004	††	1,235,667	1,235,667
BNP Paribas 1.750%	10/04/2004	††	1,235,667	1,235,667
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	494,267	494,267
Compass Securitization 1.662%	10/08/2004	††	863,257	863,257
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	1,235,667	1,235,667
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	247,133	247,133
Delaware Funding Corporation 1.753%	10/18/2004	††	247,133	247,133
Den Danske Bank 1.640%	10/08/2004	††	494,267	494,267
Dexia Group 1.505%	10/01/2004	††	123,567	123,567
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	121,666	121,666
Fortis Bank 1.620%	10/05/2004	††	123,567	123,567
General Electric Capital Corporation 1.763%	10/21/2004	††	369,291	369,291
General Electric Capital Corporation 1.753%	10/20/2004	††	615,899	615,899
General Electric Capital Corporation 1.623%	10/08/2004	††	741,400	741,400
Grampian Funding LLC 1.782%	10/19/2004	††	369,417	369,417

118	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Greyhawk Funding 1.753%	10/18/2004	††	$492,691	$492,691
Liberty Street Funding Corporation 1.602%	10/01/2004	††	246,310	246,310
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	2,471,331	2,471,331
Prefco 1.772%	10/08/2004	††	246,040	246,040
Royal Bank of Canada 1.780%	11/10/2004	††	172,993	172,993
Royal Bank of Canada 1.750%	10/05/2004	††	580,763	580,763
Royal Bank of Scotland 1.670%	11/02/2004	††	37,070	37,070
Royal Bank of Scotland 1.650%	10/29/2004	††	172,993	172,993
Sheffield Receivables Corporation 1.622%	10/04/2004	††	864,967	864,967
Toronto Dominion Bank 1.710%	10/15/2004	††	1,235,667	1,235,667

				16,843,361

Floating Rate Instruments/Master Notes—5.2%
Bear Stearns & Company 2.010%	12/15/2004	††	247,133	247,133
Bear Stearns & Company 2.010%	06/05/2005	††	247,133	247,133
Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	1,248,023	1,248,023
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	2,021,551	2,021,551
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	370,700	370,700
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	494,267	494,267
Morgan Stanley 1.955%	12/10/2004	††	864,967	864,967
Morgan Stanley 1.955%	03/16/2005	††	296,560	296,560
Morgan Stanley 1.955%	06/05/2005	††	617,833	617,833

				6,408,167

TOTAL CASH EQUIVALENTS (Cost $26,379,924)				26,379,924

	Face	Value

REPURCHASE AGREEMENTS—0.6%

IBT Repurchase Agreement dated 09/30/2004 due 10/01/2004, with a maturity value of $711,109 and an effective yield of 1.25% collateralized by a U.S. Government Agency Obligation with a rate of 3.366%, maturity date of 10/25/2008 and a market value of $747,906.	$711,084	$711,084

TOTAL INVESTMENTS—121.1% (Cost $115,747,254)		148,256,269
Other assets less liabilities—(21.1%)		(25,861,090)

NET ASSETS—100.0%		$122,395,179

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
ð	Security has no market value at 9/30/2004.

See accompanying notes to schedule of investments.	119

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—96.2%

Australia—4.8%
Alumina Ltd.		7,448	$30,314
Amcor Ltd.		5,719	29,735
AMP Ltd.		11,740	52,964
Ansell Ltd.		844	5,403
Aristocrat Leisure Ltd.		2,158	12,111
Australia & New Zealand Banking Group Ltd.		11,773	162,153
Australian Gas Light Company Ltd.		3,009	29,089
Australian Stock Exchange Ltd.		525	6,197
AXA Asia Pacific Holdings Ltd.		5,067	14,567
BHP Billiton Ltd.		24,404	253,772
BHP Steel Ltd.		4,968	31,299
Boral Ltd.		3,514	17,533
Brambles Industries Ltd.	†	5,967	30,593
Coca-Cola Amatil Ltd.		2,651	13,476
Cochlear Ltd.		439	7,582
Coles Myer Ltd.		7,281	49,298
Commonwealth Bank of Australia		8,115	177,411
Commonwealth Property Office Fund		9,253	8,242
Computershare Ltd.		2,776	8,182
CSL Ltd.		1,238	25,461
CSR Ltd.		4,937	8,759
Deutsche Office Trust		6,217	5,267
Foster’s Group Ltd.		12,487	42,771
Futuris Corporation Ltd.		4,426	6,090
Gandel Retail Trust		9,119	10,235
General Property Trust		12,939	34,574
Harvey Norman Holdings Ltd.		2,644	5,648
Iluka Resources Ltd.		1,488	5,237
ING Industrial Fund		5,066	7,190
Insurance Australia Group Ltd.		10,520	39,614
Investa Property Group		8,651	12,529
John Fairfax Holdings Ltd.	†	5,537	14,876
Leighton Holdings Ltd.		809	5,612
Lend Lease Corporation Ltd.		2,256	18,657
Lion Nathan Ltd.		1,979	10,576
Macquarie Bank Ltd.		1,410	37,085
Macquarie Goodman Industrial Trust		10,253	13,365
Macquarie Infrastructure Group		11,979	32,443
Mayne Group Ltd.		4,793	13,710
Mirvac Group		4,811	15,155
National Australia Bank Ltd.		9,793	191,331
Newcrest Mining Ltd.		2,166	23,826
News Corporation Ltd.	†	8,730	72,132
OneSteel Ltd.		3,740	8,233
Orica Ltd.		1,729	21,661
Origin Energy Ltd.		4,286	18,840
Pacific Brands Ltd.	*	4,298	8,995
PaperlinX Ltd.		2,432	9,387
Patrick Corporation Ltd.		3,051	12,483
Perpetual Trustees Australia Ltd.		289	10,487
Prime Retail Group		3,738	12,398
Publishing & Broadcasting Ltd.		938	9,306
QBE Insurance Group Ltd.		4,480	42,499
Rinker Group Ltd.		6,297	39,353
Rio Tinto Ltd.		2,037	56,009
Santos Ltd.		3,595	19,134
Sonic Healthcare Ltd.		1,750	12,609
Southcorp Ltd.	*	3,547	$8,656

Stockland		7,774	32,032
Suncorp-Metway Ltd.		3,334	36,939
Tabcorp Holdings Ltd.		3,229	35,659
Telstra Corporation Ltd.		13,498	45,452
Toll Holdings Ltd.		1,572	13,171
Transurban Group		3,694	14,525
Wesfarmers Ltd.		2,445	56,658
Westfield Group		9,302	102,455
Westpac Banking Corporation		11,459	147,124
WMC Resources Ltd.		7,533	29,239
Woodside Petroleum Ltd.		2,896	40,894
Woolworths Ltd.		6,675	65,835

			2,502,097

Austria—0.3%
Bank Austria Creditanstalt AG		234	16,595
Boehler-Uddeholm		48	4,432
Erste Bank der Oesterreichischen Sparkassen AG		756	31,455
Flughafen Wien AG		67	4,078
IMMOFINANZ Immobilien Anlagen AG	*	1,708	14,171
Mayr-Melnhof Karton AG		31	4,351
OMV AG		88	20,274
RHI AG	*	126	2,786
Telekom Austria AG		1,765	24,727
VA Technologie AG	*	93	5,487
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A		42	7,323
Voestalpine AG		221	12,527
Wienerberger AG		407	15,266

			163,472

Belgium—1.3%
Agfa Gevaert NV		645	18,705
Barco NV		80	6,876
Bekaert SA		118	7,364
Belgacom SA	*	958	34,315
Cofinimmo		39	5,546
Colruyt SA		113	15,859
Compagnie Maritime Belge SA		39	6,762
Delhaize Group		437	27,762
Dexia	†	4,072	76,064
D’ieteren NV		21	3,886
Electrabel SA		177	63,598
Fortis		7,591	180,641
Groupe Bruxelles Lambert SA		453	31,591
Interbrew	†	1,130	37,669
KBC Bancassurance Holding		679	44,190
Mobistar S.A.	*	185	13,212
Omega Pharma SA		155	7,577
Solvay SA		395	36,549
UCB SA		531	28,273
Umicore		156	11,383

			657,822

Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.		3,000	7,752
Frontline Ltd.		265	12,428
Kerry Properties Ltd.		4,000	7,540
Orient Overseas International Ltd.		1,000	4,001
SCMP Group Ltd.		8,000	3,437
Ship Finance International Ltd.		27	533

120	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

SmarTone Telecommunications Holdings Ltd.		500	$539
Yue Yuen Industrial Holdings		3,500	9,044

			45,274

Cayman Islands—0.0%
ASM Pacific Technology Ltd.		1,000	3,276

Denmark—0.8%
AP Moller-Maersk A/S		7	53,611
Bang & Olufsen A/S Class B		79	4,600
Coloplast AS Class B		87	8,405
Danisco A/S		352	18,560
Danske Bank A/S		3,062	80,469
DSV DE Sammenslut Vogn A/S		131	6,918
FLS Industries AS Class B	*	149	1,840
GN Store Nord		1,531	15,455
H. Lundbeck AS		367	6,644
ISS A/S		305	16,158
Kobenhavns Lufthavne		36	5,484
NKT Holding A/S		59	1,349
Novo Nordisk A/S Class B		1,623	88,825
Novozymes A/S Class B		334	15,047
Ostasiatiske Kompagni		121	5,330
TDC A/S		1,226	43,368
Topdanmark AS	*	128	8,223
Vestas Wind Systems A/S	*	1,166	16,878
William Demant Holding	*	148	6,532

			403,696

Finland—1.3%
Amer Group		123	5,805
Elisa Oyj Class A	*	811	10,727
Fortum Oyj		2,100	29,342
KCI Konecranes Oyj		99	3,849
Kesko OYJ Class B		422	9,235
Kone OYJ Class B		252	15,180
Metso Oyj		602	7,724
Nokia OYJ		30,291	416,845
Nokian Renkaat OYJ		55	5,977
Orion-Yhtymae OY Class B		552	7,541
Outokumpu OYJ		519	8,895
Pohjola Group PLC Class D		243	2,505
Rautaruukki OYJ		540	5,265
Sampo Oyj		2,204	24,363
Stora Enso Oyj Class R		4,025	54,390
Tietoenator Oyj		603	17,465
UPM-Kymmene Oyj		3,446	65,611
Uponor Oyj		163	5,764
Wartsila Oyj Class B		208	4,908

			701,391

France—8.7%
Accor SA		1,238	48,250
Air France		754	11,874
Air Liquide		697	109,335
Alcatel SA	*†	7,995	93,439
Alstom	*	29,165	17,387
Atos Origin	*	282	15,568
Autoroutes du Sud de la France		469	21,436
AXA		9,201	186,156
BNP Paribas		5,183	334,739
Bouygues SA		1,362	$51,086
Business Objects SA	*	411	9,495
Cap Gemini SA	*	767	18,033
Carrefour SA		3,721	175,016
Casino Guichard Perrachon SA		202	15,404
Cie de Saint-Gobain		1,998	102,561
Cie Generale D’Optique Essilor International SA		650	41,778
CNP Assurances		213	13,836
Credit Agricole SA		4,315	117,689
Dassault Systemes SA	†	398	18,596
France Telecom SA		7,213	179,708
Gecina SA		154	13,006
Groupe Danone		1,565	123,038
Hermes International		54	10,241
Imerys SA		212	14,100
Klepierre		132	9,542
LVMH Moet Hennessy Louis Vuitton SA		1,594	106,411
Lafarge SA		1,073	93,886
Lagardere S.C.A.		825	51,171
L’Oreal SA		1,978	129,590
Michelin (C.G.D.E.) Class B		950	48,282
Pernod-Ricard		355	47,133
Peugeot SA		1,103	67,948
Pinault-Printemps- Redoute SA		448	41,147
Publicis Groupe		841	24,034
Renault SA		1,212	99,124
Sagem SA		128	12,249
Sanofi-Synthelabo SA	†	5,918	429,249
Schneider Electric SA		1,411	91,216
Societe BIC SA		239	11,013
Societe Generale Class A		2,136	189,020
Societe Television Francaise[1]	†	785	22,268
Sodexho Alliance SA		563	14,894
Suez SA		5,229	112,094
Technip SA		117	18,891
Thales SA		457	15,212
Thomson		1,474	30,866
Total SA		3,807	775,440
Unibail		286	34,438
Valeo SA		499	18,270
Veolia Environnement	†	1,806	51,972
Vinci SA		482	55,464
Vivendi Universal SA	*	6,614	169,467
Zodiac SA		193	7,124

			4,519,186

Germany—6.3%
Adidas-Salomon AG		303	42,280
Allianz AG		1,999	201,327
Altana AG		462	26,883
BASF AG		3,429	202,081
Bayer AG		4,199	114,838
Bayerische Hypo-und Vereinsbank AG	*	4,025	77,285
Beiersdorf AG		108	10,247
Carlsberg AS Class B		203	9,484
Celesio AG		236	16,092
Commerzbank AG	*	3,249	60,408
Continental AG		873	47,458
DaimlerChrysler AG		5,589	230,459
Deutsche Bank AG		3,399	244,302
Deutsche Boerse AG		681	34,441
Deutsche Lufthansa AG	*	1,561	18,166

See accompanying notes to schedule of investments.	121

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund			Shares	Value

COMMON STOCKS—(Continued)

Deutsche Post AG			2,908	$56,451
Deutsche Telekom AG	*†		16,344	303,271
Douglas Holding AG			200	5,912
Epcos AG	*		335	5,076
Fresenius Medical Care AG	†		202	15,470
HeidelbergCement AG			388	18,047
Hypo Real Estate Holding	*		813	27,869
Infineon Technologies AG	*		3,933	40,153
KarstadtQuelle AG			205	3,195
Linde AG			559	32,215
Man AG			710	24,277
Merck KGaA			340	19,442
Metro AG			942	42,037
MLP AG	†		447	7,184
Muenchener Rueckversicherungs AG			1,176	113,284
Puma AG Rudolf Dassler Sport			104	27,864
RWE AG			2,553	122,013
SAP AG			1,332	206,958
Schering AG			1,124	70,987
Siemens AG			5,202	382,549
Suedzucker AG			346	6,532
ThyssenKrupp AG			1,990	38,779
TUI AG			781	14,637
E.ON AG			4,042	298,198
Volkswagen AG	†		1,424	54,809

				3,272,960

Greece—0.5%
Alpha Bank AE			1,220	31,093
Coca Cola Hellenic Bottling Company SA			500	10,768
Commercial Bank of Greece			300	6,640
Cosmote Mobile Communications SA			700	11,546
EFG Eurobank Ergasias SA			1,300	30,516
Folli-Follie SA			100	2,879
Germanos SA			100	2,345
Hellenic Duty Free Shops SA			100	1,627
Hellenic Petroleum SA			700	5,790
Hellenic Technodomiki Tev SA			480	1,872
Hellenic Telecommunications Organization SA			1,700	22,845
Hyatt Regency SA			300	2,988
Intracom SA			500	1,851
National Bank of Greece SA			1,560	37,937
OPAP SA			1,100	21,285
Piraeus Bank SA			1,100	12,760
Public Power Corporation			600	14,874
Technical Olympic SA			500	2,298
Titan Cement Company SA			400	10,383
Viohalco			700	5,199

				237,496

Hong Kong—1.6%
Bank of East Asia Ltd.			8,600	24,152
BOC Hong Kong Holdings Ltd.			23,500	42,943
Cathay Pacific Airways Ltd.			6,000	10,272
Cheung Kong Holdings Ltd.			10,000	85,598
CLP Holdings Ltd.			12,000	68,632
Esprit Holdings Ltd.			5,000	25,391
Giordano International Ltd.			10,000	5,514
Hang Lung Properties Ltd.			9,000	13,272
Hang Seng Bank Ltd.			5,000	66,683
Henderson Land Development			5,000	23,916
Hong Kong & China Gas			24,000	44,780
Hong Kong Exchanges and Clearing Ltd.			6,000	$13,657
HongKong Electric Holdings			9,000	39,933
Hopewell Holdings Ltd.			4,000	8,335
Hutchison Whampoa Ltd.			14,000	109,514
Hysan Development Company Ltd.			5,000	8,816
Johnson Electric Holdings Ltd.			10,000	9,810
Kingboard Chemicals Holdings Company Ltd.			2,000	4,104
Kingboard Chemicals Holdings Company Ltd. Warrants, Expires TBD		*‡ð	200	—
Li & Fung Ltd.			10,000	14,362
MTR Corporation			8,000	12,054
New World Development Ltd.			12,600	11,876
PCCW Ltd.		*	23,000	15,190
Shangri-La Asia Ltd.			8,000	8,618
Sino Land Company			8,000	5,950
Sun Hung Kai Properties Ltd.			9,000	84,828
Swire Pacific Ltd. Class A			6,000	41,741
Techtronic Industries Company			6,000	11,811
Television Broadcasts Ltd.			2,000	8,951
Texwinca Holding Company Ltd.			2,000	1,693
Wharf Holdings Ltd.			8,000	26,930

				849,326

Ireland—0.9%
Allied Irish Banks PLC			5,592	93,761
Bank of Ireland			6,197	83,509
CRH PLC			3,453	82,556
DCC PLC			459	8,409
Depfa Bank PLC			2,266	30,902
Elan Corporation PLC		*	2,445	57,393
Fyffes PLC			2,423	5,387
Grafton Group PLC			1,408	13,081
Greencore Group PLC			1,189	4,150
Independent News & Media PLC			3,997	10,127
Irish Life & Permanent PLC			1,791	28,918
Kerry Group PLC Class A			890	19,676
Kingspan Group PLC			893	6,610

				444,479

Italy—3.8%
Alleanza Assicurazioni SpA			2,889	33,406
Arnoldo Mondadori Editore SpA			910	8,612
Assicurazioni Generali SpA			6,218	170,905
Autogrill SpA		*	788	11,187
Autostrade SpA			1,691	36,208
Banca Antonveneta SpA		*	1,480	30,587
Banca Fideuram SpA			1,785	8,269
Banca Intesa SpA			21,214	80,624
Banca Intesa SpA			5,898	17,471
Banca Monte dei Paschi di Siena SpA			6,535	19,277
Banca Nazionale Del Lavoro SpA		*†	7,619	16,891
Banca Popolare di Milano Scrl			2,366	14,840
Banche Popolari Unite Scrl			2,132	35,350
Banco Popolare di Verona e Novara Scrl			2,365	41,475
Benetton Group SpA			248	2,985
Bulgari SpA			1,022	10,167
Capitalia SpA			8,864	32,587
Edison SpA		*	5,810	10,102

122	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Enel SpA		15,774	$128,911
ENI-Ente Nazionale Idrocarburi SpA		16,879	378,185
Fiat SpA	*	3,196	23,023
FinecoGroup SpA	*	1,170	6,931
Finmeccanica SpA		36,481	25,736
Gruppo Editoriale L’Espresso SpA		1,001	5,532
Italcementi SpA		483	7,139
Luxottica Group SpA		933	16,710
Mediaset SpA		3,831	43,489
Mediobanca SpA		2,904	38,376
Mediolanum SpA		1,455	8,710
Pirelli & C SpA		11,740	12,015
Riunione Adriatica di Sicurta SpA		1,864	35,814
Sanpaolo IMI SpA		6,055	68,360
Seat Pagine Gialle SpA	*	21,560	6,989
Snam Rete Gas SpA		5,519	26,664
Telecom Italia Media SpA	*	10,174	3,336
Telecom Italia SpA		53,584	165,380
Telecom Italia SpA		37,072	84,950
Terna SpA Rights, Expires TBD		6,696	15,926
TIM SpA		24,678	133,021
Tiscali SpA	*	964	3,448
UniCredito Italiano SpA		28,646	144,448

			1,964,036

Japan—21.8%
77 Bank Ltd. (The)		2,000	11,233
Acom Company Ltd.		480	29,703
Aderans Company Ltd.		200	3,956
Advantest Corporation		500	29,716
Aeon Co., Ltd.		1,600	25,493
Aeon Company Ltd.		2,000	32,193
Aeon Credit Service Company Ltd.		200	11,396
Aiful Corporation		250	24,521
Aisin Seiki Company Ltd.		1,100	27,148
Ajinomoto Company Inc.		4,000	45,731
Alfresa Holdings Corporation		100	3,502
All Nippon Airways Company Ltd.		3,000	9,609
Alps Electric Company Ltd.		1,000	11,914
Amada Company Ltd.		2,000	10,435
Anritsu Corporation		1,000	6,597
Aoyama Trading Company Ltd.		400	9,074
Ariake Japan Company Ltd.		120	3,114
Asahi Breweries Ltd.		2,500	25,451
Asahi Glass Company Ltd.		5,000	45,504
Asahi Kasei Corporation		8,000	34,552
Asatsu-DK, Inc.		200	5,499
Autobacs Seven Company Ltd.		200	5,589
Bandai Company Ltd.		500	11,773
Bank of Fukuoka Ltd.		4,000	19,091
Bank of Yokohama Ltd. (The)		7,000	37,601
Bellsystem24, Inc.		20	5,049
Benesse Corporation		400	11,142
Bridgestone Corporation		4,000	74,222
Canon, Inc.		5,500	258,507
Capcom Company Ltd.		400	3,608
Casio Computer Company Ltd.		1,300	15,323
Central Glass Company Ltd.		1,000	7,331
Central Japan Railway Company		7	55,004
Chiba Bank Ltd. (The)		5,000	$26,223
Chubu Electric Power Company, Inc.		4,300	90,908
Chugai Pharmaceutical Company Ltd.		1,700	24,510
Circle K Sunkus Company Ltd.		300	7,268
Citizen Watch Company Ltd.		2,000	19,581
Coca-Cola West Japan Company Ltd.		300	7,295
COMSYS Holdings Corporation		1,000	7,204
Credit Saison Company Ltd.		900	27,684
CSK Corp.		400	15,715
Dai Nippon Printing Company Ltd.		4,000	53,498
Daicel Chemical Industries Ltd.		2,000	9,890
Daiichi Pharmaceutical Company Ltd.		1,500	25,819
Daikin Industries Ltd.		1,000	24,181
Daimaru, Inc.		1,000	7,694
Dainippon Ink & Chemical, Inc.		4,000	8,856
Dainippon Screen Manufacturing Company Ltd.		1,000	5,172
Daito Trust Construction Company Ltd.		600	24,281
Daiwa House Industry Company Ltd.		3,000	29,317
Daiwa Securities Group, Inc.		8,000	50,667
Denki Kagaku Kogyo KK		3,000	9,119
Denso Corporation		3,500	82,728
Dentsu, Inc.		10	26,767
Dowa Mining Company Ltd.		2,000	13,411
East Japan Railway Company		22	113,783
Ebara Corporation		2,000	8,602
Eisai Company Ltd.		1,700	46,275
Familymart Company Ltd		400	10,725
Fanuc Ltd.		900	47,364
Fast Retailing Company Ltd.		400	27,184
Fuji Electric Holdings Company Ltd.		3,000	7,431
Fuji Photo Film Company Ltd.		3,000	98,539
Fuji Soft ABC, Inc.		200	6,279
Fujikura Ltd.		2,000	8,293
Fujisawa Pharmaceutical Company Ltd.		1,700	38,331
Fujitsu Ltd.		11,000	63,579
Furukawa Electric Company Ltd. (The)	*	4,000	15,679
Goodwill Group, Inc. (The)		2	3,557
Gunma Bank Ltd.		2,000	9,799
Gunze Ltd.		1,000	4,410
Hankyu Department Stores, Inc.		1,000	6,996
Hino Motors Ltd.	†	2,000	13,937
Hirose Electric Company Ltd.		200	18,238
Hitachi Cable Ltd.		1,000	3,775
Hitachi Chemical Company Ltd.		700	10,226
Hitachi Construction Machinery Company Ltd.		1,000	12,177
Hitachi Credit Corporation		400	6,297
Hitachi Ltd.		21,000	126,903
Hitachi Software Engineering Company Ltd.		200	3,693
Hokkaido Electric Power Company, Inc.		1,200	21,483
Hokugin Financial Group, Inc.		5,000	10,435
Honda Motor Company Ltd.		5,100	247,110

See accompanying notes to schedule of investments.	123

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

House Foods Corporation		500	$6,751
Hoya Corporation		700	73,360
Isetan Company Ltd.		1,100	11,318
Ishihara Sangyo Kaisha Ltd.		2,000	3,920
Ishikawajima-Harima Heavy Industries Company Ltd.	*	6,000	8,602
Ito En Ltd.		200	8,729
Itochu Corporation	*	9,000	38,381
Itochu Techno-Science Corporation		200	8,330
Ito-Yokado Company Ltd.		2,200	75,456
Jafco Company Ltd.		200	10,525
Japan Airlines System Corporation	*	5,000	13,701
Japan Real Estate Investment Corporation REIT		1	7,939
Japan Retail Fund Investment Corporation REIT		1	7,486
Japan Tobacco, Inc.		6	50,195
JFE Holdings, Inc.		3,400	96,870
JGC Corporation		1,000	10,172
Joyo Bank Ltd.		5,000	20,143
JSR Corporation		1,200	19,381
Kajima Corporation		6,000	19,599
Kaken Pharmaceutical Company Ltd.		1,000	5,771
Kamigumi Company Ltd.		2,000	14,481
Kanebo Ltd.	*	4,000	6,061
Kaneka Corporation		2,000	19,635
Kansai Electric Power Company, Inc. (The)		4,700	82,861
Kansai Paint Company Ltd.		1,000	6,215
Kao Corporation		3,000	66,283
Katokichi Company Ltd.		200	3,666
Kawasaki Heavy Industries Ltd.		9,000	13,556
Kawasaki Kisen Kaisha Ltd.		3,000	20,524
Keihin Electric Express Railway Company Ltd.		3,000	16,986
Keio Electric Railway Company Ltd.		4,000	20,869
Keyence Corporation		200	42,065
Kikkoman Corporation		1,000	8,810
Kinden Corporation		1,000	6,252
Kinki Nippon Railway Company Ltd.		10,000	33,572
Kirin Brewery Company Ltd.		5,000	43,190
Kobe Steel Ltd.		15,000	21,777
Kokuyo Company Ltd.		400	4,268
Komatsu Ltd.		6,000	38,545
Konami Corporation		500	11,070
Konica Corp.		2,500	34,185
Koyo Seiko Company Ltd.		1,000	11,206
Kubota Corporation		7,000	33,028
Kuraray Company Ltd.		2,500	18,737
Kuraya Sanseido, Inc.		600	6,239
Kurita Water Industries Ltd.		700	9,496
Kyocera Corporation		1,100	77,352
Kyowa Hakko Kogyo Company Ltd.		2,000	13,048
Kyushu Electric Power Company Inc.		2,600	48,716
Lawson, Inc.		400	13,864
Leopalace21 Corporation		800	14,772
Mabuchi Motor Company Ltd.		200	14,336
Makita Corporation		1,000	14,119
Marubeni Corporation		8,000	21,196
Marui Company Ltd.		2,100	$26,391
Matsumotokiyoshi Company Ltd.		200	5,054
Matsushita Electric Industrial Company Ltd.		14,000	186,862
Matsushita Electric Works Ltd.		2,000	15,806
Meiji Dairies Corporation		2,000	11,505
Meiji Seika Kaisha Ltd.		2,000	8,003
Meitec Corporation		200	7,186
Millea Holdings, Inc.		10	128,845
Minebea Company Ltd.		2,000	8,166
Mitsubishi Chemical Corporation		11,000	33,336
Mitsubishi Corporation		7,000	75,647
Mitsubishi Electric Corporation		11,000	52,200
Mitsubishi Estate
Company Ltd.		6,000	62,608
Mitsubishi Gas Chemical Company, Inc.		2,000	8,529
Mitsubishi Heavy
Industries Ltd.		19,000	53,616
Mitsubishi Logistics Corporation		1,000	8,783
Mitsubishi Materials Corporation		6,000	12,685
Mitsubishi Rayon Company Ltd.		3,000	9,854
Mitsubishi Tokyo Financial Group, Inc.		29	241,820
Mitsui & Company Ltd.		8,000	66,999
Mitsui Chemicals, Inc.		4,000	19,744
Mitsui Engineering & Shipbuilding Company Ltd.		4,000	6,025
Mitsui Fudosan Company Ltd.		5,000	51,992
Mitsui Mining & Smelting Company Ltd.		4,000	15,607
Mitsui O.S.K. Lines Ltd.		6,000	35,986
Mitsui Sumitomo Insurance Company Ltd.		8,000	65,983
Mitsui Trust Holdings, Inc.		4,000	25,225
Mitsukoshi Ltd.		2,000	9,981
Mitsumi Electric Company Ltd.		400	4,290
Mizuho Financial Group, Inc.		50	187,823
Murata Manufacturing Company Ltd.		1,500	72,135
NEC Corporation		11,000	65,774
NTT DoCoMo, Inc.		130	220,579
Namco Ltd.		400	4,537
NEC Electronics Corporation		300	15,325
NET One Systems Company Ltd.		3	11,079
NGK Insulators Ltd.		2,000	16,822
NGK Spark Plug Company Ltd.		1,000	10,416
Nichii Gakkan Company		200	5,217
Nichirei Company		2,000	6,533
Nidec Corporation		300	30,324
Nikko Cordial Corporation		10,000	40,559
Nikon Corporation	†	2,000	18,837
Nintendo Company Ltd.		600	73,387
Nippon Building Fund, Inc. REIT		2	15,734
Nippon Express Company Ltd.		5,000	24,227
Nippon Kayaku Company Ltd.		1,000	5,136
Nippon Light Metal Company Ltd.		3,000	6,696
Nippon Meat Packers, Inc.		1,000	13,374
Nippon Mining Holdings, Inc.		5,000	25,315
Nippon Oil Corporation		8,000	50,449
Nippon Sanso Corporation		1,000	5,235

124	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Nippon Sheet Glass Company Ltd.		2,000	$6,569
Nippon Shokubai Company Ltd.		1,000	7,468
Nippon Steel Corporation		39,000	92,714
Nippon Telegraph & Telephone Corporation		34	135,432
Nippon Unipac Holding		6	26,295
Nippon Yusen Kabushiki Kaisha		6,000	31,032
Nishimatsu Construction Company Ltd.		2,000	6,188
Nissan Chemical Industries Ltd.		1,000	7,667
Nissan Motor Company Ltd.		16,200	176,391
Nisshin Seifun Group, Inc.		1,000	9,654
Nisshin Steel Company Ltd.		4,000	8,856
Nisshinbo Industries, Inc.		1,000	6,724
Nissho Iwai-Nichimen Holdings Corporation	*	900	3,503
Nissin Food Products Company Ltd.		500	12,272
Nitori Company Ltd.		100	5,735
Nitto Denko Corporation		1,100	50,603
NOK Corporation		600	18,401
Nomura Holdings, Inc.		12,000	154,070
Nomura Research Institute Ltd.		200	16,097
NSK Ltd.		3,000	12,875
NTN Corporation		3,000	15,897
NTT Data Corporation		8	21,051
Obayashi Corporation		4,000	19,889
Odakyu Electric Railway Company Ltd.		4,000	21,160
Oji Paper Company Ltd.		5,000	28,264
Oki Electric Industry Company Ltd.	*	4,000	12,376
Okumura Corporation		1,000	4,537
Olympus Corporation		1,000	19,281
Omron Corporation		1,300	28,722
Onward Kashiyama Company Ltd.		1,000	13,883
Oracle Corporation		200	9,854
Oriental Land Company Ltd.		300	18,156
ORIX Corporation		500	51,266
Osaka Gas Company Ltd.		13,000	35,387
Pioneer Corporation		1,000	20,869
Promise Company Ltd.		600	39,252
Q.P. Corporation		800	6,693
Rakuten, Inc.		3	19,517
Resona Holdings, Inc.	*	30,000	45,186
Ricoh Company Ltd.		4,000	75,311
Rinnai Corporation		300	9,146
Rohm Company Ltd.		700	70,375
Ryohin Keikaku Company Ltd.		200	8,638
Saizeriya Company Ltd.		200	2,947
Sammy Corporation	‡	300	14,699
Sanden Corporation		1,000	6,578
Sanken Electric Company Ltd.		1,000	9,518
Sankyo Company Ltd.		300	11,841
Sankyo Company Ltd.		2,300	48,625
Sanwa Shutter Corporation		1,000	4,537
Sanyo Electric Company Ltd.		10,000	32,393
Sapporo Breweries Ltd.		2,000	6,460
Secom Company Ltd.		1,500	52,128
Sega Corporation	*‡	800	10,808
Seiko Epson Corporation		600	25,588
Seino Transportation Company Ltd.		1,000	$8,937
Sekisui Chemical Company Ltd.		3,000	20,688
Sekisui House Ltd.		3,000	28,636
Seven-Eleven Japan Company Ltd.		2,400	68,596
Sharp Corporation		6,000	82,533
Shimachu Company Ltd.		300	7,241
Shimamura Company Ltd.		100	6,660
Shimano, Inc.		500	12,771
Shimizu Corporation		3,000	11,923
Shin-Etsu Chemical Company Ltd.		2,300	82,642
Shinsei Bank Ltd.		4,000	24,245
Shionogi & Company Ltd.		2,000	28,654
Shiseido Company Ltd.		2,000	24,589
Shizuoka Bank Ltd.		4,000	30,088
Showa Denko KK		6,000	14,318
Showa Shell Sekiyu KK		1,000	8,874
Skylark Company Ltd.		500	8,280
SMC Corporation		400	38,291
Snow Brand Milk Products Company Ltd.	*	1,500	4,355
Softbank Corporation	†	1,500	69,549
Sompo Japan Insurance, Inc.		5,000	42,374
Sony Corporation		6,000	204,700
Stanley Electric Company Ltd.		900	12,609
Sumitomo Bakelite Company Ltd.		1,000	6,025
Sumitomo Chemical Company Ltd.		9,000	42,628
Sumitomo Corporation		6,000	44,642
Sumitomo Electric Industries Ltd.		4,000	35,496
Sumitomo Heavy Industries Ltd.	*	3,000	8,874
Sumitomo Metal Industries Ltd.		22,000	26,150
Sumitomo Metal Mining Company Ltd.		3,000	20,797
Sumitomo Mitsui Financial Group, Inc.	†	26	148,625
Sumitomo Osaka Cement Company Ltd.		2,000	4,355
Sumitomo Realty & Development Company Ltd.		3,000	31,984
Sumitomo Trust & Banking Company Ltd. (The)		8,000	47,328
Suruga Bank Ltd. (The)		1,000	7,123
Suzuken Company Ltd.		360	9,342
T&D Holdings, Inc.	*	1,200	52,482
TDK Corporation		800	53,280
Taiheiyo Cement Corporation		5,000	11,342
Taisei Corporation		5,000	15,879
Taisho Pharmaceutical Company Ltd.		1,000	18,510
Taiyo Yuden Company Ltd.		1,000	10,362
Takara Holdings, Inc.		1,000	6,097
Takashimaya Company Ltd.		2,000	16,641
Takeda Chemical Industries Ltd.		5,800	263,134
Takefuji Corporation		440	28,146
Teijin Ltd.		5,000	17,875
Teikoku Oil Company Ltd.		1,000	5,544
Terumo Corporation		1,100	25,052
THK Company Ltd.		600	10,088
TIS, Inc.		200	6,751
Tobu Railway Company Ltd.		5,000	18,283

See accompanying notes to schedule of investments.	125

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Toda Corporation		1,000	$3,738
Toho Company Ltd.		900	12,780
Tohoku Electric Power Company Inc.		2,800	46,188
Tokyo Broadcasting System		200	3,120
Tokyo Electric Power Company, Inc. (The)		7,500	161,283
Tokyo Electron Ltd.		1,100	53,598
Tokyo Gas Company Ltd.		17,000	60,312
Tokyo Style Company Ltd.		1,000	11,406
Tokyu Corporation		6,000	27,330
Tokyu Land Corporation		2,000	5,390
TonenGeneral Sekiyu KK		2,000	17,258
Toppan Printing Company Ltd.		4,000	39,234
Toray Industries, Inc.		8,000	37,020
Toshiba Corporation		19,000	69,821
Tosoh Corporation		3,000	12,140
Tostem Inax Holding Corporation		2,000	36,567
Toto Ltd.		2,000	17,367
Toyo Seikan Kaisha Ltd.		1,000	15,443
Toyo Suisan Kaisha Ltd.		1,000	13,021
Toyobo Company Ltd.		4,000	9,074
Toyoda Gosei Company Ltd.		300	5,812
Toyota Industries Corporation		1,300	29,548
Toyota Motor Corporation		18,700	716,033
Trend Micro, Inc.		500	21,504
Ube Industries Ltd.	*	4,000	5,263
UFJ Holdings, Inc.	*	25	109,564
Uni-Charm Corporation		300	14,863
UNY Company Ltd.		1,000	10,280
Ushio, Inc.		1,000	16,859
USS Company Ltd.		150	11,310
Wacoal Corp.		1,000	9,799
West Japan Railway Company		11	42,918
World Company Ltd.		300	8,125
Yahoo Japan Corporation	*†	12	53,353
Yakult Honsha Company Ltd.		1,000	15,425
Yamada Denki Company Ltd.		500	17,240
Yamaha Corporation		1,100	16,738
Yamaha Motor Company Ltd.		1,000	15,153
Yamanouchi Pharmaceutical Company Ltd.		2,000	64,604
Yamato Transport Company Ltd.		3,000	41,294
Yamazaki Baking Company Ltd.		1,000	8,711
Yokogawa Electric Corporation		1,000	11,496
Zeon Corporation		1,000	6,923

			11,339,990

Luxembourg—0.1%
Arcelor		3,136	57,956

Netherlands—4.8%
ABN AMRO Holding NV		10,136	230,251
ASM Lithography Holdings NV	*†	3,075	39,566
Aegon NV		8,874	95,667
Akzo Nobel NV		1,733	61,192
Corio NV		271	12,995
DSM NV		475	24,778
Euronext NV		633	18,012
European Aeronautic Defense and Space Company		1,517	40,188
Getronics NV	*	2,614	5,454
Hagemeyer NV	*	3,765	$7,014
Heineken NV		1,604	48,290
IHC Caland NV		196	10,146
ING Groep NV		11,671	294,546
James Hardie Industries NV		2,748	11,462
Royal KPN NV		12,974	97,166
Koninklijke Ahold NV	*	9,858	62,932
Koninklijke Philips Electronics NV		8,547	195,748
Oce NV		429	6,698
Qiagen NV	*	875	9,889
Randstad Holding NV		330	11,952
Reed Elsevier NV		4,462	57,469
Rodamco Europe NV		316	20,703
Royal Dutch Petroleum Company		13,507	695,688
Royal Numico NV		1,003	31,940
STMicroelectronics NV		3,840	66,198
TPG NV		1,995	48,738
Unilever NV		3,711	213,492
VNU NV		1,559	40,081
Vedior NV		1,072	16,576
Wereldhave NV		137	11,817
Wolters Kluwer NV		1,781	29,973

			2,516,621

New Zealand—0.2%
Auckland International Airport Ltd.		1,563	7,544
Carter Holt Harvey Ltd.		4,104	6,242
Contact Energy Ltd.		1,641	6,700
Fisher & Paykel Appliances Holdings Ltd.		1,564	4,271
Fisher & Paykel Healthcare Corporation		580	5,960
Fletcher Building Ltd.		2,666	10,759
Independent Newspapers Ltd.		1,009	3,479
Sky City Entertainment Group Ltd.		2,591	8,092
Sky Network Television Ltd.	*	700	2,546
Telecom Corp. of New Zealand Ltd.		12,682	50,495
Tower Ltd.	*	398	570
Warehouse Group Ltd.		1,485	4,246
Waste Management NZ, Ltd.		778	2,777

			113,681

Norway—0.6%
Aker ASA Class A		72	513
DnB Nor ASA		4,276	33,846
Norsk Hydro ASA		956	69,631
Norske Skogindustrier ASA		656	11,774
Orkla ASA		1,204	33,288
Petroleum Geo-Services ASA	*	138	6,738
Schibsted ASA		247	5,259
Smedvig ASA		400	5,232
Statoil ASA		3,466	49,717
Storebrand		1,310	9,882
Tandberg ASA		705	6,366
Telenor ASA		5,196	39,583
Tomra Systems ASA		1,398	5,278
Yara International ASA	*	1,275	13,551

			290,658

Portugal—0.3%
Banco BPI SA		2,502	9,385
Banco Comercial Portugues SA Class R		11,207	24,358

126	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Banco Espirito Santo SA		697	$11,643
Brisa-Auto Estradas de Portugal SA		2,211	17,959
Cimpor Cimentos de Portugal SA		1,457	7,510
Electricidade de Portugal SA		11,221	32,751
Jeronimo Martins SGPS SA		328	3,695
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA		312	6,956
Portugal Telecom SGPS SA		5,438	59,908
Sonae SGPS SA		5,856	6,546

			180,711

Singapore—0.8%
Allgreen Properties Ltd.		4,000	2,636
Ascendas Real Estate Investment Trust REIT		3,000	2,761
Capitaland Ltd.		8,000	8,502
CapitaMall Trust REIT		3,000	2,921
Chartered Semiconductor Manufacturing Ltd.	*	7,000	4,281
City Developments Ltd.		3,000	11,667
ComfortDelgro Corporation Ltd.		11,000	8,556
Creative Technology Ltd		400	4,417
DBS Group Holdings Ltd.		7,000	66,498
Datacraft Asia Ltd.	*	1,000	715
Fraser & Neave Ltd.		1,000	8,253
Haw Par Corporation Ltd.		1,000	2,945
Jardine Cycle & Carriage Ltd.		1,000	4,898
Keppel Corporation Ltd.		4,000	18,762
Keppel Land Ltd.		4,000	4,512
Oversea-Chinese Banking Corporation		7,000	58,186
Overseas Union Enterprise Ltd.		1,000	4,334
Parkway Holdings Ltd.		3,000	2,369
Sembcorp Industries Ltd.		5,000	4,364
SembCorp Logistics Ltd.		3,000	4,043
Singapore Airlines Ltd.		4,000	25,887
Singapore Exchange Ltd.		6,000	6,305
Singapore Land Ltd.		1,000	2,707
Singapore Post Ltd.		10,000	4,750
Singapore Press Holdings Ltd.		10,500	29,550
Singapore Technologies Engineering Ltd.		9,000	11,222
Singapore Telecommunications Ltd.		38,220	53,101
ST Assembly Test Services Ltd.	*	7,000	4,322
United Overseas Bank Ltd.		8,000	65,073
United Overseas Land Ltd.		2,000	2,601
Venture Corporation, Ltd.		1,000	9,797

			440,935

Spain—3.4%
Abertis Infraestructuras SA		1,647	30,745
Acciona SA		174	11,140
Acerinox SA		1,212	16,739
ACS Actividades Construccion y Servicios		1,668	30,391
Altadis SA		1,821	61,970
Amadeus Global Travel Distribution Class A		2,355	18,632
Antena 3 Television SA	*	115	$6,844
Banco Bilbao Vizcaya Argentaria SA	†	20,904	287,667
Banco Popular Espanol SA		1,013	56,289
Banco Santander Central Hispano SA		27,850	271,875
Corporacion Mapfre SA		616	7,230
Endesa SA		6,199	118,028
Fomento de Construcciones Y Contratas SA		305	11,323
Gamesa Corporation Tecnologica SA		762	11,177
Gas Natural SDG SA		968	23,925
Grupo Ferrovial SA		429	19,155
Iberdrola SA		4,988	103,458
Iberia Lineas Aereas de Espana		2,550	7,063
Inditex SA		1,340	33,119
Indra Sistemas SA		873	11,623
Metrovacesa SA		256	10,470
Metrovacesa SA	‡	13	524
NH Hoteles SA		435	4,819
Promotora de Informaciones SA		416	7,673
Repsol YPF SA		5,955	130,763
Sacyr Vallehermoso SA		729	10,322
Sociedad General de Aguas de Barcelona SA Class B		378	6,643
Sogecable SA	*†	198	7,968
Telefonica Publicidad e Informacion SA		898	6,279
Telefonica SA		28,928	432,939
Union Fenosa SA		1,426	32,393
Zeltia SA		1,200	8,272

			1,797,458

Sweden—2.4%
Alfa Laval AB		493	7,173
Assa Abloy AB Class B		1,844	23,096
Atlas Copco AB Class A		698	26,826
Atlas Copco AB Class B		502	17,674
Axfood AB		178	4,813
Billerud AB		333	5,142
Capio AB	*	310	2,936
Castellum AB		297	8,602
D Carnegie AB		350	3,459
Electrolux AB Class B		1,784	32,568
Elekta AB Class B	*	175	4,252
Eniro AB		969	8,379
Eniro AB	*	57	669
Gambro AB Class A		1,194	13,685
Gambro AB Class B		606	6,800
Getinge AB		978	11,880
Hennes & Mauritz AB Class B		3,108	85,533
Hoganas AB Class B		196	4,533
Holmen AB Class B		341	10,063
Lundin Petroleum AB	*	1,245	7,331
Modern Times Group AB Class B	*	293	5,470
Nordea Bank AB		14,379	117,432
OMHEX AB	*	365	4,334
Oriflame Cosmetics SA SDR		110	2,484
Sandvik AB		1,424	49,157
SAS AB	*	478	3,543
Scania AB Class B		615	20,808
Securitas AB Class B		1,833	24,405
Skandia Forsakrings AB		6,324	24,999

See accompanying notes to schedule of investments.	127

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Skandinaviska Enskilda Banken AB Class A		3,128	$48,301
Skanska AB Class B		2,277	23,675
SKF AB Class B		661	25,086
Ssab Svenskt Stal AB Class A		337	6,383
Ssab Svenskt Stal AB Class B		223	4,086
Svenska Cellulosa AB Class B		1,240	48,167
Svenska Handelsbanken AB Class A		3,652	76,444
Swedish Match AB		2,199	23,241
Tele2 AB Class B		681	25,331
Telefonaktiebolaget LM Ericsson Class B	*	95,922	297,555
TeliaSonera AB		11,917	57,904
Trelleborg AB Class B		495	7,338
Volvo AB Class A		600	20,383
Volvo AB Class B		1,507	53,160
Wihlborgs Fastigheter AB		270	4,243
WM-data AB Class B		2,069	3,692

			1,263,035

Switzerland—6.7%
ABB Ltd.	*	12,013	73,413
Adecco SA		847	42,116
Ciba Specialty Chemicals AG	*	424	26,421
Clariant AG		1,486	17,817
Compagnie Financiere Richemont AG Class A		3,352	92,880
Credit Suisse Group	*	7,376	235,732
Geberit AG		21	16,337
Givaudan		44	26,783
Holcim Ltd.		1,170	61,789
Kudelski SA	*	203	5,780
Kuoni Reisen Holding		19	7,040
Logitech International SA	*	252	12,227
Lonza Group AG		249	11,273
Micronas Semiconductor Holdings AS	*	231	9,819
Nestle SA		2,616	600,029
Nobel Biocare Holding AG		148	22,997
Novartis AG		15,436	720,487
Phonak Holding AG		314	10,086
Rieter Holding AG		37	10,030
Roche Holding AG		4,556	471,348
Schindler Holding AG		35	9,965
Serono SA Class B		43	26,588
SGS SA		30	16,481
Straumann Holding AG		41	8,714
Sulzer AG		21	6,299
Swatch Group AG		394	10,854
Swatch Group AG Class B		207	27,973
Swiss Reinsurance		2,095	120,720
Swisscom AG		173	60,076
Syngenta AG	*	698	66,615
UBS AG		6,933	488,741
Unaxis Holding AG Class R		88	7,763
Valora Holding AG		26	5,463
Zurich Financial
Services AG	*	936	133,618

			3,464,274

United Kingdom—24.6%
3i Group PLC		4,071	40,917
Aegis Group PLC		6,784	11,876
Aggreko PLC		1,629	4,200
Alliance Unichem PLC		1,655	$19,958
Amec PLC		2,129	12,218
Amvescap PLC		4,473	24,179
ARM Holdings PLC		6,175	9,329
Arriva PLC		1,360	10,950
Associated British Ports Holdings PLC		2,054	16,389
AstraZeneca PLC		10,869	445,431
Aviva PLC		14,674	145,363
BAA PLC		6,804	68,140
BG Group PLC		22,967	154,170
BOC Group PLC		3,256	52,079
BAE Systems PLC		19,955	81,147
Balfour Beatty PLC		2,871	14,467
Barclays PLC		41,639	399,299
Barratt Developments PLC		1,448	14,829
BBA Group PLC		2,744	13,281
Bellway PLC		774	10,223
Berkeley Group PLC		634	14,546
BHP Billiton PLC		15,934	167,648
Boots Group PLC		5,053	58,696
BP PLC		141,493	1,350,455
BPB PLC		3,081	23,859
Brambles Industries PLC		4,519	20,993
British Airways PLC	*	3,275	12,296
British American Tobacco PLC		10,015	145,146
British Land Company PLC		3,197	43,037
British Sky Broadcasting PLC		8,286	71,850
BT Group PLC		55,695	181,137
Bunzl PLC		2,764	20,817
Cable & Wireless PLC	*	15,410	27,255
Cadbury Schweppes PLC		13,496	103,781
Capita Group PLC		4,184	24,906
Carnival PLC		1,112	54,666
Cattles PLC		2,333	13,941
Centrica PLC		27,822	126,353
Close Brothers Group PLC		821	10,287
Cobham PLC		668	16,099
Compass Group PLC		13,804	55,073
Cookson Group PLC	*	12,582	6,830
Corus Group PLC	*	24,662	22,757
Daily Mail and General Trust NV Class A		2,022	26,286
Davis Service Group PLC		1,505	10,075
De La Rue PLC		1,297	7,304
Diageo PLC		19,843	247,730
Dixons Group PLC		12,344	38,136
Eircom Group PLC	*	3,000	5,664
Electrocomponents PLC		2,756	15,508
Emap PLC		1,586	21,608
EMI Group PLC		5,017	20,039
Enterprise Inns PLC		2,283	23,545
Exel PLC		1,839	22,759
FirstGroup PLC		2,680	14,232
FKI PLC		4,542	9,862
Friends Provident PLC		12,171	30,665
GKN PLC		4,854	18,861
GlaxoSmithKline PLC		38,319	825,750
Great Portland Estates PLC		1,047	5,342
Group 4 Securicor PLC		8,369	17,565
GUS PLC		6,602	107,508
HSBC Holdings PLC		71,407	1,133,086
Hammerson PLC		1,722	22,558
Hanson PLC		4,680	34,633
Hays PLC		10,822	25,994
HBOS PLC		25,226	340,494
Hilton Group PLC		10,069	50,419
HMV Group PLC		2,373	9,800

128	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

ICAP PLC		2,851	$11,349
Imi PLC		2,070	13,333
Imperial Chemical Industries PLC		7,438	28,396
Imperial Tobacco Group PLC		4,747	103,411
Inchcape PLC		463	13,060
Intercontinental Hotels Group PLC		4,544	51,673
International Power PLC	*	12,147	31,813
Intertek Testing Services Ltd.		1,022	11,095
Invensys PLC	*	32,239	6,562
ITV PLC		27,450	53,516
J Sainsbury PLC		8,661	39,921
J Sainsbury PLC, Deferred Shrs	*‡ð	9,899	—
Johnson Matthey PLC		1,424	24,606
Kelda Group PLC		2,408	23,331
Kesa Electricals PLC		3,564	18,249
Kidde PLC		5,897	13,177
Kingfisher PLC		15,294	85,300
Legal & General Group PLC		41,308	74,180
Liberty International PLC		1,632	24,420
Lloyds TSB Group PLC		36,312	283,500
LogicaCMG PLC		4,947	15,507
London Stock Exchange PLC		1,668	10,412
Man Group PLC		1,829	39,348
Marconi Corporation PLC	*	1,236	12,993
Marks & Spencer Group PLC		14,814	91,937
Meggitt PLC		2,607	11,509
MFI Furniture Group PLC		3,668	7,002
Misys PLC		3,391	12,026
Mitchells & Butlers PLC		3,065	15,098
National Express Group PLC		845	10,397
National Grid Transco PLC		20,003	168,747
Next PLC		1,683	49,727
Novar PLC		3,282	6,888
Pearson PLC		5,242	56,054
Peninsular and Oriental Steam Navigation Company (The)		4,498	21,404
Persimmon PLC		1,874	22,430
Pilkington PLC		7,452	12,202
Premier Farnell PLC		2,243	7,843
Provident Financial PLC		1,534	15,640
Prudential PLC		13,165	107,310
Punch Taverns PLC		1,534	13,989
Rank Group PLC		3,873	19,586
Reckitt Benckiser PLC		3,870	94,810
Reed Elsevier PLC		8,365	73,406
Rentokil Initial PLC		11,682	31,811
Reuters Group PLC		9,450	53,261
Rexam PLC		3,575	27,394
Rio Tinto PLC		6,935	186,461
RMC Group PLC		1,726	26,529
Rolls-Royce Group PLC		9,793	44,873
Royal & Sun Alliance Insurance Group PLC		18,079	23,389
Royal Bank of Scotland Group PLC		19,326	558,081
SABMiller PLC		5,223	68,939
Sage Group PLC		8,148	23,920
Schroders PLC		894	10,021
Scottish & Newcastle PLC		5,158	35,231
Scottish & Southern Energy PLC		5,629	79,340
Scottish Power PLC		11,882	90,832
Serco Group PLC		3,157	12,281
Severn Trent PLC		2,212	35,140
Shell Transport & Trading Company PLC		62,631	$459,518
Signet Group PLC		10,508	21,769
Slough Estates PLC		2,559	21,565
Smith & Nephew PLC		6,172	56,730
Smiths Group PLC		3,612	48,492
SSL International PLC		1,427	7,152
Stagecoach Group PLC		4,798	7,922
Stratex Networks, Inc.		3,042	64,562
Tate & Lyle PLC		2,486	17,362
Taylor Woodrow PLC		3,508	16,709
Tesco PLC		50,124	258,699
Tomkins PLC		4,835	23,183
Trinity Mirror PLC		1,803	21,466
Unilever PLC		17,974	146,264
United Business Media PLC		2,184	18,444
United Utilities PLC		3,481	34,987
United Utilities PLC Class A		1,908	12,670
Vodafone Group PLC		435,113	1,041,167
WPP Group PLC		7,361	68,524
Whitbread PLC		1,943	28,968
William Hill PLC		2,606	25,155
Wimpey (George) PLC		2,327	16,926
Wolseley PLC		3,807	64,990
Yell Group PLC		4,459	28,439

			12,832,619

United States—0.1%
Synthes, Inc.		300	32,721

TOTAL COMMON STOCKS
(Cost $35,098,458)			50,095,170

PREFERRED STOCKS—0.5%

Australia—0.3%
News Corporation Ltd.		17,614	138,776

Germany—0.2%
Fresenius Medical Care AG		200	10,892
Henkel KGaA		367	26,970
Porsche AG		49	31,839
ProSieben SAT.1 Media AG		563	10,377
RWE AG		269	10,882
Volkswagen AG		672	18,287

			109,247

TOTAL PREFERRED STOCKS
(Cost $233,276)			248,023

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.3%

U.S. Treasury Bills—0.3%
U.S. Treasury Bill 1.650%	12/23/2004	**
(Cost $139,467)			$140,000	139,467

RIGHTS—0.0%	Shares	Value

Belgium—0.0%
Colruyt SA Rights, Expires 3/31/2005	113	148

See accompanying notes to schedule of investments.	129

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

RIGHTS—(Continued)

Hong Kong—0.0%
Hutchison Whampoa International 03/33, Ltd. Rights, Expires TBD	*‡ð	186	$—

Spain—0.0%
Sacyr Vallehermoso SA Rights, Expires 9/9/2004	‡	18	258

TOTAL RIGHTS
(Cost $—)			406

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—2.9%

U.S. Government Agencies—Mortgage
Backed—0.0%
Federal National Mortgage Association 1.682%	10/12/2004	††	$35,947	35,947

Institutional Money Market Funds—0.3%
BGI Institutional Fund 1.730%	10/01/2004	††	93,463	93,463
Merrill Lynch Premier Institutional Fund 1.642%	10/01/2004	††	31,043	31,043
Merrimac Cash Fund-Premium Class 1.472%	10/01/2004	††	21,568	21,568

				146,074

Bank & Certificate Deposits/Offshore
Time Deposits—1.9%
Bank of America 1.880%	12/23/2004	††	28,758	28,758
Bank of America 1.875%	10/19/2004	††	21,568	21,568
Bank of Montreal 1.760%	10/25/2004	††	4,348	4,348
Bank of Nova Scotia 1.770%	10/25/2004	††	7,189	7,189
Bank of Nova Scotia 1.760%	11/12/2004	††	21,568	21,568
Bank of Nova Scotia 1.750%	10/21/2004	††	21,568	21,568
BNP Paribas 1.800%	11/23/2004	††	71,895	71,895
BNP Paribas 1.750%	10/04/2004	††	71,895	71,895
Canadian Imperial Bank of Commerce 2.005%	11/04/2004	††	28,758	28,758
Compass Securitization 1.662%	10/08/2004	††	50,227	50,227
Credit Suisse First Boston Corporation 1.915%	10/01/2004	††	71,895	71,895
Credit Suisse First Boston Corporation 1.708%	09/09/2005	††	14,379	14,379
Delaware Funding Corporation 1.753%	10/18/2004	††	14,379	14,379
Den Danske Bank 1.640%	10/08/2004	††	28,758	28,758
Dexia Group 1.505%	10/01/2004	††	7,189	7,189
Falcon Asset Securitization Corporation 1.755%	11/10/2004	††	$7,079	$7,079
Fortis Bank 1.620%	10/05/2004	††	7,189	7,189
General Electric Capital Corporation 1.763%	10/21/2004	††	21,487	21,487
General Electric Capital Corporation 1.753%	10/20/2004	††	35,835	35,835
General Electric Capital Corporation 1.623%	10/08/2004	††	43,136	43,136
Grampian Funding LLC 1.782%	10/19/2004	††	21,494	21,494
Greyhawk Funding 1.753%	10/18/2004	††	28,666	28,666
Liberty Street Funding Corporation 1.602%	10/01/2004	††	14,331	14,331
Merrill Lynch & Company, Inc. 1.915%	10/01/2004	††	143,789	143,789
Prefco 1.772%	10/08/2004	††	14,315	14,315
Royal Bank of Canada 1.780%	11/10/2004	††	10,065	10,065
Royal Bank of Canada 1.750%	10/05/2004	††	33,790	33,790
Royal Bank of Scotland 1.670%	11/02/2004	††	2,157	2,157
Royal Bank of Scotland 1.650%	10/29/2004	††	10,065	10,065
Sheffield Receivables Corporation 1.622%	10/04/2004	††	50,326	50,326
Toronto Dominion Bank 1.710%	10/15/2004	††	71,895	71,895

				979,993

Floating Rate Instruments/Master Notes—0.7%
Bear Stearns & Company 2.010%	06/05/2005	††	14,379	14,379
Bear Stearns & Company 2.010%	12/15/2004	††	14,379	14,379

Goldman Sachs Group, Inc. 1.935%	10/18/2004	††	72,613	72,613
Goldman Sachs Group, Inc. 1.910%	10/01/2004	††	117,619	117,619
Goldman Sachs Group, Inc. 1.870%	10/01/2004	††	21,568	21,568
Goldman Sachs Group, Inc. 1.850%	10/29/2004	††	28,758	28,758
Morgan Stanley 1.955%	06/05/2005	††	35,947	35,947
Morgan Stanley 1.955%	03/16/2005	††	17,255	17,255
Morgan Stanley 1.955%	12/10/2004	††	50,326	50,326

				372,844

TOTAL CASH EQUIVALENTS
(Cost $1,534,858)				1,534,858

130	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Face	Value

REPURCHASE AGREEMENTS—2.3%

United States—2.3%
IBT Repurchase Agreement dated 09/30/2004 due 10/01/2004, with a maturity value of $1,206,371 and an effective yield of 1.25% collateralized by a U.S. Government Agency Obligation with a rate of 4.25%, maturity date of 09/25/2022 and a market value of $1,266,645.	$1,206,329	$1,206,329

TOTAL INVESTMENTS—102.2%
(Cost $38,212,388)		53,224,253
Other assets less liabilities—(2.2%)		(1,152,199)

NET ASSETS—100.0%		$52,072,054

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
ð	Security has no market value at 9/30/2004.

See accompanying notes to schedule of investments.	131

Schedule of Investments—(Continued) September 30, 2004 (Unaudited)

Vantagepoint Overseas Equity Index Fund

Percentage of Portfolio by Industry (unaudited):
Banking	17.9%
Oil & Gas	8.9%
Telephone Systems	7.6%
Pharmaceuticals	7.5%
Beverages, Food & Tobacco	5.0%
Insurance	4.4%
Automotive	4.2%
Commercial Services	3.8%
Electric Utilities	3.7%
Electronics	3.3%
Metals	2.5%
Chemicals	2.4%
Media—Broadcasting & Publishing	2.3%
Real Estate	2.0%
Retailers	1.9%
Financial Services	1.8%
Transportation	1.8%
Building Materials	1.5%
Food Retailers	1.5%
Communications	1.4%
Computers & Information	1.2%
Computer Software & Processing	1.1%
Heavy Machinery	1.0%
Entertainment & Leisure	0.9%
Cosmetics & Personal Care	0.8%
Miscellaneous	0.8%
Forest Products & Paper	0.6%
Textiles, Clothing & Fabrics	0.5%
Home Construction, Furnishings & Appliances	0.5%
Medical Supplies	0.4%
Heavy Construction	0.4%
Aerospace & Defense	0.4%
Water Companies	0.4%
Apparel Retailers	0.4%
Medical Equipment & Supplies	0.3%
Advertising	0.3%
Lodging	0.3%
Restaurants	0.3%
U.S. Treasury Bills	0.3%
Airlines	0.2%
Industrial—Diversified	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Household Products	0.0%
Health Care Providers	0.0%

TOTAL INVESTMENTS	96.9%
Other assets less liabilities	3.1%

TOTAL NET ASSETS	100.0%

132	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value

MUTUAL FUNDS—99.7%

Vantagepoint Equity Income Fund	2,966,299	$24,412,642
Vantagepoint Growth & Income Fund	2,608,784	24,444,308
Vantagepoint Income Preservation Fund	1,574,165	157,416,479
Vantagepoint International Fund	1,367,826	12,242,047
Vantagepoint US Government
Securities Fund	2,291,197	24,103,391

		242,618,867

TOTAL INVESTMENTS—99.7% (Cost $232,656,212)		242,618,867
Other assets less liabilities—0.3%		756,132

NET ASSETS—100.0%		$243,374,999

See accompanying notes to schedule of investments.	133

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value

MUTUAL FUNDS—99.7%

Vantagepoint Aggressive Opportunities Fund	2,350,269	$21,951,508
Vantagepoint Core Bond Index Fund Class I	4,231,935	43,292,693
Vantagepoint Equity Income Fund	5,324,885	43,823,803
Vantagepoint Growth & Income Fund	4,670,733	43,764,764
Vantagepoint Growth Fund	4,527,706	34,953,888
Vantagepoint Income Preservation Fund	2,176,853	217,685,263
Vantagepoint International Fund	3,432,094	30,717,243

		436,189,162

TOTAL INVESTMENTS—99.7% (Cost $414,943,675)		436,189,162
Other assets less liabilities—0.3%		1,119,980

NET ASSETS—100.0%		$437,309,142

134	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value

MUTUAL FUNDS—99.8%

Vantagepoint Aggressive Opportunities Fund	9,871,975	$92,204,247
Vantagepoint Core Bond Index Fund Class I	8,940,819	91,464,577
Vantagepoint Equity Income Fund	11,172,814	91,952,262
Vantagepoint Growth & Income Fund	14,674,272	137,497,924
Vantagepoint Growth Fund	17,760,525	137,111,252
Vantagepoint Income Preservation Fund	2,753,011	275,301,064
Vantagepoint International Fund	10,297,498	92,162,605

		917,693,931

TOTAL INVESTMENTS—99.8% (Cost $875,369,623)		917,693,931
Other assets less liabilities—0.2%		1,490,136

NET ASSETS—100.0%		$919,184,067

See accompanying notes to schedule of investments.	135

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Aggressive Opportunities Fund	14,951,759	$139,649,425
Vantagepoint Core Bond Index Fund Class I	18,090,875	185,069,653
Vantagepoint Equity Income Fund	14,665,573	120,697,666
Vantagepoint Growth & Income Fund	19,751,024	185,067,094
Vantagepoint Growth Fund	23,864,381	184,233,022
Vantagepoint International Fund	12,479,385	111,690,498

		926,407,358

TOTAL INVESTMENTS—99.9% (Cost $925,881,569)		926,407,358
Other assets less liabilities—0.1%		584,692

NET ASSETS—100.0%		$926,992,050

136	See accompanying notes to schedule of investments.

Schedule of Investments September 30, 2004 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value

MUTUAL FUNDS—100.0%

Vantagepoint Aggressive Opportunities Fund	3,893,127	$36,361,809
Vantagepoint Equity Income Fund	3,303,332	27,186,422
Vantagepoint Growth & Income Fund	3,861,698	36,184,109
Vantagepoint Growth Fund	7,028,020	54,256,311
Vantagepoint International Fund	3,046,488	27,266,070

		181,254,721

TOTAL INVESTMENTS—100.0% (Cost $168,978,531)		181,254,721
Other assets less liabilities—0.0%		5,046

NET ASSETS—100.0%		$181,259,767

See accompanying notes to schedule of investments.	137

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

     Investment Policy and Security Valuation

          The equity securities held by each Fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest offer price obtained from quotation sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at cost. Prices for other fixed income securities are normally obtained from a commercial pricing service which may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board of Directors.

          Each Model Portfolio Fund is diversified among various asset classes reflecting different risk and reward tradeoff potentials. On each business day, shares of the underlying funds are valued and reported at their net asset value.

          The Money Market Fund invests all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio Institutional Class. The AIM Short-Term Investments Trust Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value.

          Prior to November 8, 2004, the objective of the Income Preservation Fund was to seek high levels of current income while preserving the underlying principal investment and maintaining a stable net asset value. The Fund sought to accomplish this by investing in high quality short- and intermediate-term fixed income securities and wrap agreements. The purpose of the wrappers was to offset the fluctuations in the market values of fixed income securities in order to maintain a constant net asset value. The Fund no longer invests in wrap agreements and no longer maintains a stable net asset value.

          The staff of the Securities Exchange Commission (“SEC”) inquired as to the valuation methodology for wrap agreements commonly used by “stable value” mutual funds, including those held by the Income Preservation Fund.

          Effective November 8, 2004, the Vantagepoint Income Preservation Fund changed its name to the Vantagepoint Short-Term Bond Fund. The Fund’s new investment objective is to seek a total return that is consistent with preservation of capital. The Fund’s principal investment strategy is to invest, under normal market conditions, at least 80% of its total assets in bonds of varying maturities. The Fund also normally invests at least 65% of its total assets in debt securities with more than one year to maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years. The Fund does not maintain a stable net asset value. Payden & Rygel Investment Counsel and STW Fixed Income Management LTD serve as subadvisers to the Fund.

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

          Also effective November 8, 2004, allocation changes were made to the three Vantagepoint Model Portfolio Funds that invested in the Vantagepoint Income Preservation Fund. The target investment percentages for the affected Vantagepoint Model Portfolio Funds before and after these reallocations are illustrated below:

Model Portfolio Fund	9/30/2004	11/8/2004	In Underlying Vantagepoint Fund

Savings Oriented Fund	65%	35%	Short-Term Bond Fund (formerly Income Preservation Fund)
	10%	10%	US Government Securities Fund
	0%	30%	Core Bond Index Fund
	10%	10%	Equity Income Fund
	10%	10%	Growth & Income Fund
	5%	5%	International Fund

Conservative Growth Fund	50%	30%	Short-Term Bond Fund (formerly Income Preservation Fund)
	10%	30%	Core Bond Index Fund
	10%	10%	Equity Income Fund
	10%	10%	Growth & Income Fund
	8%	8%	Growth Fund
	7%	7%	International Fund
	5%	5%	Aggressive Opportunities Fund

Traditional Growth Fund	30%	20%	Short-Term Bond Fund (formerly Income Preservation Fund)
	10%	20%	Core Bond Index Fund
	15%	15%	Growth & Income Fund
	15%	15%	Growth Fund
	10%	10%	Equity Income Fund
	10%	10%	Aggressive Opportunities Fund
	10%	10%	International Fund

          Beginning October 1, 2004, the Vantagepoint Funds used a statistical model each day to fair value foreign securities in the International, Overseas Equity Index, and Aggressive Opportunities Funds (because all three of these funds had significant holdings of international securities) and in the Growth, Growth & Income, and Equity Income Funds (since these funds are allowed to hold up to 10% of assets in foreign securities). The statistical model is based on sound investment theory and standard statistical models. This statistical model provides historical correlation of individual foreign securities relative to various factors (e.g. ADR prices, industry sector indices, general indices, etc.). The correlation factors are then used to calculate the fair value of the individual securities.

          The objectives of this action are to minimize arbitrage opportunity and to enhance the ability of the Fund’s Pricing Committee to meet the requirement for fair valuation of foreign securities in reaction to significant events e.g. natural disasters, government actions, and significant market fluctuations.

          The primary measures of the effectiveness of the fair value adjusted prices are Arbitrage Reduction and Variance Reduction. Arbitrage Reduction measures and compares the returns that would be achieved by the arbitrageur executing a trading strategy using adjusted and unadjusted securities prices. The use of fair value would significantly reduce the return achieved by an arbitrageur. The variance reduction test measures the degree to which the calculated fair value is closer to the next day’s opening market price. The fair value should be as close as possible to the next day’s open. Back tests against the portfolios of the International and Overseas Equity Index Funds supported the assertions that the use of this model reduces both arbitrage opportunity and variance to next day’s opening market prices. There will be ongoing quarterly testing to monitor the results of the model.

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

     Futures Contracts

          The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the SEC, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of September 30, 2004, the following funds had open futures contracts:

Asset Allocation Fund
Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

1	CME	E-MINI S&P 500 Index	December 2004	$55,745	$(163)
373	CME	S&P 500 Index	December 2004	$103,964,425	(931,725)
475	CBT	U.S. Treasury Long Bond	December 2004	$53,303,906	(822,422)

			Total Unrealized Depreciation		$(1,754,310)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

62	CME	E-MINI S&P 500 Index	December 2004	$3,456,190	$(11,885)

			Total Unrealized Depreciation		$(11,885)

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)

22	CME	E-MINI Russell Index	December 2004	$1,262,800	$18,915
125	CME	E-MINI S&P 500 Index	December 2004	$6,968,125	(46,060)

			Total Unrealized Depreciation		$(27,145)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation

9	CME	E-MINI S&P MID 400 Index	December 2004	$534,690	$4,260
12	CME	E-MINI Russell Index	December 2004	$688,000	13,155

			Total Unrealized Appreciation		$17,415

Overseas Equity Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)

8	LIF	100 FTSE Index*	December 2004	$368,320	$1,934
3	TSE	TOPIX Index*	December 2004	$33,075,000	(11,448)
23	LIF	DJ Stoxx 50 Eurodollar*	December 2004	$628,590	(11,053)

			Total Unrealized Depreciation		$(20,567)

* Security has been pledged as collateral for forward foreign currency exchange contracts.

     Forward Foreign Currency Exchange Contracts

          A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of September 30, 2004, the funds had the following open forward foreign currency exchange contracts outstanding:

Growth Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2004	Net Unrealized Loss

Sale Contracts
Hong Kong Dollar	10/04/2004	$249,730	$249,791	$(61)
Japanese Yen	10/01/2004	663,719	672,692	(8,973)

		Net Loss on Sale Contracts		$(9,034)

		Net Unrealized Loss on Forward Foreign Currency Contracts		$(9,034)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

Aggressive Opportunities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$ )	U.S. Dollar Value at September 30, 2004	Net Unrealized Gain/(Loss)

Purchase Contracts
Australian Dollar	12/03/2004	$1,229,782	$1,279,301	$49,519
British Pound Sterling	10/01/2004	205,080	204,983	(97)
	08/01/2005	3,549,667	4,239,640	689,973
Danish Krone	12/03/2004	1,527,158	1,575,591	48,433
Euro Dollar	10/01/2004	45,559	45,854	295
	08/01/2005	6,038,705	7,822,890	1,784,185
Japanese Yen	10/01/2004	1,134,690	1,145,743	11,053
	08/01/2005	3,318,942	3,364,644	45,702
New Zealand Dollar	08/01/2005	406,144	495,697	89,553
Swedish Krona	12/03/2004	158,253	164,518	6,265
Swiss Franc	10/01/2004	23,926	24,128	202
	08/02/2005	897,170	1,055,419	158,249

		Net Gain on Purchase Contracts		$2,883,332

Sale Contracts
Australian Dollar	12/03/2004	$781,180	$811,934	$(30,754)
	08/02/2005	4,031,960	5,577,298	(1,545,338)
British Pound Sterling	12/03/2004	5,726,300	5,802,204	(75,904)
	08/01/2005	17,432,460	20,733,036	(3,300,576)
Canadian Dollar	12/03/2004	14,241,519	14,824,492	(582,973)
	03/30/2005	5,643,134	6,027,690	(384,556)
	06/23/2005	14,174,091	15,274,570	(1,100,479)
Czech Republic Koruna	10/01/2004	36,347	36,764	(417)
Danish Krone	12/03/2004	1,875,688	1,933,171	(57,483)
	08/01/2005	2,005,175	2,586,146	(580,971)
Euro Dollar	12/03/2004	21,411,833	22,120,386	(708,553)
	06/23/2005	19,328,000	19,878,054	(550,054)
	08/01/2005	28,613,280	36,660,089	(8,046,809)
Hong Kong Dollar	10/04/2004	21,614	21,619	(5)
Japanese Yen	12/03/2004	17,514,205	17,439,732	74,473
	03/30/2005	10,752,688	10,361,976	390,712
	06/23/2005	80,710,516	79,020,986	1,689,530
	08/01/2005	34,026,829	33,769,592	257,237
New Zealand Dollar	12/03/2004	3,696,560	3,850,545	(153,985)
	08/01/2005	324,216	495,697	(171,481)
Republic of Korea Won	12/03/2004	8,186,998	8,224,536	(37,538)
Singapore Dollar	10/01/2004	59,037	59,455	(418)
	12/03/2004	3,482,910	3,542,361	(59,451)
Swedish Krona	08/01/2005	3,491,968	4,800,747	(1,308,779)
Swiss Franc	12/03/2004	4,968,949	5,093,177	(124,228)
	08/02/2005	914,004	1,055,420	(141,416)

		Net Loss on Sale Contracts		$(16,550,216)

		Net Unrealized Loss on Forward Foreign Currency Contracts		$(13,666,884)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$ )	U.S. Dollar Value at September 30, 2004	Net Unrealized Gain/(Loss)

Purchase Contracts
British Pound Sterling	10/01/2004	$414,809	$414,156	$(653)
Canadian Dollar	10/01/2004	81,051	81,195	144
Euro Dollar	10/01/2004	267,429	269,546	2,117
Japanese Yen	10/01/2004	204,089	205,500	1,411
	10/04/2004	134,263	135,043	780
Swedish Krona	10/01/2004	30,036	30,242	206

		Net Gain on Purchase Contracts		$4,005

Sale Contracts
Australian Dollar	10/01/2004	$150,325	$152,590	$(2,265)
British Pound Sterling	10/01/2004	154,116	155,158	(1,042)
Japanese Yen	10/01/2004	41,338	41,589	(251)
	10/14/2004	1,652,000	1,616,911	35,089
	12/07/2004	835,000	839,514	(4,514)
Swiss Franc	10/01/2004	199,995	202,448	(2,453)
	10/04/2004	61,541	62,183	(642)
	11/17/2004	609,055	616,013	(6,958)
	12/01/2004	2,041,971	2,065,488	(23,517)
	12/07/2004	1,119,974	1,132,954	(12,980)

		Net Loss on Sale Contracts		$(19,533)

		Net Unrealized Loss on Forward Foreign Currency Contracts		$(15,528)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$ )	U.S. Dollar Value at September 30, 2004	Net Unrealized Gain/(Loss)

Purchase Contracts
British Pound Sterling	12/16/2004	$1,024,743	$1,039,512	$14,769
Euro Dollar	12/16/2004	1,392,297	1,420,375	28,078
Japanese Yen	12/16/2004	396,526	394,708	(1,818)
Swedish Krona	10/01/2004	2,858	2,883	25

		Net Gain on Purchase Contracts		$41,054

Sale Contracts
British Pound Sterling	12/16/2004	$405,200	$410,553	$(5,353)
Euro Dollar	12/16/2004	606,064	617,068	(11,004)
Japanese Yen	12/16/2004	105,176	104,211	965
Swiss Franc	10/01/2004	2,858	2,890	(32)

		Net Loss on Sale Contracts		$(15,424)

		Net Unrealized Gain on Forward Foreign Currency Contracts		$25,630

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

          Tax Basis Unrealized Appreciation/(Depreciation)

          At September 30, 2004, net unrealized appreciation/(depreciation) on securities investments was as follows:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)

Money Market	$108,968,164	—	—	—
Income Preservation	731,623,212	—	$247,171	$(247,171)
US Government Securities	204,433,383	$643,919	811,566	(167,647)
Asset Allocation	831,928,829	32,411,359	65,577,071	(33,165,712)
Equity Income	959,492,735	145,865,637	35,726,954	110,138,683
Growth & Income	832,191,813	102,099,736	29,962,698	72,137,038
Growth	3,076,383,802	214,455,736	159,067,393	55,388,343
Aggressive Opportunities	1,067,327,187	209,440,513	39,290,807	170,149,706
International	526,933,731	61,396,417	17,307,954	44,088,463
Core Bond Index	655,388,657	30,813,597	3,125,405	27,688,192
500 Stock Index	206,579,103	169,330,914	27,724,731	141,606,183
Broad Market Index	474,598,562	179,686,301	58,000,292	121,686,009
Mid/Small Company Index	115,867,491	48,224,705	15,835,927	32,388,778
Overseas Equity Index	38,255,567	18,826,115	3,857,429	14,968,686
Savings Oriented	239,289,006	4,638,548	1,308,687	3,329,861
Conservative Growth	449,838,250	—	13,649,088	(13,649,088)
Traditional Growth	960,533,053	—	42,839,122	(42,839,122)
Long-Term Growth	974,150,534	—	47,743,176	(47,743,176)
All-Equity Growth	175,022,962	6,298,001	66,242	6,231,759

Vantagepoint securities are distributed by ICMA-RC Services LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC.

The Vantagepoint® funds

777 North Capitol Street, NE
Washington, DC 20002-4240
Toll-Free 1-800-669-7400
Para asistencia en Español llame al 1-800-669-8216
www.icmarc.org
SAR000-001-200406-188

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 2b. Not applicable.

Item 3 (Exhibits): Certification exhibits at attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen

Joan McCallen, Principal Executive Officer
Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen

Joan McCallen, Principal Executive Officer
Date	November 29, 2004

By:	/s/ John Bennett

John Bennett, Principal Financial Officer
Date	November 24, 2004